UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis IndexIQ Advisors LLC 51 Madison Avenue New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ ETF Trust

Semi-Annual Report
October 31, 2022

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Real Return ETF (CPI)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Merger Arbitrage ETF (MNA)
IQ Global Resources ETF (GRES)
IQ CBRE NextGen Real Estate ETF (Formerly IQ U.S.
Real Estate Small Cap ETF) (ROOF)
IQ FTSE International Equity Currency Neutral ETF
(Formerly IQ 50 Percent Hedged FTSE International
ETF) (HFXI)
IQ Chaikin U.S. Large Cap ETF (CLRG)

IQ Chaikin U.S. Small Cap ETF (CSML)
IQ 500 International ETF (IQIN)
IQ Candriam ESG U.S. Large Cap Equity ETF (Formerly
IQ Candriam ESG US Equity ETF) (IQSU)
IQ Candriam ESG U.S. Mid Cap Equity ETF (IQSM)
IQ Candriam ESG International Equity ETF (IQSI)
IQ Healthy Hearts ETF (HART)
IQ Engender Equality ETF (EQUL)
IQ Cleaner Transport ETF (CLNR)
IQ Clean Oceans ETF (OCEN)
IQ Global Equity R&D Leaders ETF (WRND)
IQ U.S. Large Cap R&D Leaders ETF (LRND)
IQ U.S. Mid Cap R&D Leaders ETF (MRND)

Not FDIC Insured | May Lose Value | No Bank Guarantee

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725.
Availability of Proxy Voting Policies and Proxy Voting Records
You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725, visiting neworklifeinvestments.com/etf, or by accessing the SEC’s website at www.sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at www.sec.gov. Additionally, the Funds' makes its portfolio holdings for the first and third quarters of each fiscal year available on the Funds’ website at newyorklifeinvestments.com\documents.
Availablity of Premium/Discount Information
Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com/etf or by calling 1-888-474-7725.
Electronic Delivery
Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.
To enroll:
Visit https://www.fundreports.com
If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President
A series of economic and geopolitical challenges undermined equity and fixed-income markets during the six-month reporting period ended October 31, 2022. Stocks and bonds alike trended lower in the face of sharply rising interest rates, increasing inflationary pressures, slowing economic growth and Russia’s invasion of Ukraine.
The reporting period began on a mixed note, with concerns about rising inflation and Russia’s invasion of Ukraine weighing on markets. On one hand, rising commodity prices and hopes that inflationary pressures might subside supported some asset classes and sectors. On the other, the U.S. Federal Reserve (the “Fed”) issued increasingly hawkish statements regarding its intention to combat mounting inflation. As a result, equity markets remained flat while U.S. fixed-income markets gained modest ground in May. Early June saw a downturn across asset classes as economic data showed increasing inflationary pressures, causing investors to anticipate a higher-than-previously-expected rate increase from the Fed at its meeting on June 15, 2022. Indeed, the Fed raised rates by 0.75% at that meeting, from a range of 0.75% to 1.00% to a range of 1.50% to 1.75%, its largest increase of the year to date. Markets rallied in the wake of the Fed meeting as investors started to hope that slowing economic growth might lead to rate decreases later in the year. In August, however, signs of persistently increasing inflation and statements from the Fed indicated that further rate increases were seen as necessary, undercutting optimism and driving stock and bond prices lower through mid-October. The Fed implemented two additional 0.75% rate increases during that time, with additional increases expected before the end of the year. International central banks generally raised rates as well, in efforts to curb local inflation, although most increases remained significantly more modest than those in the United States. Relatively high U.S. interest rates and international risk-averse sentiment pushed U.S. dollar values higher compared to most other currencies, with the ensuing negative impact on global prices for food, fuel and other key, U.S.-dollar-denominated products.
Despite a rally in the closing weeks of October, the S&P 500® Index, a widely regarded benchmark of U.S. market performance, declined by more than 5% during the reporting period. Although the energy sector generated strong gains, bolstered by elevated oil and gas prices, most other industry areas recorded losses. The more cyclical and growth-oriented sectors of consumer discretionary, real estate and information technology delivered the weakest returns, while the traditionally defensive and value-oriented consumer staples, utilities and health care sectors outperformed. International stocks lagged compared to their U.S. counterparts, with some emerging markets, such as China, suffering particularly steep losses. A few markets, however, including Brazil and Mexico, gained ground. Fixed-income markets saw bond prices broadly decline as yields rose along with interest rates. Short-term yields rose faster than long-term yields, producing a yield curve inversion from July through the end of the reporting period, with long-term rates remaining below short-term rates. Some floating-rate instruments, which feature variable interest rates that allow investors to benefit from a rising rate environment, provided a degree of insulation from inflation-driven trends.
While the Fed acknowledges the costs of rising rates in terms of weaker GDP (gross domestic product) growth and unsettled financial markets over the short term, its primary focus continues to be the longer-term economic impact of inflation. With the latest figures as of the date of this report showing that inflation remains above 8%, versus a target rate of just 2%, the Fed clearly has a distance yet to go, making further rate increases and market volatility more likely in the coming months. The question remains as to whether the Fed and other central banks will manage a so-called “soft landing,” curbing inflation while avoiding a persistent economic slowdown. If they prove successful, we expect that favorable inflation trends and increasingly attractive valuations in both equity and bond markets should eventually translate into sustainable improvements in the investment environment.
Whatever actions the Fed takes and however financial markets react, you can depend on us to provide you with the intelligent investment solutions that define the IndexIQ portfolio of exchange-traded funds. Thank you for trusting us to help you meet your investment needs.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semi-Annual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/22 to 10/31/22” to estimate the expenses you paid on your account during this period. To the extent a Fund invests in any underlying funds, that Fund will indirectly bear its pro rata share of the expenses incurred by any underlying fund investments in which each such Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. To the extent a Fund invests in any underlying funds that Fund will indirectly bear its pro rata share of the expenses incurred by any underlying fund investments in which the Fund invests. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 05/01/2022 to 10/31/2022	Expenses Paid During the Period 05/01/2022 to 10/31/20221
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$946.10	0.56%	$2.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$938.20	0.45%	$2.20
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$967.30	0.45%	$2.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$941.00	0.44%	$2.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.99	0.44%	$2.24
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$958.10	0.45%	$2.22
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 05/01/2022 to 10/31/2022	Expenses Paid During the Period 05/01/2022 to 10/31/20221
IQ Real Return ETF
Actual	$1,000.00	$945.30	0.28%	$1.37
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$971.70	0.42%	$2.09
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
IQ Merger Arbitrage ETF
Actual	$1,000.00	$995.50	0.78%	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
IQ Global Resources ETF
Actual	$1,000.00	$938.00	0.32%	$1.56
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
IQ CBRE NextGen Real Estate ETF
Actual	$1,000.00	$782.30	0.70%	$3.14
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ FTSE International Equity Currency Neutral ETF
Actual	$1,000.00	$909.90	0.21%	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.07
IQ Chaikin U.S. Large Cap ETF
Actual	$1,000.00	$975.40	0.25%	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ Chaikin U.S. Small Cap ETF
Actual	$1,000.00	$1,030.60	0.36%	$1.84
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.39	0.36%	$1.84
IQ 500 International ETF
Actual	$1,000.00	$879.70	0.25%	$1.18
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ Candriam ESG U.S. Large Cap Equity ETF
Actual	$1,000.00	$929.60	0.09%	$0.44
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
IQ Candriam ESG U.S. Mid Cap Equity ETF
Actual	$1,000.00	$1,036.00	0.15%	$0.03*
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,000.93	0.15%	$0.03
IQ Candriam ESG International Equity ETF
Actual	$1,000.00	$874.40	0.15%	$0.71
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
IQ Healthy Hearts ETF
Actual	$1,000.00	$930.20	0.46%	$2.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
IQ Engender Equality ETF
Actual	$1,000.00	$968.80	0.46%	$2.28
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
IQ Cleaner Transport ETF
Actual	$1,000.00	$864.30	0.46%	$2.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 05/01/2022 to 10/31/2022	Expenses Paid During the Period 05/01/2022 to 10/31/20221
IQ Clean Oceans ETF
Actual	$1,000.00	$847.80	0.46%	$2.14
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
IQ Global Equity R&D Leaders ETF
Actual	$1,000.00	$867.30	0.19%	$0.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
IQ U.S. Large Cap R&D Leaders ETF
Actual	$1,000.00	$908.90	0.15%	$0.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
IQ U.S. Mid Cap R&D Leaders ETF
Actual	$1,000.00	$912.70	0.17%	$0.82
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87

*
Fund commenced operation on October 25, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 7/365 (to reflect commencement of operation).

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365.

Portfolio Summaries* (unaudited)

October 31, 2022
IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $648.9
Asset Class	% of Net Assets
Money Market Fund	21.5%
Investment Grade Corporate Bond Funds	18.6
U.S. Ultra Short Term Bond Funds	12.4
Convertible Bond Funds	11.9
Bank Loan Funds	9.2
Emerging Equity Funds	8.0
U.S. Medium Term Treasury Bond Funds	6.8
U.S. Large Cap Core Funds	5.0
Floating Rate — Investment Grade Funds	4.2
International Equity Core Funds	3.3
U.S. Large Cap Growth Funds	3.1
Emerging Bonds — Local Currency Funds	2.7
Gold Funds	2.7
Emerging Markets Small Cap Equity Fund	2.4
U.S. Dollar Fund	2.4
U.S. Preferred Fund	1.4
Europe Equity Funds	1.4
Silver Funds	1.3
U.S. Small Cap Growth Funds	1.1
U.S. Momentum Fund	0.9
International Large Cap Growth Fund	0.4
U.S. REITS Funds	0.3
High Yield Corporate Bond Funds	0.3
Mortgage Backed Securities Funds	0.2
Municipal Bond Fund	0.0(a)
Total Investments	121.5
Other Assets and Liabilities, Net	(21.5)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $2.5
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	26.0%
Emerging Equity Funds	15.0
Convertible Bond Funds	12.7
Investment Grade Corporate Bond Funds	7.9
U.S. Medium Term Treasury Bond Funds	7.8
Floating Rate — Investment Grade Funds	4.9
Emerging Bonds — Local Currency Funds	4.9
Money Market Funds	4.7
Gold Funds	3.9
U.S. Large Cap Growth Funds	3.0
Emerging Small Cap Equity Fund	2.7
U.S. Dollar Fund	2.7
High Yield Corporate Bond Funds	2.5
Europe Equity Funds	2.0
U.S. Large Cap Core Funds	1.9
Silver Funds	1.9
Total Investments	104.5
Other Assets and Liabilities, Net	(4.5)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2022
IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $6.2
Asset Class	% of Net Assets
Money Market Funds	27.6%
Bank Loan Funds	18.3
Floating Rate — Investment Grade Funds	18.1
U.S. Medium Term Treasury Bond Funds	17.9
U.S. Ultra Short Term Bond Funds	11.6
U.S. Low Volatility Fund	6.3
High Yield Corporate Bond Funds	6.2
Treasury Inflation Protected Securities	6.1
U.S. Preferred Fund	6.0
Convertible Bond Funds	3.3
U.S. Dollar Fund	2.8
Mortgage Backed Securities Funds	2.8
Volatility Note	0.4
Emerging Bonds — Local Currency Funds	0.0(a)
Total Investments	127.4
Other Assets and Liabilities, Net	(27.4)
Total Net Assets	100.0%
IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $20.1
Asset Class	% of Net Assets
U.S. Large Cap Core Funds	29.7%
International Equity Core Funds	29.3
Investment Grade Corporate Bond Funds	17.1
U.S. Momentum Fund	7.8
Bank Loan Funds	7.0
Money Market Funds	5.0
International Large Cap Growth Fund	3.2
U.S. REITS Funds	3.0
U.S. Ultra Short Term Bond Funds	1.9
Volatility Note	1.0
Total Investments	105.0
Other Assets and Liabilities, Net	(5.0)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $6.2
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	43.8%
Bank Loan Funds	23.9
Convertible Bond Funds	22.0
Money Market Funds	17.2
U.S. Small Cap Growth Funds	5.3
U.S. Preferred Fund	4.8
U.S. Ultra Short Term Bond Funds	0.0(a)
Total Investments	117.0
Other Assets and Liabilities, Net	(17.0)
Total Net Assets	100.0%
IQ Real Return ETF
Net Assets ($ mil): $8.7
Industry	% of Net Assets
Government	59.7%
Commodity Funds	9.8
Information Technology	6.4
Financials	5.0
Industrials	3.6
Health Care	3.6
Energy	2.5
Consumer Discretionary	2.5
Communication Services	1.7
Consumer Staples	1.6
Utilities	1.3
Real Estate	1.2
Materials	0.9
Money Market Funds	0.1
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2022
IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $18.2
Industry	% of Net Assets
Energy	15.5%
Consumer Discretionary	14.9
Industrials	11.4
Media	11.2
Health Care	8.2
Information Technology	5.5
Consumer Staples	5.4
Materials	5.4
Utilities	4.6
Telecommunication Services	4.6
Financials	4.1
Real Estate	3.6
Transportation	3.3
Money Market Funds	1.9
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
Total Net Assets	100.0%
IQ Merger Arbitrage ETF
Net Assets ($ mil): $558.9
Industry	% of Net Assets
Information Technology	24.2%
Money Market Funds	21.1
Health Care	14.6
Real Estate	8.5
Industrials	7.2
U.S. Ultra Short Term Bond Funds	7.2
Communication Services	6.6
Financials	4.6
Consumer Discretionary	3.6
Materials	1.3
Consumer Staples	1.1
Energy	1.0
Utilities	1.0
Total Investments	102.0
Other Assets and Liabilities, Net	(2.0)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Global Resources ETF
Net Assets ($ mil): $36.3
Industry	% of Net Assets
Energy	32.3%
Grains Food Fiber	26.2
Industrial Metals	21.7
Precious Metals	6.2
Water	5.0
Timber	4.7
Livestock	3.4
Money Market Funds	0.3
Coal	0.0(a)
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
Total Net Assets	100.0%
IQ CBRE NextGen Real Estate ETF
Net Assets ($ mil): $26.9
Industry	% of Net Assets
Industrial	33.7%
Infrastructure (Tower)	17.3
Multi-Family Residential	14.6
Data Center	14.4
Health Care	12.1
Single-Family Residential	3.1
Manufactured Homes	3.0
Data Center Property Owners	0.6
REITs	0.6
Student Housing	0.5
Money Market Fund	0.2
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2022
IQ FTSE International Equity Currency Neutral ETF
Net Assets ($ mil): $264.9
Industry	% of Net Assets
Financials	17.0%
Industrials	15.5
Health Care	12.9
Consumer Discretionary	10.8
Consumer Staples	10.1
Information Technology	9.8
Materials	8.0
Energy	4.8
Communication Services	4.7
Utilities	3.2
Real Estate	3.0
Money Market Fund	0.4
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%
IQ Chaikin U.S. Large Cap ETF
Net Assets ($ mil): $277.9
Industry	% of Net Assets
Information Technology	23.4%
Health Care	20.1
Consumer Discretionary	13.1
Industrials	13.0
Financials	12.6
Communication Services	5.8
Consumer Staples	4.4
Energy	3.9
Real Estate	1.7
Utilities	0.9
Materials	0.9
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ Chaikin U.S. Small Cap ETF
Net Assets ($ mil): $238.2
Industry	% of Net Assets
Financials	24.1%
Industrials	18.3
Health Care	12.8
Information Technology	10.7
Consumer Discretionary	10.4
Energy	5.4
Real Estate	4.6
Materials	4.2
Consumer Staples	3.9
Utilities	3.2
Communication Services	2.3
Money Market Funds	0.5
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
Total Net Assets	100.0%
IQ 500 International ETF
Net Assets ($ mil): $180.9
Industry	% of Net Assets
Industrials	21.1%
Consumer Discretionary	13.0
Consumer Staples	11.2
Financials	10.0
Materials	9.6
Energy	9.3
Communication Services	8.5
Health Care	6.7
Utilities	5.8
Information Technology	4.3
Money Market Fund	1.9
Total Investments	101.4
Other Assets and Liabilities, Net	(1.4)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2022
IQ Candriam ESG U.S. Large Cap Equity ETF
Net Assets ($ mil): $372.7
Industry	% of Net Assets
Information Technology	35.4%
Consumer Discretionary	14.1
Health Care	9.8
Financials	8.7
Consumer Staples	8.0
Communication Services	7.9
Industrials	5.0
Energy	3.8
Real Estate	3.2
Materials	2.3
Utilities	1.5
Money Market Fund	0.0(a)
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
Total Net Assets	100.0%
IQ Candriam ESG U.S. Mid Cap Equity ETF
Net Assets ($ mil): $5.2
Industry	% of Net Assets
Industrials	20.0%
Information Technology	15.2
Consumer Discretionary	14.4
Financials	12.3
Health Care	11.7
Real Estate	9.8
Materials	6.5
Consumer Staples	4.3
Communication Services	2.7
Utilities	1.5
Energy	1.5
Money Market Fund	0.1
Total Investments	100.0
Other Assets and Liabilities, Net	0.0(a)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Candriam ESG International Equity ETF
Net Assets ($ mil): $181.2
Industry	% of Net Assets
Financials	16.6%
Health Care	16.3
Industrials	14.1
Consumer Discretionary	11.4
Consumer Staples	8.9
Information Technology	8.6
Energy	6.5
Materials	6.5
Communication Services	5.1
Real Estate	2.8
Utilities	2.7
Money Market Funds	0.6
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Total Net Assets	100.0%
IQ Healthy Hearts ETF
Net Assets ($ mil): $7.6
Industry	% of Net Assets
Health Care	70.4%
Consumer Discretionary	10.8
Consumer Staples	7.5
Information Technology	4.9
Communication Services	4.5
Industrials	1.4
Real Estate	0.4
Money Market Fund	0.3
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2022
IQ Engender Equality ETF
Net Assets ($ mil): $5.2
Industry	% of Net Assets
Information Technology	17.0%
Financials	16.8
Health Care	15.1
Consumer Discretionary	11.5
Consumer Staples	11.4
Communication Services	8.3
Industrials	7.6
Materials	6.8
Real Estate	3.9
Utilities	1.4
Money Market Fund	0.1
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%
IQ Cleaner Transport ETF
Net Assets ($ mil): $4.4
Industry	% of Net Assets
Industrials	31.2%
Information Technology	30.8
Consumer Discretionary	27.9
Utilities	6.6
Communication Services	2.9
Materials	0.5
Money Market Fund	0.1
Total Investments	100.0
Other Assets and Liabilities, Net	0.0(a)
Total Net Assets	100.0%
IQ Clean Oceans ETF
Net Assets ($ mil): $4.4
Industry	% of Net Assets
Information Technology	27.7%
Industrials	26.6
Materials	15.2
Utilities	13.7
Consumer Staples	9.4
Consumer Discretionary	7.2
Money Market Funds	0.2
Total Investments	100.0
Other Assets and Liabilities, Net	0.0(a)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Global Equity R&D Leaders ETF
Net Assets ($ mil): $3.8
Industry	% of Net Assets
Information Technology	32.6%
Health Care	26.1
Consumer Discretionary	20.5
Communication Services	10.6
Industrials	7.9
Materials	0.9
Consumer Staples	0.8
Energy	0.5
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%
IQ U.S. Large Cap R&D Leaders ETF
Net Assets ($ mil): $4.1
Industry	% of Net Assets
Information Technology	39.3%
Health Care	27.8
Consumer Discretionary	12.8
Communication Services	12.6
Industrials	5.7
Materials	0.9
Consumer Staples	0.5
Energy	0.3
Money Market Fund	0.0(a)
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%
IQ U.S. Mid Cap R&D Leaders ETF
Net Assets ($ mil): $4.1
Industry	% of Net Assets
Information Technology	35.9%
Health Care	26.4
Consumer Discretionary	12.9
Communication Services	9.1
Industrials	7.1
Materials	6.9
Money Market Fund	3.2
Energy	0.9
Real Estate	0.6
Total Investments	103.0
Other Assets and Liabilities, Net	(3.0)
Total Net Assets	100.0%

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2022 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 6.4%
Gold Funds — 2.7%
abrdn Gold ETF Trust*	74,523	$1,164,795
Graniteshares Gold Trust*	26,608	430,251
iShares Gold Trust*(a)	429,845	13,316,598
SPDR Gold MiniShares Trust*	74,073	2,400,706
Total Gold Funds		17,312,350
Silver Funds — 1.3%
abrdn Silver ETF Trust*	41,306	760,443
iShares Silver Trust*(a)	440,327	7,758,562
Total Silver Funds		8,519,005
U.S. Dollar Fund — 2.4%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	525,984	15,795,300
Total Exchange Traded Vehicles
(Cost $42,957,116)		41,626,655
Investment Companies — 93.6%
Bank Loan Funds — 9.2%
Invesco Senior Loan ETF(a)	903,490	18,720,313
SPDR Blackstone Senior Loan ETF(a)	984,867	40,714,402
Total Bank Loan Funds		59,434,715
Convertible Bond Funds — 11.9%
iShares Convertible Bond ETF(a)	330,998	23,358,529
SPDR Bloomberg Convertible Securities ETF(a)	829,773	54,009,924
Total Convertible Bond Funds		77,368,453
Emerging Bonds — Local Currency Funds — 2.7%
SPDR Bloomberg Emerging Markets Local Bond ETF	396,613	7,472,189
VanEck J. P. Morgan EM Local Currency Bond ETF	442,851	10,035,004
Total Emerging Bonds — Local Currency Funds		17,507,193
Emerging Equity Funds — 8.0%
iShares Core MSCI Emerging Markets ETF	218,680	9,261,098
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	622,205	31,228,469
Schwab Emerging Markets Equity ETF	56,547	1,225,373
Vanguard FTSE Emerging Markets ETF(a)	286,759	10,165,607
Total Emerging Equity Funds		51,880,547
Emerging Markets Small Cap Equity Fund — 2.4%
SPDR S&P Emerging Markets SmallCap ETF	348,077	15,844,465
Europe Equity Funds — 1.4%
iShares Core MSCI Europe ETF(a)	33,633	1,442,519
JPMorgan BetaBuilders Europe ETF(a)	33,719	1,470,823
Vanguard FTSE Europe ETF(a)	118,151	5,912,276
Total Europe Equity Funds		8,825,618
Floating Rate — Investment Grade Funds — 4.2%
iShares Floating Rate Bond ETF	399,242	20,057,918
SPDR Bloomberg Investment Grade Floating Rate ETF	229,006	6,943,462
Total Floating Rate — Investment Grade Funds		27,001,380
	Shares	Value
Investment Companies (continued)
High Yield Corporate Bond Funds — 0.3%
iShares iBoxx High Yield Corporate Bond ETF(a)	15,450	$1,134,494
SPDR Bloomberg High Yield Bond ETF(a)	5,368	483,388
Xtrackers USD High Yield Corporate Bond ETF(a)	9,269	312,365
Total High Yield Corporate Bond Funds		1,930,247
International Equity Core Funds — 3.3%
iShares Core MSCI EAFE ETF	181,521	10,114,350
Vanguard FTSE Developed Markets ETF	293,008	11,301,319
Total International Equity Core Funds		21,415,669
International Large Cap Growth Fund — 0.4%
iShares MSCI EAFE Growth ETF(a)	30,907	2,354,804
Investment Grade Corporate Bond Funds — 18.6%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	6,914	328,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,548	1,575,790
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	803,491	39,419,268
Vanguard Intermediate-Term Corporate Bond ETF	25,086	1,885,464
Vanguard Short-Term Corporate Bond ETF(a)	1,049,631	77,662,198
Total Investment Grade Corporate Bond Funds		120,870,720
Mortgage Backed Securities Funds — 0.2%
iShares MBS ETF(a)	8,624	779,092
SPDR Portfolio Mortgage Backed Bond ETF	6,895	145,691
Vanguard Mortgage-Backed Securities ETF(a)	12,028	533,442
Total Mortgage Backed Securities Funds		1,458,225
Municipal Bond Fund — 0.0%(b)
VanEck High Yield Muni ETF	1	49
U.S. Large Cap Core Funds — 5.0%
Energy Select Sector SPDR Fund	93,926	8,453,340
Financial Select Sector SPDR Fund	206,044	7,001,375
Health Care Select Sector SPDR Fund(a)	48,309	6,413,020
iShares MSCI USA Quality Factor ETF	20,032	2,254,802
Vanguard Energy ETF	13,876	1,748,098
Vanguard Financials ETF	24,585	2,052,356
Vanguard Health Care ETF	19,026	4,623,889
Total U.S. Large Cap Core Funds		32,546,880
U.S. Large Cap Growth Funds — 3.1%
Schwab U.S. Large-Cap Growth ETF	45,775	2,668,225
Vanguard Growth ETF	60,670	13,513,636
Vanguard Mega Cap Growth ETF(a)	11,181	2,022,531
Vanguard Russell 1000 Growth ETF	27,859	1,595,206
Total U.S. Large Cap Growth Funds		19,799,598

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Investment Companies (continued)
U.S. Medium Term Treasury Bond Funds — 6.8%
iShares 3-7 Year Treasury Bond ETF(a)	146,542	$16,638,379
Schwab Intermediate-Term U.S. Treasury ETF	228,695	11,132,873
Vanguard Intermediate-Term Treasury ETF(a)	285,441	16,495,635
Total U.S. Medium Term Treasury Bond Funds		44,266,887
U.S. Momentum Fund — 0.9%
iShares MSCI USA Momentum Factor ETF	38,528	5,688,274
U.S. Preferred Fund — 1.4%
iShares Preferred & Income Securities ETF(a)	297,220	9,068,182
U.S. REITS Funds — 0.3%
Fidelity MSCI Real Estate Index ETF	3,467	85,808
iShares Core U.S. REIT ETF(a)	2,146	106,828
Vanguard Real Estate ETF	23,622	1,960,154
Total U.S. REITS Funds		2,152,790
U.S. Small Cap Growth Funds — 1.1%
iShares Russell 2000 Growth ETF	12,657	2,863,773
SPDR S&P 600 Small Cap Growth ETF	8,979	671,988
Vanguard Small-Cap Growth ETF(a)	17,727	3,702,461
Total U.S. Small Cap Growth Funds		7,238,222
U.S. Ultra Short Term Bond Funds — 12.4%
Goldman Sachs Access Treasury 0-1 Year ETF	118,238	11,801,335
Invesco Treasury Collateral ETF(a)	145,589	15,326,154
IQ Ultra Short Duration ETF†	649,892	30,668,403
iShares Short Treasury Bond ETF(a)	115,165	12,664,695
SPDR Bloomberg 1-3 Month T-Bill ETF	111,325	10,196,257
Total U.S. Ultra Short Term Bond Funds		80,656,844
Total Investment Companies (Cost $654,440,004)		607,309,762

	Shares	Value
Short-Term Investment — 21.5%
Money Market Fund — 21.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(c)(d) (Cost $139,268,137)	139,268,137	$139,268,137
Total Investments — 121.5%
(Cost $836,665,257)		788,204,554
Other Assets and Liabilities, Net — (21.5)%		(139,266,678)
Net Assets — 100.0%		$648,937,876

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $160,593,309; total market value of collateral held by the Fund was $164,882,208. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $25,614,071.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2022.

(d)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Gold ETF Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$25,680	$—
abrdn Gold ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	57,831	—
abrdn Silver ETF Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	16,753	—
abrdn Silver ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	37,759	—
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(248,740)	—
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF – 0.15%	7/05/2023	Monthly	(558,980)	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	186,300	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	419,670	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$1,881	$—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,257	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	154,303	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	347,615	—
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(561,004)	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(1,260,632)	—
Goldman Sachs Access Treasury 0-1 Year ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	260,105	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	585,985	—
Graniteshares Gold Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	9,476	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,361	—
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	141,379	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	318,335	—
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(266,444)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF – 0.15%	7/05/2023	Monthly	(598,651)	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	348,138	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	784,233	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	412,618	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	929,458	—
Invesco Treasury Collateral ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	337,811	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	760,892	—
Invesco Variable Rate Preferred ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(2,006,727)	—
Invesco Variable Rate Preferred ETF	Morgan Stanley	1-Day FEDEF – 18.48%	7/05/2023	Monthly	(4,509,135)	—
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	683,594	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,522,680	—
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(1,235,508)	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF – 3.93%	7/05/2023	Monthly	(2,776,248)	—
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(173,479)	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(389,822)	—
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	366,734	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	826,117	—
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	7,211	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,272	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	514,879	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$1,159,747	$—
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	222,936	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	502,149	—
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	204,127	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	459,794	—
iShares Core MSCI Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	31,781	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	71,626	—
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	2,340	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,277	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	442,112	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	995,857	—
iShares Gold Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	293,505	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	661,175	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	34,763	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	78,242	—
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	24,966	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	56,321	—
iShares JP Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(1,666,526)	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(3,744,752)	—
iShares MBS ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	17,165	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	38,666	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(87,100)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF – 0.68%	7/05/2023	Monthly	(195,761)	—
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	51,885	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	116,875	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	688,306	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,550,469	—
iShares MSCI Global Min Vol Factor ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(2,095,513)	—
iShares MSCI Global Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF – 0.63%	7/05/2023	Monthly	(4,708,551)	—
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(186,113)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF – 0.88%	7/05/2023	Monthly	(418,166)	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	125,346	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	282,435	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$49,752	$—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	111,997	—
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	199,871	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	450,236	—
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	63,127	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	142,318	—
iShares Russell 2000 Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(86,029)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(193,276)	—
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(47,915)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF – 2.08%	7/05/2023	Monthly	(107,619)	—
iShares Short Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	279,104	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	628,808	—
iShares Silver Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	171,002	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	385,208	—
iShares TIPS Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(1,320,406)	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(2,966,898)	—
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	868,853	—
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,957,151	—
iShares U.S. Industrials ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(22,403)	—
iShares U.S. Industrials ETF	Morgan Stanley	1-Day FEDEF – 6.53%	7/05/2023	Monthly	(50,265)	—
JPMorgan BetaBuilders Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	32,410	—
JPMorgan BetaBuilders Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	73,020	—
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(138,711)	—
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF – 10.63%	7/05/2023	Monthly	(311,681)	—
Schwab Emerging Markets Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	27,001	—
Schwab Emerging Markets Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	60,849	—
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	245,396	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	552,761	—
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(103,787)	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF – 6.28%	7/05/2023	Monthly	(233,220)	—
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	58,815	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	132,493	—
Schwab U.S. TIPS ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(705,967)	—
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF – 0.78%	7/05/2023	Monthly	(1,586,322)	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	$897,409	$—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,021,443	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	224,762	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	506,218	—
SPDR Bloomberg Barclays High Yield Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	10,626	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,953	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,190,431	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,681,578	—
SPDR Bloomberg Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	164,699	—
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	370,997	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	153,055	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	344,738	—
SPDR Bloomberg Short Term High Yield Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(808,907)	—
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF – 1.18%	7/05/2023	Monthly	(1,817,659)	—
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(132,671)	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF – 2.83%	7/05/2023	Monthly	(298,094)	—
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	52,926	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	222,171	—
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(37,339)	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF – 0.35%	7/05/2023	Monthly	(83,914)	—
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	3,212	—
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,226	—
SPDR S&P 600 Small Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	14,818	—
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	33,379	—
SPDR S&P China ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(15,387)	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF – 7.63%	7/05/2023	Monthly	(34,531)	—
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	349,229	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	786,677	—
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(268,805)	—
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF – 1.18%	7/05/2023	Monthly	(603,950)	—
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(240,140)	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF – 0.15%	7/05/2023	Monthly	(539,739)	—
VanEck J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	221,184	—
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	498,225	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	$(74,611)	$—
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF – 15.48%	7/05/2023	Monthly	(167,513)	—
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(322,663)	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF – 2.08%	7/05/2023	Monthly	(725,047)	—
Vanguard Energy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	38,550	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	86,800	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	45,246	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	101,929	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(228,691)	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF – 0.93%	7/05/2023	Monthly	(513,858)	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	249,085	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	561,116	—
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	224,079	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	504,702	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	130,304	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	293,535	—
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(960,965)	—
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF – 0.88%	7/05/2023	Monthly	(2,159,330)	—
Vanguard Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	297,803	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	670,893	—
Vanguard Health Care ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	101,830	—
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	229,663	—
Vanguard Industrials ETF	Morgan Stanley	1-Day FEDEF – 3.88%	7/05/2023	Monthly	(329,882)	—
Vanguard Information Technology ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(103,022)	—
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF – 1.28%	7/05/2023	Monthly	(231,140)	—
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	41,563	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	93,649	—
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	363,615	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	819,000	—
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(24,284)	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF – 1.73%	7/05/2023	Monthly	(54,580)	—
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	44,499	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	100,394	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$11,753	$—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	26,477	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	43,233	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	97,336	—
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	35,158	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	79,191	—
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,711,759	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,855,915	—
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	81,664	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	183,797	—
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(163,340)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF – 1.08%	7/05/2023	Monthly	(366,994)	—
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	6,875	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	15,502	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of  $1,411,444 at October 31, 2022.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)
Reflects the value at reset date of October 31, 2022.

Abbreviation
FEDEF  — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$41,626,655	$—	$—	$41,626,655
Investment Companies	607,309,762	—	—	607,309,762
Short-Term Investment:
Money Market Fund	139,268,137	—	—	139,268,137
Total Investments in Securities	788,204,554	—	—	788,204,554
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$788,204,554	$—	$—	$788,204,554
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedule of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2022 (unaudited)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	1,296,301	62,196,522	24,158,490	(54,612,382)	(1,788,699)	714,472	681,468	—	649,892	30,668,403
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF

October 31, 2022 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 8.5%
Gold Funds — 3.9%
abrdn Gold ETF Trust*	413	$6,455
Graniteshares Gold Trust*	148	2,393
iShares Gold Trust*	2,384	73,856
SPDR Gold MiniShares Trust*	411	13,321
Total Gold Funds		96,025
Silver Funds — 1.9%
abrdn Silver ETF Trust*	229	4,216
iShares Silver Trust*(a)	2,442	43,028
Total Silver Funds		47,244
U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund*	2,190	65,766
Total Exchange Traded Vehicles
(Cost $216,153)		209,035
Investment Companies — 91.3%
Convertible Bond Funds — 12.7%
iShares Convertible Bond ETF	1,344	94,846
SPDR Bloomberg Convertible Securities ETF	3,368	219,223
Total Convertible Bond Funds		314,069
Emerging Bonds — Local Currency Funds — 4.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	2,753	51,866
VanEck J.P. Morgan EM Local Currency Bond ETF	3,074	69,657
Total Emerging Bonds — Local Currency Funds		121,523
Emerging Equity Funds — 15.0%
iShares Core MSCI Emerging Markets ETF	1,621	68,649
iShares MSCI Emerging Markets Min Vol Factor ETF	4,319	216,770
Schwab Emerging Markets Equity ETF	419	9,080
Vanguard FTSE Emerging Markets ETF	2,126	75,367
Total Emerging Equity Funds		369,866
Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF	1,449	65,958
Europe Equity Funds — 2.0%
iShares Core MSCI Europe ETF	187	8,021
JPMorgan BetaBuilders Europe ETF	187	8,157
Vanguard FTSE Europe ETF(a)	655	32,776
Total Europe Equity Funds		48,954
Floating Rate — Investment Grade Funds — 4.9%
iShares Floating Rate Bond ETF	1,808	90,834
SPDR Bloomberg Investment Grade Floating Rate ETF	1,037	31,442
Total Floating Rate — Investment Grade Funds		122,276
	Shares	Value
Investment Companies (continued)
High Yield Corporate Bond Funds — 2.5%
iShares iBoxx High Yield Corporate Bond ETF(a)	488	$35,834
SPDR Bloomberg High Yield Bond ETF(a)	169	15,218
Xtrackers USD High Yield Corporate Bond ETF	293	9,874
Total High Yield Corporate Bond Funds		60,926
Investment Grade Corporate Bond Funds — 7.9%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,336	65,544
Vanguard Short-Term Corporate Bond ETF	1,745	129,113
Total Investment Grade Corporate Bond Funds		194,657
U.S. Large Cap Core Funds — 1.9%
Energy Select Sector SPDR Fund	438	39,420
Vanguard Energy ETF	65	8,189
Total U.S. Large Cap Core Funds		47,609
U.S. Large Cap Growth Funds — 3.0%
Schwab U.S. Large-Cap Growth ETF	170	9,909
Vanguard Growth ETF	225	50,117
Vanguard Mega Cap Growth ETF	42	7,597
Vanguard Russell 1000 Growth ETF	103	5,898
Total U.S. Large Cap Growth Funds		73,521
U.S. Medium Term Treasury Bond Funds — 7.8%
iShares 3-7 Year Treasury Bond ETF	642	72,893
Schwab Intermediate-Term U.S. Treasury ETF	1,002	48,777
Vanguard Intermediate-Term Treasury ETF	1,250	72,238
Total U.S. Medium Term Treasury Bond Funds		193,908
U.S. Ultra Short Term Bond Funds — 26.0%
Goldman Sachs Access Treasury 0-1 Year ETF	941	93,921
Invesco Treasury Collateral ETF	1,159	122,008
IQ Ultra Short Duration ETF†	5,173	244,114
iShares Short Treasury Bond ETF	917	100,842
SPDR Bloomberg 1-3 Month T-Bill ETF	886	81,149
Total U.S. Ultra Short Term Bond Funds		642,034
Total Investment Companies
(Cost $2,368,636)		2,255,301
Short-Term Investments — 4.7%
Money Market Funds — 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	111,315	111,315
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)	5,290	5,290
Total Short-Term Investments
(Cost $116,605)		116,605

See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Total Investments — 104.5%
(Cost $2,701,394)		$2,580,941
Other Assets and Liabilities, Net — (4.5)%		(111,449)
Net Assets — 100.0%		$2,469,492

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $107,494; total market value of collateral held by the Fund was $111,315.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
abrdn Gold ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$656	$—
abrdn Silver ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	423	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,960	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(30,368)	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,482	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	243	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,637	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,317	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,633	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(7,497)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,380	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF – 3.08%	5/02/2023	Monthly	(4,127)	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,527	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,903	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	815	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,144	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,435	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(19,865)	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,598	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(54,125)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF – 0.68%	5/02/2023	Monthly	(4,732)	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,833	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF – 0.88%	5/02/2023	Monthly	(8,048)	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,117	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,335	—
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,623	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
JPMorgan BetaBuilders Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$829	$—
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF – 10.63%	5/02/2023	Monthly	(6,009)	—
Schwab Emerging Markets Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	910	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,917	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	991	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,152	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,131	—
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,238	—
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,531	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,184	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF – 2.83%	5/02/2023	Monthly	(7,191)	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,329	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(1,623)	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF – 7.63%	5/02/2023	Monthly	(848)	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,646	—
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF – 1.18%	5/02/2023	Monthly	(14,571)	—
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,025	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF – 2.08%	5/02/2023	Monthly	(10,473)	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	882	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,586	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,303	—
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF – 0.88%	5/02/2023	Monthly	(52,033)	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,123	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF – 0.73%	5/02/2023	Monthly	(23,751)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,282	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF – 1.73%	5/02/2023	Monthly	(1,071)	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	724	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	573	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,022	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,011	—
						$—

See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
At October 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)
Reflects the value at reset date of October 31, 2022.

Abbreviation
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$209,035	$—	$—	$209,035
Investment Companies	2,255,301	—	—	2,255,301
Short-Term Investments:
Money Market Funds	116,605	—	—	116,605
Total Investments in Securities	2,580,941	—	—	2,580,941
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$2,580,941	$—	$—	$2,580,941
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	19,126	917,665	55,037	(717,154)	(21,368)	9,934	6,853	—	5,173	244,114
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2022 (unaudited)
	Shares	Value
Exchange Traded Note — 0.4%
Volatility Note — 0.4%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $35,164)	1,416	$25,007
Exchange Traded Vehicle — 2.8%
U.S. Dollar Fund — 2.8%
Invesco DB U.S. Dollar Index Bullish Fund*
(Cost $167,042)	5,977	179,489
Investment Companies — 96.6%
Bank Loan Funds — 18.3%
Invesco Senior Loan ETF	17,394	360,404
SPDR Blackstone Senior Loan ETF(a)	18,962	783,889
Total Bank Loan Funds		1,144,293
Convertible Bond Funds — 3.3%
iShares Convertible Bond ETF	893	63,019
SPDR Bloomberg Convertible Securities ETF	2,239	145,737
Total Convertible Bond Funds		208,756
Emerging Bonds — Local Currency Funds — 0.0%(b)
SPDR Bloomberg Emerging Markets Local Bond ETF	2	38
VanEck J. P. Morgan EM Local Currency Bond ETF	3	68
Total Emerging Bonds — Local Currency Funds		106
Floating Rate — Investment Grade Funds — 18.1%
iShares Floating Rate Bond ETF	16,648	836,395
SPDR Bloomberg Investment Grade Floating Rate ETF	9,549	289,526
Total Floating Rate — Investment Grade Funds		1,125,921
High Yield Corporate Bond Funds — 6.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	5,674	231,783
SPDR Bloomberg Short Term High Yield Bond ETF	6,259	151,781
Total High Yield Corporate Bond Funds		383,564
Mortgage Backed Securities Funds — 2.8%
iShares MBS ETF(a)	1,034	93,412
SPDR Portfolio Mortgage Backed Bond ETF	827	17,474
Vanguard Mortgage-Backed Securities ETF	1,443	63,997
Total Mortgage Backed Securities Funds		174,883
Treasury Inflation Protected Securities — 6.1%
iShares TIPS Bond ETF	2,328	247,676
Schwab US TIPS ETF	2,533	132,450
Total Treasury Inflation Protected Securities		380,126
	Shares	Value
Investment Companies (continued)
U.S. Low Volatility Fund — 6.3%
iShares MSCI Global Min Vol Factor ETF(a)	4,239	$393,082
U.S. Medium Term Treasury Bond Funds — 17.9%
iShares 3-7 Year Treasury Bond ETF	3,698	419,871
Schwab Intermediate-Term U.S. Treasury ETF	5,771	280,932
Vanguard Intermediate-Term Treasury ETF	7,203	416,262
Total U.S. Medium Term Treasury Bond Funds		1,117,065
U.S. Preferred Fund — 6.0%
Invesco Variable Rate Preferred ETF(a)	17,142	376,438
U.S. Ultra Short Term Bond Funds — 11.6%
Goldman Sachs Access Treasury 0-1 Year ETF	1,055	105,300
Invesco Treasury Collateral ETF	1,299	136,746
IQ Ultra Short Duration ETF†	5,797	273,560
iShares Short Treasury Bond ETF	1,028	113,049
SPDR Bloomberg 1-3 Month T-Bill ETF	992	90,857
Total U.S. Ultra Short Term Bond Funds		719,512
Total Investment Companies
(Cost $6,460,883)		6,023,746
Short-Term Investments — 27.6%
Money Market Funds — 27.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(c)(d)	1,704,172	1,704,172
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(c)	15,027	15,027
Total Short-Term Investments
(Cost $1,719,199)		1,719,199
Total Investments — 127.4%
(Cost $8,382,288)		7,947,441
Other Assets and Liabilities, Net — (27.4)%		(1,707,775)
Net Assets — 100.0%		$6,239,666

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,657,177; total market value of collateral held by the Fund was $1,704,172.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2022.

(d)
Represents security purchased with cash collateral received for securities on loan.

Abbreviations
ETN — Exchange Traded Note
TIPS — Treasury Inflation Protected Security

See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$3,394	$—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,826	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,707	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,421	—
Invesco Variable Rate Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,210	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	812	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,872	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,516	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,625	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,047	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	27,130	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,072	—
iShares MSCI Global Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,797	—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(39,734)	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,629	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,086	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,103	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF – 3.36%	5/02/2023	Monthly	(21,800)	—
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,288	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	25,424	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,931	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,752	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,399	—
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,923	—
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	571	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF – 0.35%	5/02/2023	Monthly	(110,256)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,523	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF – 2.54%	5/02/2023	Monthly	(16,461)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,084	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF – 1.02%	5/02/2023	Monthly	(13,055)	—
						$—
At October 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)
Reflects the value at reset date of October 31, 2022.

Abbreviation
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Note	$25,007	$—	$—	$25,007
Exchange Traded Vehicle	179,489	—	—	179,489
Investment Companies	6,023,746	—	—	6,023,746
Short-Term Investments:
Money Market Funds	1,719,199	—	—	1,719,199
Total Investments in Securities	7,947,441	—	—	7,947,441
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$7,947,441	$—	$—	$7,947,441
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedule of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	33,327	1,599,029	313,515	(1,624,635)	(24,377)	10,028	8,388	—	5,797	273,560
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2022 (unaudited)
	Shares	Value
Exchange Traded Note — 1.0%
Volatility Note — 1.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $223,436)	11,094	$195,920
Investment Companies — 99.0%
Bank Loan Funds — 7.0%
Invesco Senior Loan ETF	21,476	444,982
SPDR Blackstone Senior Loan ETF(a)	23,411	967,811
Total Bank Loan Funds		1,412,793
International Equity Core Funds — 29.3%
iShares Core MSCI EAFE ETF	49,942	2,782,768
Vanguard FTSE Developed Markets ETF	80,614	3,109,282
Total International Equity Core Funds		5,892,050
International Large Cap Growth Fund — 3.2%
iShares MSCI EAFE Growth ETF	8,503	647,844
Investment Grade Corporate Bond Funds — 17.1%
iShares Broad USD Investment Grade Corporate Bond ETF	6,285	298,160
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,133	1,432,380
Vanguard Intermediate-Term Corporate Bond ETF	22,807	1,714,174
Total Investment Grade Corporate Bond Funds		3,444,714
U.S. Large Cap Core Funds — 29.7%
Energy Select Sector SPDR Fund	4,136	372,240
Financial Select Sector SPDR Fund	56,689	1,926,292
Health Care Select Sector SPDR Fund	13,291	1,764,380
Vanguard Energy ETF	611	76,974
Vanguard Financials ETF	6,764	564,659
Vanguard Health Care ETF	5,235	1,272,262
Total U.S. Large Cap Core Funds		5,976,807
U.S. Momentum Fund — 7.8%
iShares MSCI USA Momentum Factor ETF	10,599	1,564,836
U.S. REITS Funds — 3.0%
Fidelity MSCI Real Estate Index ETF	953	23,587
iShares Core U.S. REIT ETF	590	29,370
Vanguard Real Estate ETF	6,500	539,370
Total U.S. REITS Funds		592,327
	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Bond Funds — 1.9%
Goldman Sachs Access Treasury 0-1 Year ETF	548	$54,696
Invesco Treasury Collateral ETF	676	71,163
IQ Ultra Short Duration ETF†	3,014	142,231
iShares Short Treasury Bond ETF	534	58,724
SPDR Bloomberg 1-3 Month T-Bill ETF	516	47,260
Total U.S. Ultra Short Term Bond Funds		374,074
Total Investment Companies (Cost $22,557,357)		19,905,445
Short-Term Investments — 5.0%
Money Market Funds — 5.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	975,683	975,683
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)	28,719	28,719
Total Short-Term Investments (Cost $1,004,402)		1,004,402
Total Investments — 105.0% (Cost $23,785,195)		21,105,767
Other Assets and Liabilities, Net — (5.0)%		(1,009,400)
Net Assets — 100.0%		$20,096,367

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $950,418; total market value of collateral held by the Fund was $975,683.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	12/04/2023	Monthly	$(211,868)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	37,890	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	2,401	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	195,895	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	5,589	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	179,478	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	12/04/2023	Monthly	(226,912)	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	$45,252	$—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	7,264	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	19,920	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	14,487	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	30,314	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	283,002	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	2,987	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	145,640	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	65,904	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	159,156	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.28%	12/04/2023	Monthly	(116,298)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	12/04/2023	Monthly	(88,500)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 3.66%	12/04/2023	Monthly	(49,235)	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	5,938	—
iShares U.S. Industrials ETF	Morgan Stanley	1-Day FEDEF - 6.53%	12/04/2023	Monthly	(19,108)	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 6.28%	12/04/2023	Monthly	(88,370)	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 3.03%	12/04/2023	Monthly	(38,122)	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	98,431	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	4,854	—
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 13.23%	12/04/2023	Monthly	(27,317)	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.09%	12/04/2023	Monthly	(204,464)	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 15.48%	12/04/2023	Monthly	(63,540)	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	7,811	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	57,434	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.93%	12/04/2023	Monthly	(194,729)	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	316,197	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF - 0.35%	12/04/2023	Monthly	(193,116)	—
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	129,292	—
Vanguard Industrials ETF	Morgan Stanley	1-Day FEDEF - 3.88%	12/04/2023	Monthly	(62,453)	—
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 1.28%	12/04/2023	Monthly	(87,503)	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	174,296	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 2.68%	12/04/2023	Monthly	(28,942)	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/04/2023	Monthly	54,850	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF - 0.68%	12/04/2023	Monthly	(22,789)	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 4.68%	12/04/2023	Monthly	(150,379)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.08%	12/04/2023	Monthly	(167,998)	—
						$—

At October 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e) Reflects the value at reset date of October 31, 2022.
Abbreviation
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$195,920	$—	$—	$195,920
Investment Companies	19,905,445	—	—	19,905,445
Short-Term Investments:
Money Market Funds	1,004,402	—	—	1,004,402
Total Investments in Securities	21,105,767	—	—	21,105,767
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$21,105,767	$—	$—	$21,105,767
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy (See Note 2)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	5,260	252,375	24,889	(131,627)	(2,068)	(1,338)	2,395	—	3,014	142,231
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2022 (unaudited)
	Shares	Value
Investment Companies — 99.8%
Bank Loan Funds — 23.9%
Invesco Senior Loan ETF	22,468	$465,537
SPDR Blackstone Senior Loan ETF(a)	24,491	1,012,458
Total Bank Loan Funds		1,477,995
Convertible Bond Funds — 22.0%
iShares Convertible Bond ETF	5,806	409,729
SPDR Bloomberg Convertible Securities ETF	14,555	947,385
Total Convertible Bond Funds		1,357,114
Investment Grade Corporate Bond Funds — 43.8%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	18,578	911,437
Vanguard Short-Term Corporate Bond ETF	24,270	1,795,737
Total Investment Grade Corporate Bond Funds		2,707,174
U.S. Preferred Fund — 4.8%
iShares Preferred & Income Securities ETF(a)	9,814	299,425
U.S. Small Cap Growth Funds — 5.3%
iShares Russell 2000 Growth ETF	576	130,326
SPDR S&P 600 Small Cap Growth ETF	409	30,610
Vanguard Small-Cap Growth ETF	807	168,550
Total U.S. Small Cap Growth Funds		329,486
U.S. Ultra Short Term Bond Funds — 0.0%(b)
Goldman Sachs Access Treasury 0-1 Year ETF	5	499
Invesco Treasury Collateral ETF	6	632
IQ Ultra Short Duration ETF†	28	1,322
iShares Short Treasury Bond ETF	5	550
SPDR Bloomberg 1-3 Month T-Bill ETF	5	457
Total U.S. Ultra Short Term Bond Funds		3,460
Total Investment Companies (Cost $6,841,557)		6,174,654
	Shares	Value
Short-Term Investments — 17.2%
Money Market Funds — 17.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(c)(d)	1,052,769	$1,052,769
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(c)	13,335	13,335
Total Short-Term Investments (Cost $1,066,104)		1,066,104
Total Investments — 117.0% (Cost $7,907,661)		7,240,758
Other Assets and Liabilities, Net — (17.0)%		(1,055,323)
Net Assets — 100.0%		$6,185,435

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,023,962; total market value of collateral held by the Fund was $1,052,769.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2022.

(d)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	$13,965	$—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	47	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	12,279	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 3.28%	12/06/2023	Monthly	(110,732)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	9,000	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	3,846	—
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	27,375	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	30,385	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	28,444	—
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 3.08%	12/06/2023	Monthly	(47,186)	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2022 (unaudited)
Total Return Swap contracts outstanding at October 31, 2022: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	$898	$—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	53,865	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	5,013	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.18%	12/06/2023	Monthly	(30,499)	—
						$—

At October 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)
Reflects the value at reset date of October 31, 2022.

Abbreviation
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Investment Companies	$6,174,654	$—	$—	$6,174,654
Short-Term Investments:
Money Market Funds	1,066,104	—	—	1,066,104
Total Investments in Securities	7,240,758	—	—	7,240,758
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$7,240,758	$—	$—	$7,240,758
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedule of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	104	4,990	1,324	(4,930)	(119)	57	36	—	28	1,322
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Real Return ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds — 59.7%
U.S. Treasury Inflation Indexed Bond 0.125%, due 1/15/23(a)	$130,200	$166,711
0.125%, due 7/15/24(a)	189,700	230,697
0.125%, due 10/15/24(a)	182,000	203,928
0.125%, due 4/15/25	151,200	166,258
0.125%, due 10/15/25	183,000	199,753
0.125%, due 4/15/26	144,300	153,732
0.125%, due 7/15/26	162,000	189,190
0.125%, due 10/15/26(a)	206,700	210,824
0.125%, due 4/15/27(a)	220,900	216,084
0.125%, due 1/15/30	70,000	72,114
0.125%, due 7/15/30	77,200	79,571
0.125%, due 1/15/31	81,500	82,105
0.125%, due 7/15/31	85,000	82,768
0.125%, due 1/15/32	101,600	94,784
0.125%, due 2/15/51	30,300	22,033
0.125%, due 2/15/52	37,600	25,627
0.250%, due 1/15/25(a)	174,100	210,331
0.250%, due 7/15/29	62,100	65,592
0.250%, due 2/15/50	29,800	22,811
0.375%, due 7/15/23	130,200	164,357
0.375%, due 7/15/25	191,700	231,361
0.375%, due 1/15/27	159,300	184,580
0.375%, due 7/15/27	169,900	194,212
0.500%, due 4/15/24	125,400	144,177
0.500%, due 1/15/28	68,000	76,809
0.625%, due 4/15/23	125,600	148,824
0.625%, due 1/15/24	206,900	258,314
0.625%, due 1/15/26	161,700	194,353
0.625%, due 7/15/32	71,700	66,930
0.625%, due 2/15/43	27,000	27,412
0.750%, due 7/15/28	56,600	63,546
0.750%, due 2/15/42	33,900	36,480
0.750%, due 2/15/45	41,700	41,660
0.875%, due 1/15/29	52,300	58,406
0.875%, due 2/15/47	27,100	26,689
1.000%, due 2/15/46(a)	21,900	22,818
1.000%, due 2/15/48	20,300	20,028
1.000%, due 2/15/49	19,200	18,597
1.375%, due 2/15/44	37,600	43,506
1.625%, due 10/15/27	121,900	122,039
1.750%, due 1/15/28	24,200	34,288
2.000%, due 1/15/26	64,600	96,940
2.125%, due 2/15/40	14,000	20,055
2.125%, due 2/15/41	20,500	28,921
2.375%, due 1/15/25	95,100	151,078
2.375%, due 1/15/27	63,400	95,429
2.500%, due 1/15/29	22,700	32,745
3.375%, due 4/15/32	8,700	16,627
	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds (continued)
3.625%, due 4/15/28	$18,900	$37,905
3.875%, due 4/15/29	22,300	45,265
		5,199,264
Total U.S. Treasury Inflation Indexed Bonds
(Cost $5,880,484)		5,199,264
	Shares
Common Stocks — 30.3%
Communication Services — 1.7%
Activision Blizzard, Inc.	45	3,276
Alphabet, Inc., Class A*	370	34,969
Alphabet, Inc., Class C*	325	30,765
AT&T, Inc.	442	8,058
Charter Communications, Inc., Class A*	5	1,838
Comcast Corp., Class A	276	8,760
Electronic Arts, Inc.	17	2,141
Fox Corp., Class A	17	491
Fox Corp., Class B	10	272
Liberty Broadband Corp., Class A*(a)	2	171
Liberty Broadband Corp., Class C*	9	760
Liberty Media Corp.-Liberty SiriusXM*	12	506
Liberty Media Corp.-Liberty SiriusXM, Class A*(a)	2	85
Live Nation Entertainment, Inc.*	10	796
Lumen Technologies, Inc.	61	449
Match Group, Inc.*	18	778
Meta Platforms, Inc., Class A*	141	13,136
Netflix, Inc.*	27	7,881
Omnicom Group, Inc.	11	800
Paramount Global, Class A	1	21
Paramount Global, Class B(a)	35	641
Pinterest, Inc., Class A*	32	787
ROBLOX Corp., Class A*(a)	19	850
Roku, Inc.*	7	389
Sirius XM Holdings, Inc.(a)	49	296
Snap, Inc., Class A*	73	723
Spotify Technology SA*	7	564
Take-Two Interactive Software, Inc.*	11	1,303
T-Mobile US, Inc.*	38	5,759
Verizon Communications, Inc.	242	9,044
Walt Disney Co. (The)*	113	12,039
Warner Bros Discovery, Inc.*	127	1,651
Warner Music Group Corp., Class A	5	130
ZoomInfo Technologies, Inc.*	16	712
Total Communication Services		150,841

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Discretionary — 2.5%
Airbnb, Inc., Class A*	22	$2,352
Amazon.com, Inc.*	549	56,240
Aptiv PLC*	17	1,548
AutoZone, Inc.*	1	2,533
Best Buy Co., Inc.	12	821
Booking Holdings, Inc.*	3	5,608
CarMax, Inc.*(a)	11	693
Carnival Corp.*(a)	48	435
Carvana Co.*(a)	4	54
Chewy, Inc., Class A*(a)	4	155
Chipotle Mexican Grill, Inc.*	2	2,997
Darden Restaurants, Inc.	8	1,145
Dollar General Corp.	14	3,571
Dollar Tree, Inc.*	11	1,744
Domino’s Pizza, Inc.	2	664
DoorDash, Inc., Class A*	17	740
DR Horton, Inc.	19	1,461
eBay, Inc.	36	1,434
Etsy, Inc.*(a)	9	845
Expedia Group, Inc.*	10	935
Ford Motor Co.	230	3,075
Garmin Ltd.	11	968
General Motors Co.	79	3,101
Genuine Parts Co.	9	1,601
Hasbro, Inc.	9	587
Hilton Worldwide Holdings, Inc.	17	2,299
Home Depot, Inc. (The)	64	18,952
Las Vegas Sands Corp.*	22	836
Lennar Corp., Class A	15	1,211
Lennar Corp., Class B	2	130
Lowe’s Cos., Inc.	39	7,603
Lucid Group, Inc.*(a)	35	500
Lululemon Athletica, Inc.*	7	2,303
Marriott International, Inc., Class A	18	2,882
McDonald’s Corp.	46	12,542
MGM Resorts International	22	783
NIKE, Inc., Class B	78	7,229
O’Reilly Automotive, Inc.*	4	3,349
Rivian Automotive, Inc., Class A*(a)	39	1,364
Ross Stores, Inc.	19	1,818
Starbucks Corp.	70	6,061
Target Corp.	29	4,763
Tesla, Inc.*	161	36,634
TJX Cos., Inc. (The)	67	4,831
Tractor Supply Co.	6	1,319
Ulta Beauty, Inc.*	3	1,258
VF Corp.	23	650
Wayfair, Inc., Class A*(a)	2	76
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc.	18	$2,129
Total Consumer Discretionary		216,829
Consumer Staples — 1.6%
Altria Group, Inc.	112	5,182
Archer-Daniels-Midland Co.	34	3,297
Brown-Forman Corp., Class B	19	1,292
Campbell Soup Co.	10	529
Church & Dwight Co., Inc.	15	1,112
Clorox Co. (The)	8	1,168
Coca-Cola Co. (The)	240	14,364
Colgate-Palmolive Co.	53	3,914
Conagra Brands, Inc.	30	1,101
Constellation Brands, Inc., Class A	9	2,224
Costco Wholesale Corp.	27	13,541
Estee Lauder Cos., Inc. (The), Class A	13	2,607
General Mills, Inc.	36	2,937
Hershey Co. (The)	9	2,149
Hormel Foods Corp.	18	836
J M Smucker Co. (The)	5	753
Kellogg Co.	17	1,306
Keurig Dr Pepper, Inc.	54	2,097
Kimberly-Clark Corp.	22	2,738
Kraft Heinz Co. (The)	50	1,924
Kroger Co. (The)	37	1,750
McCormick & Co., Inc.(a)	15	1,180
Mondelez International, Inc., Class A	84	5,164
Monster Beverage Corp.*	24	2,249
PepsiCo, Inc.	85	15,434
Philip Morris International, Inc.	96	8,818
Procter & Gamble Co. (The)	148	19,931
Sysco Corp.	31	2,683
Tyson Foods, Inc., Class A	18	1,230
Walgreens Boots Alliance, Inc.	42	1,533
Walmart, Inc.	88	12,525
Total Consumer Staples		137,568
Energy — 2.5%
Baker Hughes Co.	129	3,568
Cheniere Energy, Inc.	28	4,940
Chevron Corp.	223	40,341
ConocoPhillips	160	20,174
Continental Resources, Inc.	7	518
Coterra Energy, Inc.	96	2,989
Devon Energy Corp.	81	6,265
Diamondback Energy, Inc.	22	3,456
EOG Resources, Inc.	73	9,966
EQT Corp.	41	1,715

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy (continued)
Exxon Mobil Corp.	520	$57,621
Halliburton Co.	103	3,751
Hess Corp.	35	4,938
Kinder Morgan, Inc.	251	4,548
Marathon Oil Corp.	88	2,680
Marathon Petroleum Corp.	67	7,613
Occidental Petroleum Corp.	89	6,461
ONEOK, Inc.	55	3,263
Phillips 66	60	6,257
Pioneer Natural Resources Co.	28	7,179
Schlumberger NV	175	9,105
Valero Energy Corp.	51	6,403
Williams Cos., Inc. (The)	150	4,910
Total Energy		218,661
Financials — 5.0%
Aflac, Inc.	74	4,818
Allstate Corp. (The)	34	4,292
American Express Co.	68	10,095
American International Group, Inc.	98	5,586
Ameriprise Financial, Inc.	14	4,328
Aon PLC, Class A	25	7,037
Apollo Global Management, Inc.	41	2,270
Arch Capital Group Ltd.*	45	2,588
Ares Management Corp., Class A	19	1,441
Arthur J Gallagher & Co.	26	4,864
Bank of America Corp.	869	31,319
Bank of New York Mellon Corp. (The)	91	3,832
Berkshire Hathaway, Inc., Class B*	155	45,739
BlackRock, Inc.	17	10,980
Blackstone, Inc.	87	7,929
Brown & Brown, Inc.	30	1,764
Capital One Financial Corp.	46	4,877
Charles Schwab Corp. (The)	188	14,978
Chubb Ltd.	49	10,530
Cincinnati Financial Corp.	20	2,066
Citigroup, Inc.	232	10,640
Citizens Financial Group, Inc.	64	2,618
CME Group, Inc.	44	7,625
Coinbase Global, Inc., Class A*(a)	15	994
Discover Financial Services	33	3,447
Fifth Third Bancorp	83	2,962
First Republic Bank	21	2,522
Franklin Resources, Inc.	37	868
Goldman Sachs Group, Inc. (The)	42	14,469
Hartford Financial Services Group, Inc. (The)	42	3,041
Huntington Bancshares, Inc.	167	2,535
	Shares	Value
Common Stocks (continued)
Financials (continued)
Interactive Brokers Group, Inc., Class A	11	$882
Intercontinental Exchange, Inc.	69	6,594
JPMorgan Chase & Co.	360	45,317
KeyCorp	105	1,876
KKR & Co., Inc.	89	4,328
Loews Corp.	25	1,426
LPL Financial Holdings, Inc.	10	2,557
M&T Bank Corp.	22	3,704
Markel Corp.*	2	2,412
Marsh & McLennan Cos., Inc.	62	10,012
MetLife, Inc.	77	5,637
Moody’s Corp.	10	2,649
Morgan Stanley	168	13,805
MSCI, Inc.	5	2,344
Nasdaq, Inc.	39	2,427
Northern Trust Corp.	25	2,109
PNC Financial Services Group, Inc. (The)	51	8,253
Principal Financial Group, Inc.	31	2,732
Progressive Corp. (The)	73	9,373
Prudential Financial, Inc.	46	4,839
Raymond James Financial, Inc.	23	2,717
Regions Financial Corp.	111	2,436
Rocket Cos., Inc., Class A(a)	19	131
S&P Global, Inc.	21	6,746
State Street Corp.	44	3,256
SVB Financial Group*	7	1,617
Synchrony Financial	59	2,098
T Rowe Price Group, Inc.(a)	29	3,079
Tradeweb Markets, Inc., Class A	11	606
Travelers Cos., Inc. (The)	29	5,349
Truist Financial Corp.	165	7,390
US Bancorp	164	6,962
W R Berkley Corp.	24	1,785
Wells Fargo & Co.	469	21,569
Willis Towers Watson PLC	14	3,055
Total Financials		435,126
Health Care — 3.6%
Abbott Laboratories	108	10,686
AbbVie, Inc.	109	15,958
Agilent Technologies, Inc.	19	2,629
Align Technology, Inc.*	4	777
Alnylam Pharmaceuticals, Inc.*	7	1,451
AmerisourceBergen Corp.	10	1,572
Amgen, Inc.	33	8,922
Avantor, Inc.*	30	605

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Baxter International, Inc.	32	$1,739
Becton Dickinson and Co.	17	4,011
Biogen, Inc.*	9	2,551
BioMarin Pharmaceutical, Inc.*	11	953
Bio-Rad Laboratories, Inc., Class A*	1	352
Boston Scientific Corp.*	88	3,794
Bristol-Myers Squibb Co.	132	10,226
Cardinal Health, Inc.	17	1,290
Catalent, Inc.*	10	657
Centene Corp.*	35	2,980
Cigna Corp.	20	6,461
Cooper Cos., Inc. (The)	3	820
CVS Health Corp.	81	7,671
Danaher Corp.	41	10,318
Dexcom, Inc.*	24	2,899
Edwards Lifesciences Corp.*	38	2,752
Elevance Health, Inc.	15	8,202
Eli Lilly & Co.	52	18,829
Gilead Sciences, Inc.	77	6,041
HCA Healthcare, Inc.	14	3,045
Hologic, Inc.*	17	1,153
Horizon Therapeutics PLC*	15	935
Humana, Inc.	8	4,465
ICON PLC*	5	989
IDEXX Laboratories, Inc.*	5	1,798
Illumina, Inc.*	10	2,288
Incyte Corp.*	9	669
Insulet Corp.*	4	1,035
Intuitive Surgical, Inc.*	22	5,422
IQVIA Holdings, Inc.*	11	2,306
Johnson & Johnson	163	28,357
Laboratory Corp. of America Holdings	6	1,331
McKesson Corp.	9	3,504
Medtronic PLC	82	7,162
Merck & Co., Inc.	156	15,787
Mettler-Toledo International, Inc.*	1	1,265
Moderna, Inc.*	21	3,157
Molina Healthcare, Inc.*	3	1,077
PerkinElmer, Inc.	9	1,202
Pfizer, Inc.	347	16,153
Quest Diagnostics, Inc.	7	1,006
Regeneron Pharmaceuticals, Inc.*	6	4,493
ResMed, Inc.	9	2,013
Royalty Pharma PLC, Class A	19	804
Seagen, Inc.*	8	1,017
STERIS PLC	6	1,035
Stryker Corp.	20	4,585
Teleflex, Inc.	3	644
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Thermo Fisher Scientific, Inc.	24	$12,335
UnitedHealth Group, Inc.	58	32,199
Veeva Systems, Inc., Class A*	9	1,511
Vertex Pharmaceuticals, Inc.*	16	4,992
Waters Corp.*	3	898
West Pharmaceutical Services, Inc.	4	920
Zimmer Biomet Holdings, Inc.	13	1,474
Zimvie, Inc.*	3	26
Zoetis, Inc.	27	4,071
Total Health Care		312,269
Industrials — 3.6%
3M Co.	71	8,931
AMETEK, Inc.	28	3,631
Boeing Co. (The)*	73	10,403
Carrier Global Corp.	105	4,175
Caterpillar, Inc.	66	14,286
Cintas Corp.	10	4,276
Copart, Inc.*	14	1,610
CoStar Group, Inc.*	24	1,985
CSX Corp.	263	7,643
Cummins, Inc.	17	4,157
Deere & Co.	35	13,854
Delta Air Lines, Inc.*	17	577
Dover Corp.	18	2,352
Eaton Corp. PLC	49	7,353
Emerson Electric Co.	74	6,408
Equifax, Inc.	7	1,187
Expeditors International of Washington, Inc.	20	1,957
Fastenal Co.	70	3,383
FedEx Corp.	30	4,808
Ferguson PLC	26	2,841
Fortive Corp.	46	2,939
Generac Holdings, Inc.*	8	927
General Dynamics Corp.	30	7,494
General Electric Co.	134	10,427
Grab Holdings Ltd., Class A*	155	403
HEICO Corp.	5	813
HEICO Corp., Class A	10	1,273
Honeywell International, Inc.	84	17,138
IDEX Corp.	9	2,001
Illinois Tool Works, Inc.	34	7,260
Ingersoll Rand, Inc.	46	2,323
Jacobs Solutions, Inc.	16	1,844
JB Hunt Transport Services, Inc.	10	1,711
Johnson Controls International PLC	86	4,974
L3Harris Technologies, Inc.	24	5,915

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Leidos Holdings, Inc.	8	$813
Lockheed Martin Corp.	33	16,060
Masco Corp.	16	740
Norfolk Southern Corp.	29	6,614
Northrop Grumman Corp.	17	9,333
Old Dominion Freight Line, Inc.	12	3,295
Otis Worldwide Corp.	52	3,673
PACCAR, Inc.	39	3,776
Parker-Hannifin Corp.	16	4,650
Quanta Services, Inc.	17	2,415
Raytheon Technologies Corp.	183	17,352
Republic Services, Inc.	25	3,316
Rockwell Automation, Inc.	14	3,574
Rollins, Inc.	28	1,178
Southwest Airlines Co.*	15	545
Stanley Black & Decker, Inc.	18	1,413
Trane Technologies PLC	29	4,629
TransDigm Group, Inc.	6	3,455
TransUnion	10	593
Uber Technologies, Inc.*	115	3,056
Union Pacific Corp.	77	15,180
United Airlines Holdings, Inc.*	13	560
United Parcel Service, Inc., Class B	91	15,267
United Rentals, Inc.*	9	2,841
Verisk Analytics, Inc.	10	1,828
Waste Management, Inc.	51	8,077
Westinghouse Air Brake Technologies Corp.	20	1,866
WW Grainger, Inc.	6	3,506
Xylem, Inc.	21	2,151
Total Industrials		315,015
Information Technology — 6.4%
Accenture PLC, Class A	41	11,640
Adobe, Inc.*	29	9,236
Advanced Micro Devices, Inc.*	101	6,066
Akamai Technologies, Inc.*	11	972
Amphenol Corp., Class A	73	5,536
Analog Devices, Inc.	32	4,564
ANSYS, Inc.*	5	1,106
Apple, Inc.	946	145,060
Applied Materials, Inc.	54	4,768
AppLovin Corp., Class A*	12	204
Arista Networks, Inc.*	14	1,692
Atlassian Corp., Class A*	9	1,825
Autodesk, Inc.*	13	2,786
Automatic Data Processing, Inc.	25	6,042
Block, Inc.*	33	1,982
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Broadcom, Inc.	24	$11,283
Broadridge Financial Solutions, Inc.(a)	7	1,050
Cadence Design Systems, Inc.*	17	2,574
CDW Corp.	8	1,382
Cisco Systems, Inc.	235	10,676
Cloudflare, Inc., Class A*	15	845
Cognizant Technology Solutions Corp., Class A	34	2,116
Corning, Inc.	42	1,351
Crowdstrike Holdings, Inc., Class A*	13	2,096
Datadog, Inc., Class A*	17	1,369
Dell Technologies, Inc., Class C	16	614
DocuSign, Inc.*	10	483
Enphase Energy, Inc.*	16	4,912
EPAM Systems, Inc.*	3	1,050
Fidelity National Information Services, Inc.	37	3,071
Fiserv, Inc.*	36	3,699
FleetCor Technologies, Inc.*	4	744
Fortinet, Inc.*	44	2,515
Gartner, Inc.*	4	1,208
Global Payments, Inc.	17	1,942
GLOBALFOUNDRIES, Inc.*(a)	4	227
Hewlett Packard Enterprise Co.	81	1,156
HP, Inc.	56	1,547
HubSpot, Inc.*	3	890
Intel Corp.	257	7,306
International Business Machines Corp.	56	7,744
Intuit, Inc.	17	7,267
Keysight Technologies, Inc.*	22	3,831
KLA Corp.	9	2,848
Lam Research Corp.	8	3,238
Marvell Technology, Inc.	53	2,103
Mastercard, Inc., Class A	53	17,394
Microchip Technology, Inc.	34	2,099
Micron Technology, Inc.	69	3,733
Microsoft Corp.	462	107,244
MongoDB, Inc.*	3	549
Monolithic Power Systems, Inc.	3	1,018
Motorola Solutions, Inc.	10	2,497
NetApp, Inc.	13	900
NVIDIA Corp.	149	20,111
Okta, Inc.*	10	561
ON Semiconductor Corp.*	25	1,536
Oracle Corp.	93	7,260
Palantir Technologies, Inc., Class A*(a)	102	897
Palo Alto Networks, Inc.*	18	3,089
Paychex, Inc.	21	2,485

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Paycom Software, Inc.*	3	$1,038
PayPal Holdings, Inc.*	72	6,018
Qorvo, Inc.*	6	516
QUALCOMM, Inc.	69	8,119
Qualtrics International, Inc., Class A*	2	24
RingCentral, Inc., Class A*	3	107
Roper Technologies, Inc.	7	2,902
Salesforce, Inc.*	60	9,755
Seagate Technology Holdings PLC	10	497
ServiceNow, Inc.*	12	5,049
Skyworks Solutions, Inc.	11	946
Snowflake, Inc., Class A*	17	2,725
SolarEdge Technologies, Inc.*	7	1,610
Splunk, Inc.*	11	914
SS&C Technologies Holdings, Inc.	13	668
Synopsys, Inc.*	9	2,633
Teledyne Technologies, Inc.*	6	2,388
Teradyne, Inc.	11	895
Texas Instruments, Inc.	56	8,995
Trade Desk, Inc. (The), Class A*	24	1,278
Trimble, Inc.*	32	1,925
Twilio, Inc., Class A*	10	744
Tyler Technologies, Inc.*	3	970
Unity Software, Inc.*(a)	12	354
VeriSign, Inc.*	6	1,203
Visa, Inc., Class A(a)	101	20,923
VMware, Inc., Class A	14	1,575
Western Digital Corp.*	17	584
Workday, Inc., Class A*	12	1,870
Zebra Technologies Corp., Class A*	3	850
Zoom Video Communications, Inc., Class A*	10	834
Zscaler, Inc.*(a)	5	770
Total Information Technology		557,668
Materials — 0.9%
Air Products and Chemicals, Inc.	27	6,761
Albemarle Corp.	14	3,918
Amcor PLC	179	2,073
Ball Corp.	41	2,025
Celanese Corp.	12	1,153
CF Industries Holdings, Inc.	25	2,657
Corteva, Inc.	90	5,881
Dow, Inc.	88	4,113
DuPont de Nemours, Inc.	59	3,375
Ecolab, Inc.	31	4,869
FMC Corp.	16	1,902
Freeport-McMoRan, Inc.	178	5,641
	Shares	Value
Common Stocks (continued)
Materials (continued)
International Flavors & Fragrances, Inc.	31	$3,026
International Paper Co.	49	1,647
LyondellBasell Industries NV, Class A	32	2,446
Martin Marietta Materials, Inc.	8	2,688
Mosaic Co. (The)	45	2,419
Newmont Corp.	101	4,274
Nucor Corp.	34	4,467
PPG Industries, Inc.	29	3,311
Sherwin-Williams Co. (The)	29	6,526
Vulcan Materials Co.	16	2,619
Total Materials		77,791
Real Estate — 1.2%
Alexandria Real Estate Equities, Inc.	20	2,906
American Tower Corp.	57	11,810
AvalonBay Communities, Inc.	17	2,977
Boston Properties, Inc.	17	1,236
CBRE Group, Inc., Class A*	39	2,767
Crown Castle, Inc.	53	7,063
Digital Realty Trust, Inc.	35	3,509
Equinix, Inc.	11	6,231
Equity Residential	45	2,836
Essex Property Trust, Inc.	8	1,778
Extra Space Storage, Inc.	16	2,839
Healthpeak Properties, Inc.	64	1,519
Invitation Homes, Inc.	78	2,472
Mid-America Apartment Communities, Inc.	14	2,204
Prologis, Inc.	115	12,736
Public Storage	18	5,575
Realty Income Corp.	76	4,732
SBA Communications Corp.	13	3,509
Simon Property Group, Inc.	39	4,250
Sun Communities, Inc.	14	1,888
UDR, Inc.	38	1,511
Ventas, Inc.	51	1,996
VICI Properties, Inc.	119	3,810
Welltower, Inc.	56	3,418
Weyerhaeuser Co.	95	2,938
WP Carey, Inc.	24	1,831
Total Real Estate		100,341
Utilities — 1.3%
AES Corp. (The)	82	2,145
Alliant Energy Corp.	33	1,722
Ameren Corp.	31	2,527
American Electric Power Co., Inc.	63	5,539
American Water Works Co., Inc.	22	3,197

See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Utilities (continued)
Atmos Energy Corp.	18	$1,918
Avangrid, Inc.(a)	10	407
CenterPoint Energy, Inc.	78	2,232
CMS Energy Corp.	32	1,826
Consolidated Edison, Inc.	44	3,870
Constellation Energy Corp.	41	3,876
Dominion Energy, Inc.	101	7,067
DTE Energy Co.	22	2,466
Duke Energy Corp.	95	8,852
Edison International	47	2,822
Entergy Corp.	26	2,786
Evergy, Inc.	26	1,589
Eversource Energy	42	3,204
Exelon Corp.	122	4,708
FirstEnergy Corp.	66	2,489
NextEra Energy, Inc.	243	18,832
PG&E Corp.*(a)	199	2,971
PPL Corp.	90	2,384
Public Service Enterprise Group, Inc.	64	3,588
Sempra Energy	38	5,736
Southern Co. (The)	131	8,578
WEC Energy Group, Inc.	38	3,471
Xcel Energy, Inc.	68	4,427
Total Utilities		115,229
Total Common Stocks
(Cost $2,970,489)		2,637,338

	Shares	Value
Investment Companies — 9.8%
Commodity Funds — 9.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	20,122	$342,074
iShares GSCI Commodity Dynamic	13,553	512,304
Total Commodity Funds		854,378
Total Investment Companies
(Cost $820,423)		854,378
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	2,485	2,485
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)	9,227	9,227
Total Short-Term Investments
(Cost $11,712)		11,712
Total Investments — 99.9%
(Cost $9,683,108)		8,702,692
Other Assets and Liabilities, Net — 0.1%		6,699
Net Assets — 100.0%		$8,709,391

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,285,207; total market value of collateral held by the Fund was $1,325,788. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $1,323,303.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
U.S. Treasury Inflation Indexed Bonds	$—	$5,199,264	$—	$5,199,264
Common Stocks	2,637,338	—	—	2,637,338
Investment Companies	854,378	—	—	854,378
Short-Term Investments:
Money Market Funds	11,712	—	—	11,712
Total Investments in Securities	$3,503,428	$5,199,264	$—	$8,702,692

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2022 (unaudited)
	Principal Amount	Value
Long-Term Bonds 97.7%
Corporate Bonds — 91.6%
Consumer Discretionary — 13.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	$26,000	$23,333
3.500%, due 3/15/29	42,000	34,755
4.625%, due 1/15/27	98,000	90,818
4.875%, due 2/15/30	35,000	31,062
5.875%, due 2/15/28	38,000	35,530
7.500%, due 3/15/26	17,000	17,425
Allison Transmission, Inc.
3.750%, due 1/30/31	52,000	41,483
5.875%, due 6/1/29	25,000	23,312
Boyd Gaming Corp.
4.750%, due 12/1/27(a)	43,000	39,617
4.750%, due 6/15/31	45,000	38,013
Caesars Entertainment, Inc.
6.250%, due 7/1/25	130,000	126,845
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	30,000	29,303
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	68,000	61,371
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, due 4/15/27	40,000	37,700
5.500%, due 5/1/25	29,000	28,782
Churchill Downs, Inc.
4.750%, due 1/15/28	25,000	22,093
5.500%, due 4/1/27	25,000	23,894
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, due 1/15/29	36,000	31,309
Ford Motor Co.
3.250%, due 2/12/32	62,000	46,551
4.346%, due 12/8/26	44,000	40,922
5.291%, due 12/8/46	64,000	47,381
7.450%, due 7/16/31	34,000	34,120
Ford Motor Credit Co. LLC
3.625%, due 6/17/31	86,000	66,880
4.000%, due 11/13/30	34,000	27,499
4.063%, due 11/1/24	90,000	86,288
4.271%, due 1/9/27	26,000	23,475
5.113%, due 5/3/29	21,000	18,774
5.125%, due 6/16/25	40,000	38,592
5.584%, due 3/18/24	124,000	122,125
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	59,000	51,162
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	77,000	61,311
3.750%, due 5/1/29	26,000	22,150
4.000%, due 5/1/31	43,000	35,946
4.875%, due 1/15/30	44,000	39,435
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
5.375%, due 5/1/25	$25,000	$24,625
5.750%, due 5/1/28	25,000	24,125
International Game Technology PLC
4.125%, due 4/15/26	26,000	24,128
5.250%, due 1/15/29	26,000	24,125
6.250%, due 1/15/27	44,000	43,593
Las Vegas Sands Corp.
3.500%, due 8/18/26	137,000	119,660
3.900%, due 8/8/29	22,000	17,782
Lithia Motors, Inc.
4.375%, due 1/15/31	39,000	31,665
Marriott Ownership Resorts, Inc.
4.500%, due 6/15/29	41,000	34,326
MGM Resorts International
4.750%, due 10/15/28	50,000	43,352
5.500%, due 4/15/27	22,000	20,263
6.750%, due 5/1/25	55,000	54,298
Murphy Oil USA, Inc.
4.750%, due 9/15/29	43,000	38,700
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	30,000	25,581
5.875%, due 10/1/28	28,000	25,410
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, due 6/1/25	17,000	17,043
Penske Automotive Group, Inc.
3.500%, due 9/1/25	29,000	26,958
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, due 2/15/28	71,000	64,815
Scientific Games International, Inc.
7.000%, due 5/15/28	44,000	42,580
8.625%, due 7/1/25	41,000	42,121
Tenneco, Inc.
5.125%, due 4/15/29	37,000	36,576
Travel + Leisure Co.
6.625%, due 7/31/26	46,000	44,791
Yum! Brands, Inc.
3.625%, due 3/15/31	29,000	23,273
4.625%, due 1/31/32	29,000	24,796
4.750%, due 1/15/30	72,000	64,350
5.375%, due 4/1/32	45,000	40,251
		2,478,443
Consumer Staples — 5.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	26,000	21,491
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750%, due 1/15/29	63,000	54,709
Darling Ingredients, Inc.
6.000%, due 6/15/30	80,000	77,000

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Staples (continued)
Edgewell Personal Care Co.
4.125%, due 4/1/29	$31,000	$26,476
5.500%, due 6/1/28	22,000	20,692
Lamb Weston Holdings, Inc.
4.125%, due 1/31/30	18,000	15,713
4.375%, due 1/31/32	44,000	37,785
4.875%, due 5/15/28	29,000	26,957
Mattel, Inc.
3.375%, due 4/1/26	23,000	20,979
3.750%, due 4/1/29	19,000	16,396
5.875%, due 12/15/27	26,000	25,230
Newell Brands, Inc.
4.450%, due 4/1/26	64,000	59,555
4.875%, due 6/1/25	78,000	75,306
6.625%, due 9/15/29	17,000	16,617
Performance Food Group, Inc.
4.250%, due 8/1/29	41,000	34,734
5.500%, due 10/15/27	36,000	34,028
Pilgrim’s Pride Corp.
3.500%, due 3/1/32	43,000	32,926
4.250%, due 4/15/31	50,000	41,641
Post Holdings, Inc.
4.500%, due 9/15/31	140,000	115,808
5.500%, due 12/15/29	80,000	71,994
Tempur Sealy International, Inc.
3.875%, due 10/15/31	23,000	17,270
4.000%, due 4/15/29	55,000	44,229
US Foods, Inc.
4.625%, due 6/1/30	27,000	23,423
4.750%, due 2/15/29	39,000	34,564
6.250%, due 4/15/25	23,000	22,889
		968,412
Energy — 14.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 3/1/27	44,000	41,901
7.875%, due 5/15/26	71,000	72,420
Antero Resources Corp.
5.375%, due 3/1/30	26,000	24,033
7.625%, due 2/1/29	17,000	17,340
Apache Corp.
4.250%, due 1/15/30	58,000	51,603
5.100%, due 9/1/40	39,000	31,579
Ascent Resources Utica Holdings LLC / Aru Finance Corp.
7.000%, due 11/1/26	31,000	30,535
Buckeye Partners LP
4.125%, due 3/1/25	42,000	39,585
Cheniere Energy Partners LP
3.250%, due 1/31/32	36,000	28,014
4.000%, due 3/1/31	77,000	64,918
4.500%, due 10/1/29	48,000	42,382
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Cheniere Energy, Inc.
4.625%, due 10/15/28	$77,000	$71,032
Chesapeake Energy Corp.
5.500%, due 2/1/26	25,000	24,231
CITGO Petroleum Corp.
6.375%, due 6/15/26	17,000	16,743
CNX Resources Corp.
6.000%, due 1/15/29	30,000	28,005
Colgate Energy Partners III LLC
5.875%, due 7/1/29	22,000	20,510
Comstock Resources, Inc.
6.750%, due 3/1/29	76,000	72,770
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, due 6/15/31	68,000	60,350
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.625%, due 5/1/27	22,000	20,693
6.000%, due 2/1/29	17,000	15,897
8.000%, due 4/1/29	33,000	33,000
CrownRock LP / CrownRock Finance, Inc.
5.625%, due 10/15/25	32,000	30,950
DT Midstream, Inc.
4.125%, due 6/15/29	44,000	38,038
4.375%, due 6/15/31	27,000	22,747
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28	49,000	47,626
EnLink Midstream LLC
5.375%, due 6/1/29	54,000	49,853
6.500%, due 9/1/30	36,000	35,370
EQM Midstream Partners LP
4.500%, due 1/15/29	99,000	84,150
4.750%, due 1/15/31	38,000	31,757
Hess Midstream Operations LP
4.250%, due 2/15/30	43,000	36,771
5.125%, due 6/15/28	31,000	28,520
5.625%, due 2/15/26	17,000	16,673
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 4/15/30	83,000	75,157
6.000%, due 2/1/31	18,000	16,334
6.250%, due 11/1/28	17,000	15,980
Kinetik Holdings LP
5.875%, due 6/15/30	59,000	55,352
Matador Resources Co.
5.875%, due 9/15/26	59,000	57,968
Murphy Oil Corp.
6.375%, due 7/15/28	59,000	57,725
NuStar Logistics LP
6.000%, due 6/1/26	17,000	16,483
Occidental Petroleum Corp.
5.550%, due 3/15/26	72,000	73,080
6.200%, due 3/15/40	92,000	88,508

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
6.450%, due 9/15/36	$78,000	$77,374
8.000%, due 7/15/25	17,000	17,945
8.500%, due 7/15/27	129,000	140,255
8.875%, due 7/15/30	50,000	56,750
Range Resources Corp.
4.750%, due 2/15/30	56,000	49,505
Rockies Express Pipeline LLC
4.950%, due 7/15/29	43,000	37,723
Southwestern Energy Co.
4.750%, due 2/1/32	21,000	18,127
5.375%, due 2/1/29	60,000	55,950
5.375%, due 3/15/30	61,000	56,425
Sunoco LP / Sunoco Finance Corp.
4.500%, due 5/15/29	82,000	70,430
6.000%, due 4/15/27	20,000	19,596
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, due 12/31/30	45,000	40,735
7.500%, due 10/1/25	17,000	17,169
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	19,000	16,293
3.875%, due 11/1/33	26,000	20,865
4.125%, due 8/15/31	128,000	109,124
Weatherford International Ltd.
6.500%, due 9/15/28	24,000	22,920
Western Midstream Operating LP
4.300%, due 2/1/30	50,000	43,990
5.300%, due 3/1/48	46,000	37,145
		2,594,904
Financials — 4.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27	29,000	26,103
Block, Inc.
2.750%, due 6/1/26	94,000	83,833
FirstCash, Inc.
4.625%, due 9/1/28	24,000	20,655
5.625%, due 1/1/30	18,000	15,867
HUB International Ltd.
7.000%, due 5/1/26	60,000	59,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	22,000	18,367
4.750%, due 9/15/24	44,000	42,818
5.250%, due 5/15/27	67,000	61,733
6.375%, due 12/15/25	102,000	99,016
LPL Holdings, Inc.
4.000%, due 3/15/29	39,000	34,039
MSCI, Inc.
3.625%, due 9/1/30	24,000	20,054
3.875%, due 2/15/31	60,000	50,557
4.000%, due 11/15/29	102,000	88,569
	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
NFP Corp.
4.875%, due 8/15/28	$19,000	$16,392
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, due 10/15/26	61,000	50,900
SLM Corp.
4.200%, due 10/29/25	62,000	57,565
		745,718
Health Care — 8.2%
AdaptHealth LLC
5.125%, due 3/1/30	30,000	26,025
Avantor Funding, Inc.
4.625%, due 7/15/28	96,000	86,756
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	53,000	43,370
5.000%, due 7/15/27	23,000	21,624
Charles River Laboratories International, Inc.
3.750%, due 3/15/29	25,000	21,625
4.250%, due 5/1/28	25,000	22,742
Encompass Health Corp.
4.500%, due 2/1/28	26,000	23,267
4.750%, due 2/1/30	39,000	33,248
Hologic, Inc.
3.250%, due 2/15/29	52,000	44,190
IQVIA, Inc.
5.000%, due 10/15/26	17,000	16,206
5.000%, due 5/15/27	69,000	65,749
Jazz Securities DAC
4.375%, due 1/15/29	68,000	60,350
Medline Borrower LP
3.875%, due 4/1/29	198,000	161,766
Molina Healthcare, Inc.
3.875%, due 11/15/30	26,000	22,095
3.875%, due 5/15/32	26,000	21,684
4.375%, due 6/15/28	43,000	38,565
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.125%, due 4/30/31	75,000	63,695
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 4/30/28	85,000	74,870
Perrigo Finance Unlimited Co.
4.400%, due 6/15/30	38,000	31,754
Prestige Brands, Inc.
3.750%, due 4/1/31	26,000	20,852
Service Corp. International
3.375%, due 8/15/30	60,000	48,433
4.000%, due 5/15/31	30,000	24,898
4.625%, due 12/15/27	26,000	24,090
5.125%, due 6/1/29	28,000	26,081

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
Teleflex, Inc.
4.250%, due 6/1/28	$26,000	$23,525
4.625%, due 11/15/27	26,000	24,501
Tenet Healthcare Corp.
4.250%, due 6/1/29	44,000	37,070
4.375%, due 1/15/30	48,000	40,272
4.625%, due 7/15/24	29,000	28,275
4.625%, due 9/1/24	58,000	55,989
4.625%, due 6/15/28	44,000	38,610
4.875%, due 1/1/26	60,000	56,700
5.125%, due 11/1/27	129,000	118,841
6.125%, due 6/15/30	43,000	39,695
		1,487,413
Industrials — 10.4%
ADT Security Corp. (The)
4.125%, due 8/1/29	52,000	44,591
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	25,000	22,060
APX Group, Inc.
6.750%, due 2/15/27	17,000	16,584
Aramark Services, Inc.
5.000%, due 2/1/28	61,000	55,577
6.375%, due 5/1/25	63,000	62,323
Builders FirstSource, Inc.
4.250%, due 2/1/32	48,000	38,410
5.000%, due 3/1/30	49,000	42,083
Camelot Finance SA
4.500%, due 11/1/26	26,000	24,291
Century Communities, Inc.
6.750%, due 6/1/27	25,000	23,865
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	25,000	21,439
Gartner, Inc.
3.625%, due 6/15/29	19,000	16,150
3.750%, due 10/1/30	43,000	36,120
4.500%, due 7/1/28	29,000	26,875
Grand Canyon University
4.125%, due 10/1/24	26,000	24,375
H&E Equipment Services, Inc.
3.875%, due 12/15/28	44,000	37,179
Herc Holdings, Inc.
5.500%, due 7/15/27	42,000	39,742
Howmet Aerospace, Inc.
3.000%, due 1/15/29	45,000	37,457
5.125%, due 10/1/24	44,000	43,450
6.875%, due 5/1/25	35,000	35,777
Madison IAQ LLC
4.125%, due 6/30/28	20,000	16,550
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	17,000	16,967
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	$33,000	$28,561
5.250%, due 4/15/24	55,000	54,739
5.750%, due 4/15/26	56,000	54,508
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	31,000	29,915
SRS Distribution, Inc.
4.625%, due 7/1/28	44,000	38,634
Stericycle, Inc.
3.875%, due 1/15/29	38,000	33,006
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	31,000	28,310
Taylor Morrison Communities, Inc.
5.875%, due 6/15/27	17,000	15,942
TransDigm, Inc.
4.875%, due 5/1/29	105,000	89,277
6.250%, due 3/15/26	242,000	238,711
Uber Technologies, Inc.
4.500%, due 8/15/29	52,000	44,574
6.250%, due 1/15/28	63,000	59,850
7.500%, due 9/15/27	61,000	60,986
8.000%, due 11/1/26	90,000	90,333
United Rentals North America, Inc.
3.750%, due 1/15/32	56,000	45,360
3.875%, due 2/15/31	29,000	24,041
4.000%, due 7/15/30	44,000	37,455
4.875%, due 1/15/28	60,000	55,800
5.250%, due 1/15/30	26,000	24,115
WESCO Distribution, Inc.
7.125%, due 6/15/25	97,000	97,941
7.250%, due 6/15/28	33,000	33,477
Williams Scotsman International, Inc.
4.625%, due 8/15/28	23,000	20,772
		1,888,172
Information Technology — 4.9%
Black Knight InfoServ LLC
3.625%, due 9/1/28	44,000	38,115
Booz Allen Hamilton, Inc.
4.000%, due 7/1/29	43,000	37,587
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	43,000	41,602
CommScope, Inc.
4.750%, due 9/1/29	51,000	43,138
6.000%, due 3/1/26	50,000	48,228
Entegris Escrow Corp.
5.950%, due 6/15/30	56,000	51,100
Fair Isaac Corp.
4.000%, due 6/15/28	51,000	46,147

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Information Technology (continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	$44,000	$36,491
Imola Merger Corp.
4.750%, due 5/15/29	80,000	68,976
NCR Corp.
5.750%, due 9/1/27	38,000	36,670
NortonLifeLock, Inc.
5.000%, due 4/15/25	31,000	30,083
6.750%, due 9/30/27	61,000	60,133
7.125%, due 9/30/30	17,000	16,711
Presidio Holdings, Inc.
4.875%, due 2/1/27	18,000	16,621
PTC, Inc.
4.000%, due 2/15/28	26,000	23,549
Seagate HDD Cayman
3.125%, due 7/15/29	34,000	25,141
3.375%, due 7/15/31	34,000	24,267
4.875%, due 3/1/24	36,000	35,093
Sensata Technologies BV
4.000%, due 4/15/29	29,000	24,424
5.875%, due 9/1/30	22,000	20,900
Sensata Technologies, Inc.
3.750%, due 2/15/31	31,000	24,684
4.375%, due 2/15/30	26,000	22,365
SS&C Technologies, Inc.
5.500%, due 9/30/27	95,000	88,330
Twilio, Inc.
3.875%, due 3/15/31(a)	44,000	35,884
		896,239
Materials — 4.8%
Arconic Corp.
6.000%, due 5/15/25	45,000	44,559
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	54,000	44,275
Avient Corp.
5.750%, due 5/15/25	44,000	43,072
7.125%, due 8/1/30	17,000	16,257
Axalta Coating Systems LLC
3.375%, due 2/15/29	46,000	37,806
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27(a)	18,000	16,402
Ball Corp.
2.875%, due 8/15/30	27,000	20,968
3.125%, due 9/15/31	40,000	30,628
4.000%, due 11/15/23	26,000	25,460
4.875%, due 3/15/26	26,000	24,948
5.250%, due 7/1/25	78,000	76,987
Berry Global, Inc.
5.625%, due 7/15/27	23,000	21,814
	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Cleveland-Cliffs, Inc.
5.875%, due 6/1/27	$27,000	$25,110
6.750%, due 3/15/26	17,000	16,873
Clydesdale Acquisition Holdings, Inc.
6.625%, due 4/15/29	27,000	25,634
Crown Americas LLC
5.250%, due 4/1/30	27,000	24,702
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	35,000	33,499
Kaiser Aluminum Corp.
4.625%, due 3/1/28	23,000	20,120
Novelis Corp.
3.250%, due 11/15/26	44,000	38,510
3.875%, due 8/15/31	26,000	20,142
4.750%, due 1/30/30	60,000	50,973
Olin Corp.
5.000%, due 2/1/30	38,000	34,390
5.625%, due 8/1/29	26,000	24,435
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28	32,000	28,000
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27	21,000	18,585
Sealed Air Corp.
4.000%, due 12/1/27	49,000	43,643
Valvoline, Inc.
3.625%, due 6/15/31	44,000	34,716
WR Grace Holdings LLC
4.875%, due 6/15/27	23,000	20,125
		862,633
Media — 10.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	77,000	60,830
4.250%, due 1/15/34	38,000	27,930
4.500%, due 8/15/30	95,000	77,098
4.500%, due 5/1/32	110,000	86,900
4.500%, due 6/1/33	38,000	28,816
4.750%, due 3/1/30	96,000	80,678
5.000%, due 2/1/28	176,000	159,280
5.375%, due 6/1/29	27,000	24,121
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	35,000	31,500
CSC Holdings LLC
3.375%, due 2/15/31	31,000	22,475
4.125%, due 12/1/30	25,000	19,669
5.375%, due 2/1/28	101,000	93,172
5.500%, due 4/15/27	46,000	43,125
Gray Television, Inc.
7.000%, due 5/15/27	17,000	16,192

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Lamar Media Corp.
3.625%, due 1/15/31	$26,000	$21,190
3.750%, due 2/15/28	25,000	21,940
4.000%, due 2/15/30	26,000	22,077
Live Nation Entertainment, Inc.
3.750%, due 1/15/28	89,000	77,453
6.500%, due 5/15/27	17,000	16,908
Match Group Holdings II LLC
3.625%, due 10/1/31	25,000	19,057
4.125%, due 8/1/30	58,000	47,386
News Corp.
3.875%, due 5/15/29	60,000	51,570
Nexstar Media, Inc.
4.750%, due 11/1/28	65,000	57,044
5.625%, due 7/15/27	39,000	36,836
ROBLOX Corp.
3.875%, due 5/1/30	25,000	20,625
Scripps Escrow II, Inc.
3.875%, due 1/15/29	26,000	21,472
Sinclair Television Group, Inc.
4.125%, due 12/1/30	21,000	16,172
Sirius XM Radio, Inc.
3.125%, due 9/1/26	37,000	33,063
3.875%, due 9/1/31	108,000	86,400
4.000%, due 7/15/28	42,000	36,106
4.125%, due 7/1/30	56,000	45,824
5.000%, due 8/1/27	77,000	70,840
5.500%, due 7/1/29	50,000	46,115
TEGNA, Inc.
4.625%, due 3/15/28	77,000	73,294
4.750%, due 3/15/26	40,000	38,857
Twitter, Inc.
5.000%, due 3/1/30	61,000	61,335
Univision Communications, Inc.
4.500%, due 5/1/29	44,000	37,043
5.125%, due 2/15/25	132,000	127,545
6.625%, due 6/1/27	31,000	30,613
7.375%, due 6/30/30	17,000	16,448
WMG Acquisition Corp.
3.000%, due 2/15/31	33,000	25,753
3.875%, due 7/15/30	43,000	36,747
		1,967,499
Real Estate — 3.6%
Iron Mountain, Inc.
4.500%, due 2/15/31	136,000	110,159
4.875%, due 9/15/27	30,000	27,743
4.875%, due 9/15/29	77,000	66,201
5.000%, due 7/15/28	26,000	23,260
5.250%, due 3/15/28	18,000	16,560
5.250%, due 7/15/30	37,000	31,924
iStar, Inc.
4.750%, due 10/1/24	47,000	46,408
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	$28,000	$25,206
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	38,000	33,345
4.750%, due 10/15/27	26,000	23,999
RLJ Lodging Trust LP
3.750%, due 7/1/26	21,000	19,177
4.000%, due 9/15/29	30,000	25,137
SBA Communications Corp.
3.125%, due 2/1/29	93,000	75,165
3.875%, due 2/15/27	42,000	37,800
Starwood Property Trust, Inc.
4.750%, due 3/15/25	28,000	26,232
XHR LP
4.875%, due 6/1/29	22,000	18,979
6.375%, due 8/15/25	38,000	37,241
		644,536
Telecommunication Services — 3.9%
Cablevision Lightpath LLC
3.875%, due 9/15/27	19,000	16,154
Frontier Communications Holdings LLC
5.875%, due 10/15/27	121,000	111,299
Level 3 Financing, Inc.
3.400%, due 3/1/27	36,000	30,991
Sprint Capital Corp.
6.875%, due 11/15/28	160,000	165,117
8.750%, due 3/15/32	26,000	30,515
Sprint Corp.
7.125%, due 6/15/24	44,000	44,482
7.625%, due 2/15/25	77,000	79,117
7.625%, due 3/1/26	154,000	160,738
7.875%, due 9/15/23	65,000	66,066
		704,479
Transportation — 3.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	158,000	150,467
5.750%, due 4/20/29	105,000	95,550
Delta Air Lines, Inc.
2.900%, due 10/28/24	43,000	40,635
4.375%, due 4/19/28	57,000	50,843
7.375%, due 1/15/26	32,000	32,672
United Airlines, Inc.
4.375%, due 4/15/26	79,000	72,100
4.625%, due 4/15/29	114,000	97,503
		539,770
Utilities — 4.6%
Calpine Corp.
3.750%, due 3/1/31	34,000	27,855
4.500%, due 2/15/28	61,000	54,820

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Utilities (continued)
Clearway Energy Operating LLC
3.750%, due 2/15/31	$57,000	$47,595
4.750%, due 3/15/28	23,000	21,245
FirstEnergy Corp.
2.650%, due 3/1/30	40,000	32,337
Series B, 4.400%, due 7/15/27	80,000	75,129
Series C, 3.400%, due 3/1/50	36,000	22,365
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	25,000	23,174
4.250%, due 7/15/24	34,000	32,964
NRG Energy, Inc.
3.375%, due 2/15/29	26,000	21,657
3.625%, due 2/15/31	42,000	33,422
3.875%, due 2/15/32	43,000	33,903
5.250%, due 6/15/29	28,000	25,410
5.750%, due 1/15/28	26,000	24,797
PG&E Corp.
5.250%, due 7/1/30	101,000	89,435
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 6/1/31	38,000	31,944
TerraForm Power Operating LLC
5.000%, due 1/31/28	59,000	54,655
Vistra Operations Co. LLC
4.375%, due 5/1/29	44,000	37,632
5.000%, due 7/31/27	55,000	50,738
5.500%, due 9/1/26	85,000	81,600
5.625%, due 2/15/27	17,000	16,206
		838,883
Total Corporate Bonds (Cost $18,171,052)		16,617,101
Foreign Bonds — 6.1%
Consumer Discretionary — 1.2%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	43,000	36,013
3.875%, due 1/15/28	49,000	43,067
4.000%, due 10/15/30	124,000	101,215
4.375%, due 1/15/28	23,000	20,174
5.750%, due 4/15/25	23,000	22,914
		223,383
Consumer Staples — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	18,000	16,317
Energy — 1.2%
MEG Energy Corp., (Canada)
5.875%, due 2/1/29	56,000	53,460
7.125%, due 2/1/27	17,000	17,298
Methanex Corp., (Canada)
5.125%, due 10/15/27	51,000	46,512
	Principal Amount	Value
Foreign Bonds (continued)
Energy (continued)
Parkland Corp., (Canada)
4.625%, due 5/1/30	$76,000	$63,218
5.875%, due 7/15/27	34,000	31,945
		212,433
Industrials — 1.0%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	26,000	22,043
3.750%, due 8/1/25	32,000	30,240
4.000%, due 8/1/28	52,000	45,001
4.750%, due 6/15/29	48,000	41,836
5.125%, due 12/15/26	41,000	39,027
		178,147
Information Technology — 0.6%
Open Text Corp., (Canada)
3.875%, due 2/15/28	25,000	21,398
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	115,000	91,569
		112,967
Materials — 0.6%
FMG Resources August 2006 Pty Ltd., (Australia)
4.375%, due 4/1/31	48,000	38,150
4.500%, due 9/15/27	18,000	16,106
5.875%, due 4/15/30	45,000	40,379
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26	27,000	24,832
		119,467
Media — 0.4%
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	59,000	49,544
Videotron Ltd., (Canada)
3.625%, due 6/15/29(a)	25,000	21,052
		70,596
Telecommunication Services — 0.7%
Virgin Media Secured Finance PLC, (United Kingdom)
4.500%, due 8/15/30	39,000	32,227
Vmed O2 UK Financing I PLC, (United Kingdom)
4.250%, due 1/31/31	110,000	87,460
		119,687
Transportation — 0.3%
Air Canada, (Canada)
3.875%, due 8/15/26	70,000	61,937
Total Foreign Bonds (Cost $1,234,081)		1,114,934

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2022 (unaudited)
	Principal Amount	Value
Short-Term Investments — 1.9%
Money Market Funds — 1.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.09%(b)	$274,447	$274,447
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	79,258	79,258
Total Short-Term Investments (Cost $353,705)		353,705
Total Investments — 99.6% (Cost $19,758,838)		18,085,740
Other Assets and Liabilities, Net — 0.4%		66,485
Net Assets — 100.0%		$18,152,225

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $76,648; total market value of collateral held by the Fund was $79,258.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$16,617,101	$—	$16,617,101
Foreign Bonds	—	1,114,934	—	1,114,934
Short-Term Investments:
Money Market Funds	353,705	—	—	353,705
Total Investments in Securities	$353,705	$17,732,035	$—	$18,085,740

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 73.7%
Communication Services — 6.6%
Activision Blizzard, Inc.	429,994	$31,303,563
Euromoney Institutional Investor PLC	341,517	5,693,588
Total Communication Services		36,997,151
Consumer Discretionary — 3.6%
Countryside Partnerships PLC*	475,280	1,163,370
Diamond Resorts International, Inc.*(a)	47,422	—
iRobot Corp.*(b)	127,142	7,183,523
Tenneco, Inc., Class A*	601,608	11,851,678
Total Consumer Discretionary		20,198,571
Consumer Staples — 1.1%
Swedish Match AB	520,355	5,349,314
Tassal Group Ltd.	303,402	1,006,917
Total Consumer Staples		6,356,231
Energy — 1.0%
Brigham Minerals, Inc., Class A	84,622	2,623,282
Euronav NV	177,915	3,100,091
Total Energy		5,723,373
Financials — 4.6%
Cowen, Inc., Class A	99,985	3,861,421
First Horizon Corp.	706,303	17,311,486
Lakeland Bancorp, Inc.	251,819	4,696,424
Total Financials		25,869,331
Health Care — 14.6%
1Life Healthcare, Inc.*	2,083,494	35,627,747
Aerie Pharmaceuticals, Inc.*	463,978	7,061,745
EMIS Group PLC	152,148	3,254,746
Epizyme, Inc.*(a)	1,957,185	39,144
LHC Group, Inc.*	66,497	11,111,649
Meridian Bioscience, Inc.*	120,769	3,860,985
Radius Health, Inc.*(a)	177,390	—
Signify Health, Inc., Class A*	703,882	20,574,471
Total Health Care		81,530,487
Industrials — 7.2%
Atlantia SpA	550,991	12,296,402
Atlas Air Worldwide Holdings, Inc.*	145,372	14,702,924
Hitachi Transport System Ltd.	67,384	4,030,301
HomeServe PLC	431,818	5,896,450
Kito Corp.	88,677	1,620,987
Toyo Construction Co., Ltd.	311,736	1,885,496
Total Industrials		40,432,560
Information Technology — 24.2%
Black Knight, Inc.*	163,089	9,861,992
BTRS Holdings, Inc., Class 1*	248,988	2,350,447
ChannelAdvisor Corp.*	125,159	2,883,663
CyberOptics Corp.*	23,915	1,290,693
Evo Payments, Inc., Class A*	149,418	5,033,892
ironSource Ltd.*	2,323,032	7,503,393
Micro Focus International PLC	298,149	1,784,328
MoneyGram International, Inc.*	549,269	5,816,759
Nearmap Ltd.*	661,664	871,590
Rogers Corp.*	51,050	12,013,597
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Switch, Inc., Class A	410,033	$13,961,624
Tower Semiconductor Ltd.*	119,409	5,105,929
VMware, Inc., Class A	220,029	24,759,863
Zendesk, Inc.*	544,456	41,754,331
Total Information Technology		134,992,101
Materials — 1.3%
Resolute Forest Products, Inc.*	272,945	5,679,985
Yamana Gold, Inc.	325,268	1,425,976
Total Materials		7,105,961
Real Estate — 8.5%
iStar, Inc.	388,983	4,076,542
Raysum Co., Ltd.	96,851	1,047,777
STORE Capital Corp.	1,322,472	42,054,610
Total Real Estate		47,178,929
Utilities — 1.0%
South Jersey Industries, Inc.	157,801	5,470,961
Total Common Stocks
(Cost $422,552,324)		411,855,656
Investment Companies — 7.2%
U.S. Ultra Short Term Bond Funds — 7.2%
iShares Short Treasury Bond ETF(b)	183,710	20,202,589
SPDR Bloomberg 1-3 Month T-Bill ETF	220,661	20,210,341
Total U.S. Ultra Short Term Bond Funds		40,412,930
Total Investment Companies
(Cost $40,393,775)		40,412,930
Rights — 0.0%(c)
Health Care — 0.0%(c)
Supernus Pharmaceuticals, Inc., expires 12/31/24*(a)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(a)	333,265	19,996
Total Rights
(Cost $0)		39,992
Short-Term Investments — 21.1%
Money Market Funds — 21.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(d)(e)	13,105,735	13,105,735
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(d)	104,859,175	104,859,175
Total Short-Term Investments
(Cost $117,964,910)		117,964,910
Total Investments — 102.0%
(Cost $580,911,009)		570,273,488
Other Assets and Liabilities, Net — (2.0)%		(11,384,796)
Net Assets — 100.0%		$558,924,692

See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2022 (unaudited)

*
Non-income producing securities.

(a)
Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,278,540; total market value of collateral held by the Fund was $13,550,737. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $445,002.
(c)
Less than 0.05%.

(d)
Reflects the 1-day yield at October 31, 2022.

(e)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	1-Day FEDEF – 1.00%	2/03/2023	Monthly	$(4,233,967)	$—
iShares Expanded Tech-Software Sector ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(4,233,967)	—
iShares MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF – 0.35%	2/03/2023	Monthly	(715,904)	—
iShares MSCI Emerging Markets ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(715,904)	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF – 2.53%	2/03/2023	Monthly	(11,515,929)	—
iShares U.S. Financial Services ETF	Morgan Stanley	1-Day FEDEF – 0.83%	2/03/2023	Monthly	(1,186,095)	—
iShares U.S. Financial Services ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(1,186,095)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Morgan Stanley	1-Day FEDEF – 1.63%	2/03/2023	Monthly	(2,931,395)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(2,931,395)	—
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF – 0.75%	2/03/2023	Monthly	(2,168,545)	—
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(2,168,545)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/03/2023	Monthly	(420,686)	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(420,686)	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF – 0.15%	2/03/2023	Monthly	(1,846,388)	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(1,846,388)	—
						$—
At October 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g)
Reflects the value at reset date of October 31, 2022.

Abbreviation
FEDEF  — Federal Funds Effective Rate
See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$411,816,512	$—	$39,144(i)	$411,855,656
Investment Companies	40,412,930	—	—	40,412,930
Rights	—	—	39,992(i)	39,992
Short-Term Investments:
Money Market Funds	117,964,910	—	—	117,964,910
Total Investments in Securities	570,194,352	—	79,136	570,273,488
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$570,194,352	$—	$79,136	$570,273,488
Liability Valuation Inputs
Description
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—	$—

(h)
For a complete listing of investments and their industries, see the Schedule of Investments.

(i)
The Level 3 securities, valued in total at $79,136, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2022 is as follows:
Affiliated Holdings
	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2022	Value ($) at 10/31/2022
IQ Ultra Short Duration ETF	1	48	4,302,697	(4,275,965)	(26,780)	—	14,616	—	—	—
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.5%
Australia — 12.3%
Australian Agricultural Co., Ltd.*	10,300	$11,526
BHP Group Ltd.	57,720	1,378,926
Evolution Mining Ltd.	20,903	27,802
Fortescue Metals Group Ltd.	35,085	329,797
Glencore PLC	150,044	862,898
Gold Road Resources Ltd.	10,061	8,717
IGO Ltd.	8,631	84,387
Iluka Resources Ltd.	4,820	26,661
Inghams Group Ltd.	6,345	10,265
Mineral Resources Ltd.	2,145	100,307
Newcrest Mining Ltd.	10,160	112,720
Northern Star Resources Ltd.	13,266	74,141
OceanaGold Corp.*	8,062	11,703
OZ Minerals Ltd.	3,817	58,994
Perseus Mining Ltd.	14,072	16,422
Ramelius Resources Ltd.	9,891	4,649
Regis Resources Ltd.	8,607	8,393
Rio Tinto PLC	18,572	970,136
Silver Lake Resources Ltd.*	10,608	7,529
South32 Ltd.	52,863	121,692
Woodside Energy Group Ltd.	11,036	253,910
Total Australia		4,481,575
Austria — 0.3%
OMV AG	1,271	58,589
voestalpine AG	2,048	44,490
Total Austria		103,079
Brazil — 1.0%
Wheaton Precious Metals Corp.	5,162	168,667
Yara International ASA	4,351	194,180
Total Brazil		362,847
Burkina Faso — 0.2%
Endeavour Mining PLC	2,851	49,762
IAMGOLD Corp.*	5,460	8,006
Total Burkina Faso		57,768
Canada — 8.6%
Agnico Eagle Mines Ltd.	2,781	122,184
Alamos Gold, Inc., Class A	4,486	35,354
B2Gold Corp.	12,097	36,893
Barrick Gold Corp.	20,369	305,972
Canadian Natural Resources Ltd.	4,509	270,100
Canfor Corp.*	2,222	33,345
Cenovus Energy, Inc.(a)	7,691	155,280
Dundee Precious Metals, Inc.	2,186	9,904
Enbridge, Inc.	7,857	305,744
Equinox Gold Corp.*	3,467	11,412
First Majestic Silver Corp.	2,979	25,028
Imperial Oil Ltd.	2,596	141,043
K92 Mining, Inc.*	2,547	11,558
Kinross Gold Corp.	14,809	53,632
Lundin Gold, Inc.	2,672	19,275
Maple Leaf Foods, Inc.	2,142	31,705
New Gold, Inc.*	7,798	7,032
Nutrien Ltd.	9,461	798,399
Osisko Gold Royalties Ltd.	1,903	20,382
	Shares	Value
Common Stocks (continued)
Canada (continued)
Pan American Silver Corp.	2,410	$38,428
Pembina Pipeline Corp.	2,135	70,402
Sandstorm Gold Ltd.	2,196	10,802
SSR Mining, Inc.	2,432	33,448
Suncor Energy, Inc.	5,551	190,697
TC Energy Corp.	3,806	166,967
Torex Gold Resources, Inc.*	982	6,681
Wesdome Gold Mines Ltd.*	1,624	9,727
West Fraser Timber Co., Ltd.	1,886	141,431
Yamana Gold, Inc.	10,988	48,171
Total Canada		3,110,996
Chile — 0.5%
Antofagasta PLC	11,308	153,043
Lundin Mining Corp.	8,423	44,090
Total Chile		197,133
China — 3.8%
China Hongqiao Group Ltd.	105,918	75,156
China Petroleum & Chemical Corp., Class H	469,521	185,419
CMOC Group Ltd., Class H	245,516	79,130
COFCO Joycome Foods Ltd.*	66,950	14,073
Dali Foods Group Co., Ltd.	234,962	96,680
Guangdong Investment Ltd.	57,292	36,128
MMG Ltd.*	98,880	19,524
PetroChina Co., Ltd., Class H	709,765	271,253
Southern Energy Holdings Group Ltd.*(b)	53,183	—
Wilmar International Ltd.	107,912	295,879
Zhaojin Mining Industry Co., Ltd., Class H*	37,431	30,899
Zijin Mining Group Co., Ltd., Class H	300,223	286,843
Total China		1,390,984
Denmark — 0.3%
Chr Hansen Holding A/S	2,263	125,700
Egypt — 0.0%(c)
Centamin PLC	13,238	13,522
Finland — 2.1%
Metso Outotec OYJ	9,493	72,075
Neste OYJ	2,984	130,769
Stora Enso OYJ, Class R	14,094	183,734
UPM-Kymmene OYJ	9,533	319,497
Valmet OYJ(a)	2,671	60,796
Total Finland		766,871
France — 1.9%
TotalEnergies SE	10,007	544,961
Veolia Environnement SA	6,032	134,675
Total France		679,636
Germany — 0.2%
Aurubis AG	500	31,588
Suedzucker AG	3,510	44,751
Uniper SE(a)	1,422	4,261
Total Germany		80,600

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.1%
Vitasoy International Holdings Ltd.*(a)	18,358	$31,338
Indonesia — 0.2%
Golden Agri-Resources Ltd.	217,577	44,589
Nickel Industries Ltd.	29,913	13,963
Total Indonesia		58,552
Ireland — 0.7%
Kerry Group PLC, Class A	3,039	264,316
Italy — 0.6%
Eni SpA	13,879	181,809
Interpump Group SpA	934	36,168
Total Italy		217,977
Japan — 3.1%
Ajinomoto Co., Inc.	9,231	254,383
Itoham Yonekyu Holdings, Inc.	5,006	22,397
JFE Holdings, Inc.	6,588	60,413
Kagome Co., Ltd.	1,519	30,393
Kewpie Corp.	2,385	37,692
Kikkoman Corp.	3,286	178,631
NH Foods Ltd.	1,754	41,833
Nichirei Corp.	2,238	34,842
Nippon Steel Corp.	10,536	144,783
Nisshin Seifun Group, Inc.	5,101	55,185
Oji Holdings Corp.	17,669	61,340
Prima Meat Packers Ltd.	861	11,394
S Foods, Inc.	542	9,937
Sumitomo Metal Mining Co., Ltd.	3,145	88,488
Toyo Suisan Kaisha Ltd.	1,751	65,735
Yamazaki Baking Co., Ltd.	3,652	37,224
Total Japan		1,134,670
Kyrgyzstan — 0.0%(c)
Centerra Gold, Inc.	3,402	15,787
Luxembourg — 0.6%
ArcelorMittal SA	10,444	233,852
Mexico — 0.2%
Fresnillo PLC	8,453	70,949
Mongolia — 0.1%
Turquoise Hill Resources Ltd.*	1,706	47,976
Netherlands — 2.6%
OCI NV	3,614	138,303
Shell PLC	29,427	814,490
Total Netherlands		952,793
New Zealand — 0.1%
Fletcher Building Ltd.	14,228	42,486
Norway — 1.7%
Equinor ASA	12,437	454,985
Norsk Hydro ASA	23,374	148,335
Total Norway		603,320

	Shares	Value
Common Stocks (continued)
Peru — 1.2%
Hochschild Mining PLC	5,895	$3,621
Southern Copper Corp.(a)	8,847	415,544
Total Peru		419,165
Singapore — 0.2%
Olam Group Ltd.	64,811	61,372
South Africa — 1.3%
Anglo American PLC	15,342	460,763
Spain — 0.4%
Befesa SA	459	15,941
Ebro Foods SA	2,644	41,236
Repsol SA	5,685	77,230
Total Spain		134,407
Sweden — 0.7%
AAK AB	4,448	64,806
Boliden AB	3,138	91,325
Holmen AB, B Shares	2,895	104,949
Total Sweden		261,080
Switzerland — 0.1%
Bell Food Group AG	107	26,088
Turkey — 0.0%(c)
Eldorado Gold Corp.*	2,092	11,671
Ukraine — 0.0%(c)
Ferrexpo PLC	6,742	7,925
United Kingdom — 2.7%
Associated British Foods PLC	13,587	211,106
BP PLC	75,324	416,101
Cranswick PLC	912	31,228
Greggs PLC	1,746	40,567
Severn Trent PLC	2,198	63,342
Spirax-Sarco Engineering PLC	646	79,955
Tate & Lyle PLC	6,846	55,254
United Utilities Group PLC	5,988	64,765
Total United Kingdom		962,318
United States — 51.3%
Alcoa Corp.	2,110	82,353
American Water Works Co., Inc.	1,592	231,381
Archer-Daniels-Midland Co.	9,644	935,275
Armstrong World Industries, Inc.	839	63,403
ATI, Inc.*	1,458	43,390
B&G Foods, Inc.(a)	1,176	19,263
Baker Hughes Co.	3,697	102,259
Boise Cascade Co.	701	46,806
Builders FirstSource, Inc.*	3,153	194,414
Bunge Ltd.	2,448	241,618
Campbell Soup Co.	5,175	273,809
Cheniere Energy, Inc.	987	174,117
Chevron Corp.	7,551	1,365,976
Cleveland-Cliffs, Inc.*(a)	6,001	77,953
Coeur Mining, Inc.*	2,939	11,109

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Commercial Metals Co.	1,390	$63,245
Conagra Brands, Inc.	8,229	302,004
ConocoPhillips	5,024	633,476
Continental Resources, Inc.	1,412	104,446
Coterra Energy, Inc.	3,145	97,904
Devon Energy Corp.	2,576	199,254
Diamondback Energy, Inc.	688	108,092
Dover Corp.	1,263	165,061
Ecolab, Inc.	2,507	393,775
EOG Resources, Inc.	2,270	309,900
Essential Utilities, Inc.	2,216	97,992
Exxon Mobil Corp.	16,414	1,818,835
Flowers Foods, Inc.	3,628	104,160
FMC Corp.	2,160	256,824
Freeport-McMoRan, Inc.	16,647	527,543
General Mills, Inc.	10,331	842,803
Graco, Inc.	1,483	103,187
Hain Celestial Group, Inc. (The)*(a)	1,567	29,319
Halliburton Co.	3,484	126,887
Hecla Mining Co.	6,160	28,151
Hess Corp.	1,202	169,578
Hormel Foods Corp.	9,349	434,261
IDEX Corp.	667	148,281
Ingredion, Inc.	1,144	101,953
International Paper Co.	6,687	224,750
J&J Snack Foods Corp.	328	48,416
Kellogg Co.	5,823	447,323
Kinder Morgan, Inc.	8,791	159,293
Kraft Heinz Co. (The)	21,011	808,293
Louisiana-Pacific Corp.	1,535	86,958
Marathon Petroleum Corp.	2,165	245,987
Mondelez International, Inc., Class A	23,816	1,464,208
Mosaic Co. (The)	6,318	339,593
Mueller Industries, Inc.	655	41,029
Newmont Corp.	9,069	383,800
Nucor Corp.	3,076	404,125
Occidental Petroleum Corp.	3,632	263,683
ONEOK, Inc.	1,729	102,564
Pentair PLC	1,447	62,149
Phillips 66	1,863	194,292
Pilgrim’s Pride Corp.*(a)	4,183	96,418
Pioneer Natural Resources Co.	942	241,538
Post Holdings, Inc.*	1,062	96,026
Reliance Steel & Aluminum Co.	706	142,245
Schlumberger NV	5,480	285,124
Seaboard Corp.	20	74,928
Simpson Manufacturing Co., Inc.	773	66,076
Steel Dynamics, Inc.	2,188	205,781
Tyson Foods, Inc., Class A	6,098	416,798
UFP Industries, Inc.	1,108	78,923
United States Steel Corp.	2,982	60,714
Valero Energy Corp.	1,588	199,373
Watts Water Technologies, Inc., Class A	293	42,884
Williams Cos., Inc. (The)	4,720	154,486
Xylem, Inc.	1,576	161,430
Total United States		18,629,264

	Shares	Value
Common Stocks (continued)
Zambia — 0.4%
First Quantum Minerals Ltd.	7,911	$139,365
Total Common Stocks
(Cost $35,407,308)		36,158,145
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(d)(e)	26,704	26,704
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(d)	85,043	85,043
Total Short-Term Investments
(Cost $111,747)		111,747
Total Investments — 99.8%
(Cost $35,519,055)		36,269,892
Other Assets and Liabilities, Net — 0.2%		64,425
Net Assets — 100.0%		$36,334,317

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $827,684; total market value of collateral held by the Fund was $865,021. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $838,318.

(b)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(c)
Less than 0.05%.

(d)
Reflects the 1-day yield at October 31, 2022.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$36,158,145	$—	$0(g)	$36,158,145
Short-Term Investments:
Money Market Funds	111,747	—	—	111,747
Total Investments in Securities	$36,269,892	$—	$—	$36,269,892

(f)
For a complete listing of investments and their countries, see the Schedule of Investments.

(g)
The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ CBRE NextGen Real Estate ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Data Center — 14.4%
Digital Realty Trust, Inc.	12,214	$1,224,454
Equinix, Inc.	2,310	1,308,476
Iron Mountain, Inc.	23,543	1,178,798
Keppel DC REIT	138,578	172,353
Total Data Center		3,884,081
Data Center Property Owners — 0.6%
DigitalBridge Group, Inc.	13,275	169,920
Health Care — 12.1%
Aedifica SA	1,073	81,870
Alexandria Real Estate Equities, Inc.	4,413	641,209
Assura PLC	79,627	51,294
CareTrust REIT, Inc.	2,624	49,016
Chartwell Retirement Residences	6,347	36,759
Cofinimmo SA	868	72,020
Community Healthcare Trust, Inc.	677	23,424
Global Medical REIT, Inc.	1,766	16,141
Healthcare Realty Trust, Inc.	10,292	209,237
Healthpeak Properties, Inc.	14,593	346,292
LTC Properties, Inc.	1,095	42,344
Medical Properties Trust, Inc.(a)	16,200	185,490
National Health Investors, Inc.	1,207	68,437
NorthWest Healthcare Properties Real Estate Investment Trust	6,435	50,667
Parkway Life Real Estate Investment Trust	16,223	45,857
Primary Health Properties PLC	35,962	46,001
Sabra Health Care REIT, Inc.	6,246	85,320
Universal Health Realty Income Trust	372	18,105
Ventas, Inc.	10,810	422,995
Welltower, Inc.	12,531	764,892
Total Health Care		3,257,370
Industrial — 34.3%
Advance Logistics Investment Corp.	34	33,260
Americold Realty Trust, Inc.	15,143	367,218
CRE Logistics REIT, Inc.	32	44,049
Dream Industrial Real Estate Investment Trust	14,330	115,035
EastGroup Properties, Inc.	2,449	383,734
ESR-LOGOS REIT	374,283	89,927
First Industrial Realty Trust, Inc.	7,425	353,653
Frasers Logistics & Commercial Trust	206,958	160,875
GLP J-Reit	251	260,229
Granite Real Estate Investment Trust	3,673	187,467
Indus Realty Trust, Inc.	571	29,572
Industrial & Infrastructure Fund Investment Corp.	116	122,528
Industrial Logistics Properties Trust	3,665	17,152
Innovative Industrial Properties, Inc.	1,573	170,041
Japan Logistics Fund, Inc.	52	111,427
LaSalle Logiport REIT	101	107,839
LondonMetric Property PLC	54,853	118,036
LXP Industrial Trust	15,735	152,315
Mapletree Industrial Trust	151,470	235,484
Mapletree Logistics Trust	268,907	288,841
Mitsubishi Estate Logistics REIT Investment Corp.	25	74,007
	Shares	Value
Common Stocks (continued)
Industrial (continued)
Mitsui Fudosan Logistics Park, Inc.	33	$109,456
Montea NV	919	62,763
Nippon Prologis REIT, Inc.	150	314,361
Plymouth Industrial REIT, Inc.	2,256	41,601
Prologis, Inc.	28,579	3,165,124
Rexford Industrial Realty, Inc.	9,617	531,628
Segro PLC	67,861	613,331
SOSiLA Logistics REIT, Inc.	39	37,390
STAG Industrial, Inc.	10,075	318,269
Summit Industrial Income REIT	10,664	136,109
Terreno Realty Corp.	4,247	242,674
Tritax Big Box REIT PLC	104,888	169,429
Urban Logistics REIT PLC	26,399	39,969
Warehouse REIT PLC	23,765	32,834
Total Industrial		9,237,627
Infrastructure (Tower) — 17.3%
American Tower Corp.	9,068	1,878,799
Crown Castle, Inc.	10,407	1,386,837
SBA Communications Corp.	4,595	1,240,191
Uniti Group, Inc.	19,216	149,116
Total Infrastructure (Tower)		4,654,943
Manufactured Homes — 3.0%
Equity LifeStyle Properties, Inc.	5,032	321,846
Sun Communities, Inc.	3,335	449,725
UMH Properties, Inc.	1,485	26,047
Total Manufactured Homes		797,618
Multi-Family Residential — 14.6%
Advance Residence Investment Corp.	38	88,458
Apartment Income REIT Corp.	4,170	160,253
Apartment Investment and Management Co., Class A	4,100	32,554
AvalonBay Communities, Inc.	3,781	662,129
Boardwalk Real Estate Investment Trust	1,246	44,284
Camden Property Trust	2,881	332,900
Canadian Apartment Properties REIT	4,761	147,258
CapitaLand Ascott Trust	92,722	62,575
Centerspace	415	28,759
Comforia Residential REIT, Inc.	19	40,330
Daiwa Securities Living Investments Corp.	60	46,584
Elme Communities	2,363	45,110
Equity Residential	10,172	641,039
Essex Property Trust, Inc.	1,761	391,365
Independence Realty Trust, Inc.	6,006	100,661
InterRent Real Estate Investment Trust	3,799	31,945
Kenedix Residential Next Investment Corp.	28	41,029
Killam Apartment Real Estate Investment Trust	3,124	36,163
Mid-America Apartment Communities, Inc.	3,122	491,559
NexPoint Residential Trust, Inc.	694	31,646
PRS REIT PLC (The)	14,780	14,975

See notes to financial statements.

Schedule of Investments — IQ CBRE NextGen Real Estate ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Family Residential (continued)
Samty Residential Investment Corp.	22	$17,776
Sekisui House REIT, Inc.	120	64,668
UDR, Inc.	8,788	349,411
Veris Residential, Inc.*	2,455	38,863
Total Multi-Family Residential		3,942,294
Single-Family Residential — 3.1%
American Homes 4 Rent, Class A	9,404	300,364
Invitation Homes, Inc.	16,507	523,107
Total Single-Family Residential		823,471
Student Housing — 0.5%
UNITE Group PLC (The)	10,766	110,443
Xior Student Housing NV	754	21,201
Total Student Housing		131,644
Total Common Stocks (Cost $29,386,518)		26,898,968
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b) (Cost $41,602)	41,602	41,602

	Shares	Value
Total Investments — 100.1%
(Cost $29,428,120)		$26,940,570
Other Assets and Liabilities, Net — (0.1)%		(3,647)
Net Assets — 100.0%		$26,936,923

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $181,780; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $189,115.

(b)
Reflects the 1-day yield at October 31, 2022.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$26,898,968	$—	$—	$26,898,968
Short-Term Investment:
Money Market Fund	41,602	—	—	41,602
Total Investments in Securities	$26,940,570	$—	$—	$26,940,570

(c)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.3%
Australia — 8.4%
Allkem Ltd.*	12,545	$115,837
ALS Ltd.	9,685	70,849
APA Group	26,648	179,091
Aristocrat Leisure Ltd.	15,076	357,369
ASX Ltd.	4,499	194,766
Aurizon Holdings Ltd.	49,162	113,801
Australia & New Zealand Banking Group Ltd.	57,980	947,647
BHP Group Ltd.	95,931	2,291,783
BlueScope Steel Ltd.	10,744	108,069
Brambles Ltd.	30,860	230,487
carsales.com Ltd.	6,653	86,447
Charter Hall Group	13,877	114,825
Cochlear Ltd.	1,456	185,938
Coles Group Ltd.	26,330	274,944
Commonwealth Bank of Australia	32,006	2,142,411
Dexus	32,529	161,414
Domino’s Pizza Enterprises Ltd.	1,336	54,462
Endeavour Group Ltd.	25,932	118,563
Evolution Mining Ltd.	38,075	50,642
Flutter Entertainment PLC*	3,305	440,641
Fortescue Metals Group Ltd.	32,114	301,870
Glencore PLC	249,792	1,436,545
Goodman Group	38,453	418,010
GPT Group (The)	58,041	159,963
IDP Education Ltd.	4,396	83,178
IGO Ltd.	12,506	122,274
Incitec Pivot Ltd.	52,225	125,233
Insurance Australia Group Ltd.	53,481	167,573
Lendlease Corp., Ltd.	14,715	81,769
Lottery Corp Ltd. (The)*	52,337	143,573
Lynas Rare Earths Ltd.*	19,272	102,655
Macquarie Group Ltd.	6,811	738,224
Medibank Pvt Ltd.	57,168	102,723
Mineral Resources Ltd.	3,651	170,732
Mirvac Group	108,435	143,532
National Australia Bank Ltd.	61,220	1,269,153
Newcrest Mining Ltd.	18,372	203,828
Northern Star Resources Ltd.	24,120	134,802
Origin Energy Ltd.	38,259	136,269
OZ Minerals Ltd.	7,171	110,832
Pilbara Minerals Ltd.*	50,503	164,378
QBE Insurance Group Ltd.	32,273	252,597
Ramsay Health Care Ltd.	4,267	159,811
Rio Tinto Ltd.	7,064	398,407
Rio Tinto PLC	20,704	1,081,504
Santos Ltd.	63,681	313,551
Scentre Group	128,248	237,824
SEEK Ltd.	9,239	127,551
Shopping Centres Australasia Property Group	63,042	109,649
Sonic Healthcare Ltd.	10,685	223,902
South32 Ltd.	90,891	209,233
	Shares	Value
Common Stocks (continued)
Australia (continued)
Stockland	64,292	$148,002
Suncorp Group Ltd.	28,432	207,444
Telstra Group Ltd.*	90,713	227,386
Transurban Group	57,324	486,058
Treasury Wine Estates Ltd.	17,162	142,117
Vicinity Centres	119,415	148,520
Wesfarmers Ltd.	22,969	667,697
Westpac Banking Corp.	66,241	1,021,249
Whitehaven Coal Ltd.	14,628	84,466
WiseTech Global Ltd.	3,425	127,377
Woodside Energy Group Ltd.	37,077	853,048
Woolworths Group Ltd.	23,782	502,150
Total Australia		22,286,645
Austria — 0.2%
Erste Group Bank AG	7,826	193,061
Mondi PLC	9,616	161,918
OMV AG	3,991	183,971
Verbund AG	1,208	94,619
Total Austria		633,569
Belgium — 0.8%
Ageas SA(a)	4,281	148,216
Anheuser-Busch InBev SA	15,874	793,865
Elia Group SA	552	69,778
Groupe Bruxelles Lambert SA	2,346	172,972
KBC Group NV	5,433	272,243
Solvay SA	1,721	155,194
UCB SA	2,662	200,797
Umicore SA	4,360	143,712
Warehouses De Pauw CVA	3,948	101,374
Total Belgium		2,058,151
Brazil — 0.0%(b)
Yara International ASA	2,949	131,611
Burkina Faso — 0.0%(b)
Endeavour Mining PLC	3,281	57,268
Chile — 0.0%(b)
Antofagasta PLC	6,696	90,624
China — 0.5%
BOC Hong Kong Holdings Ltd.	70,902	220,388
Budweiser Brewing Co APAC Ltd.	33,567	70,642
ESR Group Ltd.	38,944	66,479
Lenovo Group Ltd.	158,412	126,732
Prosus NV*	15,385	669,660
SITC International Holdings Co., Ltd.	25,310	41,464
Want Want China Holdings Ltd.	105,147	69,117
Wilmar International Ltd.	32,907	90,226
Xinyi Glass Holdings Ltd.	44,247	56,930
Total China		1,411,638

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark — 2.4%
AP Moller — Maersk A/S, Class B	168	$351,499
Carlsberg A/S, Class B	1,995	235,187
Chr Hansen Holding A/S	2,170	120,534
Coloplast A/S, Class B	2,644	294,848
Danske Bank A/S	13,188	212,898
DSV A/S	3,622	490,463
Genmab A/S*	1,246	480,366
Novo Nordisk A/S, Class B	29,289	3,184,927
Novozymes A/S, Class B	4,022	211,284
Orsted A/S	3,475	286,671
Pandora A/S	1,920	101,218
SimCorp A/S	1,499	89,551
Vestas Wind Systems A/S	18,500	364,472
Total Denmark		6,423,918
Finland — 1.3%
Elisa OYJ	3,182	153,818
Fortum OYJ	9,212	129,696
Kesko OYJ, Class B	6,185	120,425
Kone OYJ, Class B	7,376	302,173
Metso Outotec OYJ	14,306	108,618
Neste OYJ	8,046	352,602
Nokia OYJ	103,904	462,838
Nordea Bank Abp*	67,298	643,588
Orion OYJ, Class B	1,830	84,194
Sampo OYJ, Class A	9,056	414,228
Stora Enso OYJ, Class R	11,817	154,050
UPM-Kymmene OYJ	10,302	345,270
Wartsila OYJ Abp	9,887	67,425
Total Finland		3,338,925
France — 9.5%
Accor SA*	5,122	122,711
Air Liquide SA	9,298	1,215,791
Airbus SE	10,407	1,127,110
Alstom SA	6,229	128,423
Arkema SA	1,376	108,961
AXA SA	34,014	840,441
BioMerieux	808	71,505
BNP Paribas SA	20,035	940,474
Bouygues SA	4,491	128,189
Bureau Veritas SA	7,063	175,006
Capgemini SE	3,034	498,525
Carrefour SA	11,353	182,729
Cie de Saint-Gobain	8,947	366,090
Cie Generale des Etablissements Michelin SCA	13,416	342,232
Credit Agricole SA	21,409	194,371
Danone SA	10,740	534,352
Dassault Systemes SE	12,720	426,812
Edenred	5,382	276,390
Eiffage SA	1,418	128,291
Electricite de France SA	10,407	122,915
	Shares	Value
Common Stocks (continued)
France (continued)
Engie SA	31,914	$414,905
EssilorLuxottica SA	5,597	887,021
Gecina SA	1,334	118,991
Getlink SE	10,746	170,251
Hermes International	583	755,119
Kering SA	1,357	621,909
Klepierre SA*	4,734	95,214
Legrand SA	5,185	395,310
L’Oreal SA	4,422	1,390,247
LVMH Moet Hennessy Louis Vuitton SE	4,614	2,913,990
Orange SA	36,006	342,733
Pernod Ricard SA	4,008	703,922
Publicis Groupe SA	4,521	253,532
Renault SA*	3,388	104,373
Rexel SA*	6,453	115,470
Safran SA	6,796	757,119
Sanofi	20,180	1,741,784
Sartorius Stedim Biotech	484	153,649
Societe Generale SA	14,432	331,277
Sodexo SA	1,856	164,617
Teleperformance	1,129	302,729
Thales SA	2,255	286,725
TotalEnergies SE	44,171	2,405,462
Ubisoft Entertainment SA*	2,037	55,908
Unibail-Rodamco-Westfield*	2,205	104,345
Valeo	5,134	84,688
Veolia Environnement SA	11,932	266,403
Vinci SA	9,352	861,265
Vivendi SE	13,529	110,768
Worldline SA*	5,001	219,062
Total France		25,060,106
Germany — 6.7%
adidas AG	3,388	331,437
Allianz SE	7,354	1,324,285
Aroundtown SA	24,548	48,718
BASF SE	17,054	765,819
Bayer AG	18,365	965,996
Bayerische Motoren Werke AG	6,575	516,752
Bechtle AG	1,904	65,863
Beiersdorf AG	2,061	197,954
Brenntag SE	3,196	194,074
Carl Zeiss Meditec AG	724	87,692
Commerzbank AG*	20,414	163,346
Continental AG	2,060	106,849
Covestro AG	3,619	123,186
CTS Eventim AG & Co. KGaA*	1,259	60,151
Daimler Truck Holding AG*	7,938	211,829
Deutsche Bank AG	38,391	366,536
Deutsche Boerse AG	3,393	552,148
Deutsche Post AG	18,139	643,781
Deutsche Telekom AG	62,890	1,191,180
E.ON SE	42,581	356,711

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (continued)
Evotec SE*	3,116	$59,484
Fresenius Medical Care AG & Co. KGaA	4,215	116,561
Fresenius SE & Co. KGaA	8,203	188,903
GEA Group AG	3,880	135,752
Hannover Rueck SE	1,196	194,804
HeidelbergCement AG	2,989	137,812
HelloFresh SE*	3,329	66,660
Henkel AG & Co. KGaA	1,639	96,303
Infineon Technologies AG	24,104	587,002
KION Group AG	1,622	36,022
Knorr-Bremse AG	1,418	63,851
LANXESS AG	2,271	76,875
LEG Immobilien SE	1,398	91,359
Mercedes-Benz Group AG	15,130	876,287
Merck KGaA	2,524	411,607
MTU Aero Engines AG	1,091	195,440
Muenchener Rueckversicherungs- Gesellschaft AG	2,621	692,689
Puma SE	2,101	93,049
Rheinmetall AG	962	156,405
RWE AG	11,756	453,025
SAP SE	20,319	1,961,431
Scout24 SE	1,936	99,269
Siemens AG	13,837	1,513,086
Siemens Energy AG(a)	8,150	95,170
Siemens Healthineers AG	4,917	226,365
Symrise AG	2,555	260,982
thyssenkrupp AG*	8,555	45,084
United Internet AG	2,328	43,544
Vonovia SE	14,438	319,643
Zalando SE*	4,338	100,026
Total Germany		17,668,797
Hong Kong — 2.2%
AIA Group Ltd.	222,027	1,681,498
ASMPT Ltd.	7,956	43,784
CK Asset Holdings Ltd.	43,390	239,893
CLP Holdings Ltd.	34,479	231,475
Hang Lung Properties Ltd.	46,594	58,585
Hang Seng Bank Ltd.	15,175	213,614
Henderson Land Development Co., Ltd.	39,314	96,259
Hong Kong & China Gas Co., Ltd.	231,421	178,655
Hong Kong Exchanges & Clearing Ltd.	24,049	640,298
Hongkong Land Holdings Ltd.	27,041	104,108
Jardine Matheson Holdings Ltd.	3,354	154,351
Link REIT	44,387	262,369
MTR Corp., Ltd.	34,303	150,980
New World Development Co., Ltd.	35,414	72,453
Power Assets Holdings Ltd.	31,028	148,423
Prudential PLC	48,869	456,197
	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Sino Land Co., Ltd.	97,601	$104,317
Sun Hung Kai Properties Ltd.	28,911	311,029
Swire Pacific Ltd., Class A	15,152	100,275
Techtronic Industries Co., Ltd.	26,273	248,845
WH Group Ltd.	187,671	94,913
Wharf Real Estate Investment Co., Ltd.	35,459	139,806
Total Hong Kong		5,732,127
Ireland — 0.4%
Bank of Ireland Group PLC	15,709	113,277
CRH PLC	13,912	501,188
Kerry Group PLC, Class A	2,880	250,487
Kingspan Group PLC	2,888	145,857
Smurfit Kappa Group PLC	5,264	174,184
Total Ireland		1,184,993
Israel — 0.8%
Bank Hapoalim BM	31,468	304,890
Bank Leumi Le-Israel BM	37,051	355,298
Big Shopping Centers Ltd.	976	109,982
Elbit Systems Ltd.	754	153,221
Enlight Renewable Energy Ltd.*	31,841	64,822
ICL Group Ltd.	19,122	173,426
Israel Discount Bank Ltd., Class A	35,124	200,794
Mizrahi Tefahot Bank Ltd.	3,073	116,738
Nice Ltd.*	1,495	284,515
Teva Pharmaceutical Industries Ltd.*	20,430	183,548
Tower Semiconductor Ltd.*	3,045	130,815
Total Israel		2,078,049
Italy — 2.0%
Assicurazioni Generali SpA	24,547	368,524
Atlantia SpA	11,529	257,291
Coca-Cola HBC AG*	4,619	101,176
Davide Campari-Milano NV	13,418	120,602
Enel SpA	146,625	654,877
Eni SpA	50,479	661,253
Ferrari NV	2,294	452,320
FinecoBank Banca Fineco SpA	12,396	167,111
Intesa Sanpaolo SpA	317,099	604,556
Mediobanca Banca di Credito Finanziario SpA(a)	19,159	173,679
Moncler SpA	4,639	200,316
Nexi SpA*	16,813	145,732
Prysmian SpA	6,285	204,926
Recordati Industria Chimica e Farmaceutica SpA	2,458	92,389
Snam SpA	50,546	224,907
Telecom Italia SpA*	376,489	73,713
Terna — Rete Elettrica Nazionale	34,781	230,592
UniCredit SpA	38,230	474,120
Total Italy		5,208,084

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan — 23.2%
Advantest Corp.(a)	3,881	$205,232
Aeon Co., Ltd.	15,087	281,825
AGC, Inc.	5,200	163,205
Aisin Corp.	4,247	109,007
Ajinomoto Co., Inc.	11,072	305,116
Aozora Bank Ltd.	5,552	95,512
Asahi Group Holdings Ltd.	11,011	308,472
Asahi Intecc Co., Ltd.	4,666	79,548
Asahi Kasei Corp.	28,689	184,234
Astellas Pharma, Inc.	37,947	522,478
Bandai Namco Holdings, Inc.	4,421	292,740
Bank of Kyoto Ltd. (The)	2,166	78,109
BayCurrent Consulting, Inc.	3,130	88,234
Bridgestone Corp.	12,146	438,166
Brother Industries Ltd.	6,468	110,139
Canon, Inc.	20,519	435,408
Capcom Co., Ltd.	4,497	125,408
Central Japan Railway Co.	3,849	447,088
Chubu Electric Power Co., Inc.	15,402	125,487
Chugai Pharmaceutical Co., Ltd.	13,713	318,295
Concordia Financial Group Ltd.	33,221	101,249
CyberAgent, Inc.	11,272	92,824
Dai Nippon Printing Co., Ltd.	7,539	151,302
Daifuku Co., Ltd.	2,275	104,387
Dai-ichi Life Holdings, Inc.	20,948	332,256
Daiichi Sankyo Co., Ltd.	36,403	1,167,512
Daikin Industries Ltd.	5,172	778,923
Daito Trust Construction Co., Ltd.	1,605	158,842
Daiwa House Industry Co., Ltd.	14,084	285,404
Daiwa Securities Group, Inc.	35,298	137,739
Denso Corp.	9,064	450,654
Dentsu Group, Inc.	5,058	157,728
Disco Corp.	613	147,234
East Japan Railway Co.	7,749	419,161
Eisai Co., Ltd.	6,325	381,879
ENEOS Holdings, Inc.	65,985	217,442
FANUC Corp.	3,764	497,106
Fast Retailing Co., Ltd.	1,037	579,006
Food & Life Cos. Ltd.	3,631	61,292
Fuji Electric Co., Ltd.	3,200	124,008
FUJIFILM Holdings Corp.	7,125	326,877
Fujitsu Ltd.	3,849	443,463
GLP J-Reit	148	153,442
Hamamatsu Photonics K.K.	3,385	153,496
Hankyu Hanshin Holdings, Inc.	6,366	189,093
Hirose Electric Co., Ltd.	990	128,616
Hitachi Ltd.	18,354	834,750
Honda Motor Co., Ltd.	32,511	737,778
Hoya Corp.	6,979	651,486
Ibiden Co., Ltd.	2,912	98,546
Idemitsu Kosan Co., Ltd.	6,091	133,184
Inpex Corp.	23,506	240,065
Isuzu Motors Ltd.	12,920	151,596
	Shares	Value
Common Stocks (continued)
Japan (continued)
Ito En Ltd.	1,782	$62,943
ITOCHU Corp.	26,749	692,683
J Front Retailing Co., Ltd.	8,351	67,534
Japan Airport Terminal Co., Ltd.*	1,673	71,812
Japan Exchange Group, Inc.	10,682	140,393
Japan Metropolitan Fund Invest	212	156,181
Japan Tobacco, Inc.	25,402	421,102
JFE Holdings, Inc.	12,486	114,498
JGC Holdings Corp.	6,800	81,983
JSR Corp.	4,004	76,344
Kajima Corp.	13,061	123,110
Kakaku.com, Inc.	3,973	67,386
Kansai Electric Power Co., Inc. (The)	15,495	117,488
Kansai Paint Co., Ltd.	5,558	72,544
Kao Corp.	9,641	362,587
Kawasaki Kisen Kaisha Ltd.	5,185	78,873
KDDI Corp.	32,071	948,310
Keio Corp.	3,215	112,909
Keisei Electric Railway Co., Ltd.	4,513	119,934
Keyence Corp.	3,681	1,394,785
Kikkoman Corp.	4,131	224,567
Kintetsu Group Holdings Co., Ltd.	5,059	171,203
Kirin Holdings Co., Ltd.	17,268	254,370
Kobayashi Pharmaceutical Co., Ltd.	1,643	87,326
Kobe Bussan Co., Ltd.	3,390	73,782
Koito Manufacturing Co., Ltd.	5,561	79,093
Komatsu Ltd.	19,209	368,064
Konami Group Corp.	2,314	101,661
Kubota Corp.	23,196	324,059
Kuraray Co., Ltd.	12,026	82,771
Kurita Water Industries Ltd.	3,734	137,166
Kyocera Corp.	6,232	311,988
Kyowa Kirin Co., Ltd.	6,563	154,764
Lasertec Corp.	1,547	221,587
Lixil Corp.	6,823	103,331
M3, Inc.	8,889	265,890
Makita Corp.	6,219	113,807
Marubeni Corp.	32,524	285,120
Marui Group Co., Ltd.	6,590	108,802
MatsukiyoCocokara & Co.	3,372	122,961
MEIJI Holdings Co., Ltd.	3,083	126,942
MINEBEA MITSUMI, Inc.	9,329	138,333
MISUMI Group, Inc.	6,488	138,809
Mitsubishi Chemical Group Corp.	30,756	139,073
Mitsubishi Corp.	23,351	633,282
Mitsubishi Electric Corp.	41,622	366,837
Mitsubishi Estate Co., Ltd.	24,382	307,246
Mitsubishi Heavy Industries Ltd.	6,896	237,545
Mitsubishi UFJ Financial Group, Inc.	229,038	1,077,889
Mitsui & Co., Ltd.	30,427	674,108
Mitsui Fudosan Co., Ltd.	19,288	369,773
Mitsui OSK Lines Ltd.	6,191	122,916
Mizuho Financial Group, Inc.	48,765	526,905

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
MonotaRO Co., Ltd.	6,019	$91,843
MS&AD Insurance Group Holdings, Inc.	9,907	262,680
Murata Manufacturing Co., Ltd.	11,180	549,090
NEC Corp.	5,716	189,399
Nexon Co., Ltd.	8,973	150,742
NGK Insulators Ltd.	7,474	87,344
NH Foods Ltd.	3,133	74,723
Nidec Corp.	8,717	483,134
Nihon M&A Center Holdings, Inc.	6,996	79,216
Nintendo Co., Ltd.	20,469	835,919
Nippon Building Fund, Inc.	38	168,991
Nippon Express Holdings, Inc.	2,093	105,189
Nippon Paint Holdings Co., Ltd.	20,207	129,153
Nippon Prologis REIT, Inc.	58	121,553
Nippon Steel Corp.	16,676	229,157
Nippon Telegraph & Telephone Corp.	24,102	663,865
Nippon Yusen K.K.	9,958	180,823
Nissan Chemical Corp.	3,171	142,939
Nissan Motor Co., Ltd.	40,719	129,963
Nisshin Seifun Group, Inc.	8,932	96,630
Nissin Foods Holdings Co., Ltd.	2,135	138,326
Nitori Holdings Co., Ltd.	1,821	165,824
Nitto Denko Corp.	3,575	188,329
Nomura Holdings, Inc.	67,266	218,043
Nomura Real Estate Master Fund, Inc.	163	185,882
Nomura Research Institute Ltd.	9,792	217,732
NSK Ltd.	15,566	82,315
NTT Data Corp.	15,402	223,515
Obayashi Corp.	19,916	127,963
Obic Co., Ltd.	1,574	236,892
Odakyu Electric Railway Co., Ltd.	9,567	113,863
Oji Holdings Corp.	26,731	92,799
Olympus Corp.	25,565	540,075
Omron Corp.	4,232	198,054
Ono Pharmaceutical Co., Ltd.	10,292	242,075
Oriental Land Co., Ltd.	3,980	534,201
ORIX Corp.	25,533	375,346
Orix JREIT, Inc.	93	124,826
Osaka Gas Co., Ltd.	9,159	135,689
Otsuka Corp.	2,548	80,485
Otsuka Holdings Co., Ltd.	9,500	304,619
Pan Pacific International Holdings Corp.	9,834	161,502
Panasonic Holdings Corp.	43,063	308,410
Rakuten Group, Inc.	22,494	100,791
Recruit Holdings Co., Ltd.	26,381	814,672
Renesas Electronics Corp.*	24,619	206,463
Resona Holdings, Inc.	55,761	209,974
Ricoh Co., Ltd.	14,583	106,943
Rohm Co., Ltd.	1,893	133,345
Ryohin Keikaku Co., Ltd.	8,893	83,823
Santen Pharmaceutical Co., Ltd.	11,309	77,455
	Shares	Value
Common Stocks (continued)
Japan (continued)
SBI Holdings, Inc.	5,734	$103,697
Secom Co., Ltd.	4,459	254,727
Sekisui Chemical Co., Ltd.	10,865	135,963
Sekisui House Ltd.	15,988	266,225
Seven & i Holdings Co., Ltd.	15,350	573,579
SG Holdings Co., Ltd.	8,925	118,412
Shimadzu Corp.	6,234	164,621
Shimano, Inc.	1,660	257,708
Shimizu Corp.	18,570	92,828
Shin-Etsu Chemical Co., Ltd.	7,602	794,800
Shionogi & Co., Ltd.	6,027	279,383
Shiseido Co., Ltd.	8,153	282,765
Shizuoka Financial Group, Inc.	17,005	107,314
Showa Denko K.K.	5,255	76,791
SMC Corp.	1,131	457,468
SoftBank Corp.	52,438	517,024
SoftBank Group Corp.	20,739	892,990
Sompo Holdings, Inc.	7,199	299,952
Sony Group Corp.	23,190	1,558,326
Stanley Electric Co., Ltd.	4,482	76,230
Subaru Corp.	12,697	197,799
SUMCO Corp.	8,953	113,784
Sumitomo Chemical Co., Ltd.	40,221	135,572
Sumitomo Corp.	25,743	328,293
Sumitomo Electric Industries Ltd.	18,407	192,448
Sumitomo Metal Mining Co., Ltd.	5,413	152,300
Sumitomo Mitsui Financial Group, Inc.	26,106	732,939
Sumitomo Mitsui Trust Holdings, Inc.	8,293	238,633
Sumitomo Realty & Development Co., Ltd.	9,155	210,343
Suntory Beverage & Food Ltd.	3,605	120,785
Suzuki Motor Corp.	8,815	297,718
Sysmex Corp.	3,849	207,890
T&D Holdings, Inc.	13,841	136,608
Taisei Corp.	4,892	133,462
Takeda Pharmaceutical Co., Ltd.	30,373	800,628
TDK Corp.	7,648	239,523
Teijin Ltd.	11,296	102,598
Terumo Corp.	13,781	419,452
TIS, Inc.	6,378	172,286
Tobu Railway Co., Ltd.	6,609	152,958
Toho Co., Ltd.	3,600	128,368
Tokio Marine Holdings, Inc.	38,296	693,340
Tokyo Electric Power Co., Holdings, Inc.*	30,339	98,997
Tokyo Electron Ltd.	2,771	736,211
Tokyo Gas Co., Ltd.	10,100	180,548
Tokyu Corp.	13,583	156,817
Tokyu Fudosan Holdings Corp.	17,530	89,045
TOPPAN, Inc.	8,005	119,508
Toray Industries, Inc.	36,295	176,915
Toshiba Corp.	8,996	313,575
Tosoh Corp.	7,987	86,998

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
TOTO Ltd.	4,332	$123,867
Toyo Suisan Kaisha Ltd.	3,149	118,219
Toyota Industries Corp.	3,811	196,402
Toyota Motor Corp.	226,463	3,137,892
Toyota Tsusho Corp.	4,851	163,185
Trend Micro, Inc.	3,215	162,443
Unicharm Corp.	8,447	257,556
USS Co., Ltd.	7,291	110,222
West Japan Railway Co.	5,555	220,541
Yakult Honsha Co., Ltd.	3,582	198,578
Yamaha Corp.	4,347	164,363
Yamaha Motor Co., Ltd.	8,339	172,239
Yamato Holdings Co., Ltd.	8,091	119,976
Yaskawa Electric Corp.	6,062	168,440
Yokogawa Electric Corp.	6,424	107,661
Z Holdings Corp.	53,333	138,002
Zenkoku Hosho Co., Ltd.	2,542	83,972
Total Japan		61,360,698
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	4,097	58,916
Luxembourg — 0.1%
ArcelorMittal SA	9,967	223,171
Eurofins Scientific SE	2,329	149,115
Total Luxembourg		372,286
Macau — 0.1%
Galaxy Entertainment Group Ltd.	44,078	201,303
Sands China Ltd.*	53,663	93,655
Total Macau		294,958
Netherlands — 4.9%
Adyen NV*	538	772,392
Aegon NV	37,762	174,853
Akzo Nobel NV	3,424	211,303
Argenx SE*	1,072	418,294
ASM International NV	947	210,405
ASML Holding NV	7,120	3,363,702
ASR Nederland NV	3,307	145,741
BE Semiconductor Industries NV	1,364	69,724
Euronext NV	1,636	103,969
Heineken Holding NV	2,089	142,668
Heineken NV	4,381	366,314
IMCD NV	953	123,671
ING Groep NV	71,661	705,002
Koninklijke Ahold Delhaize NV	18,259	509,806
Koninklijke DSM NV	3,213	378,844
Koninklijke KPN NV	62,996	176,263
Koninklijke Philips NV	16,822	213,112
NN Group NV	5,953	252,114
OCI NV	1,502	57,480
Randstad NV	2,468	123,035
Shell PLC	133,923	3,706,763
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Universal Music Group NV	14,899	$292,328
Wolters Kluwer NV	5,040	535,736
Total Netherlands		13,053,519
New Zealand — 0.4%
Auckland International Airport Ltd.*	37,399	167,297
Contact Energy Ltd.	24,273	106,465
Fisher & Paykel Healthcare Corp., Ltd.	16,383	186,357
Mainfreight Ltd.	2,718	120,069
Meridian Energy Ltd.	31,648	89,723
Spark New Zealand Ltd.	64,071	190,577
Xero Ltd.*	2,718	135,688
Total New Zealand		996,176
Norway — 0.8%
Aker BP ASA	6,155	196,191
DNB Bank ASA	20,826	368,572
Equinor ASA	18,515	677,338
Mowi ASA	9,383	139,930
Norsk Hydro ASA	29,854	189,458
Orkla ASA	20,999	141,705
Schibsted ASA, Class A	4,217	64,937
Telenor ASA	15,894	144,465
TOMRA Systems ASA	5,334	86,201
Total Norway		2,008,797
Poland — 0.2%
Dino Polska SA*	1,230	80,482
KGHM Polska Miedz SA	3,642	73,018
LPP SA	27	46,911
Polski Koncern Naftowy ORLEN SA	10,113	116,404
Powszechna Kasa Oszczednosci Bank Polski SA	19,064	104,163
Powszechny Zaklad Ubezpieczen SA	14,475	81,304
Total Poland		502,282
Portugal — 0.2%
EDP — Energias de Portugal SA	64,948	284,046
Galp Energia SGPS SA	12,259	124,493
Total Portugal		408,539
Singapore — 1.5%
CapitaLand Ascendas REIT	120,942	223,919
CapitaLand Integrated Commercial Trust	159,567	211,989
Capitaland Investment Ltd/Singapore	67,310	143,172
DBS Group Holdings Ltd.	35,737	863,688
Genting Singapore Ltd.	234,793	133,565
Keppel Corp., Ltd.	38,790	191,058
Mapletree Industrial Trust	89,739	139,514
Oversea-Chinese Banking Corp., Ltd.	69,932	599,446
Singapore Exchange Ltd.	23,765	141,404
Singapore Technologies Engineering Ltd.	55,243	128,826

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Singapore (continued)
Singapore Telecommunications Ltd.	171,124	$302,318
STMicroelectronics NV	11,889	371,315
United Overseas Bank Ltd.	26,486	519,576
Total Singapore		3,969,790
South Africa — 0.3%
Anglo American PLC	22,740	682,946
South Korea — 4.6%
Amorepacific Corp.	928	60,392
Celltrion Healthcare Co., Ltd.	2,646	129,100
Celltrion, Inc.	2,298	309,745
CJ CheilJedang Corp.	338	98,236
Coway Co., Ltd.	2,259	87,699
Delivery Hero SE*(a)	3,665	120,803
Doosan Enerbility*	8,747	81,363
Hana Financial Group, Inc.	7,345	212,701
Hankook Tire & Technology Co., Ltd.	2,932	75,232
Hanwha Solutions Corp.*	2,344	77,670
HLB, Inc.*	2,244	63,801
HMM Co., Ltd.	7,219	96,797
HYBE Co., Ltd.*	475	40,349
Hyundai Mobis Co., Ltd.	1,468	225,696
Hyundai Motor Co.	3,429	395,992
Industrial Bank of Korea	15,874	116,454
Kakao Corp.	6,459	229,893
KakaoBank Corp.*	4,167	50,023
KB Financial Group, Inc.	8,709	293,775
Kia Corp.	5,644	262,696
Korea Electric Power Corp.*	7,799	91,708
Korea Zinc Co., Ltd.	246	110,527
Korean Air Lines Co., Ltd.*	5,862	95,063
Krafton, Inc.*	710	88,473
KT&G Corp.	3,567	239,645
L&F Co., Ltd.*	487	76,924
LG Chem Ltd.	982	431,557
LG Corp.	2,905	161,519
LG Display Co., Ltd.	8,030	71,875
LG Electronics, Inc.	2,530	144,932
LG Energy Solution Ltd.*	693	256,874
LG H&H Co., Ltd.	250	89,508
LG Innotek Co., Ltd.	324	67,441
NAVER Corp.	2,872	341,749
NCSoft Corp.	435	119,099
POSCO Holdings, Inc.	1,635	285,805
Samsung Biologics Co., Ltd.*	462	284,442
Samsung C&T Corp.	2,391	198,907
Samsung Electro-Mechanics Co., Ltd.	1,451	123,255
Samsung Electronics Co., Ltd.	88,876	3,706,156
Samsung Fire & Marine Insurance Co., Ltd.	938	131,700
Samsung SDI Co., Ltd.	1,088	562,923
Samsung SDS Co., Ltd.	1,446	126,891
Shinhan Financial Group Co., Ltd.	11,579	295,074
	Shares	Value
Common Stocks (continued)
South Korea (continued)
SK Hynix, Inc.	10,491	$609,081
SK Innovation Co., Ltd.*	1,098	133,353
SK Square Co. Ltd.*	2,483	64,409
SK Telecom Co., Ltd.	1,992	70,062
SK, Inc.	982	147,529
Woori Financial Group, Inc.	20,015	165,100
Total South Korea		12,319,998
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	5,814	149,115
Aena SME SA*	1,472	173,345
Amadeus IT Group SA*	8,111	422,789
Banco Bilbao Vizcaya Argentaria SA	116,545	600,009
Banco Santander SA(a)	310,416	804,427
Bankinter SA	18,947	114,530
CaixaBank SA	83,353	276,226
Cellnex Telecom SA*	11,305	369,835
EDP Renovaveis SA	3,735	78,665
Endesa SA	5,674	94,689
Ferrovial SA	10,271	250,839
Grifols SA*(a)	8,771	74,604
Iberdrola SA	110,120	1,118,298
Industria de Diseno Textil SA(a)	19,809	449,123
Naturgy Energy Group SA	3,018	77,434
Red Electrica Corp. SA	8,813	142,414
Repsol SA	25,207	342,433
Siemens Gamesa Renewable Energy SA*	4,406	78,210
Telefonica SA	97,800	336,861
Total Spain		5,953,846
Sweden — 2.9%
Alfa Laval AB	6,749	166,184
Assa Abloy AB, B Shares	17,234	347,785
Atlas Copco AB, A Shares	46,409	495,737
Atlas Copco AB, B Shares(a)	27,359	264,765
Boliden AB	5,981	174,064
Castellum AB(a)	7,024	80,280
Epiroc AB, A Shares(a)	11,857	181,389
Epiroc AB, B Shares	7,739	103,895
EQT AB	6,106	120,236
Essity AB, B Shares	12,135	256,307
Evolution AB	3,090	288,854
Getinge AB, B Shares	5,207	105,691
H & M Hennes & Mauritz AB, B Shares(a)	17,463	175,729
Hexagon AB, B Shares	35,358	349,406
Husqvarna AB, B Shares	12,218	72,531
Industrivarden AB, A Shares	9,205	208,416
Indutrade AB	6,453	112,908
Investor AB, B Shares(a)	41,930	684,361
Kinnevik AB, B Shares*	6,629	81,884
Nibe Industrier AB, B Shares	27,299	217,642

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Saab AB, B Shares	2,364	$83,475
Sandvik AB	20,752	324,131
Skandinaviska Enskilda Banken AB, A Shares	28,248	297,806
Skanska AB, B Shares	9,334	145,115
SKF AB, B Shares	8,090	116,989
Svenska Cellulosa AB SCA, B Shares	12,238	144,303
Svenska Handelsbanken AB, A Shares	28,488	264,631
Swedbank AB, A Shares	19,548	291,262
Swedish Match AB	32,111	330,105
Tele2 AB, B Shares(a)	12,215	100,060
Telefonaktiebolaget LM Ericsson, B Shares	56,854	315,900
Telia Co. AB(a)	51,047	135,119
Trelleborg AB, B Shares	6,531	143,794
Volvo AB, B Shares	32,023	523,939
Total Sweden		7,704,693
Switzerland — 5.4%
ABB Ltd.	29,319	815,629
Accelleron Industries AG*	1,477	25,061
Adecco Group AG	3,404	106,601
Alcon, Inc.	8,345	508,163
Baloise Holding AG	1,052	143,806
Barry Callebaut AG	47	88,951
Chocoladefabriken Lindt & Spruengli AG	33	316,563
Cie Financiere Richemont SA, Class A	9,386	918,576
Clariant AG*	6,580	105,924
Credit Suisse Group AG(a)	45,836	189,161
EMS-Chemie Holding AG	158	99,386
Geberit AG	711	316,371
Givaudan SA	184	549,748
Holcim AG*	9,355	425,147
Julius Baer Group Ltd.	4,267	204,535
Kuehne + Nagel International AG	858	182,960
Logitech International SA	2,854	142,165
Lonza Group AG	1,393	717,414
Novartis AG	37,933	3,066,480
Partners Group Holding AG	422	379,262
PSP Swiss Property AG	1,094	116,970
Schindler Holding AG — Participating Certificate	1,050	171,284
SGS SA	111	245,015
SIG Group AG*	6,714	129,081
Sika AG	2,756	621,838
Sonova Holding AG	1,052	248,822
Straumann Holding AG	2,095	199,671
Swatch Group AG (The) — Bearer	697	156,986
Swiss Life Holding AG	613	297,021
Swiss Prime Site AG	1,850	149,368
Swisscom AG	492	243,013
Tecan Group AG	304	111,606
Temenos AG	1,196	71,348
	Shares	Value
Common Stocks (continued)
Switzerland (continued)
UBS Group AG	56,968	$904,543
VAT Group AG	480	109,742
Zurich Insurance Group AG	2,673	1,141,317
Total Switzerland		14,219,528
United Kingdom — 11.1%
3i Group PLC	17,557	234,585
abrdn PLC	46,993	86,027
Admiral Group PLC	5,070	117,739
Ashtead Group PLC	8,312	435,434
Associated British Foods PLC	6,841	106,291
AstraZeneca PLC	27,197	3,210,846
Auto Trader Group PLC	19,172	115,136
Aviva PLC	51,599	248,386
B&M European Value Retail SA	18,143	67,387
BAE Systems PLC	61,649	578,055
Barclays PLC	298,667	508,100
Barratt Developments PLC	20,626	89,339
Bellway PLC	3,048	65,097
Berkeley Group Holdings PLC	2,238	89,438
BP PLC	346,192	1,912,416
British American Tobacco PLC	40,496	1,600,864
British Land Co. PLC (The)	19,287	81,252
BT Group PLC	131,520	196,549
Bunzl PLC	7,164	234,332
Burberry Group PLC	8,119	169,662
Centrica PLC	106,640	94,074
CK Hutchison Holdings Ltd.	55,620	276,334
CNH Industrial NV	19,892	257,647
Compass Group PLC	33,288	703,856
Croda International PLC	2,595	201,971
DCC PLC	1,981	110,391
Dechra Pharmaceuticals PLC	2,063	62,231
Diageo PLC	41,054	1,700,677
Direct Line Insurance Group PLC	27,873	64,760
Entain PLC	11,813	171,778
Experian PLC	17,518	559,495
Haleon PLC*	92,279	284,736
Halma PLC	6,979	169,945
Howden Joinery Group PLC	13,134	77,726
HSBC Holdings PLC	357,277	1,839,963
IMI PLC	5,496	77,705
Imperial Brands PLC	18,280	447,029
Informa PLC	30,057	192,271
InterContinental Hotels Group PLC	3,985	215,457
Intermediate Capital Group PLC	6,229	76,164
Intertek Group PLC	3,237	136,181
ITV PLC	87,694	67,647
JD Sports Fashion PLC	50,458	56,607
Johnson Matthey PLC(a)	3,618	80,583
Just Eat Takeaway.com NV*	3,957	67,893
Kingfisher PLC	43,863	110,548
Land Securities Group PLC	17,197	112,937

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Legal & General Group PLC	105,373	$282,556
Lloyds Banking Group PLC	1,250,893	605,176
London Stock Exchange Group PLC	6,416	558,902
M&G PLC	52,431	105,761
Melrose Industries PLC	85,326	114,842
National Grid PLC	64,465	703,916
NatWest Group PLC	87,974	237,825
Next PLC	2,310	131,092
Ocado Group PLC*(a)	10,819	58,844
Pearson PLC	15,803	174,742
Persimmon PLC	6,470	97,212
Reckitt Benckiser Group PLC	12,984	864,055
RELX PLC	34,656	934,082
Rentokil Initial PLC	36,198	226,886
Rightmove PLC	17,611	99,719
Rolls-Royce Holdings PLC*	172,814	155,494
Sage Group PLC (The)	21,418	179,225
Schroders PLC	10,947	49,369
Segro PLC	20,991	189,718
Severn Trent PLC	5,059	145,791
Smith & Nephew PLC	16,816	199,418
Smiths Group PLC	7,878	141,542
Spirax-Sarco Engineering PLC	1,459	180,580
SSE PLC	18,733	335,600
St James’s Place PLC	10,127	124,175
Standard Chartered PLC	45,312	271,387
Tate & Lyle PLC	10,360	83,615
Taylor Wimpey PLC	70,555	76,180
Tesco PLC	136,049	336,931
Unilever PLC	46,526	2,129,038
United Utilities Group PLC	13,564	146,705
Vodafone Group PLC	474,789	555,611
Weir Group PLC (The)	5,757	100,916
Whitbread PLC	4,907	145,309
WPP PLC	21,100	186,087
Total United Kingdom		29,291,842
United States — 6.2%
Amcor PLC	32,709	378,367
Computershare Ltd.	12,186	196,913
CSL Ltd.	9,194	1,648,975
Ferguson PLC	3,879	424,723
GSK PLC	72,040	1,185,087
James Hardie Industries PLC	8,330	181,105
Nestle SA	50,121	5,461,098
QIAGEN NV*	4,846	209,303
Roche Holding AG	13,139	4,366,100
Samsonite International SA*	26,204	56,348
Schneider Electric SE	9,802	1,242,555
Signify NV	1,938	53,747
	Shares	Value
Common Stocks (continued)
United States (continued)
Stellantis NV*	37,858	$511,114
Swiss Re AG	5,514	409,934
Tenaris SA	7,552	117,222
Total United States		16,442,591
Total Common Stocks (Cost $303,164,681)		263,005,910
Preferred Stocks — 0.5%
Germany — 0.3%
Henkel AG & Co. KGaA, 2.96%	3,574	225,293
Sartorius AG, 0.29%	502	177,175
Volkswagen AG, 5.31%	3,957	505,835
Total Germany		908,303
South Korea — 0.2%
Samsung Electronics Co., Ltd., 2.56%	14,867	556,293
Total Preferred Stocks (Cost $1,679,217)		1,464,596
Rights — 0.0%(b)
South Korea — 0.0%(b)
HLB, Inc., expires 11/28/22*(c) (Cost $0)	184	114
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(d)(e) (Cost $1,097,062)	1,097,062	1,097,062
Total Investments — 100.2% (Cost $305,940,960)		265,567,682
Other Assets and Liabilities, Net — (0.2)%		(658,510)
Net Assets — 100.0%		$264,909,172

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,117,925; total market value of collateral held by the Fund was $3,322,457. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $2,225,396.

(b)
Less than 0.05%.

(c)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(d)
Reflects the 1-day yield at October 31, 2022.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
Forward Foreign Currency Contracts Outstanding as of October 31, 2022:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2022	Unrealized Appreciation
Australian Dollar	11/07/22	Morgan Stanley	16,135,461	$10,319,128	$10,319,896	$768
Swiss Franc	11/07/22	Morgan Stanley	11,654,051	11,651,092	11,654,132	3,040
Danish Krone	11/07/22	Morgan Stanley	22,251,519	2,954,815	2,955,608	793
Euro	11/07/22	Morgan Stanley	34,968,301	34,571,865	34,578,001	6,136
British Pound	11/07/22	Morgan Stanley	16,525,711	19,028,910	19,030,465	1,555
Israeli Shekel	11/07/22	Morgan Stanley	3,423,891	972,965	973,261	296
Japanese Yen	11/07/22	Morgan Stanley	4,327,704,510	29,130,811	29,138,880	8,069
South Korean Won#	11/07/22	Morgan Stanley	8,428,469,324	5,916,791	5,917,190	399
Norwegian Krone	11/07/22	Morgan Stanley	10,618,491	1,021,377	1,021,545	168
New Zealand Dollar	11/07/22	Morgan Stanley	704,700	409,404	409,442	38
Swedish Krona	11/07/22	Morgan Stanley	39,721,938	3,595,419	3,596,208	789
Unrealized Appreciation				$119,572,577	$119,594,628	$22,051
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2022	Unrealized Appreciation
Australian Dollar	11/07/22	Morgan Stanley	(14,901,978)	$(9,584,416)	$(9,530,986)	$53,430
Swiss Franc	11/07/22	Morgan Stanley	(10,774,762)	(10,978,219)	(10,774,837)	203,382
Hong Kong Dollar	11/07/22	Morgan Stanley	(28,129,694)	(3,585,610)	(3,583,969)	1,641
Japanese Yen	11/07/22	Morgan Stanley	(3,997,715,077)	(27,706,007)	(26,917,027)	788,980
South Korean Won#	11/07/22	Morgan Stanley	(295,100,546)	(208,106)	(207,175)	931
Polish Zloty	12/05/22	Morgan Stanley	(1,193,342)	(249,142)	(248,822)	320
Swedish Krona	11/07/22	Morgan Stanley	(912,366)	(83,150)	(82,600)	550
Unrealized Appreciation				$(52,394,650)	$(51,345,416)	$1,049,234
Total Unrealized Appreciation						$1,071,285
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2022	Unrealized (Depreciation)
Hong Kong Dollar	11/07/22	Morgan Stanley	28,129,694	$3,584,046	$3,583,969	$(77)
Hong Kong Dollar	11/07/22	Morgan Stanley	1,090,680	228,480	228,390	(90)
Singapore Dollar	11/07/22	Morgan Stanley	2,625,155	1,855,344	1,855,182	(162)
Unrealized Depreciation				$5,667,870	$5,667,541	$(329)
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2022	Unrealized (Depreciation)
Australian Dollar	11/07/22	Morgan Stanley	(1,233,483)	$(776,249)	$(788,909)	$(12,660)
Australian Dollar	12/05/22	Morgan Stanley	(17,099,811)	(10,941,981)	(10,946,100)	(4,119)
Swiss Franc	11/07/22	Morgan Stanley	(879,289)	(877,188)	(879,295)	(2,107)
Swiss Franc	12/05/22	Morgan Stanley	(12,249,792)	(12,282,180)	(12,289,799)	(7,619)
Danish Krone	11/07/22	Morgan Stanley	(22,251,519)	(2,938,705)	(2,955,608)	(16,903)
Danish Krone	12/05/22	Morgan Stanley	(24,224,162)	(3,223,529)	(3,224,980)	(1,451)
Euro	11/07/22	Morgan Stanley	(34,968,301)	(34,336,198)	(34,578,001)	(241,803)
Euro	12/05/22	Morgan Stanley	(37,893,744)	(37,533,943)	(37,552,636)	(18,693)
British Pound	11/07/22	Morgan Stanley	(16,525,711)	(18,472,464)	(19,030,465)	(558,001)
British Pound	12/05/22	Morgan Stanley	(17,118,511)	(19,724,051)	(19,730,506)	(6,455)
Hong Kong Dollar	12/05/22	Morgan Stanley	(24,714,716)	(3,150,071)	(3,150,350)	(279)
Israeli Shekel	11/07/22	Morgan Stanley	(3,423,891)	(965,598)	(973,261)	(7,663)
Israeli Shekel	12/05/22	Morgan Stanley	(3,656,847)	(1,040,805)	(1,041,618)	(813)
Japanese Yen	11/07/22	Morgan Stanley	(329,989,433)	(2,207,455)	(2,221,853)	(14,398)
Japanese Yen	12/05/22	Morgan Stanley	(4,560,173,690)	(30,788,780)	(30,808,182)	(19,402)
South Korean Won#	11/07/22	Morgan Stanley	(8,133,368,778)	(5,667,569)	(5,710,015)	(42,446)
See notes to financial statements.

Schedule of Investments — IQ FTSE International Equity Currency Neutral ETF (continued)

October 31, 2022 (unaudited)
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2022	Unrealized (Depreciation)
South Korean Won#	12/05/22	Morgan Stanley	(9,084,776,800)	$(6,345,713)	$(6,380,139)	$(34,426)
Norwegian Krone	11/07/22	Morgan Stanley	(10,618,491)	(977,528)	(1,021,545)	(44,017)
Norwegian Krone	12/05/22	Morgan Stanley	(11,126,751)	(1,071,156)	(1,071,456)	(300)
New Zealand Dollar	11/07/22	Morgan Stanley	(704,700)	(398,863)	(409,442)	(10,579)
New Zealand Dollar	12/05/22	Morgan Stanley	(740,587)	(430,429)	(430,490)	(61)
Polish Zloty	11/07/22	Morgan Stanley	(1,090,680)	(219,854)	(228,390)	(8,536)
Swedish Krona	11/07/22	Morgan Stanley	(38,809,572)	(3,500,351)	(3,513,608)	(13,257)
Swedish Krona	12/05/22	Morgan Stanley	(42,625,809)	(3,864,839)	(3,867,206)	(2,367)
Singapore Dollar	11/07/22	Morgan Stanley	(2,625,155)	(1,830,878)	(1,855,182)	(24,304)
Singapore Dollar	12/05/22	Morgan Stanley	(2,609,941)	(1,844,581)	(1,844,750)	(169)
Unrealized Depreciation				$(205,410,958)	$(206,503,786)	$(1,092,828)
Total Unrealized Depreciation						$(1,093,157)
Net Unrealized Appreciation (Depreciation)						$(21,872)

As of October 31, 2022, there was no collateral segregated by the counterparty for forward foreign currency contracts.
#
Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$263,005,910	$—	$—	$263,005,910
Preferred Stocks	1,464,596	—	—	1,464,596
Right	—	—	114(g)	114
Short-Term Investment:
Money Market Fund	1,097,062		—	1,097,062
Total Investments in Securities	265,567,568	—	114	265,567,682
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	—	1,071,285	—	1,071,285
Total Investments in Securities and Other Financial Instruments	$265,567,568	$1,071,285	$114	$266,638,967
Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$—	$1,093,157	$—	$1,093,157

(f)
For a complete listing of investments and their countries, see the Schedule of Investments.

(g)
The Level 3 security, valued at $114, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Large Cap ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.8%
Alphabet, Inc., Class A*	22,650	$2,140,651
Electronic Arts, Inc.	24,898	3,136,152
Meta Platforms, Inc., Class A*	14,166	1,319,705
Netflix, Inc.*	8,409	2,454,419
Snap, Inc., Class A*	87,521	867,333
T-Mobile US, Inc.*	24,541	3,719,434
Walt Disney Co. (The)*	22,965	2,446,691
Total Communication Services		16,084,385
Consumer Discretionary — 13.1%
AutoZone, Inc.*	1,541	3,903,168
Chipotle Mexican Grill, Inc.*	1,991	2,983,175
Dollar General Corp.	14,148	3,608,448
DR Horton, Inc.	42,274	3,250,025
Home Depot, Inc. (The)	10,523	3,116,176
Las Vegas Sands Corp.*	81,036	3,080,178
Lennar Corp., Class A	38,806	3,131,644
Lowe’s Cos., Inc.	15,579	3,037,126
O’Reilly Automotive, Inc.*	4,599	3,850,145
Peloton Interactive, Inc., Class A*(a)	119,223	1,001,473
Starbucks Corp.	34,625	2,998,179
Target Corp.	14,842	2,437,799
Total Consumer Discretionary		36,397,536
Consumer Staples — 4.4%
Altria Group, Inc.	60,285	2,789,387
Keurig Dr Pepper, Inc.	83,110	3,227,993
Kraft Heinz Co. (The)	79,966	3,076,292
Philip Morris International, Inc.	33,531	3,079,822
Total Consumer Staples		12,173,494
Energy — 3.9%
Chevron Corp.	19,344	3,499,330
Exxon Mobil Corp.	38,139	4,226,183
Kinder Morgan, Inc.	166,571	3,018,266
Total Energy		10,743,779
Financials — 12.6%
BlackRock, Inc.	4,122	2,662,441
Charles Schwab Corp. (The)	37,361	2,976,551
Chubb Ltd.	14,726	3,164,470
First Republic Bank	19,432	2,333,783
Marsh & McLennan Cos., Inc.	18,483	2,984,820
MetLife, Inc.	44,819	3,281,199
Moody’s Corp.	9,335	2,472,561
Nasdaq, Inc.	53,028	3,300,463
PNC Financial Services Group, Inc. (The)	17,077	2,763,571
Progressive Corp. (The)	27,633	3,548,077
Travelers Cos., Inc. (The)	17,238	3,179,721
US Bancorp	59,264	2,515,757
Total Financials		35,183,414
Health Care — 20.1%
Abbott Laboratories	26,613	2,633,090
AbbVie, Inc.	19,430	2,844,552
Centene Corp.*	37,414	3,185,054
Cigna Corp.	13,146	4,246,947
	Shares	Value
Common Stocks (continued)
Health Care (continued)
CVS Health Corp.	31,122	$2,947,253
Danaher Corp.	10,738	2,702,433
Elevance Health, Inc.	6,412	3,505,889
Gilead Sciences, Inc.	52,983	4,157,046
IDEXX Laboratories, Inc.*	5,758	2,071,037
IQVIA Holdings, Inc.*	13,623	2,856,334
McKesson Corp.	10,289	4,006,228
Mettler-Toledo International, Inc.*	2,294	2,901,749
Pfizer, Inc.	60,843	2,832,242
Regeneron Pharmaceuticals, Inc.*	4,510	3,376,863
Thermo Fisher Scientific, Inc.	5,333	2,741,002
UnitedHealth Group, Inc.	6,177	3,429,162
Vertex Pharmaceuticals, Inc.*	12,070	3,765,840
West Pharmaceutical Services, Inc.	7,669	1,764,637
Total Health Care		55,967,358
Industrials — 13.0%
3M Co.	21,157	2,661,339
Caterpillar, Inc.	14,136	3,059,879
Cummins, Inc.	15,357	3,754,940
Deere & Co.	7,582	3,001,107
Emerson Electric Co.	32,125	2,782,025
General Dynamics Corp.	13,060	3,262,388
General Electric Co.	34,425	2,678,609
Lockheed Martin Corp.	7,136	3,472,948
Old Dominion Freight Line, Inc.	10,546	2,895,932
Otis Worldwide Corp.	40,934	2,891,578
Republic Services, Inc.	23,773	3,152,775
Southwest Airlines Co.*	68,774	2,499,935
Total Industrials		36,113,455
Information Technology — 23.4%
Amphenol Corp., Class A	41,803	3,169,921
Analog Devices, Inc.	19,069	2,719,621
Broadcom, Inc.	5,002	2,351,540
Cisco Systems, Inc.	56,490	2,566,341
Cognizant Technology Solutions Corp., Class A	35,127	2,186,656
Crowdstrike Holdings, Inc., Class A*	13,871	2,236,005
DocuSign, Inc.*	29,405	1,420,261
Fidelity National Information Services, Inc.	31,367	2,603,147
Fiserv, Inc.*	31,064	3,191,515
Fortinet, Inc.*	46,086	2,634,276
HP, Inc.	86,773	2,396,670
Intel Corp.	63,557	1,806,926
Intuit, Inc.	6,551	2,800,553
Marvell Technology, Inc.	43,925	1,742,944
Microsoft Corp.	10,217	2,371,672
Motorola Solutions, Inc.	13,005	3,247,479
NXP Semiconductors NV	17,019	2,486,136
Palo Alto Networks, Inc.*	15,180	2,604,736
QUALCOMM, Inc.	20,612	2,425,208
Roper Technologies, Inc.	6,670	2,764,982
Salesforce, Inc.*	14,835	2,412,023
ServiceNow, Inc.*	5,656	2,379,705
Texas Instruments, Inc.	17,167	2,757,535
Twilio, Inc., Class A*(a)	19,112	1,421,359

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Large Cap ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Workday, Inc., Class A*	13,154	$2,049,656
Zoom Video Communications, Inc., Class A*	26,869	2,241,949
Zscaler, Inc.*(a)	13,055	2,011,776
Total Information Technology		65,000,592
Materials — 0.9%
LyondellBasell Industries NV, Class A	32,082	2,452,669
Real Estate — 1.7%
Crown Castle, Inc.	17,063	2,273,815
Equinix, Inc.	4,247	2,405,671
Total Real Estate		4,679,486
Utilities — 0.9%
Duke Energy Corp.	28,209	2,628,515

	Shares	Value
Total Investments — 99.8%
(Cost $288,040,901)		$277,424,683
Other Assets and Liabilities, Net — 0.2%		458,734
Net Assets — 100.0%		$277,883,417

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,359,566; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,464,981.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$277,424,683	$—	$—	$277,424,683
Total Investments in Securities	$277,424,683	$—	$—	$277,424,683

(b)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.3%
Advantage Solutions, Inc.*	81,809	$276,514
AMC Networks, Inc., Class A*	12,846	289,164
Bandwidth, Inc., Class A*	16,115	191,285
Cogent Communications Holdings, Inc.	7,867	413,096
EchoStar Corp., Class A*	21,444	404,648
EW Scripps Co. (The), Class A*	25,105	356,240
Gray Television, Inc.	23,649	334,633
Liberty Latin America Ltd., Class C*	54,425	423,971
Liberty Media Corp.-Liberty Braves, Class C*	18,701	582,723
Scholastic Corp.	12,958	494,218
Shenandoah Telecommunications Co.	22,135	501,579
World Wrestling Entertainment, Inc., Class A(a)	8,359	659,442
Yelp, Inc.*	15,302	587,750
Total Communication Services		5,515,263
Consumer Discretionary — 10.4%
Aaron’s Co., Inc. (The)	25,993	270,847
America’s Car-Mart, Inc.*	6,478	442,836
AMMO, Inc.*(a)	108,738	353,399
Arko Corp.	57,356	587,899
Asbury Automotive Group, Inc.*	3,258	513,950
Buckle, Inc. (The)	15,797	621,296
Carter’s, Inc.	5,674	385,094
Cavco Industries, Inc.*	2,167	491,194
Cheesecake Factory, Inc. (The)(a)	13,117	469,720
Cracker Barrel Old Country Store, Inc.	4,396	502,111
Denny’s Corp.*	36,474	413,250
Dorman Products, Inc.*	5,493	448,339
Ethan Allen Interiors, Inc.	20,398	521,985
GoPro, Inc., Class A*	61,189	333,480
Graham Holdings Co., Class B	854	532,785
Grand Canyon Education, Inc.*	5,375	540,886
H&R Block, Inc.	20,043	824,770
Haverty Furniture Cos., Inc.	19,035	505,950
Johnson Outdoors, Inc., Class A	6,715	353,343
Laureate Education, Inc.	47,641	602,182
Leslie’s, Inc.*	26,960	378,518
Levi Strauss & Co., Class A	26,414	395,153
LGI Homes, Inc.*(a)	5,344	491,915
Lovesac Co. (The)*	9,655	235,003
Malibu Boats, Inc., Class A*	8,998	475,994
MDC Holdings, Inc.	13,794	420,165
Meritage Homes Corp.*	6,587	501,666
Monarch Casino & Resort, Inc.*	5,983	475,110
Murphy USA, Inc.	2,610	820,871
OneSpaWorld Holdings Ltd.*	51,171	464,121
OneWater Marine, Inc., Class A*	15,151	499,983
Oxford Industries, Inc.	5,768	586,779
Perdoceo Education Corp.*	45,465	519,665
Poshmark, Inc., Class A*	41,228	736,332
Quotient Technology, Inc.*	81,809	201,250
Rush Street Interactive, Inc.*	71,793	297,941
Shift Technologies, Inc.*(a)	237,246	125,740
Shoe Carnival, Inc.	17,899	429,218
Skyline Champion Corp.*	9,510	553,577
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Smith & Wesson Brands, Inc.	34,497	$389,471
Standard Motor Products, Inc.	12,099	458,915
Steven Madden Ltd.	13,508	403,484
Stoneridge, Inc.*	25,141	524,693
Strategic Education, Inc.	7,863	542,547
Stride, Inc.*	14,367	481,438
Sturm Ruger & Co., Inc.	7,497	420,807
Taylor Morrison Home Corp.*	19,174	505,043
Travel + Leisure Co.	9,009	342,162
Tri Pointe Homes, Inc.*	25,993	435,383
Universal Electronics, Inc.*	16,708	341,010
Vista Outdoor, Inc.*	14,624	424,681
Vivint Smart Home, Inc.*	77,210	590,657
Winmark Corp.	2,372	596,890
Total Consumer Discretionary		24,781,498
Consumer Staples — 3.9%
Andersons, Inc. (The)	10,385	366,279
BellRing Brands, Inc.*	22,614	547,711
Central Garden & Pet Co., Class A*	12,799	500,953
Coca-Cola Consolidated, Inc.	1,050	511,360
Energizer Holdings, Inc.	16,968	490,206
Fresh Del Monte Produce, Inc.	20,144	525,356
John B Sanfilippo & Son, Inc.	6,385	532,573
MGP Ingredients, Inc.	6,098	683,281
Mission Produce, Inc.*	41,260	686,566
Nu Skin Enterprises, Inc., Class A	10,901	416,309
PriceSmart, Inc.	6,617	423,289
Rite Aid Corp.*	59,650	311,373
Seaboard Corp.	124	464,551
SpartanNash Co.(a)	15,821	564,968
Sprouts Farmers Market, Inc.*(a)	16,321	481,470
TreeHouse Foods, Inc.*	16,179	812,833
Turning Point Brands, Inc.	15,346	361,552
United Natural Foods, Inc.*	12,623	535,341
Total Consumer Staples		9,215,971
Energy — 5.4%
Archrock, Inc.	56,548	424,676
Brigham Minerals, Inc., Class A	20,428	633,268
Bristow Group, Inc.*	14,077	421,465
Cactus, Inc., Class A	9,199	475,772
ChampionX Corp.	21,321	610,207
Chord Energy Corp.	4,069	622,923
Civitas Resources, Inc.(a)	8,741	611,083
Comstock Resources, Inc.*	39,995	751,106
Core Laboratories NV	16,501	321,109
CVR Energy, Inc.	22,151	865,218
Delek US Holdings, Inc.	24,805	735,716
DMC Global, Inc.*	17,112	370,304
Equitrans Midstream Corp.	61,841	520,701
Gevo, Inc.*	111,526	250,934
Green Plains, Inc.*	16,831	486,248
HF Sinclair Corp.	13,098	801,205
Kosmos Energy Ltd.*	72,593	471,129
Laredo Petroleum, Inc.*	6,595	426,367
Matador Resources Co.	9,852	654,665

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy (continued)
PBF Energy, Inc., Class A*	21,417	$947,702
Southwestern Energy Co.*	72,795	504,469
U.S. Silica Holdings, Inc.*	27,971	402,503
World Fuel Services Corp.	19,302	492,008
Total Energy		12,800,778
Financials — 24.1%
1st Source Corp.	11,285	656,336
A-Mark Precious Metals, Inc.	13,967	424,736
Amerant Bancorp, Inc.	16,522	497,312
American Equity Investment Life Holding Co.	13,078	563,400
Ameris Bancorp	11,895	612,711
Ares Commercial Real Estate Corp.	33,631	415,007
Argo Group International Holdings Ltd.	12,644	314,456
AssetMark Financial Holdings, Inc.*	23,458	485,815
Associated Banc-Corp.	22,932	558,394
Atlantic Union Bankshares Corp.	14,226	491,366
Axis Capital Holdings Ltd.	8,631	471,857
Banc of California, Inc.	26,960	449,693
Bancorp, Inc. (The)*	18,423	508,106
Bank of Hawaii Corp.	6,220	472,409
BankUnited, Inc.	11,873	426,834
Banner Corp.	8,917	666,546
Berkshire Hills Bancorp, Inc.	18,017	526,997
Blucora, Inc.*	26,698	588,157
Brighthouse Financial, Inc.*	10,103	576,578
Cannae Holdings, Inc.*	21,821	505,374
Chimera Investment Corp.	43,350	292,613
CNO Financial Group, Inc.	20,803	458,914
Columbia Banking System, Inc.	16,174	541,344
Community Trust Bancorp, Inc.	12,669	599,117
ConnectOne Bancorp, Inc.	16,306	408,465
Cowen, Inc., Class A	19,260	743,821
CrossFirst Bankshares, Inc.*	33,118	460,671
CVB Financial Corp.	22,488	645,855
Diamond Hill Investment Group, Inc.	2,787	501,521
Dime Community Bancshares, Inc.	15,099	521,368
Eagle Bancorp, Inc.	9,155	414,538
Employers Holdings, Inc.	13,031	568,282
Enova International, Inc.*	13,746	515,338
Enstar Group Ltd.*	1,999	400,840
Enterprise Financial Services Corp.	11,033	589,935
FB Financial Corp.	11,751	493,072
Federated Hermes, Inc.	15,324	532,509
First BankCorp	12,496	556,947
First Foundation, Inc.	21,488	342,949
First Interstate BancSystem, Inc., Class A	14,194	647,388
First Merchants Corp.	12,547	563,360
FirstCash Holdings, Inc.	7,420	730,499
Flushing Financial Corp.	23,353	460,054
FNB Corp.	41,922	605,773
Fulton Financial Corp.	31,404	572,495
German American Bancorp, Inc.	13,739	539,805
Great Southern Bancorp, Inc.	8,845	548,213
Hanmi Financial Corp.	21,208	567,950
HarborOne Bancorp, Inc.	37,228	566,982
Heartland Financial USA, Inc.	10,913	538,229
	Shares	Value
Common Stocks (continued)
Financials (continued)
Heritage Commerce Corp.	46,395	$663,449
Heritage Financial Corp.	20,828	701,695
Hilltop Holdings, Inc.	17,753	513,949
Home BancShares, Inc.	23,094	588,666
HomeStreet, Inc.	11,016	285,975
Hope Bancorp, Inc.	32,459	440,469
Horace Mann Educators Corp.	12,478	492,382
Houlihan Lokey, Inc.	5,945	531,007
Independent Bank Corp.	6,389	555,907
Independent Bank Group, Inc.	7,334	462,702
Kinsale Capital Group, Inc.	2,289	721,424
Lakeland Bancorp, Inc.	31,254	582,887
Merchants Bancorp	19,063	456,559
MGIC Investment Corp.	38,519	525,784
Midland States Bancorp, Inc.	18,085	507,103
Moelis & Co., Class A	11,117	472,028
National Bank Holdings Corp., Class A	12,958	567,820
NBT Bancorp, Inc.	14,446	684,596
New York Mortgage Trust, Inc.	142,998	384,665
Nicolet Bankshares, Inc.*	5,578	425,546
Northfield Bancorp, Inc.	36,347	583,006
OFG Bancorp	19,592	546,225
Old National Bancorp	31,865	623,279
Oportun Financial Corp.*	36,347	199,909
Origin Bancorp, Inc.	12,342	510,095
PacWest Bancorp	12,102	300,856
Pathward Financial, Inc.	9,503	399,411
Peapack-Gladstone Financial Corp.	15,020	594,341
PennyMac Financial Services, Inc.	9,811	523,123
Peoples Bancorp, Inc.	16,670	504,601
Piper Sandler Cos.	3,976	508,809
PJT Partners, Inc., Class A	8,269	615,214
Preferred Bank	7,044	541,472
Premier Financial Corp.	17,209	496,480
Provident Financial Services, Inc.	22,305	500,078
QCR Holdings, Inc.	9,223	467,698
Regional Management Corp.	10,746	364,934
Republic Bancorp, Inc., Class A	11,615	538,355
S&T Bancorp, Inc.	17,645	667,157
Safety Insurance Group, Inc.	5,745	499,528
Sandy Spring Bancorp, Inc.	11,620	411,813
Sculptor Capital Management, Inc.	37,469	397,546
Seacoast Banking Corp. of Florida	14,904	460,534
Selectquote, Inc.*	187,075	126,089
ServisFirst Bancshares, Inc.	5,478	412,658
Simmons First National Corp., Class A	19,907	475,180
Stellar Bancorp, Inc.	16,836	552,894
StepStone Group, Inc., Class A	15,787	466,032
Texas Capital Bancshares, Inc.*	9,107	546,420
Tompkins Financial Corp.	6,669	552,460
Towne Bank	17,433	574,243
TriCo Bancshares	13,038	755,031
Trustmark Corp.	17,175	628,090
UMB Financial Corp.	5,372	447,058
United Bankshares, Inc.(a)	14,964	633,725
United Community Banks, Inc.	14,998	577,423
United Fire Group, Inc.	16,799	455,253
Virtu Financial, Inc., Class A	14,023	313,835

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Virtus Investment Partners, Inc.	2,175	$372,991
Washington Federal, Inc.	15,903	615,446
Wintrust Financial Corp.	5,617	525,864
WSFS Financial Corp.	11,196	521,286
Total Financials		57,511,986
Health Care — 12.8%
ACADIA Pharmaceuticals, Inc.*	21,550	345,447
AdaptHealth Corp.*	32,560	742,368
Addus HomeCare Corp.*	5,594	572,938
Aerie Pharmaceuticals, Inc.*	57,356	872,958
Aligos Therapeutics, Inc.*	242,763	254,901
Allakos, Inc.*(a)	91,568	533,842
Allscripts Healthcare Solutions, Inc.*	23,177	340,702
ALX Oncology Holdings, Inc.*(a)	30,884	374,932
Amneal Pharmaceuticals, Inc.*	125,165	275,363
Amphastar Pharmaceuticals, Inc.*	14,539	449,255
Arcturus Therapeutics Holdings, Inc.*(a)	19,360	342,672
Atea Pharmaceuticals, Inc.*	72,291	433,746
Avanos Medical, Inc.*	15,580	345,097
Avidity Biosciences, Inc.*	28,259	403,539
Axogen, Inc.*	65,736	750,705
Bioventus, Inc., Class A*(a)	37,017	301,318
Cara Therapeutics, Inc.*	42,958	403,805
CareDx, Inc.*	14,111	280,950
Catalyst Pharmaceuticals, Inc.*	62,960	873,255
Certara, Inc.*	24,299	297,177
Collegium Pharmaceutical, Inc.*	25,636	459,910
Corcept Therapeutics, Inc.*	23,177	662,862
Cross Country Healthcare, Inc.*	24,086	893,350
Eagle Pharmaceuticals, Inc.*	10,546	331,883
Ensign Group, Inc. (The)	5,799	520,634
HealthStream, Inc.*	26,202	647,189
ICU Medical, Inc.*	2,344	347,873
IGM Biosciences, Inc.*	19,526	390,520
Immunovant, Inc.*(a)	94,726	1,060,931
Inhibrx, Inc.*(a)	23,427	753,881
Innoviva, Inc.*(a)	26,974	365,767
Inogen, Inc.*	16,099	364,803
Integer Holdings Corp.*	6,478	403,774
Ironwood Pharmaceuticals, Inc.*	41,490	453,901
Karyopharm Therapeutics, Inc.*	70,820	337,103
Kronos Bio, Inc.*	72,191	213,685
MeiraGTx Holdings PLC*	37,685	273,970
Merit Medical Systems, Inc.*	7,847	539,638
ModivCare, Inc.*	4,523	439,817
Morphic Holding, Inc.*(a)	13,000	364,130
Myriad Genetics, Inc.*	20,712	429,567
National HealthCare Corp.	7,432	452,757
Nektar Therapeutics*	96,835	364,100
NextGen Healthcare, Inc.*	24,961	500,218
Olema Pharmaceuticals, Inc.*	122,521	460,679
OPKO Health, Inc.*(a)	151,726	288,279
Orthofix Medical, Inc.*	15,961	256,334
Owens & Minor, Inc.	11,857	201,569
Passage Bio, Inc.*	168,368	205,409
Patterson Cos., Inc.	16,125	418,766
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Phreesia, Inc.*	19,801	$540,963
Prelude Therapeutics, Inc.*(a)	75,644	506,058
Prestige Consumer Healthcare, Inc.*	9,859	537,118
Rocket Pharmaceuticals, Inc.*	32,910	614,101
Rubius Therapeutics, Inc.*	94,726	32,112
SeaSpine Holdings Corp.*	42,922	275,989
SI-BONE, Inc.*	23,094	448,947
Silk Road Medical, Inc.*	12,641	557,215
Silverback Therapeutics, Inc.*	148,701	924,920
Sorrento Therapeutics, Inc.*	224,008	351,693
Supernus Pharmaceuticals, Inc.*	16,149	553,426
Surmodics, Inc.*	11,514	393,088
Sutro Biopharma, Inc.*(a)	63,496	465,426
uniQure NV*	28,884	537,820
Varex Imaging Corp.*(a)	24,516	542,049
Xencor, Inc.*	19,563	547,764
Total Health Care		30,426,958
Industrials — 18.3%
AAR Corp.*	10,777	477,637
ABM Industries, Inc.	11,337	504,610
Air Transport Services Group, Inc.*	15,604	455,637
Alamo Group, Inc.	3,630	552,050
Allegiant Travel Co.*	3,214	241,211
Ameresco, Inc., Class A*(a)	6,565	397,051
API Group Corp.*	24,819	409,265
Applied Industrial Technologies, Inc.	5,084	632,348
Arcosa, Inc.	9,117	585,311
Array Technologies, Inc.*	46,313	838,265
Astec Industries, Inc.	12,138	529,824
Atlas Air Worldwide Holdings, Inc.*	6,043	611,189
AZZ, Inc.	10,819	434,924
Barnes Group, Inc.	12,987	459,350
Barrett Business Services, Inc.	6,737	587,601
Blue Bird Corp.*	27,733	254,312
BrightView Holdings, Inc.*	38,350	342,082
Brink’s Co. (The)	7,676	457,720
CBIZ, Inc.*	12,436	617,323
Cimpress PLC*	8,208	191,082
Columbus McKinnon Corp.	12,309	351,053
Comfort Systems USA, Inc.	5,864	722,914
CRA International, Inc.	6,194	636,372
Deluxe Corp.	17,260	317,239
Douglas Dynamics, Inc.	15,089	512,272
Ducommun, Inc.*	9,962	470,306
Encore Wire Corp.	4,575	629,474
EnPro Industries, Inc.	5,341	568,817
Evoqua Water Technologies Corp.*	11,110	435,290
Federal Signal Corp.	15,465	721,442
Forrester Research, Inc.*	9,251	391,502
Franklin Electric Co., Inc.	6,285	514,993
Genco Shipping & Trading Ltd.	22,098	296,113
GEO Group, Inc. (The)*	78,963	668,027
Global Industrial Co.	16,194	513,998
Gorman-Rupp Co. (The)	14,547	394,806
Granite Construction, Inc.	15,913	536,745
Great Lakes Dredge & Dock Corp.*	37,202	281,247

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Greenbrier Cos., Inc. (The)	10,132	$357,761
Heidrick & Struggles International, Inc.	13,187	371,346
Heritage-Crystal Clean, Inc.*	17,627	484,214
Hillenbrand, Inc.	11,817	522,075
HNI Corp.	14,088	408,411
Hub Group, Inc., Class A*	6,760	524,576
Huron Consulting Group, Inc.*	11,393	838,867
Hyster-Yale Materials Handling, Inc.	15,717	458,308
ICF International, Inc.	5,544	663,229
IES Holdings, Inc.*	12,984	428,991
Insteel Industries, Inc.	14,111	371,825
JetBlue Airways Corp.*	34,912	280,692
John Bean Technologies Corp.	4,405	401,736
Kadant, Inc.	2,687	478,152
Kaman Corp.	12,004	385,328
KAR Auction Services, Inc.*	28,916	420,149
Kelly Services, Inc., Class A	24,064	393,206
Kforce, Inc.	7,056	446,433
Kirby Corp.*	7,231	504,362
Korn Ferry	8,037	446,777
Marten Transport Ltd.	29,389	551,632
Matson, Inc.	4,327	318,381
Matthews International Corp., Class A	16,130	433,574
McGrath RentCorp	6,142	577,655
Moog, Inc., Class A	5,945	503,839
MSC Industrial Direct Co., Inc., Class A	6,125	508,253
Mueller Industries, Inc.	9,635	603,536
MYR Group, Inc.*	5,550	485,681
Parsons Corp.*	13,486	632,224
PGT Innovations, Inc.*	29,029	618,608
Primoris Services Corp.	21,912	442,403
Quanex Building Products Corp.	24,867	551,053
Rush Enterprises, Inc., Class A	10,252	511,472
Ryder System, Inc.	6,579	529,675
Schneider National, Inc., Class B	20,468	455,208
Shoals Technologies Group, Inc., Class A*	30,630	707,859
SP Plus Corp.*	16,643	616,290
SPX Technologies, Inc.*	10,563	695,468
Sterling Infrastructure, Inc.*	19,476	525,657
Terex Corp.	14,636	593,343
Thermon Group Holdings, Inc.*	32,219	572,209
Triton International Ltd.	7,437	451,352
TrueBlue, Inc.*	18,067	355,197
Tutor Perini Corp.*	48,327	358,586
UFP Industries, Inc.	6,764	481,800
Univar Solutions, Inc.*	16,239	413,770
VSE Corp.	11,325	524,234
Wabash National Corp.	35,171	761,452
Watts Water Technologies, Inc., Class A	3,739	547,240
Werner Enterprises, Inc.	12,730	499,016
Total Industrials		43,554,507
Information Technology — 10.7%
A10 Networks, Inc.	37,415	628,572
ACI Worldwide, Inc.*	16,575	403,270
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
ACM Research, Inc., Class A*	25,227	$161,453
Adeia, Inc.	30,135	336,909
Advanced Energy Industries, Inc.	6,064	476,934
Alarm.com Holdings, Inc.*	7,854	462,129
Appfolio, Inc., Class A*	4,611	578,081
Avaya Holdings Corp.*(a)	41,194	65,086
Avnet, Inc.	12,859	516,803
Belden, Inc.	9,422	656,054
Benchmark Electronics, Inc.	20,844	591,761
Box, Inc., Class A*	17,961	521,767
BTRS Holdings, Inc., Class 1*	69,779	658,714
Cambium Networks Corp.*	22,078	427,209
Cass Information Systems, Inc.	14,141	604,952
ChannelAdvisor Corp.*	31,499	725,737
Cirrus Logic, Inc.*	6,155	413,124
CSG Systems International, Inc.	8,210	530,941
Diodes, Inc.*	6,000	430,020
Domo, Inc., Class B*	10,321	182,372
DZS, Inc.*	37,631	597,957
Envestnet, Inc.*	7,011	345,712
ePlus, Inc.*	9,311	453,632
ExlService Holdings, Inc.*	3,643	662,480
FormFactor, Inc.*	12,418	250,968
Grid Dynamics Holdings, Inc.*	37,069	504,509
Hackett Group, Inc. (The)	22,634	494,327
Insight Enterprises, Inc.*	4,863	459,602
InterDigital, Inc.	8,181	407,986
International Money Express, Inc.*	25,325	684,535
Itron, Inc.*	9,908	484,402
Knowles Corp.*	24,242	333,327
LiveRamp Holdings, Inc.*	13,960	256,306
NETGEAR, Inc.*	21,148	415,558
NetScout Systems, Inc.*	16,270	584,418
Onto Innovation, Inc.*	6,007	401,508
PC Connection, Inc.	9,962	529,381
Photronics, Inc.*	30,757	498,879
Plexus Corp.*	6,380	627,792
Progress Software Corp.	11,084	565,617
Rackspace Technology, Inc.*(a)	46,769	240,860
Rambus, Inc.*	16,367	493,629
Ribbon Communications, Inc.*	168,912	447,617
Sanmina Corp.*	12,913	723,774
ScanSource, Inc.*	15,003	464,793
Semtech Corp.*	7,528	208,450
SMART Global Holdings, Inc.*	20,207	273,401
Super Micro Computer, Inc.*	13,710	954,079
TTM Technologies, Inc.*	35,219	539,203
Unisys Corp.*	24,153	205,300
Upland Software, Inc.*	29,639	238,298
Veeco Instruments, Inc.*(a)	19,196	349,943
Viasat, Inc.*	10,695	438,067
Vishay Intertechnology, Inc.	26,630	556,833
Xerox Holdings Corp.	25,877	378,580
Xperi, Inc.*	12,054	168,394
Total Information Technology		25,612,005

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials — 4.2%
Avient Corp.	10,874	$375,044
Cabot Corp.	7,629	560,579
Chase Corp.	6,005	565,731
Commercial Metals Co.	12,541	570,615
Gatos Silver, Inc.*	120,820	398,706
Greif, Inc., Class A	8,022	531,137
Hawkins, Inc.	11,371	512,036
Ingevity Corp.*	8,147	548,049
Innospec, Inc.	5,640	563,944
Kronos Worldwide, Inc.	33,631	319,495
Materion Corp.	6,088	521,802
Mativ Holdings, Inc.	18,979	450,561
Minerals Technologies, Inc.	7,890	434,029
Myers Industries, Inc.	24,164	490,288
Orion Engineered Carbons SA	32,682	521,605
Silgan Holdings, Inc.	11,290	534,694
Stepan Co.	5,282	551,652
Summit Materials, Inc., Class A*	16,804	442,785
SunCoke Energy, Inc.	58,579	425,284
Trinseo PLC	10,892	204,987
Worthington Industries, Inc.	10,153	482,877
Total Materials		10,005,900
Real Estate — 4.6%
Alexander & Baldwin, Inc.	22,507	438,436
Chatham Lodging Trust*	37,850	490,914
Corporate Office Properties Trust	18,288	487,375
DiamondRock Hospitality Co.	51,677	482,663
Diversified Healthcare Trust	163,107	221,826
EPR Properties	9,540	368,244
Essential Properties Realty Trust, Inc.	20,630	443,958
Forestar Group, Inc.*	29,389	340,325
Franklin Street Properties Corp.	88,465	254,779
Hudson Pacific Properties, Inc.	18,809	207,651
Independence Realty Trust, Inc.	19,740	330,842
iStar, Inc.	22,296	233,662
JBG SMITH Properties	17,862	351,524
Marcus & Millichap, Inc.	9,908	365,011
Necessity Retail REIT, Inc. (The)	65,985	451,337
Office Properties Income Trust	20,285	310,360
Outfront Media, Inc.	18,359	331,380
Paramount Group, Inc.	47,840	309,525
Piedmont Office Realty Trust, Inc., Class A	30,310	316,740
PotlatchDeltic Corp.	9,898	440,362
Rafael Holdings, Inc., Class B*	207,944	368,061
Retail Opportunity Investments Corp.	26,918	389,773
RLJ Lodging Trust	37,069	451,130
Service Properties Trust	59,110	479,382
St Joe Co. (The)	8,810	313,019
Sunstone Hotel Investors, Inc.	44,307	494,023
Uniti Group, Inc.	37,932	294,352
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Urstadt Biddle Properties, Inc., Class A	27,748	$519,998
Xenia Hotels & Resorts, Inc.	27,058	462,151
Total Real Estate		10,948,803
Utilities — 3.2%
ALLETE, Inc.	7,792	438,456
Avista Corp.	11,560	474,307
Black Hills Corp.	6,776	442,947
California Water Service Group	8,804	546,376
Hawaiian Electric Industries, Inc.	12,336	469,262
Montauk Renewables, Inc.*	46,602	697,632
Northwest Natural Holding Co.	10,091	485,276
NorthWestern Corp.	8,628	455,817
ONE Gas, Inc.	5,915	458,294
Otter Tail Corp.	8,351	563,024
Portland General Electric Co.	9,464	425,312
SJW Group	7,501	530,171
Southwest Gas Holdings, Inc.	6,667	487,158
Spire, Inc.	7,274	507,798
Unitil Corp.	10,464	551,557
Total Utilities		7,533,387
Total Common Stocks (Cost $246,108,063)		237,907,056
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	858,535	858,535
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)	306,851	306,851
Total Short-Term Investments (Cost $1,165,386)		1,165,386
Total Investments — 100.4% (Cost $247,273,449)		239,072,442
Other Assets and Liabilities, Net — (0.4)%		(851,013)
Net Assets — 100.0%		$238,221,429

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,377,907; total market value of collateral held by the Fund was $6,589,793. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $5,731,258.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$237,907,056	$—	$—	$237,907,056
Short-Term Investments:
Money Market Funds	1,165,386	—	—	1,165,386
Total Investments in Securities	$239,072,442	$—	$—	$239,072,442

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ 500 International ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 98.3%
Australia — 4.0%
Ampol Ltd.	9,807	$170,762
Australia & New Zealand Banking Group Ltd.	8,911	145,645
BHP Group Ltd.	37,651	899,479
BlueScope Steel Ltd.	13,425	135,036
Coles Group Ltd.	30,067	313,967
Commonwealth Bank of Australia	2,495	167,010
Downer EDI Ltd.	51,377	147,511
Flutter Entertainment PLC*	2,353	313,715
Fortescue Metals Group Ltd.	25,142	236,333
Glencore PLC	271,535	1,561,588
Metcash Ltd.	59,325	155,535
Ramsay Health Care Ltd.	6,639	248,648
Rio Tinto PLC	17,300	903,691
Sonic Healthcare Ltd.	11,218	235,071
Telstra Group Ltd.*	89,306	223,859
Viva Energy Group Ltd.	126,980	229,789
Wesfarmers Ltd.	10,116	294,067
Westpac Banking Corp.	10,343	159,460
Woodside Energy Group Ltd.	6,804	156,543
Woolworths Group Ltd.	19,788	417,818
Worley Ltd.	19,106	174,342
Total Australia		7,289,869
Austria — 0.5%
Mondi PLC	10,040	169,058
OMV AG	12,621	581,784
voestalpine AG	8,577	186,326
Total Austria		937,168
Belgium — 0.9%
Anheuser-Busch InBev SA	18,069	903,637
Etablissements Franz Colruyt NV	4,514	108,814
Solvay SA	2,665	240,321
UCB SA	1,398	105,452
Umicore SA	9,693	319,495
Total Belgium		1,677,719
Canada — 6.6%
Alimentation Couche-Tard, Inc.	20,513	917,337
Bank of Montreal(a)	1,836	168,908
Bank of Nova Scotia (The)(a)	3,333	160,902
Barrick Gold Corp.	9,068	136,214
BCE, Inc.(a)	6,581	296,472
Brookfield Asset Management, Inc., Class A	9,016	356,595
Canadian Imperial Bank of Commerce	2,776	125,913
Canadian National Railway Co.	1,990	235,465
Canadian Natural Resources Ltd.	5,460	327,068
Canadian Pacific Railway Ltd.	2,057	153,153
Canadian Tire Corp., Ltd., Class A(a)	1,395	156,154
Cenovus Energy, Inc.(a)	28,446	574,321
CGI, Inc.*	3,259	262,192
Empire Co., Ltd., Class A	9,325	239,269
Enbridge, Inc.	21,158	823,332
George Weston Ltd.	5,401	593,732
Great-West Lifeco, Inc.	13,439	310,741
Imperial Oil Ltd.	7,717	419,271
	Shares	Value
Common Stocks (continued)
Canada (continued)
Loblaw Cos. Ltd.	7,119	$582,547
Magna International, Inc.	7,545	419,938
Manulife Financial Corp.	15,931	263,716
Metro, Inc.	4,045	211,643
Nutrien Ltd.	5,063	427,258
Parkland Corp.	10,415	210,278
Pembina Pipeline Corp.	5,158	170,087
Power Corp. of Canada	12,820	317,951
Restaurant Brands International, Inc.	3,779	224,266
Rogers Communications, Inc., Class B	4,310	179,187
Royal Bank of Canada	3,092	285,727
Saputo, Inc.	8,450	205,419
Sun Life Financial, Inc.	4,158	176,373
Suncor Energy, Inc.	12,176	418,289
TC Energy Corp.	4,601	201,843
Teck Resources Ltd., Class B	4,905	149,122
TELUS Corp.	9,842	205,275
TFI International, Inc.	1,762	160,189
Thomson Reuters Corp.	1,808	192,047
Toronto-Dominion Bank (The)	3,692	235,992
West Fraser Timber Co., Ltd.	2,219	166,403
WSP Global, Inc.	1,619	198,736
Total Canada		11,859,325
Denmark — 1.1%
Carlsberg A/S, Class B	1,688	198,995
Danske Bank A/S	11,945	192,831
DSV A/S	3,249	439,955
ISS A/S*	15,719	288,606
Novo Nordisk A/S, Class B	4,428	481,507
Orsted A/S	1,478	121,928
Vestas Wind Systems A/S	8,879	174,927
Total Denmark		1,898,749
Finland — 1.5%
Fortum OYJ	82,684	1,164,109
Kesko OYJ, Class B	7,552	147,041
Kone OYJ, Class B	3,802	155,757
Neste OYJ	6,529	286,122
Nokia OYJ	91,245	406,449
Outokumpu OYJ	31,258	125,521
Stora Enso OYJ, Class R	11,928	155,497
UPM-Kymmene OYJ	6,968	233,532
Total Finland		2,674,028
France — 13.1%
Air France-KLM*	293,367	386,066
Air Liquide SA	3,689	482,368
Airbus SE	8,791	952,093
Alstom SA	9,233	190,356
Arkema SA	1,826	144,594
Atos SE*(a)	10,641	103,908
AXA SA	29,998	741,211
BNP Paribas SA	14,909	699,852
Bollore SE	175,557	878,835
Bouygues SA	24,143	689,125
Bureau Veritas SA	6,020	149,163
Capgemini SE	2,260	371,347

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
Carrefour SA	47,445	$763,638
Casino Guichard Perrachon SA*(a)	28,640	275,703
Cie de Saint-Gobain	12,396	507,214
Cie Generale des Etablissements Michelin SCA	9,256	236,114
Credit Agricole SA	42,716	387,817
Danone SA	8,545	425,143
Dassault Systemes SE	3,621	121,500
Eiffage SA	4,829	436,896
Electricite de France SA	119,486	1,411,219
Engie SA	59,737	776,624
EssilorLuxottica SA	2,291	363,081
Faurecia SE*	13,052	195,047
Kering SA	518	237,398
Korian SA	9,442	89,214
Legrand SA	2,073	158,048
L’Oreal SA	1,873	588,859
LVMH Moet Hennessy Louis Vuitton SE	2,477	1,564,359
Orange SA	63,807	607,364
Orpea*(a)	5,410	43,909
Pernod Ricard SA	1,052	184,762
Publicis Groupe SA	5,255	294,694
Renault SA*	20,941	645,125
Rexel SA*	14,749	263,919
Safran SA	3,029	337,450
Sanofi	8,583	740,819
Societe Generale SA	9,796	224,861
Sodexo SA	5,387	477,796
SPIE SA	8,884	207,922
Technip Energies NV	16,437	212,247
Teleperformance	600	160,883
Thales SA	2,956	375,858
TotalEnergies SE	44,019	2,397,184
Valeo	15,904	262,345
Veolia Environnement SA	14,342	320,210
Vinci SA	14,697	1,353,509
Vivendi SE	25,289	207,053
Total France		23,644,702
Germany — 10.7%
adidas AG	1,662	162,588
Allianz SE	3,951	711,484
Aurubis AG	2,454	155,032
BASF SE	29,340	1,317,529
Bayer AG	12,662	666,019
Bayerische Motoren Werke AG	15,925	1,251,600
Bechtle AG	3,202	110,764
Beiersdorf AG	1,700	163,281
Brenntag SE	3,680	223,465
Continental AG	7,120	369,303
Covestro AG	6,818	232,076
Deutsche Bank AG	20,493	195,656
Deutsche Lufthansa AG*	47,501	325,956
Deutsche Post AG	61,481	2,182,056
Deutsche Telekom AG	102,928	1,949,527
E.ON SE	94,967	795,561
Evonik Industries AG	11,610	214,061
	Shares	Value
Common Stocks (continued)
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	8,924	$246,784
Fresenius SE & Co. KGaA	19,697	453,592
Hannover Rueck SE	1,455	236,990
HeidelbergCement AG	6,197	285,721
HOCHTIEF AG	6,938	368,915
Infineon Technologies AG	8,400	204,564
KION Group AG	2,846	63,204
Kloeckner & Co SE	11,108	87,115
LANXESS AG	4,072	137,841
Mercedes-Benz Group AG	21,708	1,257,266
Merck KGaA	2,272	370,512
Muenchener Rueckversicherungs- Gesellschaft AG	2,012	531,740
ProSiebenSat.1 Media SE	15,436	104,962
Rheinmetall AG	738	119,986
RWE AG	9,079	349,865
Salzgitter AG	3,700	82,792
SAP SE	7,884	761,057
Siemens AG	7,596	830,628
Siemens Energy AG(a)	17,878	208,767
Siemens Healthineers AG	12,571	578,734
Telefonica Deutschland Holding AG	67,173	146,457
thyssenkrupp AG*	67,432	355,358
TUI AG*(a)	81,033	122,965
Uniper SE(a)	59,450	178,152
United Internet AG	5,762	107,775
Zalando SE*	3,639	83,909
Total Germany		19,301,609
Hong Kong — 0.7%
AIA Group Ltd.	32,680	247,499
CLP Holdings Ltd.	18,335	123,092
Nine Dragons Paper Holdings Ltd.	238,744	141,424
Orient Overseas International Ltd.	9,700	141,734
Prudential PLC	14,800	138,160
Skyworth Group Ltd.	308,709	113,261
Techtronic Industries Co., Ltd.	10,700	101,345
WH Group Ltd.	680,493	344,154
Total Hong Kong		1,350,669
Ireland — 0.4%
CRH PLC	12,007	432,559
Kerry Group PLC, Class A	1,522	132,375
Smurfit Kappa Group PLC	5,444	180,140
Total Ireland		745,074
Israel — 0.2%
ICL Group Ltd.	13,558	122,964
Teva Pharmaceutical Industries Ltd.*	34,730	312,022
Total Israel		434,986
Italy — 2.8%
A2A SpA	99,104	109,899
Assicurazioni Generali SpA	30,827	462,806
Atlantia SpA	10,068	224,686
Enel SpA	192,920	861,647

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (continued)
Eni SpA	63,624	$833,446
Hera SpA	46,410	110,636
Intesa Sanpaolo SpA	157,577	300,424
Leonardo SpA	29,964	240,828
Poste Italiane SpA	76,776	669,274
Prysmian SpA	6,394	208,480
Saipem SpA*(a)	343,523	334,088
Telecom Italia SpA*	899,042	176,025
UniCredit SpA	20,860	258,701
UnipolSai Assicurazioni SpA	55,145	124,374
Webuild SpA(a)	91,058	123,926
Total Italy		5,039,240
Japan — 30.7%
Aeon Co., Ltd.	42,049	785,475
AGC, Inc.	7,078	222,147
Air Water, Inc.	11,513	128,813
Aisin Corp.	12,858	330,025
Ajinomoto Co., Inc.	6,328	174,383
Alfresa Holdings Corp.	25,477	293,276
ANA Holdings, Inc.*(a)	9,623	187,171
Asahi Group Holdings Ltd.	8,816	246,980
Asahi Kasei Corp.	42,939	275,744
Astellas Pharma, Inc.	15,246	209,917
Benesse Holdings, Inc.	8,799	129,882
Bridgestone Corp.	8,789	317,063
Brother Industries Ltd.	8,580	146,103
Canon, Inc.	22,772	483,217
Central Japan Railway Co.	1,455	169,008
Chubu Electric Power Co., Inc.	31,310	255,097
Chugai Pharmaceutical Co., Ltd.	6,051	140,451
Chugoku Electric Power Co., Inc. (The)	22,629	106,267
Cosmo Energy Holdings Co., Ltd.	13,348	343,500
CyberAgent, Inc.	14,691	120,979
Dai Nippon Printing Co., Ltd.	11,575	232,302
Dai-ichi Life Holdings, Inc.	20,298	321,947
Daiichi Sankyo Co., Ltd.	8,858	284,092
Daikin Industries Ltd.	1,997	300,756
Denso Corp.	9,538	474,221
Dentsu Group, Inc.	6,205	193,495
DIC Corp.	7,758	130,383
East Japan Railway Co.	5,766	311,896
ENEOS Holdings, Inc.	283,919	935,604
Fast Retailing Co., Ltd.	596	332,775
FUJIFILM Holdings Corp.	4,019	184,382
Fujitsu Ltd.	4,765	549,000
Hakuhodo DY Holdings, Inc.	17,279	146,012
Hankyu Hanshin Holdings, Inc.	5,377	159,716
Hino Motors Ltd.*	32,674	135,853
Hitachi Ltd.	24,438	1,111,453
Hitachi Transport System Ltd.	3,078	184,098
Honda Motor Co., Ltd.	39,873	904,845
Idemitsu Kosan Co., Ltd.	24,162	528,318
IHI Corp.	7,015	156,691
Inpex Corp.	15,590	159,220
Isuzu Motors Ltd.	18,206	213,619
ITOCHU Corp.	48,797	1,263,630
Japan Post Bank Co., Ltd.	19,516	129,989
	Shares	Value
Common Stocks (continued)
Japan (continued)
Japan Post Holdings Co., Ltd.	242,368	$1,629,973
Japan Post Insurance Co., Ltd.	13,705	202,576
Japan Tobacco, Inc.	21,038	348,758
JFE Holdings, Inc.	35,558	326,071
JTEKT Corp.	22,932	161,998
Kajima Corp.	31,032	292,501
Kansai Electric Power Co., Inc. (The)	36,009	273,032
Kao Corp.	5,470	205,721
Kawasaki Heavy Industries Ltd.	14,224	241,732
Kawasaki Kisen Kaisha Ltd.	7,698	117,100
KDDI Corp.	27,081	800,760
Keyence Corp.	359	136,030
Kintetsu Group Holdings Co., Ltd.	5,517	186,702
Kirin Holdings Co., Ltd.	17,642	259,879
Kobe Steel Ltd.	54,050	221,822
Komatsu Ltd.	14,084	269,864
Konica Minolta, Inc.	41,443	126,307
Kubota Corp.	15,005	209,627
Kyocera Corp.	5,307	265,680
Kyushu Electric Power Co., Inc.	32,351	160,411
Lixil Corp.	9,613	145,584
Marubeni Corp.	85,382	748,496
Mazda Motor Corp.	38,835	262,061
Medipal Holdings Corp.	26,772	332,320
MEIJI Holdings Co., Ltd.	3,222	132,665
MINEBEA MITSUMI, Inc.	7,327	108,647
Mitsubishi Chemical Group Corp.	82,794	374,379
Mitsubishi Corp.	43,534	1,180,648
Mitsubishi Electric Corp.	57,068	502,971
Mitsubishi Heavy Industries Ltd.	12,746	439,059
Mitsubishi Materials Corp.	11,153	146,020
Mitsubishi Motors Corp.*	74,083	249,211
Mitsubishi UFJ Financial Group, Inc.	54,401	256,020
Mitsui & Co., Ltd.	56,031	1,241,364
Mitsui Chemicals, Inc.	9,868	182,907
Mitsui OSK Lines Ltd.	8,312	165,026
Mizuho Financial Group, Inc.	16,473	177,991
MS&AD Insurance Group Holdings, Inc.	8,687	230,332
Murata Manufacturing Co., Ltd.	4,992	245,175
NEC Corp.	13,777	456,499
NH Foods Ltd.	5,409	129,007
Nidec Corp.	2,953	163,668
Nintendo Co., Ltd.	3,640	148,651
Nippon Paint Holdings Co., Ltd.	21,956	140,332
Nippon Paper Industries Co., Ltd.	21,208	123,565
Nippon Sanso Holdings Corp.	9,229	147,282
Nippon Steel Corp.	41,800	574,404
Nippon Telegraph & Telephone Corp.	66,455	1,830,435
Nippon Yusen K.K.	13,654	247,937
Nissan Motor Co., Ltd.	162,080	517,313
Nitto Denko Corp.	2,451	129,117
Nomura Research Institute Ltd.	4,849	107,821
NTT Data Corp.	25,543	370,682
Obayashi Corp.	47,357	304,275
Oji Holdings Corp.	49,949	173,403
Olympus Corp.	9,077	191,757
Omron Corp.	2,380	111,382

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
ORIX Corp.	9,749	$143,315
Osaka Gas Co., Ltd.	11,338	167,970
Otsuka Corp.	5,852	184,850
Otsuka Holdings Co., Ltd.	7,468	239,462
Outsourcing, Inc.	15,193	119,083
Pan Pacific International Holdings Corp.	14,948	245,488
Panasonic Holdings Corp.	65,441	468,678
Persol Holdings Co., Ltd.	10,892	218,815
Rakuten Group, Inc.	51,130	229,102
Recruit Holdings Co., Ltd.	12,774	394,474
Renesas Electronics Corp.*	18,215	152,757
Ricoh Co., Ltd.	33,430	245,156
Secom Co., Ltd.	3,457	197,486
Seiko Epson Corp.	13,938	189,985
Sekisui Chemical Co., Ltd.	13,509	169,050
Sekisui House Ltd.	9,573	159,405
Seven & i Holdings Co., Ltd.	23,268	869,448
SG Holdings Co., Ltd.	15,302	203,018
Sharp Corp.(a)	25,198	151,051
Shimizu Corp.	46,815	234,020
Shin-Etsu Chemical Co., Ltd.	2,164	226,249
Ship Healthcare Holdings, Inc.	11,367	218,033
Shiseido Co., Ltd.	3,372	116,949
Showa Denko K.K.	11,828	172,842
SoftBank Corp.	72,527	715,096
SoftBank Group Corp.	64,198	2,764,270
Sojitz Corp.	17,933	264,709
Sompo Holdings, Inc.	5,766	240,245
Sony Group Corp.	10,054	675,610
Subaru Corp.	16,935	263,821
Sumitomo Chemical Co., Ltd.	88,241	297,432
Sumitomo Corp.	40,155	512,085
Sumitomo Electric Industries Ltd.	31,262	326,849
Sumitomo Forestry Co., Ltd.	13,295	208,412
Sumitomo Metal Mining Co., Ltd.	3,561	100,192
Sumitomo Mitsui Financial Group, Inc.	8,068	226,513
Suntory Beverage & Food Ltd.	5,241	175,599
Suzuken Co., Ltd.	10,995	244,851
Suzuki Motor Corp.	10,090	340,780
T&D Holdings, Inc.	12,554	123,906
Taisei Corp.	10,232	279,145
Takeda Pharmaceutical Co., Ltd.	18,464	486,709
TDK Corp.	8,469	265,235
Teijin Ltd.	15,011	136,340
Tohoku Electric Power Co., Inc.	44,319	186,358
Tokio Marine Holdings, Inc.	17,644	319,440
Tokyo Electric Power Co., Holdings, Inc.*	188,976	616,634
Tokyo Electron Ltd.	714	189,699
Tokyo Gas Co., Ltd.	13,010	232,567
Tokyu Corp.	14,195	163,882
TOPPAN, Inc.	16,983	253,542
Toray Industries, Inc.	62,782	306,022
Toshiba Corp.	8,078	281,576
Tosoh Corp.	11,444	124,653
Toyota Boshoku Corp.	11,103	141,481
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Industries Corp.	3,666	$188,930
Toyota Motor Corp.	133,883	1,855,095
Toyota Tsusho Corp.	25,400	854,442
Welcia Holdings Co., Ltd.	6,261	131,004
West Japan Railway Co.	4,736	188,025
Yamada Holdings Co., Ltd.	67,602	217,858
Yamaha Motor Co., Ltd.	8,714	179,984
Yamato Holdings Co., Ltd.	16,930	251,043
Yamazaki Baking Co., Ltd.	13,914	141,822
Z Holdings Corp.	75,305	194,855
Zensho Holdings Co., Ltd.	9,076	226,541
Total Japan		55,444,683
Luxembourg — 0.6%
ArcelorMittal SA	36,524	817,809
Eurofins Scientific SE	3,142	201,167
Total Luxembourg		1,018,976
Netherlands — 3.3%
Aegon NV	40,033	185,369
Akzo Nobel NV	2,679	165,328
ASML Holding NV	706	333,536
Heineken NV	4,454	372,418
ING Groep NV	18,826	185,210
JDE Peet’s NV	5,713	163,633
Koninklijke Ahold Delhaize NV	38,212	1,066,910
Koninklijke DSM NV	1,276	150,453
Koninklijke Philips NV	11,786	149,312
NN Group NV	3,940	166,862
Randstad NV	8,958	446,576
Shell PLC	82,697	2,288,914
Universal Music Group NV	10,326	202,603
Wolters Kluwer NV	1,659	176,346
Total Netherlands		6,053,470
Norway — 1.0%
Equinor ASA	40,706	1,489,155
Norsk Hydro ASA	25,370	161,002
Telenor ASA	17,356	157,754
Total Norway		1,807,911
Portugal — 0.4%
EDP — Energias de Portugal SA	55,734	243,749
Galp Energia SGPS SA	20,900	212,245
Jeronimo Martins SGPS SA	15,003	311,095
Total Portugal		767,089
Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	15,218	319,824
Oversea-Chinese Banking Corp., Ltd.	23,300	199,724
Singapore Telecommunications Ltd.	112,944	199,534
STMicroelectronics NV	6,174	192,825
Total Singapore		911,907
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	24,794	635,907
Banco Bilbao Vizcaya Argentaria SA	59,437	306,000

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (continued)
Banco Santander SA(a)	169,633	$439,595
Cia de Distribucion Integral Logista Holdings SA	14,688	303,983
Endesa SA	15,973	266,561
Ferrovial SA	6,969	170,197
Iberdrola SA	68,606	696,712
Industria de Diseno Textil SA(a)	24,203	548,747
Mapfre SA(a)	92,833	159,188
Naturgy Energy Group SA	13,013	333,881
Repsol SA	52,673	715,554
Sacyr SA	68,418	167,835
Siemens Gamesa Renewable Energy SA*	9,862	175,058
Telefonica SA	181,956	626,728
Total Spain		5,545,946
Sweden — 1.7%
Alleima AB*	1,738	5,917
Assa Abloy AB, B Shares	6,731	135,833
Atlas Copco AB, A Shares	15,938	170,249
Electrolux AB, B Shares(a)	11,458	141,285
Essity AB, B Shares	10,709	226,188
H & M Hennes & Mauritz AB, B Shares(a)	22,595	227,372
Investor AB, B Shares	12,290	200,591
Sandvik AB	8,717	136,153
Securitas AB, B Shares(a)	39,829	325,611
Skanska AB, B Shares	15,619	242,827
SKF AB, B Shares	10,264	148,427
SSAB AB, A Shares	24,464	117,644
Telefonaktiebolaget LM Ericsson, B Shares	61,217	340,142
Telia Co. AB(a)	50,558	133,825
Volvo AB, B Shares	33,278	544,472
Total Sweden		3,096,536
Switzerland — 2.5%
ABB Ltd.	11,861	329,963
Accelleron Industries AG*	591	10,028
Adecco Group AG	10,557	330,608
Alcon, Inc.	2,327	141,701
Cie Financiere Richemont SA, Class A	1,900	185,946
Credit Suisse Group AG(a)	28,684	118,376
Holcim AG*	10,434	474,183
Kuehne + Nagel International AG	2,630	560,821
Novartis AG	13,560	1,096,182
Schindler Holding AG — Participating Certificate	892	145,510
Sika AG	662	149,368
Swiss Life Holding AG	305	147,784
Swisscom AG	402	198,560
UBS Group AG	14,208	225,596
Zurich Insurance Group AG	961	410,327
Total Switzerland		4,524,953
United Kingdom — 8.4%
Associated British Foods PLC	13,247	205,824
AstraZeneca PLC	5,066	598,086
Aviva PLC	41,290	198,761
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Babcock International Group PLC*	34,901	$110,745
BAE Systems PLC	52,154	489,024
Barclays PLC	112,371	191,169
BP PLC	289,232	1,597,761
British American Tobacco PLC	15,469	611,511
BT Group PLC	206,267	308,255
Bunzl PLC	6,961	227,692
Centrica PLC	267,209	235,721
CK Hutchison Holdings Ltd.	82,680	410,775
Compass Group PLC	30,742	650,022
Computacenter PLC	5,720	119,201
Currys PLC	175,688	131,885
DCC PLC	3,617	201,558
Diageo PLC	6,635	274,857
DS Smith PLC	43,118	144,066
Entain PLC	8,962	130,321
Experian PLC	4,614	147,363
Haleon PLC*	47,069	145,236
Hays PLC	124,634	157,703
HSBC Holdings PLC	64,079	330,004
Imperial Brands PLC	17,379	424,996
Inchcape PLC	18,603	159,353
International Distributions Services PLC	77,969	181,603
ITV PLC	176,687	136,296
J Sainsbury PLC	153,909	344,481
JD Sports Fashion PLC	88,012	98,738
John Wood Group PLC*	77,318	124,538
Johnson Matthey PLC(a)	16,348	364,115
Kingfisher PLC	80,504	202,894
Legal & General Group PLC	115,506	309,727
Lloyds Banking Group PLC	646,165	312,611
M&G PLC	68,558	138,292
Marks & Spencer Group PLC*	99,981	121,444
National Grid PLC	20,920	228,433
NatWest Group PLC	53,166	143,727
Pearson PLC	17,813	196,967
Phoenix Group Holdings PLC	29,777	185,954
Reckitt Benckiser Group PLC	4,505	299,797
RELX PLC	8,796	237,078
Rolls-Royce Holdings PLC*	195,764	176,144
SSE PLC	7,868	140,955
St James’s Place PLC	12,260	150,330
Standard Chartered PLC	26,117	156,422
Tesco PLC	287,344	711,619
Unilever PLC	24,605	1,125,929
Vodafone Group PLC	502,724	588,301
WPP PLC	29,724	262,145
Total United Kingdom		15,140,429
United States — 3.6%
CSL Ltd.	1,160	208,050
Ferguson PLC	3,052	334,172
GSK PLC	37,656	619,456
Nestle SA	17,290	1,883,889
Roche Holding AG	4,603	1,529,580
Schneider Electric SE	3,211	407,044
Stellantis NV*	85,279	1,151,337
Swiss Re AG	3,383	251,507

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Waste Connections, Inc.	1,301	$171,499
Total United States		6,556,534
Total Common Stocks (Cost $208,942,184)		177,721,572
Preferred Stocks — 1.2%
Germany — 1.2%
Henkel AG & Co. KGaA, 2.96%	5,989	377,527
Schaeffler AG, 9.62%(a)	38,357	197,322
Volkswagen AG, 5.79%	13,149	1,680,874
Total Germany		2,255,723
Total Preferred Stocks (Cost $3,307,754)		2,255,723
Short-Term Investment — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c) (Cost $3,488,171)	3,488,171	3,488,171

	Shares	Value
Total Investments — 101.4%
(Cost $215,738,109)		$183,465,466
Other Assets and Liabilities, Net — (1.4)%		(2,585,290)
Net Assets — 100.0%		$180,880,176

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,703,890; total market value of collateral held by the Fund was $5,028,522. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $1,540,351.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$177,721,572	$—	$—	$177,721,572
Preferred Stocks	2,255,723	—	—	2,255,723
Short-Term Investment:
Money Market Fund	3,488,171	—	—	3,488,171
Total Investments in Securities	$183,465,466	$—	$—	$183,465,466

(d)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.7%
Communication Services — 7.9%
Activision Blizzard, Inc.	11,020	$802,256
Alphabet, Inc., Class A*	93,309	8,818,633
Alphabet, Inc., Class C*	83,365	7,891,331
AT&T, Inc.	110,828	2,020,394
Comcast Corp., Class A	70,011	2,222,149
Electronic Arts, Inc.	4,306	542,384
IAC, Inc.*	1,179	57,394
Live Nation Entertainment, Inc.*	2,432	193,611
Omnicom Group, Inc.	3,309	240,730
Pinterest, Inc., Class A*	8,866	218,104
ROBLOX Corp., Class A*	4,623	206,833
Roku, Inc.*	1,922	106,748
Snap, Inc., Class A*	15,818	156,756
Take-Two Interactive Software, Inc.*	2,470	292,646
Verizon Communications, Inc.	65,300	2,440,261
Walt Disney Co. (The)*	28,694	3,057,059
Warner Music Group Corp., Class A	1,898	49,386
ZoomInfo Technologies, Inc.*	4,296	191,301
Total Communication Services		29,507,976
Consumer Discretionary — 14.1%
Advance Auto Parts, Inc.	985	187,071
Amazon.com, Inc.*	139,759	14,316,912
Aptiv PLC*	4,228	385,044
AutoZone, Inc.*	305	772,528
Best Buy Co., Inc.	3,231	221,033
Booking Holdings, Inc.*	639	1,194,598
Burlington Stores, Inc.*	1,064	152,109
CarMax, Inc.*(a)	2,590	163,196
Chipotle Mexican Grill, Inc.*	418	626,302
Coupang, Inc.*	12,963	223,871
Dollar General Corp.	3,556	906,958
Dollar Tree, Inc.*	3,304	523,684
Domino’s Pizza, Inc.	575	191,038
DoorDash, Inc., Class A*	3,715	161,714
eBay, Inc.	8,776	349,636
Etsy, Inc.*	2,045	192,046
Ford Motor Co.	61,916	827,817
Genuine Parts Co.	2,177	387,201
Hasbro, Inc.	2,106	137,416
Hilton Worldwide Holdings, Inc.	4,296	581,077
Home Depot, Inc. (The)	16,179	4,791,087
LKQ Corp.	3,947	219,611
Lowe’s Cos., Inc.	10,028	1,954,959
Lululemon Athletica, Inc.*	1,842	606,092
Marriott International, Inc., Class A	4,519	723,537
McDonald’s Corp.	11,655	3,177,852
MercadoLibre, Inc.*	758	683,428
Newell Brands, Inc.	6,170	85,208
NIKE, Inc., Class B	19,749	1,830,337
NVR, Inc.*	49	207,650
Ross Stores, Inc.	5,392	515,960
Royal Caribbean Cruises Ltd.*	3,496	186,616
Starbucks Corp.	17,701	1,532,730
Target Corp.	7,289	1,197,218
Tesla, Inc.*	40,499	9,215,142
TJX Cos., Inc. (The)	17,230	1,242,283
Tractor Supply Co.	1,752	385,037
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Ulta Beauty, Inc.*	797	$334,238
Vail Resorts, Inc.	650	142,435
VF Corp.	5,654	159,726
Whirlpool Corp.	940	129,946
Yum China Holdings, Inc.	6,335	261,952
Yum! Brands, Inc.	4,477	529,405
Total Consumer Discretionary		52,613,700
Consumer Staples — 8.0%
Archer-Daniels-Midland Co.	8,788	852,260
Campbell Soup Co.	3,269	172,963
Church & Dwight Co., Inc.	3,808	282,287
Clorox Co. (The)	1,981	289,305
Coca-Cola Co. (The)	61,216	3,663,778
Colgate-Palmolive Co.	13,142	970,405
Conagra Brands, Inc.	7,611	279,324
Costco Wholesale Corp.	6,960	3,490,440
Estee Lauder Cos., Inc. (The), Class A	3,349	671,441
General Mills, Inc.	9,356	763,263
Hershey Co. (The)	2,278	543,918
Hormel Foods Corp.	4,595	213,438
J M Smucker Co. (The)	1,581	238,193
Kellogg Co.	4,028	309,431
Keurig Dr Pepper, Inc.	13,473	523,291
Kimberly-Clark Corp.	5,288	658,144
Kraft Heinz Co. (The)	12,220	470,103
Kroger Co. (The)	10,241	484,297
McCormick & Co., Inc.	4,011	315,425
Mondelez International, Inc., Class A	21,722	1,335,469
PepsiCo, Inc.	21,743	3,948,094
Procter & Gamble Co. (The)	37,786	5,088,641
Sysco Corp.	7,924	685,901
Walgreens Boots Alliance, Inc.	11,210	409,165
Walmart, Inc.	22,484	3,200,148
Total Consumer Staples		29,859,124
Energy — 3.8%
Baker Hughes Co.	15,384	425,521
Cheniere Energy, Inc.	3,584	632,253
Exxon Mobil Corp.	66,204	7,336,065
Halliburton Co.	13,061	475,682
Kinder Morgan, Inc.	31,188	565,127
Marathon Petroleum Corp.	8,467	962,021
ONEOK, Inc.	6,970	413,460
Phillips 66	7,539	786,242
Schlumberger NV	22,165	1,153,245
Valero Energy Corp.	6,390	802,265
Williams Cos., Inc. (The)	19,080	624,488
Total Energy		14,176,369
Financials — 8.7%
Allstate Corp. (The)	4,235	534,669
Ally Financial, Inc.	4,881	134,520
American Express Co.	8,715	1,293,742
American International Group, Inc.	12,424	708,168
Ameriprise Financial, Inc.	1,720	531,686
Annaly Capital Management, Inc.	6,188	114,787
Arch Capital Group Ltd.*	5,700	327,750

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Arthur J Gallagher & Co.	3,265	$610,816
Bank of America Corp.	110,601	3,986,060
Bank of New York Mellon Corp. (The)	11,448	482,075
Blackstone, Inc.	10,899	993,335
Capital One Financial Corp.	6,094	646,086
Cboe Global Markets, Inc.	1,702	211,899
Chubb Ltd.	6,210	1,334,467
Cincinnati Financial Corp.	2,497	257,990
Citigroup, Inc.	30,555	1,401,252
Citizens Financial Group, Inc.	7,733	316,280
CME Group, Inc.	5,611	972,386
Discover Financial Services	4,360	455,446
Everest Re Group Ltd.	610	196,823
Fifth Third Bancorp	10,972	391,591
First Republic Bank	2,805	336,881
Franklin Resources, Inc.(a)	4,723	110,754
Hartford Financial Services Group, Inc. (The)	5,146	372,622
Huntington Bancshares, Inc.	22,235	337,527
Intercontinental Exchange, Inc.	8,687	830,217
KeyCorp	14,857	265,495
Markel Corp.*	201	242,426
Marsh & McLennan Cos., Inc.	7,900	1,275,771
MetLife, Inc.	9,628	704,866
Moody’s Corp.	2,493	660,321
Morgan Stanley	21,384	1,757,123
Nasdaq, Inc.	5,517	343,378
Northern Trust Corp.	3,224	271,944
PNC Financial Services Group, Inc. (The)	6,455	1,044,613
Principal Financial Group, Inc.	4,065	358,249
Progressive Corp. (The)	9,166	1,176,914
Prudential Financial, Inc.	5,881	618,622
Raymond James Financial, Inc.	3,086	364,580
Regions Financial Corp.	14,608	320,646
S&P Global, Inc.	5,348	1,718,045
SVB Financial Group*	916	211,559
Synchrony Financial	7,836	278,648
Travelers Cos., Inc. (The)	3,754	692,463
Truist Financial Corp.	20,789	931,139
US Bancorp	20,943	889,030
Willis Towers Watson PLC	1,737	379,031
Total Financials		32,394,692
Health Care — 9.8%
ABIOMED, Inc.*	722	182,002
Agilent Technologies, Inc.	4,676	646,925
Alnylam Pharmaceuticals, Inc.*	1,890	391,721
Amgen, Inc.	8,406	2,272,562
Avantor, Inc.*	9,624	194,116
Baxter International, Inc.	7,895	429,093
Biogen, Inc.*	2,287	648,227
Bristol-Myers Squibb Co.	33,541	2,598,421
Cardinal Health, Inc.	4,260	323,334
Catalent, Inc.*	2,743	180,297
Cigna Corp.	4,983	1,609,808
Cooper Cos., Inc. (The)	792	216,525
Danaher Corp.	10,427	2,624,163
	Shares	Value
Common Stocks (continued)
Health Care (continued)
DaVita, Inc.*	917	$66,950
DENTSPLY SIRONA, Inc.	3,478	107,192
Dexcom, Inc.*	6,127	740,019
Edwards Lifesciences Corp.*	9,688	701,702
Elevance Health, Inc.	3,795	2,074,992
Eli Lilly & Co.	13,310	4,819,418
Exact Sciences Corp.*	2,800	97,384
Gilead Sciences, Inc.	19,765	1,550,762
Hologic, Inc.*	3,870	262,386
Horizon Therapeutics PLC*	3,681	229,400
Humana, Inc.	1,962	1,094,953
IDEXX Laboratories, Inc.*	1,307	470,102
Illumina, Inc.*	2,461	563,126
Incyte Corp.*	2,962	220,195
Intuitive Surgical, Inc.*	5,635	1,388,858
IQVIA Holdings, Inc.*	2,914	610,978
Jazz Pharmaceuticals PLC*	973	139,908
Laboratory Corp. of America Holdings	1,462	324,359
Merck & Co., Inc.	39,668	4,014,402
Mettler-Toledo International, Inc.*	350	442,726
Organon & Co.	4,070	106,553
Quest Diagnostics, Inc.	1,900	272,935
ResMed, Inc.	2,278	509,566
STERIS PLC	1,613	278,372
Teladoc Health, Inc.*	2,358	69,891
Vertex Pharmaceuticals, Inc.*	4,022	1,254,864
Waters Corp.*	943	282,117
West Pharmaceutical Services, Inc.	1,158	266,456
Zoetis, Inc.	7,410	1,117,280
Total Health Care		36,395,040
Industrials — 5.0%
3M Co.	8,936	1,124,059
A O Smith Corp.	2,113	115,750
Carrier Global Corp.	13,277	527,893
CH Robinson Worldwide, Inc.	1,961	191,629
Cintas Corp.	1,361	581,896
CSX Corp.	34,080	990,365
Deere & Co.	4,395	1,739,629
Dover Corp.	2,329	304,377
Equifax, Inc.	1,914	324,500
Expeditors International of Washington, Inc.	2,700	264,195
FedEx Corp.	3,756	602,012
Fortive Corp.	5,479	350,108
Fortune Brands Home & Security, Inc.	2,136	128,844
Illinois Tool Works, Inc.	4,287	915,403
Ingersoll Rand, Inc.	6,358	321,079
JB Hunt Transport Services, Inc.	1,351	231,116
Johnson Controls International PLC	10,893	630,051
Masco Corp.	3,818	176,659
Norfolk Southern Corp.	3,741	853,210
Otis Worldwide Corp.	6,642	469,191
Parker-Hannifin Corp.	2,005	582,693
Rockwell Automation, Inc.	1,823	465,412
Snap-on, Inc.	846	187,854
Stanley Black & Decker, Inc.	2,364	185,550
Trane Technologies PLC	3,657	583,767

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
TransUnion	3,105	$184,033
Union Pacific Corp.	9,877	1,947,152
United Parcel Service, Inc., Class B	11,574	1,941,770
United Rentals, Inc.*	1,119	353,279
Verisk Analytics, Inc.	2,429	444,094
Westinghouse Air Brake Technologies Corp.	2,712	252,975
WW Grainger, Inc.	716	418,395
Xylem, Inc.	2,907	297,764
Total Industrials		18,686,704
Information Technology — 35.4%
Accenture PLC, Class A	10,317	2,928,996
Adobe, Inc.*	7,259	2,311,991
Advanced Micro Devices, Inc.*	25,093	1,507,086
Akamai Technologies, Inc.*	2,450	216,409
Analog Devices, Inc.	8,047	1,147,663
ANSYS, Inc.*	1,345	297,460
Apple, Inc.	243,623	37,357,151
Applied Materials, Inc.	13,665	1,206,483
Arista Networks, Inc.*	3,698	446,940
Autodesk, Inc.*	3,369	721,977
Automatic Data Processing, Inc.	6,486	1,567,666
Bill.com Holdings, Inc.*	1,522	202,974
Block, Inc.*	7,978	479,238
Broadcom, Inc.	6,041	2,839,995
Broadridge Financial Solutions, Inc.	1,806	271,008
Cadence Design Systems, Inc.*	4,231	640,531
CDW Corp.	2,091	361,346
Cisco Systems, Inc.	58,880	2,674,918
Cognizant Technology Solutions Corp., Class A	8,089	503,540
Crowdstrike Holdings, Inc., Class A*	3,222	519,386
Datadog, Inc., Class A*	3,967	319,383
Dell Technologies, Inc., Class C	4,197	161,165
DocuSign, Inc.*	3,048	147,218
Enphase Energy, Inc.*	2,047	628,429
EPAM Systems, Inc.*	860	301,000
F5, Inc.*	919	131,334
Fidelity National Information Services, Inc.	9,382	778,612
Fiserv, Inc.*	9,387	964,420
FleetCor Technologies, Inc.*	1,180	219,622
Fortinet, Inc.*	10,595	605,610
Gartner, Inc.*	1,216	367,135
Global Payments, Inc.	4,386	501,144
Hewlett Packard Enterprise Co.	20,145	287,469
HP, Inc.	15,983	441,450
HubSpot, Inc.*	705	209,075
Intel Corp.	63,563	1,807,096
International Business Machines Corp.	13,969	1,931,773
Intuit, Inc.	4,266	1,823,715
Keysight Technologies, Inc.*	2,778	483,789
KLA Corp.	2,308	730,367
Lam Research Corp.	2,172	879,182
Marvell Technology, Inc.	13,145	521,594
Mastercard, Inc., Class A	13,467	4,419,600
Micron Technology, Inc.	17,099	925,056
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Microsoft Corp.	114,579	$26,597,223
MongoDB, Inc.*	1,017	186,142
Motorola Solutions, Inc.	2,589	646,499
NetApp, Inc.	3,428	237,458
NortonLifeLock, Inc.	8,541	192,429
NVIDIA Corp.	37,326	5,037,890
Okta, Inc.*	2,287	128,346
Palo Alto Networks, Inc.*	4,529	777,131
Paycom Software, Inc.*	795	275,070
PayPal Holdings, Inc.*	18,170	1,518,649
QUALCOMM, Inc.	17,392	2,046,343
Qualtrics International, Inc., Class A*	1,409	16,866
RingCentral, Inc., Class A*	1,253	44,507
Roper Technologies, Inc.	1,638	679,017
Salesforce, Inc.*	14,986	2,436,574
Seagate Technology Holdings PLC	3,104	154,145
ServiceNow, Inc.*	3,100	1,304,294
Skyworks Solutions, Inc.	2,494	214,509
Splunk, Inc.*	2,485	206,528
Synopsys, Inc.*	2,363	691,296
TE Connectivity Ltd.	4,999	611,028
Teradyne, Inc.	2,444	198,819
Texas Instruments, Inc.	14,323	2,300,703
Trimble, Inc.*	3,870	232,819
Twilio, Inc., Class A*	2,644	196,634
VeriSign, Inc.*	1,483	297,282
Visa, Inc., Class A(a)	25,800	5,344,728
VMware, Inc., Class A	3,448	388,003
Western Digital Corp.*	4,786	164,495
Workday, Inc., Class A*	3,051	475,407
Zebra Technologies Corp., Class A*	812	229,975
Zscaler, Inc.*	1,297	199,868
Total Information Technology		131,818,673
Materials — 2.3%
Air Products and Chemicals, Inc.	3,474	869,890
Albemarle Corp.	1,834	513,281
Ball Corp.	4,987	246,308
DuPont de Nemours, Inc.	7,333	419,448
Ecolab, Inc.	3,983	625,610
International Flavors & Fragrances, Inc.	3,999	390,342
Linde PLC	7,842	2,331,819
LyondellBasell Industries NV, Class A	4,026	307,788
Martin Marietta Materials, Inc.	973	326,908
Mosaic Co. (The)	5,822	312,932
Newmont Corp.	12,452	526,969
Packaging Corp. of America	1,490	179,113
PPG Industries, Inc.	3,705	423,037
Sherwin-Williams Co. (The)	3,742	842,062
Vulcan Materials Co.	2,037	333,457
Westrock Co.	3,944	134,333
Total Materials		8,783,297
Real Estate — 3.2%
Alexandria Real Estate Equities, Inc.	2,538	368,771
American Tower Corp.	7,320	1,516,631
AvalonBay Communities, Inc.	2,151	376,683
Boston Properties, Inc.	2,316	168,373

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
CBRE Group, Inc., Class A*	4,935	$350,089
Crown Castle, Inc.	6,771	902,303
Digital Realty Trust, Inc.	4,468	447,917
Equinix, Inc.	1,427	808,310
Equity Residential	5,724	360,727
Essex Property Trust, Inc.	1,050	233,352
Extra Space Storage, Inc.	2,078	368,720
Healthpeak Properties, Inc.	8,716	206,831
Host Hotels & Resorts, Inc.	11,442	216,025
Invitation Homes, Inc.	9,565	303,115
Iron Mountain, Inc.	4,664	233,527
Mid-America Apartment Communities, Inc.	1,802	283,725
Prologis, Inc.	14,532	1,609,419
Public Storage	2,382	737,825
Realty Income Corp.	9,442	587,953
Simon Property Group, Inc.	5,124	558,414
UDR, Inc.	4,973	197,727
Ventas, Inc.	6,249	244,523
Welltower, Inc.	7,129	435,154
Weyerhaeuser Co.	11,665	360,798
WP Carey, Inc.	3,046	232,410
Total Real Estate		12,109,322
Utilities — 1.5%
American Water Works Co., Inc.	2,848	413,928
Avangrid, Inc.(a)	1,141	46,416
Consolidated Edison, Inc.	5,559	488,970
Dominion Energy, Inc.	12,711	889,389
Edison International	5,987	359,459
	Shares	Value
Common Stocks (continued)
Utilities (continued)
Eversource Energy	5,364	$409,166
NextEra Energy, Inc.	30,899	2,394,673
Public Service Enterprise Group, Inc.	7,831	439,084
Total Utilities		5,441,085
Total Common Stocks (Cost $377,188,946)		371,785,982
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(c) (Cost $168,825)	168,825	168,825
Total Investments — 99.7% (Cost $377,357,771)		371,954,807
Other Assets and Liabilities, Net — 0.3%		781,330
Net Assets — 100.0%		$372,736,137

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,496,291; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $5,665,849.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2022.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$371,785,982	$—	$—	$371,785,982
Short-Term Investment:
Money Market Fund	168,825	—	—	168,825
Total Investments in Securities	$371,954,807	$—	$—	$371,954,808

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Mid Cap Equity ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.7%
AMC Entertainment Holdings, Inc., Class A*	1,668	$11,109
Bumble, Inc., Class A*	276	7,010
Cable One, Inc.	20	17,189
Frontier Communications Parent, Inc.*	788	18,455
IAC, Inc.*	252	12,267
Interpublic Group of Cos., Inc. (The)	1,264	37,655
New York Times Co. (The), Class A	516	14,943
Nexstar Media Group, Inc.	124	21,241
Total Communication Services		139,869
Consumer Discretionary — 14.4%
ADT, Inc.	664	5,617
Advance Auto Parts, Inc.	196	37,224
Aramark	820	29,930
Autoliv, Inc.	280	22,498
Bath & Body Works, Inc.	696	23,233
BorgWarner, Inc.	772	28,973
Bright Horizons Family Solutions, Inc.*	188	12,280
Brunswick Corp.	244	17,243
Deckers Outdoor Corp.*	88	30,794
GameStop Corp., Class A*	840	23,780
Gentex Corp.	760	20,132
H&R Block, Inc.	512	21,069
Hasbro, Inc.	416	27,144
Hyatt Hotels Corp., Class A*	164	15,450
Lear Corp.	192	26,632
Levi Strauss & Co., Class A	276	4,129
Lithia Motors, Inc.	92	18,230
LKQ Corp.	796	44,289
Macy’s, Inc.	860	17,931
Marriott Vacations Worldwide Corp.	124	18,322
Mattel, Inc.*	1,136	21,539
Newell Brands, Inc.	1,224	16,903
Planet Fitness, Inc., Class A*	272	17,811
Polaris, Inc.	180	18,288
Ralph Lauren Corp.	132	12,235
RH*	64	16,252
Royal Caribbean Cruises Ltd.*	704	37,580
Tapestry, Inc.	812	25,724
Texas Roadhouse, Inc.	220	21,769
TopBuild Corp.*	104	17,695
Vail Resorts, Inc.	128	28,049
Whirlpool Corp.	180	24,883
Williams-Sonoma, Inc.	220	27,243
Wyndham Hotels & Resorts, Inc.	292	22,172
Total Consumer Discretionary		753,043
Consumer Staples — 4.3%
Bunge Ltd.	484	47,771
Coty, Inc., Class A*	1,160	7,783
Darling Ingredients, Inc.*	516	40,496
Flowers Foods, Inc.	592	16,996
J M Smucker Co. (The)	324	48,814
Lamb Weston Holdings, Inc.	464	40,006
US Foods Holding Corp.*	720	21,427
Total Consumer Staples		223,293
	Shares	Value
Common Stocks (continued)
Energy — 1.5%
NOV, Inc.	1,264	$28,313
Targa Resources Corp.	724	49,500
Total Energy		77,813
Financials — 12.3%
Affiliated Managers Group, Inc.	124	15,396
AGNC Investment Corp.	1,680	13,809
Ally Financial, Inc.	1,008	27,780
Annaly Capital Management, Inc.	1,272	23,595
Assurant, Inc.	172	23,368
Cboe Global Markets, Inc.	344	42,828
Comerica, Inc.	420	29,610
Commerce Bancshares, Inc.	356	25,219
Equitable Holdings, Inc.	1,228	37,601
Everest Re Group Ltd.	124	40,010
First American Financial Corp.	332	16,733
Jefferies Financial Group, Inc.	560	19,270
Lincoln National Corp.	504	27,150
MarketAxess Holdings, Inc.	120	29,285
OneMain Holdings, Inc.	360	13,882
Pinnacle Financial Partners, Inc.	240	19,918
Popular, Inc.	244	17,256
Reinsurance Group of America, Inc.	212	31,200
RenaissanceRe Holdings Ltd.	140	21,655
SEI Investments Co.	400	21,720
Synovus Financial Corp.	448	17,853
Unum Group	568	25,895
Voya Financial, Inc.	328	22,422
Webster Financial Corp.	572	31,037
Western Alliance Bancorp	340	22,838
Zions Bancorp NA	484	25,139
Total Financials		642,469
Health Care — 11.7%
ABIOMED, Inc.*	144	36,299
Acadia Healthcare Co., Inc.*	288	23,414
Bio-Techne Corp.	124	36,736
Cardinal Health, Inc.	880	66,792
Chemed Corp.	48	22,410
DaVita, Inc.*	180	13,142
DENTSPLY SIRONA, Inc.	696	21,451
Encompass Health Corp.	316	17,203
Exact Sciences Corp.*	564	19,616
Guardant Health, Inc.*	316	15,642
Halozyme Therapeutics, Inc.*	440	21,036
Inspire Medical Systems, Inc.*	88	17,156
Jazz Pharmaceuticals PLC*	196	28,183
Maravai LifeSciences Holdings, Inc., Class A*	356	5,910
Neurocrine Biosciences, Inc.*	304	34,996
Oak Street Health, Inc.*	372	7,526
Organon & Co.	820	21,468
Penumbra, Inc.*	116	19,891
QIAGEN NV*	732	31,886
Repligen Corp.*	176	32,118
Sarepta Therapeutics, Inc.*	268	30,557
Shockwave Medical, Inc.*	108	31,660
Teladoc Health, Inc.*	472	13,990

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Mid Cap Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Ultragenyx Pharmaceutical, Inc.*	212	$8,578
United Therapeutics Corp.*	144	33,196
Total Health Care		610,856
Industrials — 20.0%
A O Smith Corp.	416	22,789
Acuity Brands, Inc.	104	19,091
Advanced Drainage Systems, Inc.	236	27,348
AGCO Corp.	196	24,337
Alaska Air Group, Inc.*	408	18,140
Avis Budget Group, Inc.*	92	21,754
Axon Enterprise, Inc.*	216	31,415
Carlisle Cos., Inc.	164	39,163
CH Robinson Worldwide, Inc.	404	39,479
Chart Industries, Inc.*	120	26,746
Clarivate PLC*	1,352	13,966
Donaldson Co., Inc.	392	22,520
Fortune Brands Home & Security, Inc.	420	25,334
FTI Consulting, Inc.*	108	16,808
Graco, Inc.	536	37,295
Hertz Global Holdings, Inc.*	732	13,469
Howmet Aerospace, Inc.	1,208	42,944
Hubbell, Inc.	172	40,847
ITT, Inc.	268	20,473
Knight-Swift Transportation Holdings, Inc.	496	23,823
Landstar System, Inc.	120	18,746
Lennox International, Inc.	104	24,291
Lincoln Electric Holdings, Inc.	188	26,696
Masco Corp.	760	35,165
MasTec, Inc.*	192	14,799
MDU Resources Group, Inc.	652	18,569
MSA Safety, Inc.	120	16,109
Nordson Corp.	164	36,900
Owens Corning	308	26,368
Pentair PLC	532	22,849
Plug Power, Inc.*	1,852	29,595
Regal Rexnord Corp.	216	27,333
Robert Half International, Inc.	348	26,608
Saia, Inc.*	84	16,704
Snap-on, Inc.	168	37,304
Sunrun, Inc.*	660	14,857
Tetra Tech, Inc.	172	24,300
Toro Co. (The)	336	35,425
Trex Co., Inc.*	364	17,505
WillScot Mobile Mini Holdings Corp.*	704	29,941
XPO Logistics, Inc.*	348	18,006
Total Industrials		1,045,811
Information Technology — 15.2%
Arrow Electronics, Inc.*	216	21,872
Black Knight, Inc.*	488	29,509
Ceridian HCM Holding, Inc.*	460	30,448
Cognex Corp.	544	25,149
Coupa Software, Inc.*	244	12,988
Dropbox, Inc., Class A*	900	19,575
Dynatrace, Inc.*	648	22,836
Entegris, Inc.	436	34,592
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
F5, Inc.*	196	$28,010
Fair Isaac Corp.*	84	40,223
First Solar, Inc.*	308	44,836
Five9, Inc.*	220	13,257
Flex Ltd.*	1,468	28,744
Globant SA*	132	24,906
GoDaddy, Inc., Class A*	520	41,808
Guidewire Software, Inc.*	268	15,922
Jack Henry & Associates, Inc.	236	46,978
Juniper Networks, Inc.	1,032	31,579
Littelfuse, Inc.	80	17,620
MKS Instruments, Inc.	180	14,787
NortonLifeLock, Inc.	1,756	39,563
PTC, Inc.*	340	40,062
Qualtrics International, Inc., Class A*	308	3,687
RingCentral, Inc., Class A*	268	9,519
Switch, Inc., Class A	416	14,165
Synaptics, Inc.*	128	11,341
TD SYNNEX Corp.	136	12,445
Universal Display Corp.	140	13,331
Western Union Co. (The)	1,236	16,698
WEX, Inc.*	144	23,636
Wolfspeed, Inc.*	396	31,185
Zendesk, Inc.*	396	30,369
Total Information Technology		791,640
Materials — 6.5%
Alcoa Corp.	592	23,106
Ashland, Inc.	164	17,207
Avery Dennison Corp.	264	44,761
Axalta Coating Systems Ltd.*	716	16,697
Cleveland-Cliffs, Inc.*	1,548	20,109
Crown Holdings, Inc.	392	26,887
Graphic Packaging Holding Co.	988	22,684
Huntsman Corp.	576	15,414
Packaging Corp. of America	300	36,063
Sonoco Products Co.	312	19,369
Steel Dynamics, Inc.	576	54,173
United States Steel Corp.	756	15,392
Westrock Co.	812	27,657
Total Materials		339,519
Real Estate — 9.8%
Agree Realty Corp.	256	17,587
American Homes 4 Rent, Class A	912	29,129
Brixmor Property Group, Inc.	964	20,543
CubeSmart	724	30,314
Federal Realty Investment Trust	256	25,339
First Industrial Realty Trust, Inc.	424	20,195
Host Hotels & Resorts, Inc.	2,288	43,197
Iron Mountain, Inc.	932	46,665
Jones Lang LaSalle, Inc.*	156	24,818
Kilroy Realty Corp.	372	15,899
Kimco Realty Corp.	1,956	41,819
Life Storage, Inc.	272	30,086
Medical Properties Trust, Inc.	1,916	21,938
Omega Healthcare Investors, Inc.	760	24,153
Rayonier, Inc.	468	15,772

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Mid Cap Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Regency Centers Corp.	552	$33,402
Rexford Industrial Realty, Inc.	532	29,409
STORE Capital Corp.	852	27,094
Vornado Realty Trust	572	13,493
Total Real Estate		510,852
Utilities — 1.5%
Brookfield Renewable Corp., Class A	412	12,785
Clearway Energy, Inc., Class A	112	3,621
Clearway Energy, Inc., Class C	264	9,171
Essential Utilities, Inc.	764	33,784
NextEra Energy Partners LP	272	20,147
Total Utilities		79,508
Total Common Stocks (Cost $5,035,037)		5,214,673

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(a) (Cost $4,995)	4,995	$4,995
Total Investments — 100.0% (Cost $5,040,032)		5,219,668
Other Assets and Liabilities, Net — (0.0)%(b)		1,870
Net Assets — 100.0%		$5,221,538

*
Non-income producing securities.

(a)
Reflects the 1-day yield at October 31, 2022.

(b)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,214,673	$—	$—	$5,214,673
Short-Term Investment:
Money Market Fund	4,995	—	—	4,995
Total Investments in Securities	$5,219,668	$—	$—	$5,219,668

(c)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.0%
Australia — 7.0%
Alumina Ltd.	47,117	$40,674
AMP Ltd.*	58,715	47,307
Ampol Ltd.	4,301	74,890
APA Group	21,343	143,439
ASX Ltd.	3,461	149,830
Aurizon Holdings Ltd.	33,631	77,850
Australia & New Zealand Banking Group Ltd.	54,061	883,594
BlueScope Steel Ltd.	8,494	85,438
Boral Ltd.	6,117	11,265
Brambles Ltd.	25,085	187,355
Charter Hall Group	8,020	66,361
Cochlear Ltd.	1,186	151,458
Coles Group Ltd.	22,987	240,036
Dexus	19,338	95,958
Domino’s Pizza Enterprises Ltd.	1,081	44,067
Evolution Mining Ltd.	33,102	44,028
Fortescue Metals Group Ltd.	32,320	303,806
Goodman Group	32,746	355,971
GPT Group (The)	34,560	95,249
IDP Education Ltd.	3,810	72,090
IGO Ltd.	13,361	130,633
Insurance Australia Group Ltd.	44,519	139,492
Lendlease Corp., Ltd.	12,579	69,899
Lynas Rare Earths Ltd.*	16,202	86,302
Macquarie Group Ltd.	6,341	687,282
Medibank Pvt Ltd.	49,652	89,218
Mineral Resources Ltd.	2,960	138,419
Mirvac Group	71,013	93,997
National Australia Bank Ltd.	57,796	1,198,170
Orica Ltd.	7,435	65,990
OZ Minerals Ltd.	5,617	86,814
QBE Insurance Group Ltd.	26,715	209,095
Ramsay Health Care Ltd.	3,356	125,691
REA Group Ltd.	906	70,442
Rio Tinto Ltd.	6,713	378,611
Rio Tinto PLC	19,330	1,009,731
Santos Ltd.	60,900	299,858
Scentre Group	93,777	173,901
SEEK Ltd.	5,944	82,061
Sonic Healthcare Ltd.	8,592	180,044
Stockland	39,844	91,722
Suncorp Group Ltd.	22,792	166,294
Telstra Group Ltd.*	208,272	522,065
Transurban Group	55,448	470,151
Vicinity Centres	69,994	87,054
Wesfarmers Ltd.	20,481	595,372
Westpac Banking Corp.	63,323	976,262
WiseTech Global Ltd.	2,894	107,629
Woodside Energy Group Ltd.	34,406	791,595
Woolworths Group Ltd.	21,933	463,109
Total Australia		12,757,569
Austria — 0.4%
ams-OSRAM AG*	4,777	27,094
ANDRITZ AG	1,316	61,209
BAWAG Group AG*	1,606	77,650
CA Immobilien Anlagen AG	748	23,620
	Shares	Value
Common Stocks (continued)
Austria (continued)
Erste Group Bank AG	5,817	$143,500
EVN AG	647	10,769
Mondi PLC	8,777	147,791
OMV AG	2,575	118,699
Verbund AG	595	46,604
voestalpine AG	2,035	44,208
Wienerberger AG	1,974	45,146
Total Austria		746,290
Belgium — 0.6%
Ageas SA	3,158	109,336
Azelis Group NV	1,276	29,208
D’ieteren Group	398	66,203
Elia Group SA	606	76,604
Etablissements Franz Colruyt NV	947	22,828
KBC Group NV	5,068	253,954
Proximus SADP	2,593	27,191
Sofina SA	276	53,875
Solvay SA	1,280	115,426
Telenet Group Holding NV	804	12,261
UCB SA	2,216	167,154
Umicore SA	3,650	120,309
Warehouses De Pauw CVA	2,589	66,478
Total Belgium		1,120,827
Chile — 0.0%(a)
Antofagasta PLC	6,325	85,603
China — 0.8%
Alibaba Health Information Technology Ltd.*	74,515	31,515
BYD Electronic International Co., Ltd.	11,702	33,989
China Gas Holdings Ltd.	38,705	34,317
China Mengniu Dairy Co., Ltd.*	54,926	175,976
Chow Tai Fook Jewellery Group Ltd.	31,946	54,696
CSPC Pharmaceutical Group Ltd.	151,521	155,770
ESR Group Ltd.	43,820	74,802
Fosun International Ltd.	40,735	24,909
Futu Holdings Ltd.*	1,400	47,404
NXP Semiconductors NV	4,752	694,172
Shimao Group Holdings Ltd.*(b)(c)	20,336	11,451
Wilmar International Ltd.	32,296	88,551
Xinyi Glass Holdings Ltd.	28,316	36,433
Total China		1,463,985
Colombia — 0.0%(a)
Millicom International Cellular SA*	3,113	33,749
Denmark — 3.0%
AP Moller — Maersk A/S, Class A	53	106,105
AP Moller — Maersk A/S, Class B	98	205,041
Chr Hansen Holding A/S	1,857	103,148
Coloplast A/S, Class B	2,211	246,562
Demant A/S*	1,631	44,583
Genmab A/S*	1,171	451,452
GN Store Nord A/S	2,285	48,596
Novo Nordisk A/S, Class B	29,821	3,242,777
Novozymes A/S, Class B	3,665	192,530
Orsted A/S	3,232	266,625

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark (continued)
Pandora A/S	1,681	$88,619
Tryg A/S	6,385	138,210
Vestas Wind Systems A/S	18,181	358,187
Total Denmark		5,492,435
Faroe Islands — 0.0%(a)
Bakkafrost P/F	910	45,470
Finland — 1.5%
Elisa OYJ	2,660	128,585
Fortum OYJ	7,661	107,859
Huhtamaki OYJ	1,740	62,512
Kesko OYJ, Class B	4,408	85,826
Kone OYJ, Class B	6,393	261,902
Metso Outotec OYJ	12,522	95,073
Neste OYJ	8,565	375,347
Nokia OYJ	94,740	422,018
Nordea Bank Abp*	60,020	573,986
Orion OYJ, Class B	1,842	84,746
Stora Enso OYJ, Class R	10,458	136,334
UPM-Kymmene OYJ	9,547	319,966
Wartsila OYJ Abp	10,064	68,632
Total Finland		2,722,786
France — 10.6%
Adevinta ASA*	7,181	49,177
Air Liquide SA	9,462	1,237,236
Amundi SA	1,126	53,173
AXA SA	41,101	1,015,552
BioMerieux	864	76,461
BNP Paribas SA	20,373	956,340
Bouygues SA	5,377	153,478
Capgemini SE	2,933	481,929
Carrefour SA	10,548	169,773
Cie de Saint-Gobain	7,663	313,551
Cie Generale des Etablissements Michelin SCA	12,919	329,554
Credit Agricole SA	25,549	231,958
Danone SA	11,678	581,020
Dassault Systemes SE	12,246	410,907
EssilorLuxottica SA	5,413	857,860
Hermes International	614	795,271
Kering SA	1,294	593,036
Legrand SA	4,740	361,383
L’Oreal SA	4,362	1,371,384
LVMH Moet Hennessy Louis Vuitton SE	4,704	2,970,830
Sanofi	19,656	1,696,556
Sartorius Stedim Biotech	437	138,729
Societe Generale SA	14,727	338,049
Sodexo SA	1,503	133,308
TotalEnergies SE(c)	47,290	2,575,316
Vinci SA	10,351	953,267
Vivendi SE	12,945	105,987
Worldline SA*	4,018	176,003
Total France		19,127,088
Germany — 6.9%
adidas AG	3,021	295,534
	Shares	Value
Common Stocks (continued)
Germany (continued)
Allianz SE	7,179	$1,292,772
Bayerische Motoren Werke AG	5,805	456,235
Beiersdorf AG	1,770	170,004
Carl Zeiss Meditec AG	669	81,031
Continental AG	1,954	101,351
Covestro AG	3,424	116,548
Deutsche Boerse AG	3,317	539,780
Deutsche Post AG	17,547	622,770
Deutsche Telekom AG	58,765	1,113,050
E.ON SE	38,560	323,026
Evonik Industries AG	3,240	59,738
Hannover Rueck SE	1,086	176,887
Hapag-Lloyd AG(c)	439	79,357
HeidelbergCement AG	2,620	120,799
Henkel AG & Co. KGaA	1,824	107,173
Infineon Technologies AG	21,737	529,359
Knorr-Bremse AG	1,214	54,665
Mercedes-Benz Group AG	15,277	884,800
Merck KGaA	2,338	381,275
Muenchener Rueckversicherungs- Gesellschaft AG	2,534	669,696
Puma SE	1,819	80,560
SAP SE	18,772	1,812,097
Siemens AG	14,480	1,583,399
Symrise AG	2,327	237,693
Talanx AG	974	36,600
Telefonica Deutschland Holding AG	14,354	31,296
Volkswagen AG	521	89,083
Vonovia SE	14,423	319,310
Zalando SE*	4,201	96,867
Total Germany		12,462,755
Hong Kong — 2.5%
AIA Group Ltd.	217,421	1,646,615
Bank of East Asia Ltd. (The)	17,309	16,582
Hang Lung Properties Ltd.	32,976	41,462
Hang Seng Bank Ltd.	13,094	184,320
HKT Trust & HKT Ltd.	62,300	70,396
Hong Kong & China Gas Co., Ltd.	196,290	151,534
Hong Kong Exchanges & Clearing Ltd.	22,956	611,197
Link REIT	38,152	225,514
MTR Corp., Ltd.	28,136	123,837
Power Assets Holdings Ltd.	24,719	118,244
Prudential PLC	49,665	463,628
Sino Biopharmaceutical Ltd.	177,355	86,081
Sun Hung Kai Properties Ltd.	25,715	276,646
Swire Pacific Ltd., Class A	8,444	55,882
Swire Properties Ltd.	19,246	36,973
Techtronic Industries Co., Ltd.	24,908	235,917
Wharf Real Estate Investment Co., Ltd.	26,649	105,070
Total Hong Kong		4,449,898
Ireland — 0.7%
AerCap Holdings NV*	2,408	128,612
AIB Group PLC	17,686	51,216
CRH PLC	13,734	494,775
Kerry Group PLC, Class A	2,825	245,703

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Ireland (continued)
Kingspan Group PLC	2,765	$139,645
Smurfit Kappa Group PLC	4,677	154,760
Total Ireland		1,214,711
Israel — 0.6%
Bank Hapoalim BM	20,513	198,748
Bank Leumi Le-Israel BM	26,917	258,119
Israel Discount Bank Ltd., Class A	21,508	122,955
Mizrahi Tefahot Bank Ltd.	2,707	102,834
Nice Ltd.*	1,153	219,429
Plus500 Ltd.	1,665	34,602
Wix.com Ltd.*	1,002	84,268
Total Israel		1,020,955
Italy — 2.1%
Amplifon SpA	2,269	56,378
Assicurazioni Generali SpA	21,040	315,873
Banca Mediolanum SpA	3,898	29,202
DiaSorin SpA	162	21,183
Enel SpA	140,781	628,776
Eni SpA	44,227	579,354
FinecoBank Banca Fineco SpA	11,038	148,804
Intesa Sanpaolo SpA	326,023	621,570
Mediobanca Banca di Credito Finanziario SpA	11,299	102,427
Moncler SpA	3,560	153,724
Nexi SpA*	11,264	97,634
Pirelli & C SpA	7,016	26,475
Poste Italiane SpA	8,441	73,582
Prysmian SpA	4,634	151,094
Recordati Industria Chimica e Farmaceutica SpA	1,782	66,980
Telecom Italia SpA*	183,418	35,912
Telecom Italia SpA-RSP*	110,264	21,087
Terna — Rete Elettrica Nazionale	25,452	168,743
UniCredit SpA	37,440	464,323
Total Italy		3,763,121
Japan — 23.1%
Advantest Corp.	3,420	180,854
Aeon Co., Ltd.	13,176	246,128
Aeon Mall Co., Ltd.	1,691	18,396
Air Water, Inc.	3,437	38,455
Aisin Corp.	2,824	72,483
Ajinomoto Co., Inc.	9,623	265,185
Asahi Intecc Co., Ltd.	3,978	67,819
Astellas Pharma, Inc.	32,856	452,382
Azbil Corp.	2,350	63,954
Bridgestone Corp.	10,361	373,773
Brother Industries Ltd.	4,421	75,282
Canon, Inc.	18,224	386,709
Capcom Co., Ltd.	2,879	80,287
Central Japan Railway Co.	3,075	357,183
Chiba Bank Ltd. (The)	12,326	67,420
Chugai Pharmaceutical Co., Ltd.	11,458	265,954
Coca-Cola Bottlers Japan Holdings, Inc.	2,211	19,993
Concordia Financial Group Ltd.	19,313	58,861
CyberAgent, Inc.	7,534	62,042
	Shares	Value
Common Stocks (continued)
Japan (continued)
Dai Nippon Printing Co., Ltd.	4,205	$84,391
Daifuku Co., Ltd.	2,069	94,934
Daiichi Sankyo Co., Ltd.	34,216	1,097,371
Daikin Industries Ltd.	4,762	717,175
Daito Trust Construction Co., Ltd.	1,091	107,973
Daiwa House Industry Co., Ltd.	10,926	221,409
Daiwa House REIT Investment Corp.	39	78,716
Daiwa Securities Group, Inc.	24,454	95,424
Denso Corp.	7,759	385,771
Dentsu Group, Inc.	3,697	115,286
Disco Corp.	519	124,656
East Japan Railway Co.	6,164	333,425
Eisai Co., Ltd.	4,823	291,194
ENEOS Holdings, Inc.	55,437	182,683
FANUC Corp.	3,434	453,523
Fast Retailing Co., Ltd.	989	552,206
FUJIFILM Holdings Corp.	6,831	313,389
Fujitsu Ltd.	3,409	392,768
Hakuhodo DY Holdings, Inc.	4,005	33,843
Hankyu Hanshin Holdings, Inc.	4,166	123,745
Hitachi Construction Machinery Co., Ltd.	1,879	36,838
Hitachi Ltd.	17,079	776,762
Honda Motor Co., Ltd.	28,875	655,265
Hoshizaki Corp.	2,019	57,934
Hoya Corp.	6,504	607,145
Hulic Co., Ltd.	8,558	62,183
Ibiden Co., Ltd.	2,143	72,522
Idemitsu Kosan Co., Ltd.	3,691	80,706
Isetan Mitsukoshi Holdings Ltd.	6,043	53,667
Isuzu Motors Ltd.	10,604	124,421
Ito En Ltd.	1,003	35,427
ITOCHU Corp.	26,333	681,910
Itochu Techno-Solutions Corp.	1,576	36,581
J Front Retailing Co., Ltd.	4,472	36,165
Japan Exchange Group, Inc.	9,502	124,884
Japan Metropolitan Fund Invest	126	92,825
JFE Holdings, Inc.	8,969	82,247
JSR Corp.	3,534	67,382
JTEKT Corp.	4,151	29,324
Kajima Corp.	7,869	74,171
Kakaku.com, Inc.	2,317	39,299
Kansai Electric Power Co., Inc. (The)	13,313	100,944
Kansai Paint Co., Ltd.	3,931	51,308
Kao Corp.	8,427	316,930
KDDI Corp.	27,237	805,373
Keio Corp.	1,847	64,866
Keisei Electric Railway Co., Ltd.	2,617	69,547
Kikkoman Corp.	2,537	137,915
Kintetsu Group Holdings Co., Ltd.	3,064	103,690
Kobayashi Pharmaceutical Co., Ltd.	888	47,198
Koei Tecmo Holdings Co., Ltd.	1,998	30,218
Koito Manufacturing Co., Ltd.	4,492	63,889
Komatsu Ltd.	16,781	321,541
Kose Corp.	598	59,826
Kubota Corp.	21,137	295,294
Kuraray Co., Ltd.	5,818	40,043
Kurita Water Industries Ltd.	1,998	73,395

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Kyocera Corp.	5,841	$292,414
Kyowa Kirin Co., Ltd.	4,458	105,125
Kyushu Railway Co.	2,499	52,288
Lion Corp.	4,507	45,605
Lixil Corp.	5,060	76,631
Makita Corp.	4,438	81,215
Marubeni Corp.	30,072	263,624
Marui Group Co., Ltd.	3,346	55,243
Mazda Motor Corp.	10,633	71,752
McDonald’s Holdings Co. Japan Ltd.	1,559	54,122
MEIJI Holdings Co., Ltd.	2,246	92,478
Mitsubishi Chemical Group Corp.	24,135	109,134
Mitsubishi Corp.	24,303	659,100
Mitsubishi Estate Co., Ltd.	20,942	263,897
Mitsubishi Gas Chemical Co., Inc.	3,423	43,572
Mitsubishi HC Capital, Inc.	12,460	53,483
Mitsui Chemicals, Inc.	3,220	59,684
Mitsui Fudosan Co., Ltd.	15,749	301,926
Mitsui OSK Lines Ltd.	6,320	125,477
Miura Co., Ltd.	1,761	35,958
Mizuho Financial Group, Inc.	42,628	460,595
MonotaRO Co., Ltd.	4,442	67,780
MS&AD Insurance Group Holdings, Inc.	8,303	220,151
Nabtesco Corp.	1,953	41,587
NEC Corp.	4,532	150,167
Nexon Co., Ltd.	7,658	128,651
NGK Insulators Ltd.	5,491	64,170
NH Foods Ltd.	1,854	44,219
Nidec Corp.	8,935	495,217
Nihon M&A Center Holdings, Inc.	5,456	61,779
Nikon Corp.	5,635	54,555
Nintendo Co., Ltd.	20,723	846,292
Nippon Building Fund, Inc.	30	133,414
Nippon Prologis REIT, Inc.	41	85,925
Nippon Sanso Holdings Corp.	3,241	51,722
Nippon Shinyaku Co., Ltd.	1,143	63,365
Nippon Steel Corp.	15,497	212,955
Nippon Telegraph & Telephone Corp.	39,783	1,095,782
Nippon Yusen K.K.	8,847	160,649
Nissan Chemical Corp.	2,267	102,189
Nisshin Seifun Group, Inc.	4,353	47,093
Nissin Foods Holdings Co., Ltd.	1,173	75,998
Nitori Holdings Co., Ltd.	1,471	133,952
Nitto Denko Corp.	2,635	138,810
Nomura Holdings, Inc.	53,520	173,485
Nomura Real Estate Holdings, Inc.	2,017	45,664
Nomura Real Estate Master Fund, Inc.	81	92,371
Nomura Research Institute Ltd.	6,669	148,290
NSK Ltd.	8,321	44,002
NTT Data Corp.	11,353	164,755
Obayashi Corp.	11,274	72,437
Odakyu Electric Railway Co., Ltd.	6,214	73,957
Oji Holdings Corp.	15,482	53,747
Olympus Corp.	21,968	464,087
Omron Corp.	3,474	162,580
Ono Pharmaceutical Co., Ltd.	7,078	166,480
Oriental Land Co., Ltd.	3,595	482,526
	Shares	Value
Common Stocks (continued)
Japan (continued)
ORIX Corp.	21,474	$315,677
Orix JREIT, Inc.	50	67,111
Osaka Gas Co., Ltd.	7,252	107,437
Otsuka Holdings Co., Ltd.	7,263	232,889
Pan Pacific International Holdings Corp.	6,900	113,317
Panasonic Holdings Corp.	41,146	294,681
Persol Holdings Co., Ltd.	3,349	67,280
Pigeon Corp.	2,098	27,496
Pola Orbis Holdings, Inc.	1,503	16,634
Rakuten Group, Inc.	16,026	71,809
Recruit Holdings Co., Ltd.	25,073	774,280
Renesas Electronics Corp.*	20,597	172,733
Resona Holdings, Inc.	42,494	160,015
Ricoh Co., Ltd.	10,961	80,381
Rohm Co., Ltd.	1,544	108,761
Ryohin Keikaku Co., Ltd.	4,427	41,728
Santen Pharmaceutical Co., Ltd.	6,891	47,196
SCSK Corp.	2,617	38,682
Secom Co., Ltd.	3,752	214,339
Seiko Epson Corp.	5,354	72,979
Sekisui Chemical Co., Ltd.	7,096	88,798
Sekisui House Ltd.	10,754	179,071
SG Holdings Co., Ltd.	7,141	94,743
Sharp Corp.(c)	5,785	34,678
Shimano, Inc.	1,446	224,486
Shimizu Corp.	10,182	50,898
Shin-Etsu Chemical Co., Ltd.	7,300	763,225
Shionogi & Co., Ltd.	5,362	248,556
Shiseido Co., Ltd.	7,168	248,603
Showa Denko K.K.	3,253	47,536
SMC Corp.	1,110	448,974
Sohgo Security Services Co., Ltd.	1,332	33,247
Sompo Holdings, Inc.	5,636	234,829
Sony Group Corp.	22,363	1,502,753
Square Enix Holdings Co., Ltd.	1,628	72,728
Stanley Electric Co., Ltd.	2,674	45,480
Subaru Corp.	10,978	171,020
SUMCO Corp.	6,225	79,113
Sumitomo Chemical Co., Ltd.	28,499	96,061
Sumitomo Corp.	21,230	270,740
Sumitomo Electric Industries Ltd.	13,397	140,068
Sumitomo Metal Mining Co., Ltd.	4,364	122,786
Sumitomo Mitsui Financial Group, Inc.	21,829	612,860
Sumitomo Mitsui Trust Holdings, Inc.	5,660	162,868
Sumitomo Pharma Co., Ltd.	3,047	21,258
Sumitomo Rubber Industries Ltd.	3,239	27,806
Sundrug Co., Ltd.	1,237	28,796
Suntory Beverage & Food Ltd.	2,276	76,257
Sysmex Corp.	2,753	148,694
T&D Holdings, Inc.	9,217	90,970
Takeda Pharmaceutical Co., Ltd.	27,598	727,480
TDK Corp.	6,837	214,123
Teijin Ltd.	3,308	30,045
Terumo Corp.	12,920	393,246
TIS, Inc.	4,038	109,076
Tobu Railway Co., Ltd.	3,288	76,097

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toho Gas Co., Ltd.	1,643	$30,675
Tokio Marine Holdings, Inc.	33,168	600,498
Tokyo Century Corp.	687	23,434
Tokyo Electron Ltd.	2,700	717,348
Tokyu Corp.	9,621	111,075
TOPPAN, Inc.	4,833	72,153
TOTO Ltd.	2,802	80,119
Toyo Suisan Kaisha Ltd.	1,605	60,254
Toyota Motor Corp.	196,899	2,728,250
Tsuruha Holdings, Inc.	697	40,563
Unicharm Corp.	7,218	220,083
United Urban Investment Corp.	51	53,939
USS Co., Ltd.	3,401	51,415
Welcia Holdings Co., Ltd.	1,677	35,089
West Japan Railway Co.	3,968	157,535
Yakult Honsha Co., Ltd.	2,288	126,842
Yamaha Corp.	2,951	111,580
Yamaha Motor Co., Ltd.	5,476	113,105
Yamato Holdings Co., Ltd.	5,573	82,638
Yaskawa Electric Corp.	4,506	125,205
Yokohama Rubber Co., Ltd. (The)	2,417	37,856
ZOZO, Inc.	2,051	43,674
Total Japan		41,853,527
Mexico — 0.0%(a)
Fresnillo PLC	3,371	28,294
Netherlands — 6.3%
ABN AMRO Bank NV	8,067	79,379
Adyen NV*	474	680,509
Akzo Nobel NV	2,961	182,730
Argenx SE*	970	376,292
ASM International NV	814	180,855
ASML Holding NV	7,250	3,425,118
ING Groep NV	65,957	648,886
JDE Peet’s NV	1,747	50,038
Koninklijke Ahold Delhaize NV	18,329	511,760
Koninklijke DSM NV	3,107	366,346
Koninklijke KPN NV	58,273	163,048
NN Group NV	5,013	212,304
Randstad NV	2,006	100,004
Shell PLC	133,125	3,684,676
Universal Music Group NV	17,046	334,454
Wolters Kluwer NV	4,687	498,213
Total Netherlands		11,494,612
New Zealand — 0.4%
Auckland International Airport Ltd.*	21,815	97,585
Chorus Ltd.	8,152	39,355
Fisher & Paykel Healthcare Corp., Ltd.	10,397	118,266
Fletcher Building Ltd.	13,212	39,452
Mercury NZ Ltd.	11,471	38,785
Meridian Energy Ltd.	21,112	59,853
Ryman Healthcare Ltd.	6,737	32,798
Spark New Zealand Ltd.	33,488	99,609
Xero Ltd.*	2,385	119,064
Total New Zealand		644,767

	Shares	Value
Common Stocks (continued)
Norway — 1.0%
Aker ASA, Class A	394	$27,759
Austevoll Seafood ASA	1,581	11,694
DNB Bank ASA	15,961	282,473
Entra ASA	992	9,021
Equinor ASA	17,028	622,939
Gjensidige Forsikring ASA	3,395	62,010
Leroy Seafood Group ASA	5,156	23,705
Mowi ASA	7,355	109,686
NEL ASA*	28,442	34,756
Nordic Semiconductor ASA*	3,031	42,826
Norsk Hydro ASA	24,192	153,526
Orkla ASA	13,449	90,757
Schibsted ASA, Class A	1,328	20,450
Schibsted ASA, Class B	1,694	25,141
SpareBank 1 SR-Bank ASA	3,167	32,228
Storebrand ASA	8,326	64,706
Telenor ASA	11,593	105,372
TOMRA Systems ASA	4,223	68,246
Total Norway		1,787,295
Poland — 0.3%
Allegro.eu SA*	7,604	36,973
Bank Polska Kasa Opieki SA	3,226	53,035
CD Projekt SA	1,258	33,511
Dino Polska SA*	866	56,664
InPost SA*	3,733	23,841
KGHM Polska Miedz SA	2,502	50,162
mBank SA*	243	13,629
Polski Koncern Naftowy ORLEN SA	7,291	83,922
Polskie Gornictwo Naftowe I Gazownictwo SA*(b)	29,390	31,292
Powszechna Kasa Oszczednosci Bank Polski SA	16,136	88,165
Santander Bank Polska SA	611	32,552
Total Poland		503,746
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	134,071	19,134
EDP — Energias de Portugal SA	50,149	219,324
Jeronimo Martins SGPS SA	4,994	103,553
Navigator Co. SA (The)	3,905	14,890
Total Portugal		356,901
Singapore — 1.8%
CapitaLand Ascendas REIT	62,291	115,329
CapitaLand Integrated Commercial Trust	95,010	126,223
Capitaland Investment Ltd/Singapore	91,104	193,784
City Developments Ltd.	9,396	50,662
DBS Group Holdings Ltd.	32,790	792,466
Keppel Corp., Ltd.	25,103	123,643
Mapletree Pan Asia Commercial Trust	36,903	41,464
Oversea-Chinese Banking Corp., Ltd.	69,252	593,617
Singapore Exchange Ltd.	14,665	87,258
Singapore Telecommunications Ltd.	142,454	251,668
STMicroelectronics NV	11,843	369,878

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	30,695	$27,981
United Overseas Bank Ltd.	25,832	506,746
UOL Group Ltd.	8,325	36,416
Total Singapore		3,317,135
South Africa — 0.3%
Anglo American PLC	20,552	617,235
Scatec ASA	2,079	14,717
Total South Africa		631,952
South Korea — 0.0%(a)
Delivery Hero SE*(c)	2,780	91,633
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	4,079	104,617
Amadeus IT Group SA*	8,141	424,353
Banco Bilbao Vizcaya Argentaria SA	107,131	551,543
Cellnex Telecom SA*	10,125	331,232
EDP Renovaveis SA	4,348	91,576
Ferrovial SA	8,636	210,909
Iberdrola SA	110,792	1,125,123
Industria de Diseno Textil SA(c)	19,986	453,136
Red Electrica Corp. SA	7,303	118,013
Repsol SA	23,184	314,951
Siemens Gamesa Renewable Energy SA*	4,110	72,955
Telefonica SA	92,062	317,097
Total Spain		4,115,505
Sweden — 2.6%
AAK AB	3,194	46,535
Alfa Laval AB	5,216	128,436
Assa Abloy AB, B Shares	17,590	354,969
Avanza Bank Holding AB	1,947	38,850
Axfood AB	2,022	50,026
Boliden AB	4,795	139,548
Castellum AB(c)	3,849	43,992
Electrolux AB, B Shares(c)	4,170	51,419
Elekta AB, B Shares	6,062	30,775
Embracer Group AB*(c)	14,260	68,613
Epiroc AB, A Shares	11,285	172,638
Epiroc AB, B Shares	6,821	91,570
EQT AB	6,309	124,234
Essity AB, B Shares	10,910	230,433
Fabege AB	4,772	34,625
H & M Hennes & Mauritz AB, B Shares(c)	13,020	131,019
Hexagon AB, B Shares	36,254	358,260
Holmen AB, B Shares	1,651	59,852
Husqvarna AB, B Shares	7,386	43,846
Investment AB Latour, B Shares(c)	2,472	41,776
Kinnevik AB, B Shares*	4,408	54,450
Nibe Industrier AB, B Shares	28,999	231,195
Samhallsbyggnadsbolaget i Norden AB(c)	18,084	24,842
Samhallsbyggnadsbolaget i Norden AB, D Shares(c)	2,681	4,406
Securitas AB, B Shares(c)	8,866	72,482
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	26,485	$279,220
Skanska AB, B Shares	6,054	94,121
SSAB AB, A Shares	4,632	22,275
SSAB AB, B Shares(c)	11,167	51,881
Svenska Cellulosa AB SCA, B Shares	10,839	127,807
Svenska Handelsbanken AB, A Shares	25,866	240,275
Svenska Handelsbanken AB, B Shares(c)	636	6,953
Sweco AB, B Shares	3,694	27,746
Swedbank AB, A Shares	19,749	294,257
Tele2 AB, B Shares(c)	9,050	74,133
Telia Co. AB(c)	39,541	104,663
Thule Group AB	1,900	37,414
Trelleborg AB, B Shares	4,342	95,599
Vitrolife AB	1,407	22,740
Volvo AB, A Shares	3,478	59,360
Volvo AB, B Shares	26,485	433,330
Wallenstam AB, B Shares(c)	6,544	23,084
Total Sweden		4,623,649
Switzerland — 4.5%
Alcon, Inc.	8,864	539,767
Geberit AG	625	278,104
Givaudan SA	144	430,237
Kuehne + Nagel International AG	922	196,607
Lonza Group AG	1,344	692,179
Novartis AG	40,903	3,306,573
Partners Group Holding AG	397	356,794
Schindler Holding AG — Participating Certificate	736	120,062
Schindler Holding AG — Registered	355	55,906
SGS SA	110	242,808
Sika AG	2,779	627,028
Swisscom AG	459	226,714
Zurich Insurance Group AG	2,722	1,162,239
Total Switzerland		8,235,018
United Kingdom — 10.8%
3i Group PLC	17,300	231,151
abrdn PLC	39,875	72,997
Admiral Group PLC	4,374	101,576
Ashtead Group PLC	7,976	417,832
Associated British Foods PLC	6,506	101,086
AstraZeneca PLC	27,130	3,202,936
Auto Trader Group PLC	16,907	101,533
AVEVA Group PLC	2,017	72,455
Aviva PLC	50,157	241,444
Barratt Developments PLC	18,670	80,866
Berkeley Group Holdings PLC	1,909	76,290
BP PLC	315,173	1,741,063
British Land Co. PLC (The)	16,083	67,754
BT Group PLC	125,485	187,530
Bunzl PLC	6,103	199,627
Burberry Group PLC	7,191	150,270
CK Hutchison Holdings Ltd.	47,971	238,332
Coca-Cola Europacific Partners PLC	2,771	130,376
Compass Group PLC	32,106	678,863

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
ConvaTec Group PLC	29,661	$74,447
Croda International PLC	2,521	196,212
DCC PLC	1,726	96,181
Direct Line Insurance Group PLC	23,706	55,079
DS Smith PLC	24,886	83,149
Experian PLC	16,634	531,261
Farfetch Ltd., Class A*	5,832	49,455
Halma PLC	6,835	166,439
Hargreaves Lansdown PLC	6,432	56,518
Informa PLC	26,294	168,199
InterContinental Hotels Group PLC	3,198	172,907
Intermediate Capital Group PLC	5,282	64,584
Intertek Group PLC	2,910	122,424
ITV PLC	66,315	51,155
J Sainsbury PLC	36,591	81,898
Johnson Matthey PLC	3,311	73,745
Kingfisher PLC	36,002	90,736
Land Securities Group PLC	13,397	87,982
Legal & General Group PLC	108,032	289,686
Lloyds Banking Group PLC	1,243,224	601,465
London Stock Exchange Group PLC	6,621	576,760
M&G PLC	46,236	93,265
Melrose Industries PLC	75,891	102,143
National Grid PLC	66,116	721,944
NatWest Group PLC	89,486	241,913
Next PLC	2,250	127,687
Pearson PLC	13,323	147,319
Phoenix Group Holdings PLC	13,649	85,237
Reckitt Benckiser Group PLC	12,963	862,658
RELX PLC	34,807	938,152
Rentokil Initial PLC	33,682	211,116
Rightmove PLC	15,113	85,575
Sage Group PLC (The)	18,373	153,745
Schroders PLC	13,284	59,908
Segro PLC	21,823	197,237
Severn Trent PLC	4,564	131,526
Spirax-Sarco Engineering PLC	1,330	164,613
St James’s Place PLC	9,878	121,122
Taylor Wimpey PLC	62,121	67,074
Unilever PLC	45,370	2,076,139
United Utilities Group PLC	12,332	133,380
Vodafone Group PLC	506,849	593,128
Weir Group PLC (The)	4,744	83,159
Whitbread PLC	3,650	108,086
Wise PLC, Class A*	8,032	61,497
WPP PLC	19,728	173,987
Total United Kingdom		19,525,873
United States — 8.7%
Computershare Ltd.	9,626	155,546
CSL Ltd.	8,690	1,558,581
CyberArk Software Ltd.*	737	115,643
Ferguson PLC	3,871	423,847
GSK PLC	73,690	1,212,230
James Hardie Industries PLC	8,057	175,170
	Shares	Value
Common Stocks (continued)
United States (continued)
Nestle SA	49,445	$5,387,442
Roche Holding AG	477	193,612
Roche Holding AG	12,728	4,229,524
Schneider Electric SE	10,076	1,277,288
Sinch AB*(c)	10,547	24,811
Stellantis NV*	38,940	525,722
Swiss Re AG	5,216	387,780
Tenaris SA	8,429	130,835
Total United States		15,798,031
Total Common Stocks (Cost $201,393,152)		179,515,180
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 7.74%	1,029	75,971
Henkel AG & Co. KGaA, 2.96%	3,117	196,486
Sartorius AG, 0.37%	488	172,234
Volkswagen AG, 5.79%	3,312	423,382
Total Germany		868,073
Total Preferred Stocks (Cost $1,141,182)		868,073
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(d)(e)	958,587	958,587
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(d)	186,701	186,701
Total Short-Term Investments (Cost $1,145,288)		1,145,288
Total Investments — 100.1% (Cost $203,679,622)		181,528,541
Other Assets and Liabilities, Net — (0.1)%		(315,627)
Net Assets — 100.0%		$181,212,914

*
Non-income producing securities.

(a)
Less than 0.05%.

(b)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(c)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,169,902; total market value of collateral held by the Fund was $1,239,718. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $281,131.

(d)
Reflects the 1-day yield at October 31, 2022.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2022 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$179,472,437	$—	$42,743(g)	$179,515,180
Preferred Stocks	868,073	—	—	868,073
Short-Term Investments:
Money Market Funds	1,145,288	—	—	1,145,288
Total Investments in Securities	$181,485,798	$—	$42,743	$181,528,541

(f)
For a complete listing of investments and their countries, see the Schedule of Investments.

(g)
The Level 3 securities, valued in total at $42,743, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Australia — 0.4%
Ramsay Health Care Ltd.	809	$30,299
China — 0.5%
China Traditional Chinese Medicine Holdings Co., Ltd.	95,559	41,268
Denmark — 2.8%
Novo Nordisk A/S, Class B	1,985	215,852
France — 2.1%
Danone SA	779	38,758
Sanofi	1,391	120,060
Total France		158,818
Germany — 1.7%
adidas AG	261	25,533
Fresenius SE & Co. KGaA	1,601	36,869
Puma SE	640	28,344
Siemens Healthineers AG	820	37,750
Total Germany		128,496
Ireland — 0.5%
Glanbia PLC	3,093	35,736
Italy — 0.5%
Moncler SpA	871	37,610
Japan — 1.9%
Asahi Intecc Co., Ltd.	2,122	36,177
Asics Corp.	2,104	32,331
Nihon Kohden Corp.	1,733	38,884
Shimano, Inc.	220	34,154
Total Japan		141,546
Malaysia — 0.5%
IHH Healthcare Bhd	27,759	34,934
Netherlands — 0.3%
Basic-Fit NV*(a)	1,025	25,833
South Korea — 0.5%
Fila Holdings Corp.	1,689	38,773
Spain — 0.4%
Fluidra SA	2,474	33,572
Sweden — 1.0%
Getinge AB, B Shares	2,051	41,631
Thule Group AB	1,641	32,314
Total Sweden		73,945
Switzerland — 3.3%
Mediclinic International PLC	6,799	38,827
Novartis AG	2,622	211,961
Total Switzerland		250,788
Taiwan — 1.2%
Feng TAY Enterprise Co., Ltd.	6,895	34,344
Giant Manufacturing Co., Ltd.	4,757	30,338
Merida Industry Co., Ltd.	5,365	29,304
Total Taiwan		93,986
	Shares	Value
Common Stocks (continued)
Thailand — 1.0%
Bangkok Dusit Medical Services PCL	50,920	$39,468
Bumrungrad Hospital PCL	6,601	39,370
Total Thailand		78,838
United Kingdom — 5.0%
AstraZeneca PLC	2,969	350,517
Frasers Group PLC*	4,144	30,893
Total United Kingdom		381,410
United States — 76.3%
Abbott Laboratories	2,184	216,085
ABIOMED, Inc.*	154	38,820
Acadia Healthcare Co., Inc.*	479	38,943
Alphabet, Inc., Class A*	3,605	340,709
Apple, Inc.	2,431	372,770
Boston Scientific Corp.*	1,795	77,382
Bristol-Myers Squibb Co.	2,682	207,775
Centene Corp.*	712	60,613
Cytokinetics, Inc.*(a)	780	34,055
Edwards Lifesciences Corp.*	773	55,988
Elevance Health, Inc.	300	164,031
Eli Lilly & Co.	1,261	456,595
Encompass Health Corp.	813	44,260
Garmin Ltd.	433	38,121
General Mills, Inc.	747	60,940
Hanesbrands, Inc.(a)	4,378	29,858
HCA Healthcare, Inc.	270	58,717
Healthcare Services Group, Inc.(a)	2,803	39,130
Inari Medical, Inc.*(a)	553	42,542
Ionis Pharmaceuticals, Inc.*	939	41,504
Johnson & Johnson	2,422	421,355
Kellogg Co.	539	41,406
Lantheus Holdings, Inc.*	486	35,959
LivaNova PLC*	614	28,919
Medical Properties Trust, Inc.	2,644	30,274
Medifast, Inc.	295	34,512
Medtronic PLC	1,669	145,770
Merck & Co., Inc.	4,457	451,048
Merit Medical Systems, Inc.*	663	45,595
Molina Healthcare, Inc.*	118	42,345
Nestle SA	3,317	361,415
NIKE, Inc., Class B	1,569	145,415
Peloton Interactive, Inc., Class A*(a)	3,730	31,332
Pentair PLC	857	36,808
Penumbra, Inc.*	239	40,981
Pfizer, Inc.	8,497	395,535
Planet Fitness, Inc., Class A*	533	34,901
Pool Corp.	113	34,378
Select Medical Holdings Corp.	1,494	38,366
Shockwave Medical, Inc.*(a)	131	38,403
Tenet Healthcare Corp.*	659	29,233
Thermo Fisher Scientific, Inc.	706	362,863
Under Armour, Inc., Class A*	4,534	33,778
United Therapeutics Corp.*	185	42,648
UnitedHealth Group, Inc.	752	417,473
Vail Resorts, Inc.	174	38,129
VF Corp.	962	27,177

See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
YETI Holdings, Inc.*	1,039	$33,331
Total United States		5,838,187
Total Common Stocks (Cost $7,815,827)		7,639,891
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c) (Cost $25,172)	25,172	25,172
Total Investments — 100.2%
(Cost $7,840,999)		7,665,063
Other Assets and Liabilities, Net — (0.2)%		(17,261)
Net Assets — 100.0%		$7,647,802

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $212,623; total market value of collateral held by the Fund was $216,239. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $191,067.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,639,891	$—	$—	$7,639,891
Short-Term Investment:
Money Market Fund	25,172	—	—	25,172
Total Investments in Securities	$7,665,063	$—	$—	$7,665,063

(d)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Communication Services — 8.3%
AT&T, Inc.	4,266	$77,769
Match Group, Inc.*	1,290	55,728
Meta Platforms, Inc., Class A*	488	45,462
Omnicom Group, Inc.	1,066	77,552
Paramount Global, Class B(a)	3,142	57,561
Spotify Technology SA*	712	57,373
Verizon Communications, Inc.	1,731	64,688
Total Communication Services		436,133
Consumer Discretionary — 11.5%
eBay, Inc.	1,700	67,728
Etsy, Inc.*	661	62,075
Ford Motor Co.	4,852	64,871
General Motors Co.	1,787	70,140
Hilton Worldwide Holdings, Inc.	546	73,852
Marriott International, Inc., Class A	461	73,811
Starbucks Corp.	782	67,713
Under Armour, Inc., Class A*	8,553	63,720
Yum China Holdings, Inc.	1,435	59,337
Total Consumer Discretionary		603,247
Consumer Staples — 11.4%
Campbell Soup Co.	1,498	79,259
Coca-Cola Co. (The)	1,199	71,760
General Mills, Inc.	949	77,420
Hershey Co. (The)	325	77,600
J M Smucker Co. (The)	514	77,439
Kimberly-Clark Corp.	585	72,809
Mondelez International, Inc., Class A	1,184	72,792
Procter & Gamble Co. (The)	516	69,490
Total Consumer Staples		598,569
Financials — 16.8%
American Express Co.	467	69,326
Bank of America Corp.	2,093	75,432
BlackRock, Inc.	114	73,634
Citigroup, Inc.	1,484	68,056
Goldman Sachs Group, Inc. (The)	219	75,448
JPMorgan Chase & Co.	610	76,787
MetLife, Inc.	1,097	80,311
Moody’s Corp.	255	67,542
Raymond James Financial, Inc.	668	78,917
S&P Global, Inc.	206	66,177
Wells Fargo & Co.	1,625	74,734
Willis Towers Watson PLC	347	75,719
Total Financials		882,083
Health Care — 15.1%
Amgen, Inc.	309	83,538
Biogen, Inc.*	343	97,220
BioMarin Pharmaceutical, Inc.*	810	70,170
Boston Scientific Corp.*	1,713	73,847
Bristol-Myers Squibb Co.	999	77,393
Halozyme Therapeutics, Inc.*	1,702	81,373
Illumina, Inc.*	357	81,689
Merck & Co., Inc.	814	82,377
Vertex Pharmaceuticals, Inc.*	247	77,064
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zoetis, Inc.	454	$68,454
Total Health Care		793,125
Industrials — 7.6%
Cummins, Inc.	338	82,645
Lyft, Inc., Class A*	4,389	64,255
Robert Half International, Inc.	931	71,184
Sunrun, Inc.*	1,925	43,332
Uber Technologies, Inc.*	2,237	59,437
Xylem, Inc.	766	78,461
Total Industrials		399,314
Information Technology — 17.0%
Accenture PLC, Class A	262	74,382
Adobe, Inc.*	238	75,803
Autodesk, Inc.*	366	78,434
Automatic Data Processing, Inc.	306	73,960
Dropbox, Inc., Class A*	3,291	71,579
Intel Corp.	2,442	69,426
International Business Machines Corp.	561	77,581
Intuit, Inc.	169	72,247
Mastercard, Inc., Class A	227	74,497
Salesforce, Inc.*	471	76,580
Visa, Inc., Class A(a)	369	76,442
VMware, Inc., Class A	635	71,457
Total Information Technology		892,388
Materials — 6.8%
Dow, Inc.	1,538	71,886
DuPont de Nemours, Inc.	1,323	75,675
Ecolab, Inc.	453	71,153
International Flavors & Fragrances, Inc.	697	68,034
Newmont Corp.	1,634	69,151
Total Materials		355,899
Real Estate — 3.9%
STORE Capital Corp.	2,239	71,200
VICI Properties, Inc.	2,137	68,427
Zillow Group, Inc., Class C*	2,091	64,528
Total Real Estate		204,155
Utilities — 1.4%
American Water Works Co., Inc.	481	69,908
Total Common Stocks (Cost $5,741,520)		5,234,821
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b) (Cost $6,803)	6,803	6,803
Total Investments — 99.9%
(Cost $5,748,323)		5,241,624
Other Assets and Liabilities, Net — 0.1%		2,588
Net Assets — 100.0%		$5,244,212

See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF (continued)

October 31, 2022 (unaudited)

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $115,500; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $120,608.
(b)
Reflects the 1-day yield at October 31, 2022.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,234,821	$—	$—	$5,234,821
Short-Term Investment:
Money Market Fund	6,803	—	—	6,803
Total Investments in Securities	$5,241,624	$—	$—	$5,241,624

(c)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 96.8%
Belgium — 0.5%
Umicore SA	643	$21,194
Canada — 0.2%
Ballard Power Systems, Inc.*	1,544	8,738
China — 9.3%
BYD Co., Ltd., Class H	4,375	97,924
COSCO SHIPPING Holdings Co., Ltd., Class H	62,568	67,511
Flat Glass Group Co., Ltd., Class H	11,105	26,002
Li Auto, Inc.*	1,785	24,312
NXP Semiconductors NV	839	122,561
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	16,296	14,137
Xinyi Solar Holdings Ltd.	14,534	14,423
XPeng, Inc.*	1,927	12,757
Zhuzhou CRRC Times Electric Co., Ltd.	6,451	27,982
Total China		407,609
Denmark — 3.1%
AP Moller — Maersk A/S, Class B	34	71,137
Vestas Wind Systems A/S	3,219	63,418
Total Denmark		134,555
Finland — 0.2%
Wartsila OYJ Abp	1,481	10,100
France — 4.2%
Alstom SA	1,187	24,472
Cie Generale des Etablissements Michelin SCA	2,147	54,768
Faurecia SE*	881	13,165
Getlink SE	1,366	21,642
Legrand SA	807	61,527
Valeo	665	10,970
Total France		186,544
Germany — 12.0%
Bayerische Motoren Werke AG	1,128	88,653
Continental AG	346	17,946
Infineon Technologies AG	4,148	101,016
Knorr-Bremse AG	255	11,482
Mercedes-Benz Group AG	2,420	140,160
Nordex SE*	1,230	11,498
Siemens AG	1,433	156,700
Total Germany		527,455
Hong Kong — 0.5%
MTR Corp., Ltd.	5,034	22,156
Japan — 11.3%
Aisin Corp.	408	10,472
Central Japan Railway Co.	364	42,281
Denso Corp.	1,013	50,366
East Japan Railway Co.	790	42,733
Honda Motor Co., Ltd.	3,786	85,916
Koito Manufacturing Co., Ltd.	734	10,440
Panasonic Holdings Corp.	5,522	39,548
Shimano, Inc.	176	27,323
	Shares	Value
Common Stocks (continued)
Japan (continued)
Sumitomo Electric Industries Ltd.	1,787	$18,683
TDK Corp.	750	23,489
Toyota Motor Corp.	9,621	133,309
Yamaha Motor Co., Ltd.	586	12,104
Total Japan		496,664
Portugal — 0.8%
EDP — Energias de Portugal SA	8,383	36,663
Singapore — 1.5%
STMicroelectronics NV	2,101	65,618
South Korea — 2.0%
Samsung SDI Co., Ltd.	167	86,405
Spain — 4.0%
EDP Renovaveis SA	770	16,218
Iberdrola SA	13,501	137,106
Siemens Gamesa Renewable Energy SA*	689	12,230
Solaria Energia y Medio Ambiente SA*	528	8,350
Total Spain		173,904
Sweden — 2.5%
Thule Group AB	513	10,102
Volvo AB, B Shares	6,181	101,129
Total Sweden		111,231
Switzerland — 0.3%
Stadler Rail AG	412	12,145
Taiwan — 2.4%
Compal Electronics, Inc.	16,265	10,651
Delta Electronics, Inc.	6,186	49,434
Evergreen Marine Corp Taiwan Ltd.	4,943	21,093
Giant Manufacturing Co., Ltd.	1,487	9,483
Yang Ming Marine Transport Corp.	7,322	13,679
Total Taiwan		104,340
United Kingdom — 0.4%
ITM Power PLC*(a)	5,059	4,814
National Express Group PLC*	6,185	12,049
Total United Kingdom		16,863
United States — 41.6%
Advanced Micro Devices, Inc.*	1,620	97,297
Alphabet, Inc., Class A*	1,339	126,549
Apple, Inc.	903	138,466
Aptiv PLC*	864	78,684
Bloom Energy Corp., Class A*	470	8,794
BorgWarner, Inc.	755	28,335
Brookfield Renewable Corp., Class A	552	17,129
CSX Corp.	4,528	131,584
Eaton Corp. PLC	1,047	157,123
Edison International	1,221	73,309
Enphase Energy, Inc.*	425	130,475
First Solar, Inc.*	305	44,399
FuelCell Energy, Inc.*	2,931	9,145
Intel Corp.	4,429	125,916

See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Itron, Inc.*	252	$12,320
NVIDIA Corp.	909	122,688
Plug Power, Inc.*	1,658	26,495
Schneider Electric SE	1,183	149,964
SolarEdge Technologies, Inc.*	176	40,485
Tesla, Inc.*	513	116,728
Texas Instruments, Inc.	872	140,069
Westinghouse Air Brake Technologies Corp.	557	51,957
Total United States		1,827,911
Total Common Stocks
(Cost $5,649,643)		4,250,095
Preferred Stock — 3.1%
Germany — 3.1%
Volkswagen AG, 5.79%
(Cost $208,938)	1,047	133,841
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c) (Cost $4,710)	4,710	4,710

	Shares	Value
Total Investments — 100.0% (Cost $5,863,291)		$4,388,646
Other Assets and Liabilities, Net — (0.0)%(d)		1,648
Net Assets — 100.0%		$4,390,294

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,574; total market value of collateral held by the Fund was $4,710.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

(d)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$4,250,095	$—	$—	$4,250,095
Preferred Stock	133,841	—	—	133,841
Short-Term Investment:
Money Market Fund	4,710	—	—	4,710
Total Investments in Securities	$4,388,646	$—	$—	$4,388,646

(e)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 96.9%
Austria — 2.1%
ANDRITZ AG	261	$12,140
Mondi PLC	2,257	38,004
Verbund AG	558	43,706
Total Austria		93,850
Canada — 0.2%
Ballard Power Systems, Inc.*	1,524	8,625
China — 3.5%
NXP Semiconductors NV	872	127,382
SITC International Holdings Co., Ltd.	4,212	6,900
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	23,825	20,669
Total China		154,951
Denmark — 7.0%
AP Moller — Maersk A/S, Class B	50	104,613
Chr Hansen Holding A/S	481	26,718
Dfds A/S	345	10,479
Orsted A/S	883	72,843
Vestas Wind Systems A/S	4,707	92,733
Total Denmark		307,386
Faroe Islands — 0.2%
Bakkafrost P/F	203	10,143
Finland — 0.2%
Wartsila OYJ Abp	1,461	9,964
France — 4.9%
Dassault Systemes SE	3,114	104,488
Legrand SA	1,180	89,965
Neoen SA	283	9,879
Societe BIC SA	211	12,116
Total France		216,448
Germany — 6.5%
adidas AG	763	74,642
Encavis AG	517	9,632
Hapag-Lloyd AG(a)	45	8,135
Nordex SE*	1,214	11,348
Siemens AG	1,422	155,497
Zalando SE*	1,110	25,594
Total Germany		284,848
Ireland — 1.7%
Kingspan Group PLC	714	36,060
Smurfit Kappa Group PLC	1,210	40,039
Total Ireland		76,099
Italy — 0.2%
ERG SpA	352	11,042
Japan — 3.8%
Azbil Corp.	417	11,348
Kao Corp.	1,563	58,783
Kurita Water Industries Ltd.	297	10,910
Nippon Yusen K.K.	1,800	32,686
Nitto Denko Corp.	458	24,127
TOTO Ltd.	340	9,722
	Shares	Value
Common Stocks (continued)
Japan (continued)
Yaskawa Electric Corp.	752	$20,895
Total Japan		168,471
Netherlands — 2.2%
Koninklijke DSM NV	808	95,271
Norway — 0.2%
Leroy Seafood Group ASA	1,804	8,294
Portugal — 1.2%
EDP — Energias de Portugal SA	12,257	53,605
Singapore — 2.2%
STMicroelectronics NV	3,072	95,944
South Korea — 0.7%
LG Electronics, Inc.	532	30,476
Spain — 4.1%
EDP Renovaveis SA	1,126	23,715
Iberdrola SA	13,392	135,999
Siemens Gamesa Renewable Energy SA*	680	12,071
Solaria Energia y Medio Ambiente SA*	521	8,239
Total Spain		180,024
Sweden — 1.4%
Essity AB, B Shares	3,001	63,385
Switzerland — 3.1%
Givaudan SA*	36	107,560
SIG Group AG*	1,543	29,665
Total Switzerland		137,225
Taiwan — 0.5%
Yang Ming Marine Transport Corp.	10,705	20,000
United Kingdom — 8.0%
Biffa PLC	2,668	12,637
Burberry Group PLC	1,829	38,220
DS Smith PLC	3,973	13,275
Kingfisher PLC	9,133	23,018
Pennon Group PLC	1,111	10,713
Severn Trent PLC	1,175	33,861
Spirax-Sarco Engineering PLC	341	42,205
Unilever PLC	3,158	144,511
United Utilities Group PLC	3,193	34,535
Total United Kingdom		352,975
United States — 43.0%
American Water Works Co., Inc.	849	123,394
Analog Devices, Inc.	924	131,781
Avangrid, Inc.	244	9,926
Badger Meter, Inc.	126	14,172
Ball Corp.	1,465	72,356
Crown Holdings, Inc.	560	38,410
Ecolab, Inc.	887	139,321
Enphase Energy, Inc.*	508	155,956
First Solar, Inc.*	448	65,215
Graphic Packaging Holding Co.	1,433	32,902
Intel Corp.	4,393	124,893
Microsoft Corp.	547	126,975

See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
NIKE, Inc., Class B	1,353	$125,396
O-I Glass, Inc.*	899	14,663
Ormat Technologies, Inc.	262	23,698
Rockwell Automation, Inc.	542	138,373
Schneider Electric SE	1,173	148,696
Skyworks Solutions, Inc.	753	64,766
SolarEdge Technologies, Inc.*	259	59,578
Sunrun, Inc.*	940	21,159
Texas Instruments, Inc.	865	138,945
WillScot Mobile Mini Holdings Corp.*	976	41,509
Xylem, Inc.	838	85,836
Total United States		1,897,920
Total Common Stocks (Cost $5,366,110)		4,276,946
Preferred Stock — 2.9%
Germany — 2.9%
Henkel AG & Co. KGaA, 2.96%
(Cost $152,873)	1,988	125,317
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c)	5,800	5,800
	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.09%(b)	2,785	$2,785
Total Short-Term Investments (Cost $8,585)		8,585
Total Investments — 100.0%
(Cost $5,527,568)		4,410,848
Other Assets and Liabilities, Net — 0.0%(d)		1,805
Net Assets — 100.0%		$4,412,653

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,604; total market value of collateral held by the Fund was $5,800.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

(d)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$4,276,946	$—	$—	$4,276,946
Preferred Stock	125,317	—	—	125,317
Short-Term Investments:
Money Market Funds	8,585	—	—	8,585
Total Investments in Securities	$4,410,848	$—	$—	$4,410,848

(e)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 98.2%
Belgium — 0.3%
UCB SA	140	$10,560
China — 6.0%
Alibaba Group Holding Ltd.*	4,020	31,469
Baidu, Inc., Class A*	1,280	12,246
BeiGene Ltd.*	632	7,971
BYD Co., Ltd., Class H	290	6,491
China Energy Engineering Corp. Ltd., Class H	54,770	5,512
China Petroleum & Chemical Corp., Class H	20,630	8,147
China Railway Group Ltd., Class H	38,304	16,639
Haier Smart Home Co., Ltd., Class H	2,258	5,649
JD.com, Inc., Class A	457	8,447
Kuaishou Technology*	1,617	6,653
Lenovo Group Ltd.	13,873	11,099
Meituan, Class B*	694	11,033
Metallurgical Corp of China Ltd., Class H	73,938	11,774
NetEase, Inc.	686	7,481
NXP Semiconductors NV	65	9,495
PetroChina Co., Ltd., Class H	30,361	11,603
Tencent Holdings Ltd.	1,221	31,980
Weichai Power Co., Ltd., Class H	4,266	4,087
Xiaomi Corp., Class B*	8,714	9,780
ZTE Corp., Class H	6,435	11,477
Total China		229,033
Denmark — 0.5%
Novo Nordisk A/S, Class B	155	16,855
Finland — 0.6%
Nokia OYJ	5,308	23,644
France — 2.3%
Airbus SE	172	18,628
Dassault Systemes SE	159	5,335
L’Oreal SA	18	5,659
Renault SA*	205	6,315
Sanofi	434	37,460
Thales SA	51	6,485
Valeo	376	6,202
Total France		86,084
Germany — 7.1%
BASF SE	319	14,325
Bayer AG	653	34,348
Bayerische Motoren Werke AG	519	40,790
Continental AG	391	20,281
Daimler Truck Holding AG*	337	8,993
Infineon Technologies AG	404	9,839
Mercedes-Benz Group AG	534	30,928
Merck KGaA	84	13,698
SAP SE	386	37,261
Siemens AG	314	34,336
Siemens Energy AG	520	6,072
Siemens Healthineers AG	228	10,496
Traton SE	675	8,426
Total Germany		269,793
	Shares	Value
Common Stocks (continued)
Israel — 0.1%
Teva Pharmaceutical Industries Ltd.*	524	$4,708
Italy — 0.4%
Leonardo SpA	1,182	9,500
Telecom Italia SpA*	35,407	6,933
Total Italy		16,433
Japan — 9.6%
Aisin Corp.	314	8,059
Astellas Pharma, Inc.	826	11,373
Canon, Inc.	553	11,735
Chugai Pharmaceutical Co., Ltd.	242	5,617
Daiichi Sankyo Co., Ltd.	412	13,214
Denso Corp.	427	21,230
Eisai Co., Ltd.	175	10,566
FUJIFILM Holdings Corp.	136	6,239
Hitachi Ltd.	296	13,462
Honda Motor Co., Ltd.	1,405	31,884
Isuzu Motors Ltd.	399	4,682
Mitsubishi Chemical Group Corp.	1,404	6,349
Mitsubishi Electric Corp.	907	7,994
Murata Manufacturing Co., Ltd.	96	4,715
NEC Corp.	163	5,401
Nippon Telegraph & Telephone Corp.	410	11,293
Nissan Motor Co., Ltd.	4,421	14,111
Otsuka Holdings Co., Ltd.	351	11,255
Panasonic Holdings Corp.	1,855	13,285
Renesas Electronics Corp.*	881	7,388
SoftBank Group Corp.	232	9,990
Sony Group Corp.	385	25,871
Sumitomo Chemical Co., Ltd.	2,062	6,950
Sumitomo Electric Industries Ltd.	483	5,050
Suzuki Motor Corp.	212	7,160
Takeda Pharmaceutical Co., Ltd.	879	23,170
TDK Corp.	212	6,640
Tokyo Electron Ltd.	25	6,642
Toshiba Corp.	193	6,727
Toyota Motor Corp.	3,541	49,064
Total Japan		367,116
Netherlands — 0.6%
ASML Holding NV	34	16,063
Koninklijke Philips NV	603	7,639
Total Netherlands		23,702
Singapore — 0.2%
STMicroelectronics NV	229	7,152
South Korea — 4.1%
Hyundai Mobis Co., Ltd.	36	5,535
Hyundai Motor Co.	57	6,583
Kia Corp.	99	4,608
LG Display Co., Ltd.	521	4,663
LG Electronics, Inc.	207	11,858
NAVER Corp.	45	5,355
Samsung Electronics Co., Ltd.	2,475	103,208
SK Hynix, Inc.	264	15,327
Total South Korea		157,137

See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 0.1%
Telefonica SA	1,306	$4,498
Sweden — 0.8%
Telefonaktiebolaget LM Ericsson, B Shares	3,643	20,242
Volvo AB, B Shares	684	11,191
Total Sweden		31,433
Switzerland — 1.4%
ABB Ltd.	224	6,231
Accelleron Industries AG*	11	187
Novartis AG	590	47,695
Total Switzerland		54,113
Taiwan — 1.7%
Delta Electronics, Inc.	562	4,491
Hon Hai Precision Industry Co., Ltd.	5,536	17,610
MediaTek, Inc.	1,023	18,732
Realtek Semiconductor Corp.	557	4,408
Taiwan Semiconductor Manufacturing Co., Ltd.	1,648	19,946
Total Taiwan		65,187
United Kingdom — 1.4%
AstraZeneca PLC	408	48,168
Unilever PLC	114	5,217
Total United Kingdom		53,385
United States — 61.0%
3M Co.	83	10,441
Abbott Laboratories	138	13,654
AbbVie, Inc.	233	34,111
Activision Blizzard, Inc.	88	6,406
Adobe, Inc.*	48	15,288
Advanced Micro Devices, Inc.*	261	15,676
Airbnb, Inc., Class A*	62	6,628
Alphabet, Inc., Class A*	1,742	164,636
Amazon.com, Inc.*	1,883	192,895
Amgen, Inc.	106	28,657
Analog Devices, Inc.	57	8,129
Apple, Inc.	849	130,186
Applied Materials, Inc.	152	13,420
Aptiv PLC*	56	5,100
AT&T, Inc.	465	8,477
Atlassian Corp., Class A*	29	5,879
Autodesk, Inc.*	30	6,429
Becton Dickinson and Co.	28	6,607
Biogen, Inc.*	54	15,306
Block, Inc.*	134	8,049
Boeing Co. (The)*	92	13,111
Boston Scientific Corp.*	157	6,768
Bristol-Myers Squibb Co.	744	57,638
Broadcom, Inc.	50	23,506
Cadence Design Systems, Inc.*	36	5,450
Caterpillar, Inc.	51	11,039
Cisco Systems, Inc.	800	36,344
Corning, Inc.	161	5,179
Corteva, Inc.	98	6,403
CSL Ltd.	31	5,560
	Shares	Value
Common Stocks (continued)
United States (continued)
Cummins, Inc.	28	$6,846
Danaher Corp.	33	8,305
Deere & Co.	26	10,291
Dell Technologies, Inc., Class C	445	17,088
eBay, Inc.	160	6,374
Edwards Lifesciences Corp.*	52	3,766
Electronic Arts, Inc.	95	11,966
Eli Lilly & Co.	117	42,365
Expedia Group, Inc.*	55	5,141
Ford Motor Co.	2,641	35,310
General Electric Co.	206	16,029
General Motors Co.	1,011	39,682
Gilead Sciences, Inc.	425	33,346
GSK PLC	2,406	39,580
Hewlett Packard Enterprise Co.	788	11,245
Honeywell International, Inc.	38	7,753
HP, Inc.	308	8,507
Illumina, Inc.*	37	8,466
Incyte Corp.*	112	8,326
Intel Corp.	2,877	81,793
International Business Machines Corp.	263	36,370
Intuit, Inc.	28	11,970
Johnson & Johnson	470	81,766
Juniper Networks, Inc.	185	5,661
KLA Corp.	17	5,380
Lam Research Corp.	20	8,096
Lockheed Martin Corp.	19	9,247
Marvell Technology, Inc.	182	7,222
Medtronic PLC	152	13,276
Merck & Co., Inc.	626	63,351
Meta Platforms, Inc., Class A*	1,030	95,955
Microchip Technology, Inc.	79	4,877
Micron Technology, Inc.	291	15,743
Microsoft Corp.	507	117,690
Moderna, Inc.*	79	11,876
Nestle SA	84	9,153
NetApp, Inc.	67	4,641
Netflix, Inc.*	55	16,053
Northrop Grumman Corp.	12	6,588
NVIDIA Corp.	242	32,663
Oracle Corp.	561	43,797
Palo Alto Networks, Inc.*	41	7,035
PayPal Holdings, Inc.*	173	14,459
Pfizer, Inc.	1,609	74,899
Procter & Gamble Co. (The)	74	9,966
QUALCOMM, Inc.	320	37,651
Raytheon Technologies Corp.	169	16,025
Regeneron Pharmaceuticals, Inc.*	20	14,975
Rivian Automotive, Inc., Class A*(a)	292	10,211
Roche Holding AG	222	73,771
Salesforce, Inc.*	172	27,966
Schneider Electric SE	69	8,747
Seagate Technology Holdings PLC	76	3,774
Seagen, Inc.*	49	6,231
ServiceNow, Inc.*	19	7,994
Splunk, Inc.*	58	4,820
Spotify Technology SA*	59	4,754
Stellantis NV*	2,132	28,784

See notes to financial statements.

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Stryker Corp.	32	$7,336
Synopsys, Inc.*	26	7,606
Tesla, Inc.*	49	11,149
Texas Instruments, Inc.	48	7,710
Thermo Fisher Scientific, Inc.	14	7,196
Twilio, Inc., Class A*	65	4,834
Uber Technologies, Inc.*	375	9,964
Vertex Pharmaceuticals, Inc.*	43	13,416
VMware, Inc., Class A	142	15,979
Western Digital Corp.*	316	10,861
Workday, Inc., Class A*	69	10,752
Total United States		2,329,391
Total Common Stocks (Cost $4,784,723)		3,750,224
Preferred Stock — 1.7%
Germany — 1.7%
Volkswagen AG, 5.79% (Cost $101,923)	525	67,112

	Shares	Value
Total Investments — 99.9% (Cost $4,886,646)		$3,817,336
Other Assets and Liabilities, Net — 0.1%		2,424
Net Assets — 100.0%		$3,819,760

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,966; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $10,024.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$3,750,224	$—	$—	$3,750,224
Preferred Stock	67,112	—	—	67,112
Total Investments in Securities	$3,817,336	$—	$—	$3,817,336

(b)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)
See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 12.6%
Activision Blizzard, Inc.	174	$12,667
Alphabet, Inc., Class A*	2,956	279,371
AT&T, Inc.	920	16,772
Electronic Arts, Inc.	188	23,680
Meta Platforms, Inc., Class A*	1,381	128,654
Netflix, Inc.*	109	31,815
Pinterest, Inc., Class A*	326	8,020
Spotify Technology SA*	117	9,428
Total Communication Services		510,407
Consumer Discretionary — 12.8%
Airbnb, Inc., Class A*	124	13,257
Amazon.com, Inc.*	2,678	274,334
Aptiv PLC*	112	10,200
eBay, Inc.	317	12,629
Expedia Group, Inc.*	110	10,282
Ford Motor Co.	5,226	69,871
Garmin Ltd.	100	8,804
General Motors Co.	2,000	78,500
Rivian Automotive, Inc., Class A*(a)	578	20,213
Tesla, Inc.*	96	21,844
Total Consumer Discretionary		519,934
Consumer Staples — 0.5%
Procter & Gamble Co. (The)	146	19,662
Energy — 0.3%
Exxon Mobil Corp.	92	10,194
Health Care — 27.8%
Abbott Laboratories	274	27,110
AbbVie, Inc.	461	67,490
Amgen, Inc.	209	56,503
Becton Dickinson and Co.	55	12,978
Biogen, Inc.*	107	30,328
Boston Scientific Corp.*	312	13,450
Bristol-Myers Squibb Co.	1,472	114,036
Danaher Corp.	66	16,610
Edwards Lifesciences Corp.*	103	7,460
Eli Lilly & Co.	231	83,643
Gilead Sciences, Inc.	841	65,985
Illumina, Inc.*	73	16,704
Incyte Corp.*	222	16,504
Johnson & Johnson	931	161,966
Medtronic PLC	300	26,202
Merck & Co., Inc.	1,239	125,387
Moderna, Inc.*	157	23,602
Novavax, Inc.*	680	15,144
Pfizer, Inc.	3,184	148,215
Regeneron Pharmaceuticals, Inc.*	40	29,950
Seagen, Inc.*	97	12,335
Stryker Corp.	64	14,671
Thermo Fisher Scientific, Inc.	28	14,391
Vertex Pharmaceuticals, Inc.*	86	26,832
Total Health Care		1,127,496
Industrials — 5.7%
3M Co.	165	20,755
Boeing Co. (The)*	181	25,794
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Caterpillar, Inc.	102	$22,079
Cummins, Inc.	55	13,448
Deere & Co.	51	20,187
General Electric Co.	407	31,669
Honeywell International, Inc.	76	15,506
Lockheed Martin Corp.	37	18,007
Northrop Grumman Corp.	23	12,627
Raytheon Technologies Corp.	335	31,765
Uber Technologies, Inc.*	742	19,715
Total Industrials		231,552
Information Technology — 39.3%
Adobe, Inc.*	90	28,665
Advanced Micro Devices, Inc.*	489	29,369
Analog Devices, Inc.	106	15,118
Apple, Inc.	1,592	244,117
Applied Materials, Inc.	285	25,163
Atlassian Corp., Class A*	54	10,947
Autodesk, Inc.*	57	12,215
Block, Inc.*	266	15,979
Broadcom, Inc.	93	43,721
Cadence Design Systems, Inc.*	67	10,143
Cisco Systems, Inc.	1,583	71,916
Corning, Inc.	302	9,715
Dell Technologies, Inc., Class C	834	32,026
Hewlett Packard Enterprise Co.	1,478	21,091
HP, Inc.	578	15,964
Intel Corp.	5,396	153,408
International Business Machines Corp.	492	68,039
Intuit, Inc.	53	22,657
Juniper Networks, Inc.	366	11,200
KLA Corp.	31	9,810
Lam Research Corp.	37	14,977
Marvell Technology, Inc.	341	13,531
Microchip Technology, Inc.	147	9,076
Micron Technology, Inc.	546	29,539
Microsoft Corp.	951	220,756
NetApp, Inc.	126	8,728
NVIDIA Corp.	454	61,276
Oracle Corp.	1,052	82,130
Palo Alto Networks, Inc.*	77	13,212
PayPal Holdings, Inc.*	343	28,668
QUALCOMM, Inc.	600	70,596
Salesforce, Inc.*	322	52,354
ServiceNow, Inc.*	36	15,147
Splunk, Inc.*	108	8,976
Synopsys, Inc.*	49	14,335
Texas Instruments, Inc.	91	14,617
Twilio, Inc., Class A*	122	9,073
Unity Software, Inc.*(a)	220	6,490
VMware, Inc., Class A	265	29,820
Western Digital Corp.*	593	20,381
Workday, Inc., Class A*	130	20,257
Total Information Technology		1,595,202
Materials — 0.9%
Corteva, Inc.	194	12,676
Dow, Inc.	190	8,881

See notes to financial statements.

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials (continued)
Ginkgo Bioworks Holdings, Inc.*(a)	5,492	$14,993
Total Materials		36,550
Total Common Stocks (Cost $4,955,195)		4,050,997
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(c)(d) (Cost $1,216)	1,216	1,216
Total Investments — 99.9% (Cost $4,956,411)		4,052,213
Other Assets and Liabilities, Net — 0.1%		3,052
Net Assets — 100.0%		$4,055,265

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $27,208; total market value of collateral held by the Fund was $27,398. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $26,182.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2022.

(d)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$4,050,997	$—	$—	$4,050,997
Short-Term Investment:
Money Market Fund	1,216	—	—	1,216
Total Investments in Securities	$4,052,213	$—	$—	$4,052,213

(e)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
See notes to financial statements.

Schedule of Investments — IQ U.S. Mid Cap R&D Leaders ETF

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.1%
Electronic Arts, Inc.	1,178	$148,381
Pinterest, Inc., Class A*	1,231	30,282
Playtika Holding Corp.*	2,815	26,602
ROBLOX Corp., Class A*(a)	1,127	50,422
Roku, Inc.*	540	29,992
Spotify Technology SA*	731	58,904
Take-Two Interactive Software, Inc.*	249	29,501
Total Communication Services		374,084
Consumer Discretionary — 12.9%
Aptiv PLC*	701	63,840
BorgWarner, Inc.	1,297	48,677
DoorDash, Inc., Class A*	364	15,845
eBay, Inc.	1,988	79,202
Expedia Group, Inc.*	688	64,307
Garmin Ltd.	626	55,113
Lucid Group, Inc.*(a)	3,108	44,413
Rivian Automotive, Inc., Class A*(a)	3,624	126,731
Whirlpool Corp.	212	29,307
Total Consumer Discretionary		527,435
Energy — 0.9%
Baker Hughes Co.	1,312	36,290
Health Care — 26.4%
Agilent Technologies, Inc.	227	31,405
Alnylam Pharmaceuticals, Inc.*	238	49,328
Biogen, Inc.*	672	190,472
BioMarin Pharmaceutical, Inc.*	459	39,763
Dexcom, Inc.*	439	53,022
Exact Sciences Corp.*	602	20,938
Exelixis, Inc.*	2,745	45,512
Horizon Therapeutics PLC*	446	27,795
Incyte Corp.*	1,391	103,407
Ionis Pharmaceuticals, Inc.*	966	42,697
Jazz Pharmaceuticals PLC*	243	34,941
Mirati Therapeutics, Inc.*(a)	420	28,274
Neurocrine Biosciences, Inc.*	242	27,859
Novavax, Inc.*	4,266	95,004
Organon & Co.	1,113	29,138
Sarepta Therapeutics, Inc.*	427	48,686
Seagen, Inc.*	610	77,568
Ultragenyx Pharmaceutical, Inc.*	715	28,929
Veeva Systems, Inc., Class A*	164	27,542
Viatris, Inc.	4,860	49,232
Zimmer Biomet Holdings, Inc.	236	26,751
Total Health Care		1,078,263
Industrials — 7.1%
AGCO Corp.	251	31,167
Carrier Global Corp.	832	33,080
Cummins, Inc.	346	84,600
Fortive Corp.	384	24,538
Lyft, Inc., Class A*	3,183	46,599
Rockwell Automation, Inc.	113	28,849
Textron, Inc.	625	42,775
Total Industrials		291,608
	Shares	Value
Common Stocks (continued)
Information Technology — 35.9%
Affirm Holdings, Inc.*	1,191	$23,903
Akamai Technologies, Inc.*	151	13,338
ANSYS, Inc.*	62	13,712
AppLovin Corp., Class A*	767	13,008
Arista Networks, Inc.*	362	43,751
Cadence Design Systems, Inc.*	252	38,150
Ciena Corp.*	777	37,218
Cirrus Logic, Inc.*	206	13,827
Coherent Corp.*	324	10,890
Corning, Inc.	1,139	36,642
Crowdstrike Holdings, Inc., Class A*	97	15,636
Datadog, Inc., Class A*	225	18,115
Dell Technologies, Inc., Class C	3,146	120,806
DocuSign, Inc.*	286	13,814
Dropbox, Inc., Class A*	1,346	29,276
F5, Inc.*	127	18,150
Fortinet, Inc.*	334	19,091
GLOBALFOUNDRIES, Inc.*(a)	306	17,350
GoDaddy, Inc., Class A*	352	28,301
Hewlett Packard Enterprise Co.	5,575	79,555
HP, Inc.	2,179	60,184
HubSpot, Inc.*	46	13,642
Juniper Networks, Inc.	2,297	70,288
Keysight Technologies, Inc.*	315	54,857
Microchip Technology, Inc.	556	34,327
MongoDB, Inc.*	61	11,165
Motorola Solutions, Inc.	199	49,692
NetApp, Inc.	475	32,903
Nutanix, Inc., Class A*	886	24,276
Okta, Inc.*	362	20,315
ON Semiconductor Corp.*	329	20,211
Palantir Technologies, Inc., Class A*	1,636	14,380
Pure Storage, Inc., Class A*	795	24,534
Qorvo, Inc.*	267	22,983
RingCentral, Inc., Class A*	303	10,763
Skyworks Solutions, Inc.	222	19,094
Splunk, Inc.*	409	33,992
SS&C Technologies Holdings, Inc.	294	15,118
Synopsys, Inc.*	186	54,414
Teradyne, Inc.	191	15,538
Trimble, Inc.*	594	35,735
Twilio, Inc., Class A*	461	34,285
Unity Software, Inc.*(a)	831	24,515
Western Digital Corp.*	2,236	76,851
Wix.com Ltd.*	227	19,091
Zebra Technologies Corp., Class A*	126	35,686
Zendesk, Inc.*	192	14,725
Zoom Video Communications, Inc., Class A*	242	20,193
Total Information Technology		1,468,290
Materials — 6.9%
Corteva, Inc.	1,217	79,519
DuPont de Nemours, Inc.	703	40,211
Ginkgo Bioworks Holdings, Inc.*(a)	34,430	93,994
International Flavors & Fragrances, Inc.	395	38,556

See notes to financial statements.

Schedule of Investments — IQ U.S. Mid Cap R&D Leaders ETF (continued)

October 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials (continued)
PPG Industries, Inc.	248	$28,317
Total Materials		280,597
Real Estate — 0.6%
Zillow Group, Inc., Class C*(a)	852	26,293
Total Common Stocks (Cost $4,814,563)		4,082,860
Short-Term Investment — 3.2%
Money Market Fund — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%(b)(c) (Cost $130,043)	130,043	130,043

	Shares	Value
Total Investments — 103.0%
(Cost $4,944,606)		$4,212,903
Other Assets and Liabilities, Net — (3.0)%		(121,935)
Net Assets — 100.0%		$4,090,968

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $372,402; total market value of collateral held by the Fund was $379,043. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $249,000.

(b)
Reflects the 1-day yield at October 31, 2022.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,082,860	$—	$—	$4,082,860
Short-Term Investment:
Money Market Fund	130,043	—	—	130,043
Total Investments in Securities	$4,212,903	$—	$—	$4,212,903

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2022 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$757,536,151	$2,336,827	$7,673,881	$20,963,536
Investments in affiliates, at value	30,668,403	244,114	273,560	142,231
Deposits at broker for swap contracts	1,411,444	—	—	—
Due from broker	1,468,190	6,821	1,360	115,214
Securities lending income receivable	188,557	286	3,745	2,862
Dividend receivable	391	15	38	105
Prepaid expenses	115	—	1	114
Total Assets	791,273,251	2,588,063	7,952,585	21,224,062
Liabilities
Collateral for investments on loan	139,268,137	111,315	1,704,172	975,683
Due to broker	2,178,642	6,354	6,127	145,439
Cash due to custodian	595,354	—	—	—
Advisory fees payable	287,714	839	2,275	6,501
Trustee fees payable	3,730	42	239	47
Accrued expenses and other liabilities	1,798	21	106	25
Total Liabilities	142,335,375	118,571	1,712,919	1,127,695
Net Assets	$648,937,876	$2,469,492	$6,239,666	$20,096,367
Composition of Net Assets
Paid-in capital	$778,828,725	$8,054,976	$7,874,147	$24,018,882
Total distributable earnings/(accumulated loss)	(129,890,849)	(5,585,484)	(1,634,481)	(3,922,515)
Net Assets	$648,937,876	$2,469,492	$6,239,666	$20,096,367
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	23,050,000	100,000	250,000	850,000
Net Asset Value Per Share	$28.15	$24.69	$24.96	$23.64
Investments, at cost	$805,245,367	$2,450,325	$8,101,293	$23,640,523
Investments in affiliates, at cost	$31,419,890	$251,069	$280,995	$144,672
(a)Market value of securities on loan	$160,593,309	$107,494	$1,657,177	$950,418
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Merger Arbitrage ETF
Assets
Investments, at value (including securities on loan)(a)	$7,239,436	$8,702,692	$18,085,740	$570,273,488
Investments in affiliates, at value	1,322	—	—	—
Cash	—	—	14,047	135,566
Foreign currency(b)	—	—	—	205,361
Deposits at broker for swap contracts	—	—	—	2,000,000
Restricted cash for swap contracts	—	—	—	4,143,246
Securities lending income receivable	2,813	153	284	3,890
Due from broker	1,400	—	—	149,955
Dividend receivable	28	2,184	528	1,724,910
Receivable for investments sold	—	126,869	1,208,299	1,281,215
Interest receivable	—	6,818	244,627	—
Reclaims receivable	—	—	—	73,888
Total Assets	7,244,999	8,838,716	19,553,525	579,991,519
Liabilities
Collateral for investments on loan	1,052,769	2,485	79,258	13,105,735
Due to broker	4,518	—	—	1,874,804
Advisory fees payable	2,088	1,826	5,803	353,309
Trustee fees payable	94	558	850	2,591
Payable for investments purchased	—	124,023	1,314,507	—
Deposits from brokers for swap contracts	—	—	—	4,143,245
Payable for capital shares repurchased	—	—	—	1,583,155
Compliance fees payable	—	—	—	122
Accrued expenses and other liabilities	95	433	882	3,866
Total Liabilities	1,059,564	129,325	1,401,300	21,066,827
Net Assets	$6,185,435	$8,709,391	$18,152,225	$558,924,692
Composition of Net Assets
Paid-in capital	$7,694,011	$13,014,999	$24,153,074	$626,200,653
Total distributable earnings/(accumulated loss)	(1,508,576)	(4,305,608)	(6,000,849)	(67,275,961)
Net Assets	$6,185,435	$8,709,391	$18,152,225	$558,924,692
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	300,000	350,000	850,000	17,650,000
Net Asset Value Per Share	$20.62	$24.88	$21.36	$31.67
Investments, at cost	$7,906,338	$9,683,108	$19,758,838	$580,911,009
Investments in affiliates, at cost	$1,322	$—	$—	$—
(a)Market value of securities on loan	$1,023,962	$1,285,207	$76,648	$13,278,540
(b)Cost of foreign currency	$—	$—	$—	$203,620
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ Global Resources ETF	IQ CBRE NextGen Real Estate ETF	IQ FTSE International Equity Currency Neutral ETF	IQ Chaikin U.S. Large Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$36,269,892	$26,940,570	$265,567,682	$277,424,683
Cash	—	—	—	—
Foreign currency(b)	9,160	—	104,657	—
Restricted cash for forward foreign currency contracts	—	—	2,946,309	—
Receivable for investments sold	3,159,371	—	—	4,301,743
Dividend receivable	46,521	10,052	641,240	223,397
Reclaims receivable	44,348	258	619,050	—
Securities lending income receivable	153	1	1,335	343
Prepaid expenses	113	—	—	—
Receivable for capital shares transactions	—	—	—	1,659
Unrealized appreciation on forward foreign currency contracts	—	—	1,071,285	—
Prepaid expenses	—	6	3,360	47
Total Assets	39,529,558	26,950,887	270,954,918	281,951,872
Liabilities
Payable for capital shares repurchased	3,159,178	—	—	—
Collateral for investments on loan	26,704	—	1,097,062	—
Advisory fees payable	9,355	13,404	39,180	53,321
Payable for investments purchased	—	—	9	—
Deposits from brokers for forward foreign currency contracts	—	—	2,946,309	—
Cash due to custodian	—	—	867,164	4,012,658
Foreign currency due to custodian(b)	—	29	—	—
Trustee fees payable	—	285	1,826	1,645
Unrealized depreciation on forward foreign currency contracts	—	—	1,093,157	—
Accrued expenses and other liabilities	4	246	1,039	831
Total Liabilities	3,195,241	13,964	6,045,746	4,068,455
Net Assets	$36,334,317	$26,936,923	$264,909,172	$277,883,417
Composition of Net Assets
Paid-in capital	$96,083,635	$46,525,954	$296,458,210	$325,131,518
Total distributable earnings/(accumulated loss)	(59,749,318)	(19,589,031)	(31,549,038)	(47,248,101)
Net Assets	$36,334,317	$26,936,923	$264,909,172	$277,883,417
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,150,000	1,450,000	13,000,000	8,900,000
Net Asset Value Per Share	$31.60	$18.58	$20.38	$31.22
Investments, at cost	$35,519,055	$29,428,120	$305,940,960	$288,040,901
(a)Market value of securities on loan	$827,684	$181,780	$3,117,925	$3,359,566
(b)Cost of foreign currency	$8,972	$(29)	$103,401	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ Chaikin U.S. Small Cap ETF	IQ 500 International ETF	IQ Candriam ESG U.S. Large Cap Equity ETF	IQ Candriam ESG U.S. Mid Cap Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$239,072,442	$183,465,466	$371,954,807	$5,219,668
Receivable for capital shares transactions	1,631,504	—	—	—
Dividend receivable	69,494	746,998	283,581	1,993
Securities lending income receivable	1,644	5,597	446	—
Receivable for investments sold	—	—	524,847	—
Due from advisor	—	—	4,375	—
Interest receivable	—	—	—	25
Reclaims receivable	—	311,339	—	—
Prepaid expenses	37	30	64	—
Total Assets	240,775,121	184,529,430	372,768,120	5,221,686
Liabilities
Payable for investments purchased	1,631,984	8	—	—
Collateral for investments on loan	858,535	3,488,171	—	—
Advisory fees payable	63,040	35,036	27,543	139
Cash due to custodian	—	121,342	—	—
Foreign currency due to custodian(b)	—	2,459	—	—
Trustee fees payable	—	1,370	2,796	3
Accrued expenses and other liabilities	133	868	1,644	6
Total Liabilities	2,553,692	3,649,254	31,983	148
Net Assets	$238,221,429	$180,880,176	$372,736,137	$5,221,538
Composition of Net Assets
Paid-in capital	$314,367,266	$217,208,041	$371,671,962	$5,040,057
Total distributable earnings/(accumulated loss)	(76,145,837)	(36,327,865)	1,064,175	181,481
Net Assets	$238,221,429	$180,880,176	$372,736,137	$5,221,538
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	7,300,000	7,000,000	11,350,000	200,000
Net Asset Value Per Share	$32.63	$25.84	$32.84	$26.11
Investments, at cost	$247,273,449	$215,738,109	$377,357,771	$5,040,032
(a)Market value of securities on loan	$6,377,907	$4,703,890	$5,496,291	$—
(b)Cost of foreign currency	$—	$(2,790)	$—	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ Candriam ESG International Equity ETF	IQ Healthy Hearts ETF	IQ Engender Equality ETF	IQ Cleaner Transport ETF
Assets
Investments, at value (including securities on loan)(a)	$181,528,541	$7,665,063	$5,241,624	$4,388,646
Dividend receivable	463,910	3,737	4,590	6,343
Reclaims receivable	289,540	8,119	—	5,800
Receivable for investments sold	53,470	—	—	—
Due from advisor	1,962	—	—	—
Securities lending income receivable	1,096	28	10	3
Prepaid expenses	31	1	—	1
Total Assets	182,338,550	7,676,948	5,246,224	4,400,793
Liabilities
Collateral for investments on loan	958,587	25,172	—	4,710
Foreign currency due to custodian(b)	143,014	128	—	—
Advisory fees payable	22,425	2,745	1,845	1,560
Trustee fees payable	1,022	47	129	157
Cash due to custodian	—	1,032	—	4,027
Accrued expenses and other liabilities	588	22	38	45
Total Liabilities	1,125,636	29,146	2,012	10,499
Net Assets	$181,212,914	$7,647,802	$5,244,212	$4,390,294
Composition of Net Assets
Paid-in capital	$207,814,901	$8,274,195	$6,398,834	$6,490,878
Total distributable earnings/(accumulated loss)	(26,601,987)	(626,393)	(1,154,622)	(2,100,584)
Net Assets	$181,212,914	$7,647,802	$5,244,212	$4,390,294
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	8,100,000	300,000	250,000	250,000
Net Asset Value Per Share	$22.37	$25.49	$20.98	$17.56
Investments, at cost	$203,679,622	$7,840,999	$5,748,323	$5,863,291
(a)Market value of securities on loan	$1,169,902	$212,623	$115,500	$4,574
(b)Cost of foreign currency	$(141,310)	$(130)	$—	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2022 (unaudited)
	IQ Clean Oceans ETF	IQ Global Equity R&D Leaders ETF	IQ U.S. Large Cap R&D Leaders ETF	IQ U.S. Mid Cap R&D Leaders ETF
Assets
Investments, at value (including securities on loan)(a)	$4,410,848	$3,817,336	$4,052,213	$4,212,903
Foreign currency(b)	—	409	—	—
Dividend receivable	6,464	5,489	2,249	135
Reclaims receivable	2,847	2,242	—	—
Securities lending income receivable	23	2	45	337
Receivable for investments sold	—	9,985	18,627	—
Interest receivable	—	—	—	69,464
Total Assets	4,420,182	3,835,463	4,073,134	4,282,839
Liabilities
Collateral for investments on loan	5,800	—	1,216	130,043
Advisory fees payable	1,579	528	419	479
Trustee fees payable	117	24	24	25
Foreign currency due to custodian(b)	2	—	—	—
Payable for investments purchased	1	4,007	—	—
Cash due to custodian	—	11,102	16,168	61,279
Accrued expenses and other liabilities	30	42	42	45
Total Liabilities	7,529	15,703	17,869	191,871
Net Assets	$4,412,653	$3,819,760	$4,055,265	$4,090,968
Composition of Net Assets
Paid-in capital	$6,215,912	$5,051,298	$5,053,583	$5,139,287
Total distributable earnings/(accumulated loss)	(1,803,259)	(1,231,538)	(998,318)	(1,048,319)
Net Assets	$4,412,653	$3,819,760	$4,055,265	$4,090,968
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	250,000	200,000	200,000	200,000
Net Asset Value Per Share	$17.65	$19.10	$20.28	$20.45
Investments, at cost	$5,527,568	$4,886,646	$4,956,411	$4,944,606
(a)Market value of securities on loan	$5,604	$9,966	$27,208	$372,402
(b)Cost of foreign currency	$(2)	$409	$—	$—
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Investment Income
Dividend income	$8,018,954	$23,446	$175,176	$293,252
Dividend income from affiliates	681,468	6,853	8,388	2,395
Securities lending income, net of borrower rebates	978,871	1,509	31,895	20,027
Total investment income	9,679,293	31,808	215,459	315,674
Expenses
Advisory fees (See Note 3)	2,653,769	9,385	31,787	63,743
Proxy fees	52,872	459	1,503	2,605
Trustee fees	23,824	123	507	624
Legal fees	16,416	81	330	416
Compliance fees	24	—	—	—
Miscellaneous	199	29	30	29
Total expenses	2,747,104	10,077	34,157	67,417
Waivers/Reimbursement (See Note 3)	(778,441)	(3,589)	(12,573)	(23,554)
Net expenses	1,968,663	6,488	21,584	43,863
Net investment income	7,710,630	25,320	193,875	271,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(36,978,440)	(171,211)	(373,820)	(475,799)
Investment in affiliates	(1,750,227)	(18,308)	(15,741)	(2,098)
In-Kind redemptions	625,831	34,878	(422,554)	(71,855)
Affiliates in-kind redemptions	(38,472)	(3,060)	(8,636)	30
Swap transactions	227,561	12,129	32,469	(21,752)
Net realized gain (loss)	(37,913,747)	(145,572)	(788,282)	(571,474)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(10,200,687)	(89,154)	49,683	(927,296)
Investment in affiliates	714,472	9,934	10,028	(1,338)
Net change in net unrealized appreciation (depreciation)	(9,486,215)	(79,220)	59,711	(928,634)
Net realized and unrealized gain (loss)	(47,399,962)	(224,792)	(728,571)	(1,500,108)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,689,332)	$(199,472)	$(534,696)	$(1,228,297)
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$106,471	$393,197	$1,811	$7,470,734
Dividend income from affiliates	36	—	—	14,616
Interest income	—	—	441,889	—
Securities lending income, net of borrower rebates	12,232	1,107	1,390	13,723
Total investment income	118,739	394,304	445,090	7,499,073
Expenses
Advisory fees (See Note 3)	25,419	21,727	37,727	2,096,978
Proxy fees	1,514	2,462	2,308	49,744
Trustee fees	296	782	744	17,746
Legal fees	211	512	541	11,513
Compliance fees	—	—	1	19
Miscellaneous	30	30	202	29
Total expenses	27,470	25,513	41,523	2,176,029
Waivers/Reimbursement (See Note 3)	(9,739)	(4,495)	(1,488)	—
Net expenses	17,731	21,018	40,035	2,176,029
Net investment income	101,008	373,286	405,055	5,323,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(492,775)	(67,611)	(760,623)	(19,379,013)
Investment in affiliates	(112)	—	—	(26,817)
In-Kind redemptions	(70,137)	(1,126,174)	(202,562)	(1,532,013)
Affiliates in-kind redemptions	(7)	—	—	37
Swap transactions	(4,033)	—	—	9,798,028
Foreign currency transactions	—	—	—	(74,701)
Net realized gain (loss)	(567,064)	(1,193,785)	(963,185)	(11,214,479)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	150,440	(262,362)	(5,553)	2,789,862
Investment in affiliates	59	—	—	—
Foreign currency translations	—	—	—	(103,915)
Net change in net unrealized appreciation (depreciation)	150,499	(262,362)	(5,553)	2,685,947
Net realized and unrealized gain (loss)	(416,565)	(1,456,147)	(968,738)	(8,528,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(315,557)	$(1,082,861)	$(563,683)	$(3,205,488)
*Net of foreign taxes withheld of:	$—	$—	$—	$31,568
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Global Resources ETF	IQ CBRE NextGen Real Estate ETF	IQ FTSE International Equity Currency Neutral ETF	IQ Chaikin U.S. Large Cap ETF
Investment Income
Dividend income*	$1,054,330	$743,438	$4,495,676	$2,587,365
Securities lending income, net of borrower rebates	1,502	1,341	17,858	7,624
Total investment income	1,055,832	744,779	4,513,534	2,594,989
Expenses
Advisory fees (See Note 3)	57,675	113,249	365,713	360,983
Proxy fees	4,098	4,624	10,113	4,652
Trustee fees	1,054	1,240	8,539	9,848
Legal fees	703	842	5,704	6,585
Compliance fees	1	1	8	10
Miscellaneous	30	30	29	30
Total expenses	63,561	119,986	390,106	382,108
Waivers/Reimbursement (See Note 3)	(1,788)	(504)	(132,653)	(16,473)
Net expenses	61,773	119,482	257,453	365,635
Net investment income	994,059	625,297	4,256,081	2,229,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(613,226)	(10,140,741)	(4,652,142)	1,077,618
In-Kind redemptions	725,516	(220,015)	1,090,833	584,800
Forward foreign currency contracts	—	—	18,594,079	—
Foreign currency transactions	(18,501)	6,144	(153,937)	—
Net realized gain (loss)	93,789	(10,354,612)	14,878,833	1,662,418
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(3,917,850)	1,383,088	(35,060,271)	(11,642,441)
Forward foreign currency contracts	—	—	(7,187,724)	—
Foreign currency translations	(1,347)	(1)	24,057	—
Net change in net unrealized appreciation (depreciation)	(3,919,197)	1,383,087	(42,223,938)	(11,642,441)
Net realized and unrealized gain (loss)	(3,825,408)	(8,971,525)	(27,345,105)	(9,980,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,831,349)	$(8,346,228)	$(23,089,024)	$(7,750,669)
*Net of foreign taxes withheld of:	$36,986	$2,800	$371,258	$4,449
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Chaikin U.S. Small Cap ETF	IQ 500 International ETF	IQ Candriam ESG U.S. Large Cap Equity ETF	IQ Candriam ESG U.S. Mid Cap Equity ETF**
Investment Income
Dividend income*	$1,897,837	$3,888,532	$3,001,511	$1,993
Securities lending income, net of borrower rebates	18,198	54,828	4,150	—
Total investment income	1,916,035	3,943,360	3,005,661	1,993
Expenses
Advisory fees (See Note 3)	375,452	235,016	178,479	148
Trustee fees	5,973	6,563	13,655	4
Proxy fees	5,526	3,485	6,957	—
Legal fees	3,954	4,414	9,560	4
Compliance fees	7	6	13	—
Miscellaneous	30	90	29	2
Total expenses	390,942	249,574	208,693	158
Waivers/Reimbursement (See Note 3)	(9,965)	(11,074)	(23,261)	(10)
Net expenses	380,977	238,500	185,432	148
Net investment income	1,535,058	3,704,860	2,820,229	1,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,630,194	(974,887)	(2,972,530)	—
In-Kind redemptions	1,434,196	2,161,570	10,886,813	—
Foreign currency transactions	—	(184,911)	—	—
Net realized gain (loss)	3,064,390	1,001,772	7,914,283	—
Net change in net unrealized appreciation (depreciation) on:
Investment securities	2,067,592	(28,081,255)	(38,303,571)	179,636
Foreign currency translations	—	33,563	—	—
Net change in net unrealized appreciation (depreciation)	2,067,592	(28,047,692)	(38,303,571)	179,636
Net realized and unrealized gain (loss)	5,131,982	(27,045,920)	(30,389,288)	179,636
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,667,040	$(23,341,060)	$(27,569,059)	$181,481
*Net of foreign taxes withheld of:	$873	$427,487	$—	$—

** Commencement of operations October 25, 2022.
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Candriam ESG International Equity ETF	IQ Healthy Hearts ETF	IQ Engender Equality ETF	IQ Cleaner Transport ETF
Investment Income
Dividend income*	$3,232,020	$50,123	$47,783	$86,651
Securities lending income, net of borrower rebates	18,244	122	40	242
Total investment income	3,250,264	50,245	47,823	86,893
Expenses
Advisory fees (See Note 3)	141,773	15,456	11,801	11,586
Trustee fees	6,370	240	168	197
Legal fees	4,260	145	114	136
Proxy fees	3,405	476	254	344
Compliance fees	7	—	—	—
Miscellaneous	30	29	30	30
Total expenses	155,845	16,346	12,367	12,293
Waivers/Reimbursement (See Note 3)	(10,667)	(413)	(313)	(363)
Net expenses	145,178	15,933	12,054	11,930
Net investment income	3,105,086	34,312	35,769	74,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(3,484,537)	(307,571)	(549,318)	(502,804)
In-Kind redemptions	1,365,593	—	—	(51,933)
Foreign currency transactions	(63,337)	(515)	—	(1,499)
Net realized gain (loss)	(2,182,281)	(308,086)	(549,318)	(556,236)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(26,271,956)	(211,840)	340,818	(273,415)
Foreign currency translations	3,820	(196)	—	(271)
Net change in net unrealized appreciation (depreciation)	(26,268,136)	(212,036)	340,818	(273,686)
Net realized and unrealized gain (loss)	(28,450,417)	(520,122)	(208,500)	(829,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,345,331)	$(485,810)	$(172,731)	$(754,959)
*Net of foreign taxes withheld of:	$302,638	$3,040	$—	$11,760
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2022 (unaudited)
	IQ Clean Oceans ETF	IQ Global Equity R&D Leaders ETF**	IQ U.S. Large Cap R&D Leaders ETF**	IQ U.S. Mid Cap R&D Leaders ETF**
Investment Income
Dividend income*	$49,664	$47,552	$30,841	$17,987
Securities lending income, net of borrower rebates	255	1,220	102	1,082
Total investment income	49,919	48,772	30,943	19,069
Expenses
Advisory fees (See Note 3)	10,907	3,772	3,010	3,390
Proxy fees	279	127	127	173
Trustee fees	163	139	143	143
Legal fees	110	103	105	106
Miscellaneous	30	31	31	31
Total expenses	11,489	4,172	3,416	3,843
Waivers/Reimbursement (See Note 3)	(303)	(274)	(279)	(280)
Net expenses	11,186	3,898	3,137	3,563
Net investment income	38,733	44,874	27,806	15,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(626,466)	(116,574)	(75,297)	(279,337)
Foreign currency transactions	(5,478)	(951)	—	—
Net realized gain (loss)	(631,944)	(117,525)	(75,297)	(279,337)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(204,693)	(516,363)	(361,976)	(129,344)
Foreign currency translations	120	98	—	—
Net change in net unrealized appreciation (depreciation)	(204,573)	(516,265)	(361,976)	(129,344)
Net realized and unrealized gain (loss)	(836,517)	(633,790)	(437,273)	(408,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(797,784)	$(588,916)	$(409,467)	$(393,175)
*Net of foreign taxes withheld of:	$5,427	$5,733	$15	$—

** Commencement of operations February 8, 2022.
See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,710,630	$10,548,049	$25,320	$54,811
Net realized gain (loss)	(37,913,747)	(372,625)	(145,572)	19,891
Net change in net unrealized appreciation (depreciation)	(9,486,215)	(66,883,511)	(79,220)	(399,294)
Net increase (decrease) in net assets resulting from operations	(39,689,332)	(56,708,087)	(199,472)	(324,592)
Distributions to Shareholders	—	(2,417,467)	—	—
Capital Share Transactions
Proceeds from shares created	143,037,626	188,917,002	—	—
Cost of shares redeemed	(211,680,907)	(168,098,260)	(1,278,822)	—
Net increase (decrease) from capital share transactions	(68,643,281)	20,818,742	(1,278,822)	—
Total increase (decrease) in net assets	(108,332,613)	(38,306,812)	(1,478,294)	(324,592)
Net Assets
Beginning of period	757,270,489	795,577,301	3,947,786	4,272,378
End of period	$648,937,876	$757,270,489	$2,469,492	$3,947,786
Changes in Shares Outstanding
Shares outstanding, beginning of period	25,450,000	24,850,000	150,000	150,000
Shares created	4,950,000	6,000,000	—	—
Shares redeemed	(7,350,000)	(5,400,000)	(50,000)	—
Shares outstanding, end of period	23,050,000	25,450,000	100,000	150,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Market Neutral Tracker ETF		IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$193,875	$269,296	$271,811	$338,286
Net realized gain (loss)	(788,282)	(469,965)	(571,474)	483,107
Net change in net unrealized appreciation (depreciation)	59,711	(762,486)	(928,634)	(1,966,934)
Net increase (decrease) in net assets resulting from operations	(534,696)	(963,155)	(1,228,297)	(1,145,541)
Distributions to Shareholders	—	—	—	(108,619)
Capital Share Transactions
Proceeds from shares created	2,520,336	1,306,336	2,338,673	70,457,011
Cost of shares redeemed	(12,512,918)	(1,321,080)	(1,113,140)	(58,385,745)
Net increase (decrease) from capital share transactions	(9,992,582)	(14,744)	1,225,533	12,071,266
Total increase (decrease) in net assets	(10,527,278)	(977,899)	(2,764)	10,817,106
Net Assets
Beginning of period	16,766,944	17,744,843	20,099,131	9,282,025
End of period	$6,239,666	$16,766,944	$20,096,367	$20,099,131
Changes in Shares Outstanding
Shares outstanding, beginning of period	650,000	650,000	800,000	350,000
Shares created	100,000	50,000	100,000	2,600,000
Shares redeemed	(500,000)	(50,000)	(50,000)	(2,150,000)
Shares outstanding, end of period	250,000	650,000	850,000	800,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Event-Driven Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$101,008	$272,146	$373,286	$369,143
Net realized gain (loss)	(567,064)	(406,125)	(1,193,785)	478,553
Net change in net unrealized appreciation (depreciation)	150,499	(1,110,609)	(262,362)	(855,230)
Net increase (decrease) in net assets resulting from operations	(315,557)	(1,244,588)	(1,082,861)	(7,534)
Distributions to Shareholders	—	(266,450)	(326,677)	(307,104)
Capital Share Transactions
Proceeds from shares created	—	13,009,407	—	12,449,377
Cost of shares redeemed	(2,106,030)	(12,378,132)	(16,737,147)	(38,513,996)
Net increase (decrease) from capital share transactions	(2,106,030)	631,275	(16,737,147)	(26,064,619)
Total increase (decrease) in net assets	(2,421,587)	(879,763)	(18,146,685)	(26,379,257)
Net Assets
Beginning of period	8,607,022	9,486,785	26,856,076	53,235,333
End of period	$6,185,435	$8,607,022	$8,709,391	$26,856,076
Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	400,000	1,000,000	1,950,000
Shares created	—	550,000	—	450,000
Shares redeemed	(100,000)	(550,000)	(650,000)	(1,400,000)
Shares outstanding, end of period	300,000	400,000	350,000	1,000,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ S&P High Yield Low Volatility Bond ETF		IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$405,055	$1,410,841	$5,323,044	$1,951,662
Net realized gain (loss)	(963,185)	862,948	(11,214,479)	11,394,354
Net change in net unrealized appreciation (depreciation)	(5,553)	(3,674,682)	2,685,947	(53,357,233)
Net increase (decrease) in net assets resulting from operations	(563,683)	(1,400,893)	(3,205,488)	(40,011,217)
Distributions to Shareholders	(426,880)	(1,750,995)	—	—
Capital Share Transactions
Proceeds from shares created	—	—	34,596,950	212,439,115
Cost of shares redeemed	(2,202,805)	(81,724,575)	(64,100,396)	(327,072,852)
Net increase (decrease) from capital share transactions	(2,202,805)	(81,724,575)	(29,503,446)	(114,633,737)
Total increase (decrease) in net assets	(3,193,368)	(84,876,463)	(32,708,934)	(154,644,954)
Net Assets
Beginning of period	21,345,593	106,222,056	591,633,626	746,278,580
End of period	$18,152,225	$21,345,593	$558,924,692	$591,633,626
Changes in Shares Outstanding
Shares outstanding, beginning of period	950,000	4,250,000	18,600,000	22,200,000
Shares created	—	—	1,100,000	6,350,000
Shares redeemed	(100,000)	(3,300,000)	(2,050,000)	(9,950,000)
Shares outstanding, end of period	850,000	950,000	17,650,000	18,600,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ CBRE NextGen Real Estate ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$994,059	$919,655	$625,297	$774,102
Net realized gain (loss)	93,789	2,389,043	(10,354,612)	5,868,280
Net change in net unrealized appreciation (depreciation)	(3,919,197)	1,624,630	1,383,087	(6,397,027)
Net increase (decrease) in net assets resulting from operations	(2,831,349)	4,933,328	(8,346,228)	245,355
Distributions to Shareholders	(440,800)	—	(846,316)	(1,830,575)
Capital Share Transactions
Proceeds from shares created	8,695,254	14,010,013	2,239,801	8,980,685
Cost of shares redeemed	(3,159,178)	(4,893,460)	(6,328,302)	(19,486,633)
Net increase (decrease) from capital share transactions	5,536,076	9,116,553	(4,088,501)	(10,505,948)
Total increase (decrease) in net assets	2,263,927	14,049,881	(13,281,045)	(12,091,168)
Net Assets
Beginning of period	34,070,390	20,020,509	40,217,968	52,309,136
End of period	$36,334,317	$34,070,390	$26,936,923	$40,217,968
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,000,000	700,000	1,650,000	2,050,000
Shares created	250,000	450,000	100,000	350,000
Shares redeemed	(100,000)	(150,000)	(300,000)	(750,000)
Shares outstanding, end of period	1,150,000	1,000,000	1,450,000	1,650,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ FTSE International Equity Currency Neutral ETF		IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,256,081	$8,517,908	$2,229,354	$3,750,247
Net realized gain (loss)	14,878,833	10,657,101	1,662,418	31,187,167
Net change in net unrealized appreciation (depreciation)	(42,223,938)	(27,937,419)	(11,642,441)	(34,780,530)
Net increase (decrease) in net assets resulting from operations	(23,089,024)	(8,762,410)	(7,750,669)	156,884
Distributions to Shareholders	(5,111,479)	(9,308,477)	(2,036,917)	(3,470,326)
Capital Share Transactions
Proceeds from shares created	38,444,622	3,703,984	4,755,604	15,815,556
Cost of shares redeemed	(10,755,813)	(30,599,986)	(23,403,172)	(11,791,217)
Net increase (decrease) from capital share transactions	27,688,809	(26,896,002)	(18,647,568)	4,024,339
Total increase (decrease) in net assets	(511,694)	(44,966,889)	(28,435,154)	710,897
Net Assets
Beginning of period	265,420,866	310,387,755	306,318,571	305,607,674
End of period	$264,909,172	$265,420,866	$277,883,417	$306,318,571
Changes in Shares Outstanding
Shares outstanding, beginning of period	11,600,000	12,750,000	9,500,000	9,400,000
Shares created	1,900,000	150,000	150,000	450,000
Shares redeemed	(500,000)	(1,300,000)	(750,000)	(350,000)
Shares outstanding, end of period	13,000,000	11,600,000	8,900,000	9,500,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Chaikin U.S. Small Cap ETF		IQ 500 International ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,535,058	$2,616,246	$3,704,860	$7,508,383
Net realized gain (loss)	3,064,390	13,283,068	1,001,772	14,746,590
Net change in net unrealized appreciation (depreciation)	2,067,592	(31,440,047)	(28,047,692)	(30,395,524)
Net increase (decrease) in net assets resulting from operations	6,667,040	(15,540,733)	(23,341,060)	(8,140,551)
Distributions to Shareholders	(1,232,326)	(2,747,303)	(4,256,448)	(8,747,984)
Capital Share Transactions
Proceeds from shares created	55,843,903	31,395,599	16,050,052	39,551,613
Cost of shares redeemed	(9,365,626)	(33,458,171)	(18,150,090)	(56,421,480)
Net increase (decrease) from capital share transactions	46,478,277	(2,062,572)	(2,100,038)	(16,869,867)
Total increase (decrease) in net assets	51,912,991	(20,350,608)	(29,697,546)	(33,758,402)
Net Assets
Beginning of period	186,308,438	206,659,046	210,577,722	244,336,124
End of period	$238,221,429	$186,308,438	$180,880,176	$210,577,722
Changes in Shares Outstanding
Shares outstanding, beginning of period	5,850,000	5,900,000	7,000,000	7,500,000
Shares created	1,750,000	900,000	600,000	1,200,000
Shares redeemed	(300,000)	(950,000)	(600,000)	(1,700,000)
Shares outstanding, end of period	7,300,000	5,850,000	7,000,000	7,000,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Candriam ESG U.S. Large Cap Equity ETF		IQ Candriam ESG U.S. Mid Cap Equity ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Period October 25, 2022* to October 31, 2022 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,820,229	$5,661,377	$1,845
Net realized gain (loss)	7,914,283	32,244,112	—
Net change in net unrealized appreciation (depreciation)	(38,303,571)	(33,254,201)	179,636
Net increase (decrease) in net assets resulting from operations	(27,569,059)	4,651,288	181,481
Distributions to Shareholders	(2,573,994)	(5,632,747)	—
Capital Share Transactions
Proceeds from shares created	25,279,988	125,093,567	5,040,057
Cost of shares redeemed	(50,935,648)	(106,279,575)	—
Net increase (decrease) from capital share transactions	(25,655,660)	18,813,992	5,040,057
Total increase (decrease) in net assets	(55,798,713)	17,832,533	5,221,538
Net Assets
Beginning of period	428,534,850	410,702,317	—
End of period	$372,736,137	$428,534,850	$5,221,538
Changes in Shares Outstanding
Shares outstanding, beginning of period	12,050,000	11,550,000	—
Shares created	750,000	3,250,000	200,000
Shares redeemed	(1,450,000)	(2,750,000)	—
Shares outstanding, end of period	11,350,000	12,050,000	200,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Candriam ESG International Equity ETF		IQ Healthy Hearts ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,105,086	$5,887,425	$34,312	$80,647
Net realized gain (loss)	(2,182,281)	2,216,181	(308,086)	549,101
Net change in net unrealized appreciation (depreciation)	(26,268,136)	(25,216,237)	(212,036)	(247,569)
Net increase (decrease) in net assets resulting from operations	(25,345,331)	(17,112,631)	(485,810)	382,179
Distributions to Shareholders	(3,988,238)	(5,802,531)	(41,834)	(80,268)
Capital Share Transactions
Proceeds from shares created	18,117,717	48,137,169	1,282,189	4,190,216
Cost of shares redeemed	(6,369,389)	(13,374,956)	—	(4,158,314)
Net increase (decrease) from capital share transactions	11,748,328	34,762,213	1,282,189	31,902
Total increase (decrease) in net assets	(17,585,241)	11,847,051	754,545	333,813
Net Assets
Beginning of period	198,798,155	186,951,104	6,893,257	6,559,444
End of period	$181,212,914	$198,798,155	$7,647,802	$6,893,257
Changes in Shares Outstanding
Shares outstanding, beginning of period	7,600,000	6,400,000	250,000	250,000
Shares created	750,000	1,650,000	50,000	150,000
Shares redeemed	(250,000)	(450,000)	—	(150,000)
Shares outstanding, end of period	8,100,000	7,600,000	300,000	250,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Engender Equality ETF		IQ Cleaner Transport ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021* to April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021* to April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$35,769	$50,111	$74,963	$32,833
Net realized gain (loss)	(549,318)	12,314	(556,236)	(97,242)
Net change in net unrealized appreciation (depreciation)	340,818	(847,517)	(273,686)	(1,201,606)
Net increase (decrease) in net assets resulting from operations	(172,731)	(785,092)	(754,959)	(1,266,015)
Distributions to Shareholders	(38,923)	(40,598)	(69,644)	(27,324)
Capital Share Transactions
Proceeds from shares created	—	7,534,928	—	8,587,414
Cost of shares redeemed	—	(1,253,372)	(962,510)	(1,116,668)
Net increase (decrease) from capital share transactions	—	6,281,556	(962,510)	7,470,746
Total increase (decrease) in net assets	(211,654)	5,455,866	(1,787,113)	6,177,407
Net Assets
Beginning of period	5,455,866	—	6,177,407	—
End of period	$5,244,212	$5,455,866	$4,390,294	$6,177,407
Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	—	300,000	—
Shares created	—	300,000	—	350,000
Shares redeemed	—	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	250,000	250,000	250,000	300,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Clean Oceans ETF		IQ Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021* to April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 9, 2022* to April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$38,733	$51,936	$44,874	$23,275
Net realized gain (loss)	(631,944)	11,942	(117,525)	(4,103)
Net change in net unrealized appreciation (depreciation)	(204,573)	(912,579)	(516,265)	(553,303)
Net increase (decrease) in net assets resulting from operations	(797,784)	(848,701)	(588,916)	(534,131)
Distributions to Shareholders	(46,365)	(34,323)	(48,654)	(11,114)
Capital Share Transactions
Proceeds from shares created	—	7,404,302	—	6,223,519
Cost of shares redeemed	—	(1,264,476)	—	(1,220,944)
Net increase (decrease) from capital share transactions	—	6,139,826	—	5,002,575
Total increase (decrease) in net assets	(844,149)	5,256,802	(637,570)	4,457,330
Net Assets
Beginning of period	5,256,802	—	4,457,330	—
End of period	$4,412,653	$5,256,802	$3,819,760	$4,457,330
Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	—	200,000	—
Shares created	—	300,000	—	250,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period	250,000	250,000	200,000	200,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ U.S. Large Cap R&D Leaders ETF		IQ U.S. Mid Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 9, 2022* to April 30, 2022	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 9, 2022* to April 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$27,806	$13,366	$15,506	$6,772
Net realized gain (loss)	(75,297)	44,314	(279,337)	76,601
Net change in net unrealized appreciation (depreciation)	(361,976)	(542,222)	(129,344)	(602,359)
Net increase (decrease) in net assets resulting from operations	(409,467)	(484,542)	(393,175)	(518,986)
Distributions to Shareholders	(29,236)	(8,288)	(14,558)	(6,272)
Capital Share Transactions
Proceeds from shares created	—	6,245,569	—	6,290,485
Cost of shares redeemed	—	(1,258,771)	—	(1,266,526)
Net increase (decrease) from capital share transactions	—	4,986,798	—	5,023,959
Total increase (decrease) in net assets	(438,703)	4,493,968	(407,733)	4,498,701
Net Assets
Beginning of period	4,493,968	—	4,498,701	—
End of period	$4,055,265	$4,493,968	$4,090,968	$4,498,701
Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	200,000	—
Shares created	—	250,000	—	250,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$29.76	$32.02	$29.41	$30.29	$30.39	$29.15
Income from Investment Operations
Net investment income(a)(b)	0.32	0.41	0.42	0.75	0.72	0.56
Net realized and unrealized gain (loss)	(1.93)	(2.65)	2.79	(1.04)	(0.27)	0.68
Distributions of net realized gains from investments in other investment companies	—	0.07	0.03	0.00(c)	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(1.61)	(2.17)	3.24	(0.29)	0.45	1.24
Distributions from:
Net investment income	—	(0.09)	(0.63)	(0.59)	(0.55)	—
Net asset value, end of period	$28.15	$29.76	$32.02	$29.41	$30.29	$30.39
Market price, end of period	$28.12	$29.75	$32.01	$29.34	$30.28	$30.38
Total Return
Total investment return based on net asset value(d)	(5.39)%	(6.80)%	11.01%	(1.04)%	1.56%	4.24%
Total investment return based on market price(e)	(5.48)%	(6.80)%	11.26%	(1.26)%	1.56%	4.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$648,938	$757,270	$795,577	$739,660	$993,422	$1,124,278
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.56%(g)	0.54%	0.54%	0.54%	0.54%	0.64%
Expenses excluding waivers/ reimbursements(f)	0.78%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	2.18%(g)	1.29%	1.35%	2.49%	2.40%	1.87%
Portfolio turnover rate(h)	(55)%	138%	163%	166%	137%	164%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$26.32	$28.48	$25.52	$26.26	$26.35	$25.46
Income from Investment Operations
Net investment income(a)(b)	0.23	0.37	0.34	0.56	0.44	0.39
Net realized and unrealized gain (loss)	(1.86)	(2.63)	3.30	(0.94)	(0.25)	0.50
Distributions of net realized gains from investments in other investment companies	—	0.10	0.03	—	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(1.63)	(2.16)	3.67	(0.38)	0.19	0.89
Distributions from:
Net investment income	—	—	(0.71)	(0.36)	(0.28)	—
Net asset value, end of period	$24.69	$26.32	$28.48	$25.52	$26.26	$26.35
Market price, end of period	$24.68	$26.28	$28.48	$25.36	$26.24	$26.34
Total Return
Total investment return based on net asset value(d)	(6.18)%	(7.60)%	14.44%	(1.51)%	0.77%	3.50%
Total investment return based on market price(e)	(6.09)%	(7.73)%	15.13%	(2.04)%	0.74%	3.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,469	$3,948	$4,272	$3,827	$5,251	$6,588
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.45%(g)	0.41%	0.41%	0.54%	0.76%	0.75%
Expenses excluding waivers/ reimbursements(f)	0.70%(g)	0.76%	0.76%	0.76%	0.76%	0.75%
Net investment income (loss)(b)	1.75%(g)	1.31%	1.23%	2.13%	1.70%	1.47%
Portfolio turnover rate(h)	61%	83%	104%	104%	82%	152%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.80	$27.30	$25.65	$26.23	$25.58	$25.25
Income from Investment Operations
Net investment income(a)(b)	0.52	0.42	0.40	0.62	0.55	0.41
Net realized and unrealized gain (loss)	(1.36)	(2.06)	1.79	(0.76)	0.10	(0.08)
Distributions of net realized gains from investments in other investment companies	—	0.14	0.03	—	—	—
Net increase (decrease) in net assets resulting from investment operations	(0.84)	(1.50)	2.22	(0.14)	0.65	0.33
Distributions from:
Net investment income	—	—	(0.57)	(0.44)	—	—
Net asset value, end of period	$24.96	$25.80	$27.30	$25.65	$26.23	$25.58
Market price, end of period	$24.95	$25.79	$27.30	$25.63	$26.23	$25.58
Total Return
Total investment return based on net asset value(c)	(3.27)%	(5.51)%	8.65%	(0.62)%	2.56%	1.29%
Total investment return based on market price(d)	(3.26)%	(5.53)%	8.74%	(0.69)%	2.54%	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,240	$16,767	$17,745	$17,956	$15,741	$12,790
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(e)	0.45%(f)	0.41%	0.41%	0.53%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(e)	0.71%(f)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	4.04%(f)	1.54%	1.51%	2.36%	2.15%	1.61%
Portfolio turnover rate(g)	64%	135%	116%	77%	107%	165%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.12	$26.52	$21.40	$21.53	$21.91	$20.36
Income from Investment Operations
Net investment income(a)(b)	0.33	0.51	0.44	0.51	0.44	0.41
Net realized and unrealized gain (loss)	(1.81)	(1.79)	5.19	(0.29)	0.13	1.22
Distributions of net realized gains from investments in other investment companies	—	0.04	0.01	—	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(1.48)	(1.24)	5.64	0.22	0.57	1.63
Distributions from:
Net investment income	—	(0.16)	(0.52)	(0.35)	(0.95)	(0.08)
Net asset value, end of period	$23.64	$25.12	$26.52	$21.40	$21.53	$21.91
Market price, end of period	$23.64	$25.13	$26.53	$21.52	$21.54	$21.93
Total Return
Total investment return based on net asset value(d)	(5.90)%	(4.74)%	26.42%	0.93%	3.07%	8.02%
Total investment return based on market price(e)	(5.93)%	(4.75)%	25.76%	1.46%	2.91%	8.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,096	$20,099	$9,282	$10,699	$6,459	$8,764
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.44%(g)	0.41%	0.41%	0.51%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.67%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	2.71%(g)	1.88%	1.80%	2.35%	2.06%	1.89%
Portfolio turnover rate(h)	29%	71%	156%	136%	95%	77%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.52	$23.72	$20.88	$21.26	$20.93	$20.59
Income from Investment Operations
Net investment income(a)(b)	0.27	0.44	0.50	0.73	0.74	0.55
Net realized and unrealized gain (loss)	(1.17)	(2.38)	3.39	(0.66)	0.46	0.26
Distributions of net realized gains from investments in other investment companies	—	0.05	0.00(c)	—	—	—
Net increase (decrease) in net assets resulting from investment operations	(0.90)	(1.89)	3.89	0.07	1.20	0.81
Distributions from:
Net investment income	—	(0.31)	(1.05)	(0.45)	(0.87)	(0.47)
Net asset value, end of period	$20.62	$21.52	$23.72	$20.88	$21.26	$20.93
Market price, end of period	$20.63	$21.52	$23.73	$20.86	$21.27	$20.93
Total Return
Total investment return based on net asset value(d)	(4.19)%	(8.05)%	18.65%	0.25%	6.12%	3.93%
Total investment return based on market price(e)	(4.14)%	(8.09)%	18.86%	0.11%	6.13%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,185	$8,607	$9,487	$8,354	$4,253	$3,139
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.45%(g)	0.41%	0.41%	0.50%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.70%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	2.58%(g)	1.90%	2.19%	3.48%	3.54%	2.64%
Portfolio turnover rate(h)	42%	50%	69%	77%	34%	41%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Real Return ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$26.86	$27.30	$26.94	$27.83	$27.47	$27.25
Income from Investment Operations
Net investment income(a)(b)	0.66	0.22	0.15	0.54	0.49	0.30
Net realized and unrealized gain (loss)	(2.10)	(0.57)	0.44	(0.84)	0.22	0.21
Distributions of net realized gains from investments in other investment companies	—	0.11	0.04	0.00(c)	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(1.44)	(0.24)	0.63	(0.30)	0.71	0.51
Distributions from:
Net investment income	(0.54)	(0.20)	(0.27)	(0.59)	(0.35)	(0.29)
Net asset value, end of period	$24.88	$26.86	$27.30	$26.94	$27.83	$27.47
Market price, end of period	$24.85	$26.89	$27.29	$26.86	$27.80	$27.47
Total Return
Total investment return based on net asset value(d)	(5.47)%	(0.90)%	2.33%	(1.13)%	2.64%	1.89%
Total investment return based on market price(e)	(5.65)%	(0.77)%	2.60%	(1.33)%	2.53%	1.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,709	$26,856	$53,235	$51,188	$57,046	$45,319
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.28%(g)	0.21%	0.21%	0.21%	0.37%	0.49%
Expenses excluding waivers/ reimbursements(f)	0.34%(g)	0.47%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)(b)	4.98%(g)	0.78%	0.56%	1.95%	1.77%	1.10%
Portfolio turnover rate(h)	8%	114%	66%	68%	97%	101%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.47	$24.99	$23.86	$24.76	$24.36	$25.20
Income from Investment Operations
Net investment income(a)(b)	0.47	0.80	0.93	1.01	1.07	0.99
Net realized and unrealized gain (loss)	(1.09)	(2.40)	1.16	(0.81)	0.41	(0.88)
Net increase (decrease) in net assets resulting from investment operations	(0.63)	(1.60)	2.09	0.20	1.48	0.11
Distributions from:
Net investment income	(0.49)	(0.92)	(0.96)	(1.10)	(1.08)	(0.95)
Net asset value, end of period	$21.36	$22.47	$24.99	$23.86	$24.76	$24.36
Market price, end of period	$21.37	$22.31	$25.02	$24.03	$24.78	$24.32
Total Return
Total investment return based on net asset value(c)	(2.83)%	(6.67)%	8.89%	0.71%	6.31%	0.39%
Total investment return based on market price(d)	(2.03)%	(7.44)%	8.23%	1.34%	6.56%	(0.36)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,152	$21,346	$106,222	$51,295	$65,626	$107,192
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(e)	0.42%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses excluding waivers/ reimbursements(e)	0.44%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Net investment income (loss)(b)	4.29%(f)	3.23%	3.72%	4.04%	4.42%	3.97%
Portfolio turnover rate(g)	49%	99%	105%	105%	83%	75%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$31.81	$33.62	$31.53	$31.50	$30.72	$30.21
Income from Investment Operations
Net investment income(a)(b)	0.30	0.09	0.31	0.14	0.07	0.10
Net realized and unrealized gain (loss)	(0.44)	(1.90)	2.55	(0.11)	0.71	0.41(c)
Distributions of net realized gains from investments in other investment companies	—	0.00(d)	0.00(d)	0.00(d)	—	—
Net increase (decrease) in net assets resulting from investment operations	(0.14)	(1.81)	2.86	0.03	0.78	0.51
Distributions from:
Net investment income	—	—	(0.77)	—	—	—
Net asset value, end of period	$31.67	$31.81	$33.62	$31.53	$31.50	$30.72
Market price, end of period	$31.60	$31.78	$33.67	$31.45	$31.48	$30.75
Total Return
Total investment return based on net asset value(e)	(0.45)%	(5.38)%	9.07%	0.10%	2.52%	1.69%
Total investment return based on market price(f)	(0.57)%	(5.61)%	9.53%	(0.10)%	2.37%	1.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$558,925	$591,634	$746,279	$723,582	$985,800	$525,386
Ratio to average net assets of:
Expenses(g)	0.78%(h)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.90%(h)	0.28%	0.94%	0.42%	0.21%	0.34%
Portfolio turnover rate(i)	142%	314%	313%	308%	337%	329%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Resources ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$34.07	$28.60	$24.16	$26.97	$27.76	$25.82
Income from Investment Operations
Net investment income(a)(b)	0.82	1.05	0.71	0.66	0.65	0.68
Net realized and unrealized gain (loss)	(2.94)	4.42	6.27	(3.00)	(1.24)	1.26
Distributions of net realized gains from investments in other investment companies	—	—	0.01	0.00(c)	—	—
Net increase (decrease) in net assets resulting from investment operations	(2.12)	5.47	6.99	(2.34)	(0.59)	1.94
Distributions from:
Net investment income	(0.35)	—	(2.55)	(0.47)	(0.20)	—
Net asset value, end of period	$31.60	$34.07	$28.60	$24.16	$26.97	$27.76
Market price, end of period	$31.56	$33.92	$28.55	$23.99	$27.06	$27.65
Total Return
Total investment return based on net asset value(d)	(6.20)%	19.11%	30.07%	(8.89)%	(2.08)%	7.50%
Total investment return based on market price(e)	(5.88)%	18.81%	30.76%	(9.81)%	(1.38)%	6.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,334	$34,070	$20,021	$22,948	$175,312	$238,712
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.32%(g)	0.43%	0.76%	0.76%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.33%(g)	0.43%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	5.17%(g)	3.40%	2.70%	2.48%	2.37%	2.51%
Portfolio turnover rate(h)	8%	77%	98%	100%	132%	235%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ CBRE NextGen Real Estate ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.37	$25.52	$17.32	$25.13	$24.14	$27.14
Income from Investment Operations
Net investment income(a)(b)	0.40	0.41	0.33	0.66	0.79	0.88
Net realized and unrealized gain (loss)	(5.64)	(0.58)	8.67	(7.16)	1.81	(2.53)
Net increase (decrease) in net assets resulting from investment operations	(5.24)	(0.17)	9.00	(6.50)	2.60	(1.65)
Distributions from:
Net investment income	(0.55)	(0.98)	(0.32)	(0.62)	(0.78)	(0.85)
Return of capital	—	—	(0.48)	(0.69)	(0.83)	(0.50)
Total distributions from net investment income and return of capital	(0.55)	(0.98)	(0.80)	(1.31)	(1.61)	(1.35)
Net asset value, end of period	$18.58	$24.37	$25.52	$17.32	$25.13	$24.14
Market price, end of period	$18.56	$24.35	$25.51	$17.30	$25.12	$24.12
Total Return
Total investment return based on net asset value(c)	(21.77)%	(0.76)%	53.54%	(27.15)%	11.16%	(6.37)%
Total investment return based on market price(d)	(21.75)%	(0.84)%	53.68%	(27.21)%	11.24%	(6.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,937	$40,218	$52,309	$40,702	$71,615	$82,089
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(e)	0.70%(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/ reimbursements(e)	0.70%(f)	—%	—%	—%	—%	—%
Net investment income (loss)(b)	3.66%(f)	1.58%	1.66%	2.72%	3.11%	3.36%
Portfolio turnover rate(g)	106%	31%	38%	26%	26%	27%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.88	$24.34	$18.02	$20.59	$21.63	$19.68
Income from Investment Operations
Net investment income(a)(b)	0.37	0.67	0.51	0.56	0.62	0.60
Net realized and unrealized gain (loss)	(2.42)	(1.40)	6.28	(2.51)	(0.77)	1.89
Net increase (decrease) in net assets resulting from investment operations	(2.05)	(0.73)	6.79	(1.95)	(0.15)	2.49
Distributions from:
Net investment income	(0.45)	(0.73)	(0.47)	(0.62)	(0.70)	(0.54)
Net realized gain	—	—	—	—	(0.19)	0.00(c)
Total distributions from net investment income and realized gains	(0.45)	(0.73)	(0.47)	(0.62)	(0.89)	(0.54)
Net asset value, end of period	$20.38	$22.88	$24.34	$18.02	$20.59	$21.63
Market price, end of period	$20.39	$22.60	$24.36	$17.83	$20.65	$21.60
Total Return
Total investment return based on net asset value(d)	(9.01)%	(3.16)%	38.14%	(9.74)%	(0.42)%	12.84%
Total investment return based on market price(e)	(7.82)%	(4.45)%	39.70%	(10.94)%	(0.03)%	12.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,909	$265,421	$310,388	$249,575	$281,079	$578,517
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.21%(g)	0.20%	0.20%	0.20%	0.20%	0.22%
Expenses excluding waivers/ reimbursements(f)	0.32%(g)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income (loss)(b)	3.46%(g)	2.72%	2.41%	2.78%	3.03%	2.87%
Portfolio turnover rate(h)	5%	10%	10%	8%	13%	10%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,				For the Period December 13, 2017(a) to April 30, 2018
		2022	2021	2020	2019
Net asset value, beginning of period	$32.24	$32.51	$21.95	$24.75	$25.30	$25.05
Income from Investment Operations
Net investment income(b)(c)	0.24	0.40	0.38	0.58	0.48	0.15
Net realized and unrealized gain (loss)	(1.04)	(0.30)	10.60	(2.80)	(0.53)	0.18(d)
Net increase (decrease) in net assets resulting from investment operations	(0.80)	0.10	10.98	(2.22)	(0.05)	0.33
Distributions from:
Net investment income	(0.22)	(0.37)	(0.42)	(0.58)	(0.50)	(0.08)
Net asset value, end of period	$31.22	$32.24	$32.51	$21.95	$24.75	$25.30
Market price, end of period	$31.22	$32.25	$32.54	$21.92	$24.75	$25.30
Total Return
Total investment return based on net asset value(e)	(2.46)%	0.24%	50.46%	(9.04)%	(0.13)%	1.31%
Total investment return based on market price(f)	(2.47)%	0.17%	50.82%	(9.18)%	(0.13)%	1.32%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,883	$306,319	$305,608	$220,630	$278,412	$320,000
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(h)	0.25%(i)	0.25%	0.25%	0.25%	0.25%	0.25%(i)
Expenses excluding waivers/ reimbursements(h)	0.26%(i)	0.26%	0.26%	0.26%	0.26%	0.26%(i)
Net investment income (loss)(c)	1.54%(i)	1.17%	1.43%	2.35%	1.97%	1.59%(i)
Portfolio turnover rate(j)	2%	65%	68%	58%	52%	94%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
Assumes investment at the net asset value at the beginning of the period.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,				For the Period May 16, 2017(a) to April 30, 2018
		2022	2021	2020	2019
Net asset value, beginning of period	$31.85	$35.03	$20.02	$25.72	$27.13	$25.16
Income from Investment Operations
Net investment income(b)(c)	0.23	0.44	0.35	0.28	0.27	0.16
Net realized and unrealized gain (loss)	0.73	(3.16)	15.01	(5.72)	(1.39)	1.93
Net increase (decrease) in net assets resulting from investment operations	0.96	(2.72)	15.36	(5.44)	(1.12)	2.09
Distributions from:
Net investment income	(0.18)	(0.46)	(0.35)	(0.26)	(0.29)	(0.12)
Net asset value, end of period	$32.63	$31.85	$35.03	$20.02	$25.72	$27.13
Market price, end of period	$32.69	$31.83	$35.03	$20.02	$25.72	$27.14
Total Return
Total investment return based on net asset value(d)	3.06%	(7.89)%	77.31%	(21.35)%	(4.10)%	8.33%
Total investment return based on market price(e)	3.31%	(7.95)%	77.34%	(21.34)%	(4.14)%	8.36%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,221	$186,308	$206,659	$103,108	$348,555	$465,347
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.36%(h)	0.35%	0.35%	0.35%	0.35%	0.35%(h)
Expenses excluding waivers/ reimbursements(g)	0.36%(h)	0.36%	0.36%	0.36%	0.36%	0.36%(h)
Net investment income (loss)(c)	1.43%(h)	1.24%	1.29%	1.14%	1.01%	0.61%(h)
Portfolio turnover rate(i)	2%	64%	76%	43%	57%	106%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 500 International ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,			For the Period December 13, 2018(a) to April 30, 2019
		2022	2021	2020
Net asset value, beginning of period	$30.08	$32.58	$22.29	$27.64	$25.50
Income from Investment Operations
Net investment income(b)(c)	0.55	1.03	0.77	0.72	0.39
Net realized and unrealized gain (loss)	(4.12)	(2.35)	10.19	(5.40)	1.77
Net increase (decrease) in net assets resulting from investment operations	(3.57)	(1.32)	10.96	(4.68)	2.16
Distributions from:
Net investment income	(0.67)	(1.18)	(0.67)	(0.67)	(0.02)
Net asset value, end of period	$25.84	$30.08	$32.58	$22.29	$27.64
Market price, end of period	$25.94	$29.74	$32.52	$22.10	$27.65
Total Return
Total investment return based on net asset value(d)	(12.03)%	(4.29)%	49.88%	(17.33)%	8.47%
Total investment return based on market price(e)	(10.66)%	(5.21)%	50.94%	(18.07)%	8.52%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$180,880	$210,578	$244,336	$218,451	$85,675
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.25%(g)	0.25%	0.25%	0.25%	0.25%(h)
Expenses excluding waivers/ reimbursements(g)	0.27%(g)	0.26%	0.26%	0.26%	0.26%(h)
Net investment income (loss)(c)	3.94%(g)	3.15%	2.86%	2.81%	3.90%(h)
Portfolio turnover rate(i)	17%	19%	9%	13%	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,		For the Period December 17, 2019(a) to April 30, 2020
		2022	2021
Net asset value, beginning of period	$35.56	$35.56	$24.13	$25.18
Income from Investment Operations
Net investment income(b)(c)	0.24	0.46	0.42	0.15
Net realized and unrealized gain (loss)	(2.74)	(0.01)	11.32	(1.08)
Net increase (decrease) in net assets resulting from investment operations	(2.50)	0.45	11.74	(0.93)
Distributions from:
Net investment income	(0.22)	(0.45)	(0.31)	(0.12)
Net asset value, end of period	$32.84	$35.56	$35.56	$24.13
Market price, end of period	$32.84	$35.58	$35.57	$24.12
Total Return
Total investment return based on net asset value(d)	(7.04)%	1.21%	48.85%	(3.59)%
Total investment return based on market price(e)	(7.07)%	1.23%	49.00%	(3.64)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372,736	$428,535	$410,702	$6,034
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.09%(h)	0.09%	0.09%	0.09%(h)
Expenses excluding waivers/reimbursements(g)	0.11%(h)	0.10%	0.10%	0.11%(h)
Net investment income (loss)(c)	1.42%(h)	1.21%	1.35%	1.67%(h)
Portfolio turnover rate(i)	16%	5%	21%	12%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Candriam ESG U.S. Mid Cap Equity ETF
For the Period October 25, 2022(a) to October 31, 2022
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.01
Net realized and unrealized gain (loss)	1.10
Net increase (decrease) in net assets resulting from investment operations	1.11
Distributions from:
Net asset value, end of period	$26.11
Market price, end of period	$26.12
Total Return
Total investment return based on net asset value(d)	3.60%
Total investment return based on market price(e)	3.65%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,222
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15%(h)
Expenses excluding waivers/reimbursements(g)	0.16%(h)
Net investment income (loss)(c)	1.87%(h)
Portfolio turnover rate(i)	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG International Equity ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30,		For the Period December 17, 2019(a) to April 30, 2020
		2022	2021
Net asset value, beginning of period	$26.16	$29.21	$21.00	$25.19
Income from Investment Operations
Net investment income(b)(c)	0.39	0.85	0.62	0.26
Net realized and unrealized gain (loss)	(3.66)	(3.05)	8.01	(4.34)
Net increase (decrease) in net assets resulting from investment operations	(3.27)	(2.20)	8.63	(4.08)
Distributions from:
Net investment income	(0.52)	(0.85)	(0.42)	(0.11)
Net asset value, end of period	$22.37	$26.16	$29.21	$21.00
Market price, end of period	$22.42	$25.79	$29.25	$20.87
Total Return
Total investment return based on net asset value(d)	(12.56)%	(7.82)%	41.45%	(16.18)%
Total investment return based on market price(e)	(11.12)%	(9.25)%	42.51%	(16.68)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,213	$198,798	$186,951	$46,196
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15%(h)	0.15%	0.15%	0.15%(h)
Expenses excluding waivers/reimbursements(g)	0.16%(h)	0.16%	0.16%	0.16%(h)
Net investment income (loss)(c)	3.29%(h)	2.90%	2.41%	3.20%(h)
Portfolio turnover rate(i)	14%	10%	21%	3%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Healthy Hearts ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Year Ended April 30, 2022	For the Period January 14, 2021(a) to April 30, 2021
Net asset value, beginning of period	$27.57	$26.24	$24.93
Income from Investment Operations
Net investment income(b)(c)	0.13	0.32	0.14
Net realized and unrealized gain (loss)	(2.05)	1.33	1.26
Net increase (decrease) in net assets resulting from investment operations	(1.92)	1.65	1.40
Distributions from:
Net investment income	(0.16)	(0.32)	(0.09)
Net asset value, end of period	$25.49	$27.57	$26.24
Market price, end of period	$25.52	$27.51	$26.28
Total Return
Total investment return based on net asset value(d)	(6.98)%	6.32%	5.62%
Total investment return based on market price(e)	(6.66)%	5.89%	5.77%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,648	$6,893	$6,559
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.46%(h)	0.45%	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.48%(h)	0.47%	0.46%(h)
Net investment income (loss)(c)	1.00%(h)	1.15%	1.92%(h)
Portfolio turnover rate(i)	28%	31%	14%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Engender Equality ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.82	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.14	0.20
Net realized and unrealized gain (loss)	(0.82)	(3.22)
Net increase (decrease) in net assets resulting from investment operations	(0.68)	(3.02)
Distributions from:
Net investment income	(0.16)	(0.16)
Net asset value, end of period	$20.98	$21.82
Market price, end of period	$20.98	$21.79
Total Return
Total investment return based on net asset value(d)	(3.12)%	(12.10)%
Total investment return based on market price(e)	(2.96)%	(12.24)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,244	$5,456
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.46%(h)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.47%(h)	0.46%(h)
Net investment income (loss)(c)	1.36%(h)	1.61%(h)
Portfolio turnover rate(i)	46%	35%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Cleaner Transport ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$20.59	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.28	0.13
Net realized and unrealized gain (loss)	(3.06)	(4.45)
Net increase (decrease) in net assets resulting from investment operations	(2.78)	(4.32)
Distributions from:
Net investment income	(0.25)	(0.09)
Net asset value, end of period	$17.56	$20.59
Market price, end of period	$17.54	$20.24
Total Return
Total investment return based on net asset value(d)	(13.57)%	(17.30)%
Total investment return based on market price(e)	(12.17)%	(18.72)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,390	$6,177
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.46%(h)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.48%(h)	0.46%(h)
Net investment income (loss)(c)	2.91%(h)	1.00%(h)
Portfolio turnover rate(i)	32%	19%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Clean Oceans ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period October 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.03	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.15	0.24
Net realized and unrealized gain (loss)	(3.34)	(4.07)
Net increase (decrease) in net assets resulting from investment operations	(3.19)	(3.83)
Distributions from:
Net investment income	(0.19)	(0.14)
Net asset value, end of period	$17.65	$21.03
Market price, end of period	$17.63	$20.84
Total Return
Total investment return based on net asset value(d)	(15.22)%	(15.36)%
Total investment return based on market price(e)	(14.55)%	(16.13)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,413	$5,257
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.46%(h)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.47%(h)	0.46%(h)
Net investment income (loss)(c)	1.60%(h)	1.93%(h)
Portfolio turnover rate(i)	45%	25%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$22.29	$24.92
Income from Investment Operations
Net investment income(b)(c)	0.22	0.12
Net realized and unrealized gain (loss)	(3.17)	(2.69)
Net increase (decrease) in net assets resulting from investment operations	(2.95)	(2.57)
Distributions from:
Net investment income	(0.24)	(0.06)
Net asset value, end of period	$19.10	$22.29
Market price, end of period	$19.11	$22.12
Total Return
Total investment return based on net asset value(d)	(13.27)%	(10.35)%
Total investment return based on market price(e)	(12.56)%	(11.03)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,820	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.19%(h)	0.18%(h)
Expenses excluding waivers/reimbursements(g)	0.20%(h)	0.19%(h)
Net investment income (loss)(c)	2.14%(h)	2.15%(h)
Portfolio turnover rate(i)	14%	12%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ U.S. Large Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$22.47	$24.83
Income from Investment Operations
Net investment income(b)(c)	0.14	0.07
Net realized and unrealized gain (loss)	(2.18)	(2.39)
Net increase (decrease) in net assets resulting from investment operations	(2.04)	(2.32)
Distributions from:
Net investment income	(0.15)	(0.04)
Net asset value, end of period	$20.28	$22.47
Market price, end of period	$20.29	$22.45
Total Return
Total investment return based on net asset value(d)	(9.11)%	(9.37)%
Total investment return based on market price(e)	(8.97)%	(9.43)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,055	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15%(h)	0.14%(h)
Expenses excluding waivers/reimbursements(g)	0.16%(h)	0.15%(h)
Net investment income (loss)(c)	1.29%(h)	1.21%(h)
Portfolio turnover rate(i)	11%	3%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ U.S. Mid Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2022 (unaudited)	For the Period February 8, 2022(a) to April 30, 2022
Net asset value, beginning of period	$22.49	$25.05
Income from Investment Operations
Net investment income(b)(c)	0.08	0.03
Net realized and unrealized gain (loss)	(2.05)	(2.56)
Net increase (decrease) in net assets resulting from investment operations	(1.97)	(2.53)
Distributions from:
Net investment income	(0.07)	(0.03)
Net asset value, end of period	$20.45	$22.49
Market price, end of period	$20.46	$22.49
Total Return
Total investment return based on net asset value(d)	(8.73)%	(10.10)%
Total investment return based on market price(e)	(8.70)%	(10.11)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,091	$4,499
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.17%(h)	0.16%(h)
Expenses excluding waivers/reimbursements(g)	0.18%(h)	0.17%(h)
Net investment income (loss)(c)	0.73%(h)	0.61%(h)
Portfolio turnover rate(i)	35%	8%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Assumes investment at the net asset value at the beginning of the period.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2022 (unaudited)
1. ORGANIZATION
IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twenty-four operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.
Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).
Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Hedge Macro Tracker ETF*	Diversified	June 9, 2009
IQ Hedge Market Neutral Tracker ETF*	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF*	Diversified	March 24, 2015
IQ Hedge Event-Driven Tracker ETF*	Diversified	March 24, 2015
IQ Real Return ETF	Diversified	October 27, 2009
IQ S&P High Yield Low Volatility Bond ETF	Diversified	February 15, 2017
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ CBRE NextGen Real Estate ETF	Diversified	June 14, 2011
IQ FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
IQ Chaikin U.S. Large Cap ETF	Diversified	December 13, 2017
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ 500 International ETF	Diversified	December 13, 2018
IQ Candriam ESG U.S. Large Cap Equity ETF	Diversified	December 17, 2019
IQ Candriam ESG U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
IQ Candriam ESG International Equity ETF	Diversified	December 17, 2019
IQ Healthy Hearts ETF	Non-diversified	January 14, 2021
IQ Engender Equality ETF	Non-diversified	October 21, 2021
IQ Cleaner Transport ETF	Non-diversified	October 21, 2021
IQ Clean Oceans ETF	Non-diversified	October 21, 2021
IQ Global Equity R&D Leaders ETF	Non-diversified	February 8, 2022
IQ U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
IQ U.S. Mid Cap R&D Leaders ETF	Non-diversified	February 8, 2022

*
Funds are “fund of funds”, meaning that they seek to achieve their investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:
Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Real Return ETF	Bloomberg IQ Multi-Asset Inflation Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Global Resources ETF	IQ Global Resources Index
IQ CBRE NextGen Real Estate ETF	IQ CBRE NextGen Real Estate Index
IQ FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ Chaikin U.S. Large Cap ETF	NASDAQ Chaikin Power U.S. Large Cap Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index
IQ 500 International ETF	IQ 500 International Index
IQ Candriam ESG U.S. Large Cap Equity ETF	IQ Candriam ESG US Equity Index
IQ Candriam ESG U.S. Mid Cap Equity ETF	IQ Candriam ESG U.S. Mid Cap Equity Index
IQ Candriam ESG International Equity ETF	IQ Candriam ESG International Equity Index
IQ Healthy Hearts ETF	IQ Candriam Healthy Hearts Index
IQ Engender Equality ETF	Solactive Equileap US Select Gender Equality Index
IQ Cleaner Transport ETF	IQ Candriam Cleaner Transport Index
IQ Clean Oceans ETF	IQ Candriam Clean Oceans Index
IQ Global Equity R&D Leaders ETF	IQ Global Equity R&D Leaders Index
IQ U.S. Large Cap R&D Leaders ETF	IQ U.S. Large Cap R&D Leaders Index
IQ U.S. Mid Cap R&D Leaders ETF	IQ U.S. Mid Cap R&D Leaders Index
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown,

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the New York Stock Exchange Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as the method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.
Over-the-counter (“OTC”) traded financial Instruments, forward foreign currency contracts and currency-related derivatives, are normally valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.
If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
A Fund may sweep uninvested cash balances into a money market fund, either the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”) or the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). The Dreyfus Institutional Fund and the BlackRock Liquidity Fund seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund and the BlackRock Liquidity Fund have no redemption restriction and are valued at the daily NAV.
Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information,

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2022 is disclosed at the end of each Fund’s Schedule of Investments.
Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.
Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Foreign Taxes
The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.
The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2022, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.
Treasury Inflation Protected Securities
The funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders at least annually in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the IQ CBRE NextGen Real Estate ETF, IQ FTSE International Equity Currency Neutral ETF, IQ Healthy Hearts ETF, IQ Candriam ESG International Equity ETF, IQ Candriam ESG U.S.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Large Cap Equity ETF, IQ Chaikin U.S. Small Cap ETF, and IQ Chaikin U.S. Large Cap ETF, IQ Engender Equality ETF, IQ Cleaner transport ETF, IQ Clean Oceans ETF, and IQ Global Resources ETF typically distributes income quarterly, and IQ Real Return ETF and IQ S&P High Yield Low Volatility Bond ETF typically distributes income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from the IQ CBRE NextGen Real Estate ETF and the IQ Chaikin U.S. Small Cap ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of a REIT held by the fund. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.
A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market Fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2022, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$139,268,137	$—	$—	$25,614,071	$164,882,208
IQ Hedge Macro Tracker ETF	111,315	—	—	—	111,315
IQ Hedge Market Neutral Tracker ETF	1,704,172	—	—	—	1,704,172
IQ Hedge Long/Short Tracker ETF	975,683	—	—	—	975,683
IQ Hedge Event-Driven Tracker ETF	1,052,769	—	—	—	1,052,769
IQ Real Return ETF	2,485	41,348	65,681	1,216,273	1,325,787
IQ S&P High Yield Low Volatility Bond ETF	79,258	—	—	—	79,258
IQ Merger Arbitrage ETF	13,105,735	—	—	445,002	13,550,737
IQ Global Resources ETF	26,704	5,935	7,581	824,801	838,318
IQ CBRE NextGen Real Estate ETF	—	—	—	189,115	189,115
IQ FTSE International Equity Currency Neutral ETF	1,097,062	7,731	9,876	2,207,789	2,225,396
IQ Chaikin U.S. Large Cap ETF	—	98	834	3,464,049	3,464,982
IQ Chaikin U.S. Small Cap ETF	858,535	930	88,255	5,642,073	6,589,793
IQ 500 International ETF	3,488,171	25,763	32,910	1,481,678	5,028,522
IQ Candriam ESG U.S. Large Cap Equity ETF	—	11,280	96,304	5,558,265	5,665,849
IQ Candriam ESG U.S. Mid Cap Equity ETF	—	—	—	—	—
IQ Candriam ESG International Equity ETF	958,587	12,765	16,306	252,060	1,239,718
IQ Healthy Hearts ETF	25,172	62	2,454	188,551	216,239
IQ Engender Equality ETF	—	147	5,725	114,736	120,608
IQ Cleaner Transport ETF	4,710	—	—	—	4,710
IQ Clean Oceans ETF	—	—	—	—	—
IQ Global Equity R&D Leaders ETF	—	21	179	9,824	10,024
IQ U.S. Large Cap R&D Leaders ETF	—	55	467	25,660	26,182
IQ U.S. Mid Cap R&D Leaders ETF	—	356	4,824	243,820	249,000
The collateral amount presented is in excess of the securities on loan.
Master Netting Arrangements
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.
Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
At October 31, 2022, the unrealized appreciation/depreciation on total return swap contracts for the following Funds was zero, reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Merger Arbitrage ETF
As of October 31, 2022, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:
	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$160,593,309	$(160,593,309)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	107,494	(107,494)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	1,657,177	(1,657,177)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	950,418	(950,418)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	1,023,962	(1,023,962)	—	—	—	—
IQ Real Return ETF	1,285,207	(1,285,207)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	76,648	(76,648)	—	—	—	—
IQ Merger Arbitrage ETF	13,278,540	(13,278,540)	—	—	—	—
IQ Global Resources ETF	827,684	(827,684)	—	—	—	—
IQ CBRE NextGen Real Estate ETF	181,780	(181,780)	—	—	—	—
IQ FTSE International Equity Currency Neutral ETF	3,117,925	(3,117,925)	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	3,359,566	(3,359,566)	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	6,377,907	(6,377,907)	—	—	—	—
IQ 500 International ETF	4,703,890	(4,703,890)	—	—	—	—
IQ Candriam ESG U.S. Large Cap Equity ETF	5,496,291	(5,496,291)	—	—	—	—
IQ Candriam ESG U.S. Mid Cap Equity ETF	—	—	—	—	—	—
IQ Candriam ESG International Equity ETF	1,169,902	(1,169,902)	—	—	—	—
IQ Healthy Hearts ETF	212,623	(212,623)	—	—	—	—
IQ Engender Equality ETF	115,500	(115,500)	—	—	—	—
IQ Cleaner Transport ETF	4,574	(4,574)	—	—	—	—
IQ Clean Oceans ETF	—	—	—	—	—	—
IQ Global Equity R&D Leaders ETF	—	—	—	—	—	—
IQ U.S. Large Cap R&D Leaders ETF	—	—	—	—	—	—
IQ U.S. Mid Cap R&D Leaders ETF	—	—	—	—	—	—

1
The amount of collateral presented is limited such that the net amount cannot be less than $0.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
As of October 31, 2022, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:
Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ FTSE International Equity Currency Neutral ETF
Morgan Stanley	$1,071,285	$(1,071,285)	$—	$(1,093,157)	$1,071,285	$(21,872)
This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), the sub-advisor to IQ S&P High Yield Low Volatility Bond ETF, and its management of the Fund.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.40%*
IQ Hedge Market Neutral Tracker ETF	0.40%*
IQ Hedge Long/Short Tracker ETF	0.40%*
IQ Hedge Event-Driven Tracker ETF	0.40%*
IQ Real Return ETF	0.29%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.30%
IQ CBRE NextGen Real Estate ETF	0.60%
IQ FTSE International Equity Currency Neutral ETF	0.19%**
IQ Chaikin U.S. Large Cap ETF	0.25%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ 500 International ETF	0.25%
IQ Candriam ESG U.S. Large Cap Equity ETF	0.09%
IQ Candriam ESG U.S. Mid Cap Equity ETF	0.15%
IQ Candriam ESG International Equity ETF	0.15%
IQ Healthy Hearts ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Clean Oceans ETF	0.45%
IQ Global Equity R&D Leaders ETF	0.18%
IQ U.S. Large Cap R&D Leaders ETF	0.14%
IQ U.S. Mid Cap R&D Leaders ETF	0.16%

*
Prior to August 31, 2022, the annual rate for the Fund was 0.75%

**
Prior to August 31, 2022, the annual rate for the Fund was 0.35%

The Advisor has agreed to pay all expenses of the Funds, except: brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Chief Compliance Officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor.
The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Real Return ETF	0.06%
The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of the Fund in an amount that limits the Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage fees and

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
commissions, dividends paid on short sale, acquired fund fees and expenses, and extraordinary expenses) to not more than a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Global Resources ETF	0.30%
IQ CBRE NextGen Real Estate ETF	0.60%
IQ Chaikin U.S. Large Cap ETF	0.25%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ 500 International ETF	0.25%
IQ Candriam ESG U.S. Large Cap Equity ETF	0.09%
IQ Candriam ESG U.S. Mid Cap Equity ETF	0.15%
IQ Candriam ESG International Equity ETF	0.15%
IQ Healthy Hearts ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Clean Oceans ETF	0.45%
IQ Global Equity R&D Leaders ETF	0.18%
IQ U.S. Large Cap R&D Leaders ETF	0.14%
IQ U.S. Mid Cap R&D Leaders ETF	0.16%
The Fee Waiver and Expense Limitation Agreements will remain in effect unless terminated by the Board of Trustees of the Funds.
Investment Sub-Advisory Agreement
The Sub-Advisor is a registered investment advisor and an indirect, wholly-owned subsidiary of New York Life, and is responsible for the day-to-day portfolio management of IQ S&P High Yield Low Volatility Bond ETF. Pursuant to the terms of the Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Fund subject to the supervision of the Advisor and the Board.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. As described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
fees. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At October 31, 2022, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$841,469,679	$4,911,046	$(58,176,171)	(53,265,125)
IQ Hedge Macro Tracker ETF	2,723,840	48,495	(191,394)	(142,899)
IQ Hedge Market Neutral Tracker ETF	8,419,975	12,582	(485,116)	(472,534)
IQ Hedge Long/Short Tracker ETF	23,967,798	110,457	(2,972,488)	(2,862,031)
IQ Hedge Event-Driven Tracker ETF	7,925,247	3,860	(688,349)	(684,489)
IQ Real Return ETF	9,686,573	141,491	(1,125,372)	(983,881)
IQ S&P High Yield Low Volatility Bond ETF	19,825,640	48,433	(1,788,333)	(1,739,900)
IQ Merger Arbitrage ETF	580,933,440	5,062,561	(15,722,513)	(10,659,952)
IQ Global Resources ETF	35,644,709	4,794,181	(4,168,998)	625,183
IQ CBRE NextGen Real Estate ETF	29,505,750	1,480,396	(4,045,576)	(2,565,180)
IQ FTSE International Equity Currency Neutral ETF	308,122,855	16,945,256	(59,522,301)	(42,577,045)
IQ Chaikin U.S. Large Cap ETF	288,046,028	27,743,742	(38,365,087)	(10,621,345)
IQ Chaikin U.S. Small Cap ETF	247,474,822	23,951,709	(32,354,089)	(8,402,380)
IQ 500 International ETF	216,395,728	8,643,974	(41,574,236)	(32,930,262)
IQ Candriam ESG U.S. Large Cap Equity ETF	377,270,703	30,502,679	(35,818,575)	(5,315,896)
IQ Candriam ESG U.S. Mid Cap Equity ETF	5,040,032	236,213	(56,577)	179,636
IQ Candriam ESG International Equity ETF	204,428,606	7,097,082	(29,997,147)	(22,900,065)
IQ Healthy Hearts ETF	7,845,447	684,268	(864,652)	(180,384)
IQ Engender Equality ETF	5,748,437	293,749	(800,562)	(506,813)
IQ Cleaner Transport ETF	5,875,460	82,814	(1,569,628)	(1,486,814)
IQ Clean Oceans ETF	5,555,475	153,522	(1,298,149)	(1,144,627)
IQ Global Equity R&D Leaders ETF	4,890,895	78,995	(1,152,554)	(1,073,559)
IQ U.S. Large Cap R&D Leaders ETF	4,956,655	134,355	(1,038,797)	(904,442)
IQ U.S. Mid Cap R&D Leaders ETF	4,945,307	213,562	(945,966)	(732,404)

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, distributions from underlying Funds and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2022.
At April 30, 2022, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:
Fund	Ordinary Income (Loss)1	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$5,574,351	$(51,996,958)	$(43,778,910)	$(90,201,517)
IQ Hedge Macro Tracker ETF	54,816	(5,377,149)	(63,679)	(5,386,012)
IQ Hedge Market Neutral Tracker ETF	211,616	(779,156)	(532,245)	(1,099,785)
IQ Hedge Long/Short Tracker ETF	238,917	(999,738)	(1,933,397)	(2,694,218)
IQ Hedge Event-Driven Tracker ETF	35,778	(393,810)	(834,987)	(1,193,019)
IQ Real Return ETF	(104,646)	(2,069,905)	(721,519)	(2,896,070)
IQ S&P High Yield Low Volatility Bond ETF	84,135	(3,360,074)	(1,734,347)	(5,010,286)
IQ Merger Arbitrage ETF	(1,015,207)	(49,646,781)	(13,408,485)	(64,070,473)
IQ Global Resources ETF	—	(61,014,913)	4,537,744	(56,477,169)
IQ CBRE NextGen Real Estate ETF	—	(6,448,219)	(3,948,268)	(10,396,487)
IQ FTSE International Equity Currency Neutral ETF	1,631,378	(2,170,970)	(7,379,980)	(7,919,572)
IQ Chaikin U.S. Large Cap ETF	167,374	(38,648,985)	1,021,096	(37,460,515)
IQ Chaikin U.S. Small Cap ETF	—	(71,110,579)	(10,469,972)	(81,580,551)
IQ 500 International ETF	2,182,294	(5,991,456)	(4,921,195)	(8,730,357)
IQ Candriam ESG U.S. Large Cap Equity ETF	233,854	(2,014,301)	32,987,675	31,207,228
IQ Candriam ESG U.S. Mid Cap Equity ETF	N/A	N/A	N/A	N/A
IQ Candriam ESG International Equity ETF	1,430,497	(2,023,171)	3,324,256	2,731,582
IQ Healthy Hearts ETF	10,059	(139,812)	31,004	(98,749)
IQ Engender Equality ETF	8,860	(104,197)	(847,631)	(942,968)
IQ Cleaner Transport ETF	(805)	(61,401)	(1,213,775)	(1,275,981)
IQ Clean Oceans ETF	12,688	(31,312)	(940,486)	(959,110)
IQ Global Equity R&D Leaders ETF	10,108	(46,524)	(557,552)	(593,968)
IQ U.S. Large Cap R&D Leaders ETF	5,078	(22,227)	(542,466)	(559,615)
IQ U.S. Mid Cap R&D Leaders ETF	500	(38,026)	(603,060)	(640,586)

1
Includes late year ordinary loss, if any.

2
Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October and late year losses.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
At April 30, 2022, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(7,309,488)	$7,309,488
IQ Hedge Macro Tracker ETF	—	—
IQ Hedge Market Neutral Tracker ETF	13,811	(13,811)
IQ Hedge Long/Short Tracker ETF	(987,947)	987,947
IQ Hedge Event-Driven Tracker ETF	216,157	(216,157)
IQ Real Return ETF	(596,274)	596,274
IQ S&P High Yield Low Volatility Bond ETF	(1,125,108)	1,125,108
IQ Merger Arbitrage ETF	87,579,145	(87,579,145)
IQ Global Resources ETF	(1,199,729)	1,199,729
IQ CBRE NextGen Real Estate ETF	(2,330,925)	2,330,925
IQ FTSE International Equity Currency Neutral ETF	(4,571,037)	4,571,037
IQ Chaikin U.S. Large Cap ETF	(2,291,140)	2,291,140
IQ Chaikin U.S. Small Cap ETF	(7,384,747)	7,384,747
IQ 500 International ETF	(16,406,709)	16,406,709
IQ Candriam ESG U.S. Large Cap Equity ETF	(33,423,964)	33,423,964
IQ Candriam ESG U.S. Mid Cap Equity ETF	N/A	N/A
IQ Candriam ESG International Equity ETF	(4,403,240)	4,403,240
IQ Healthy Hearts ETF	(661,204)	661,204
IQ Engender Equality ETF	(117,278)	117,278
IQ Cleaner Transport ETF	17,358	(17,358)
IQ Clean Oceans ETF	(76,086)	76,086
IQ Global Equity R&D Leaders ETF	(48,723)	48,723
IQ U.S. Large Cap R&D Leaders ETF	(66,785)	66,785
IQ U.S. Mid Cap R&D Leaders ETF	(115,328)	115,328
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, the expiration of capital loss carryforwards, nondeductible expenses and capital share redemptions utilized as distributions for tax purposes.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
The tax character of distributions paid during the years ended April 30, 2022 and 2021 were as follows:
	2022			2021
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$2,417,467	$—	$—	$15,953,112	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—	106,851	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—	341,520	—	—
IQ Hedge Long/Short Tracker ETF	108,619	—	—	181,041	—	—
IQ Hedge Event-Driven Tracker ETF	266,450	—	—	209,892	—	—
IQ Real Return ETF	307,104	—	—	511,575	—	—
IQ S&P High Yield Low Volatility Bond ETF	1,750,995	—	—	3,749,100	—	—
IQ Merger Arbitrage ETF	—	—	—	16,966,679	—	—
IQ Global Resources ETF	—	—	—	2,041,648	—	—
IQ CBRE NextGen Real Estate ETF	1,830,575	—	—	662,106	—	1,029,743
IQ FTSE International Equity Currency Neutral ETF	9,308,477	—	—	6,183,285	—	—
IQ Chaikin U.S. Large Cap ETF	3,470,326	—	—	4,106,799	—	—
IQ Chaikin U.S. Small Cap ETF	2,747,303	—	—	1,965,356	—	—
IQ 500 International ETF	8,747,984	—	—	5,907,221	—	—
IQ Candriam ESG U.S. Large Cap Equity ETF	5,632,747	—	—	2,588,974	—	—
IQ Candriam ESG U.S. Mid Cap Equity ETF	N/A	N/A	N/A	N/A	N/A	N/A
IQ Candriam ESG International Equity ETF	5,802,531	—	—	2,032,608	—	—
IQ Healthy Hearts ETF	80,268	—	—	21,568	—	—
IQ Engender Equality ETF	40,598	—	—	N/A	N/A	N/A
IQ Cleaner Transport ETF	27,324	—	—	N/A	N/A	N/A
IQ Clean Oceans ETF	34,323	—	—	N/A	N/A	N/A
IQ Global Equity R&D Leaders ETF	11,114	—	—	N/A	N/A	N/A
IQ U.S. Large Cap R&D Leaders ETF	8,288	—	—	N/A	N/A	N/A
IQ U.S. Mid Cap R&D Leaders ETF	6,272	—	—	N/A	N/A	N/A

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2022, the Funds incurred and elected to defer to May 1, 2022 Post-October Losses and late year ordinary losses of:
Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—
IQ Hedge Long/Short Tracker ETF	—	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Real Return ETF	104,646	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—
IQ Merger Arbitrage ETF	1,015,207	—	—
IQ Global Resources ETF	982,462	—	—
IQ CBRE NextGen Real Estate ETF	—	—	—
IQ FTSE International Equity Currency Neutral ETF	—	—	—
IQ Chaikin U.S. Large Cap ETF	—	—	—
IQ Chaikin U.S. Small Cap ETF	—	—	—
IQ 500 International ETF	—	—	—
IQ Candriam ESG U.S. Large Cap Equity ETF	—	—	—
IQ Candriam ESG U.S. Mid Cap Equity ETF	N/A	N/A	N/A
IQ Candriam ESG International Equity ETF	—	—	—
IQ Healthy Hearts ETF	—	—	—
IQ Engender Equality ETF	—	—	—
IQ Cleaner Transport ETF	805	—	—
IQ Clean Oceans ETF	—	—	—
IQ Global Equity R&D Leaders ETF	—	—	—
IQ U.S. Large Cap R&D Leaders ETF	—	—	—
IQ U.S. Mid Cap R&D Leaders ETF
At April 30, 2022, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:
Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$—	$49,123,611	$2,873,347
IQ Hedge Macro Tracker ETF	24,641	4,264,318	1,112,831
IQ Hedge Market Neutral Tracker ETF	—	779,156	—
IQ Hedge Long/Short Tracker ETF	—	702,657	297,081
IQ Hedge Event-Driven Tracker ETF	—	331,648	62,162
IQ Real Return ETF	27,891	612,292	1,457,613
IQ S&P High Yield Low Volatility Bond ETF	—	2,878,107	481,967
IQ Merger Arbitrage ETF	—	49,646,781	—
IQ Global Resources ETF	1,099,354	32,376,209	28,638,704
IQ CBRE NextGen Real Estate ETF	2,480,198	—	6,448,219
IQ FTSE International Equity Currency Neutral ETF	15,482,247	—	2,170,970
IQ Chaikin U.S. Large Cap ETF	29,008,447	16,011,824	22,637,161
IQ Chaikin U.S. Small Cap ETF	5,911,452	32,657,354	38,453,225
IQ 500 International ETF	—	3,203,128	2,788,328
IQ Candriam ESG U.S. Large Cap Equity ETF	—	2,014,301	—
IQ Candriam ESG U.S. Mid Cap Equity ETF	N/A	N/A	N/A
IQ Candriam ESG International Equity ETF	—	1,817,627	205,544
IQ Healthy Hearts ETF	—	130,230	9,582
IQ Engender Equality ETF	—	104,196	1
IQ Cleaner Transport ETF	—	61,401	—
IQ Clean Oceans ETF	—	31,312	—
IQ Global Equity R&D Leaders ETF	—	46,524	—
IQ U.S. Large Cap R&D Leaders ETF	—	22,227	—
IQ U.S. Mid Cap R&D Leaders ETF	—	38,026	—
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2022, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.
The Advisor is an affiliate of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLIC”). The following tables reflect shares of a Fund beneficially owned by NYLIM or NYLIC or funds or accounts managed by NYLIM or NYLIC where such holdings exceed 5% of the shares of the Fund. As of October 31, 2022, NYLIM and NYLIC or funds or accounts managed by NYLIM or NYLIC were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.
New York Life Insurance & Annuity Corporation
Fund	% Ownership
IQ Healthy Hearts ETF	66.3%
IQ Engender Equality ETF	80.0%
IQ Cleaner Transport ETF	76.0%
IQ Clean Oceans ETF	76.0%

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
New York Life Investment Management LLC
Fund	% Ownership
IQ FTSE International Equity Currency Neutral ETF	44.0%
IQ Chaikin U.S. Large Cap ETF	98.3%
IQ Chaikin U.S. Small Cap ETF	85.3%
IQ 500 International ETF	95.3%
IQ Candriam ESG U.S. Equity ETF	84.7%
IQ Candriam ESG U.S. Mid Cap Equity ETF	95.0%
IQ Candriam ESG International Equity ETF	94.7%
IQ Global Equity R&D Leaders ETF	95.0%
IQ U.S. Large Cap R&D Leaders ETF	95.0%
IQ U.S. Mid Cap R&D Leaders ETF	95.0%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2022 are as follows:
Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$395,223,072	$385,547,930	$142,721,003	$211,258,302
IQ Hedge Macro Tracker ETF	1,828,689	1,785,041	—	1,274,102
IQ Hedge Market Neutral Tracker ETF	6,610,683	6,341,991	2,517,028	12,469,300
IQ Hedge Long/Short Tracker ETF	6,029,723	5,677,997	2,337,363	1,107,016
IQ Hedge Event-Driven Tracker ETF	3,311,188	3,214,403	—	2,102,639
IQ Real Return ETF	1,261,534	1,192,780	—	16,118,777
IQ S&P High Yield Low Volatility Bond ETF	8,934,535	9,009,017	—	2,122,836
IQ Merger Arbitrage ETF	696,682,906	767,408,422	31,645,876	55,965,040
IQ Global Resources ETF	3,357,065	2,818,105	8,558,050	3,061,142
IQ CBRE NextGen Real Estate ETF	36,206,961	36,746,723	2,233,099	5,913,420
IQ FTSE International Equity Currency Neutral ETF	24,140,608	11,205,580	35,218,500	10,144,323
IQ Chaikin U.S. Large Cap ETF	5,164,986	4,716,861	4,761,120	23,424,564
IQ Chaikin U.S. Small Cap ETF	5,438,839	5,116,046	55,874,935	9,371,041
IQ 500 International ETF	32,144,586	32,128,567	15,917,445	18,079,608
IQ Candriam ESG U.S. Large Cap Equity ETF	64,147,543	64,232,198	25,282,221	50,938,398
IQ Candriam ESG U.S. Mid Cap Equity ETF	—	—	5,035,037	—
IQ Candriam ESG International Equity ETF	26,320,132	26,820,496	17,931,709	6,358,748
IQ Healthy Hearts ETF	1,989,832	1,962,630	1,246,196	—
IQ Engender Equality ETF	2,378,629	2,380,342	—	—
IQ Cleaner Transport ETF	1,618,659	1,648,061	—	935,242
IQ Clean Oceans ETF	2,151,051	2,159,315	—	—
IQ Global Equity R&D Leaders ETF	574,391	560,493	—	—
IQ U.S. Large Cap R&D Leaders ETF	475,001	469,421	—	—
IQ U.S. Mid Cap R&D Leaders ETF	1,465,417	1,465,930	—	—

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
8. DERIVATIVE FINANCIAL INSTRUMENTS
Swap Transactions
A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.
The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.
When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.
The IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF and the IQ Merger Arbitrage ETF used Total Return Swaps to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.
Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2022, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2022, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.
The IQ FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.
Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2022, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Asset Derivatives
Forward Currency Contract Risk
IQ FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	$1,071,285
Liability Derivatives
Forward Currency Contract Risk
IQ FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	$1,093,157
Total return swaps reflect a reset date as of October 31, 2022; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Transactions in derivative instruments reflected on the Statements of Operations during the year ended October 31, 2022 were as follows:
Fund	Forward Currency Contract Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$227,561
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$12,129
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$32,469
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(21,752)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(4,033)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$9,798,028
IQ FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Forward foreign currency contracts	$18,594,079
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(7,187,724)
For the period ended October 31, 2022, the monthly average notional value of the derivatives held by the Funds were as follows:
	Average Notional Value
FIHI	IQ Hedge Multi- Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/ Short Tracker ETF	IQ Hedge Event- Driven Tracker ETF	IQ Merger Arbitrage ETF	IQ FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$71,141,047	$293,270	$287,252	$2,039,114	$219,986	$—	$—
Forward foreign currency contracts	—	—	—	—	—	—	239,002,241
Liability Derivatives
Swap contracts	$(71,584,622)	$(293,673)	$(288,381)	$(2,046,089)	$(221,696)	$(56,586,488)	$—
Forward foreign currency contracts	—	—	—	—	—	—	(236,391,309)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Call Risk1
During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.
Credit Risk1
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default on its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in default.
Currency Hedging Risk2
Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a fund may also go up or down quickly and unpredictably and investors may lose money.
Currency Risk
Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.
Cyber Security and Disruptions in Operations
With the increasing use of the Internet and technology in connection with the Fund’s operations, the Fund may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third-parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Fund’s or their service providers’ operations, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches). In addition, a cyber security breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial

1
Applies to IQ S&P High Yield Low Volatility Bond ETF

2
Applies to IQ FTSE International Equity Currency Neutral ETF

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
losses, inability to determine the Fund’s NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Fund and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.
Debt Investments Risk
The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Debt investments most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a fund may purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Depositary Receipts Risk
Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in depositary receipts based on the securities in its Underlying Index. Types of depositary receipts in which a Fund may invest include ADRs, EDRs and GDRs. ADRs are receipts that are traded in the U.S. evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets. To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted depositary receipt or any depositary receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non- sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Emerging Market Securities Risk
A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.
Equity Securities Risk
The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain may come with greater risk of loss.
ESG Investing Style Risk3
The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.
Exchange Traded Vehicle Risk4
Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.
Fund of Funds Risk4
Certain Funds’ investment performance, because they are fund of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.
Foreign Securities Risk
Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.

3
Applies to IQ Candriam ESG U.S. Large Cap Equity ETF, IQ Candriam ESG U.S. Mid Cap Equity ETF, IQ Candriam ESG International Equity ETF, IQ Healthy Hearts ETF, IQ Engender Equality ETF, IQ Cleaner Transport ETF, and IQ Clean Oceans ETF.

4
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, and IQ Hedge Event-Driven Tracker ETF.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
High Yield Securities Risk1
High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”
Income Risk1
The income of a Fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund needs to purchase additional bonds.
Index Risk
The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.
Industry Concentration Risk
To the extent that a Fund’s Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.
Interest Rate Risk1
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Capitalization Companies Risk5
Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of overall markets.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
LIBOR Replacement Risk
A Fund's investments in certain debt securities, derivatives or other financial instruments may reference the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations.
As of January 1, 2022, the United Kingdom Financial Conduct Authority, which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain LIBOR. However, many of the most widely used LIBOR tenors are expected to continue until mid-2023. It is anticipated that LIBOR will be

1
Applies to IQ S&P High Yield Low Volatility Bond ETF

5
Applies to IQ U.S. Large Cap R&D Leaders ETF

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time.
Although the transition away from LIBOR in the marketplace has become increasingly well defined, with an increasing volume of newly issued financial instruments referencing an alternative reference rate, , there are still challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund's performance and/or net asset value.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to amend existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund's performance.
Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Long/Short Risk
There is no guarantee that the returns on a Fund’s long or short positions, if any, will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, a Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.
Market Disruption Risk
In late February 2022, the Russian military invaded the Ukraine, which amplified existing geopolitical tensions among Russia, Ukraine, Europe, and many other countries including the U.S. and other members of the North Atlantic Treaty Organization (“NATO”). In response, various countries, including the U.S., the United Kingdom, and members of the European Union issued broad-ranging economic sanctions against Russia, Russian companies and financial institutions, Russian individuals and others. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia in light of Russia’s invasion of Ukraine will adversely impact the economies of Russia and Ukraine. Certain sectors of each country’s economy may be particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors. Further, a number of large corporations and U.S. and foreign governmental entities have announced plans to divest interests or otherwise curtail business dealings in Russia or with certain Russian businesses. These events have resulted in (and may continue to result in) a loss of liquidity and value of Russian and Ukrainian securities and, in some cases, a complete inability to trade or settle trades in certain Russian securities. Further actions are likely to be taken by the international community, including governments and private corporations, that will adversely impact the Russian economy in particular. Such actions may include boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals, or other unforeseeable actions. The ramifications of the hostilities and sanctions also may negatively impact other regional and global economic markets (including Europe and the U.S.), companies in other countries (particularly those that have done business with Russia) and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas and precious metals. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility and have severe negative consequences for regional and global markets, industries and companies in which the Fund invests. Moreover, the extent and duration of

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
the Ukrainian invasion or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on a Fund’s performance and the value of an investment in the Fund.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed-income securities markets generally or particular segments of the market.
An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments.
Mid-Capitalization Companies Risk6
Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, therefore impacting the value of the Fund’s investment in mid-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it more difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
New Fund Risk7
Certain Funds are new funds. There can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Underlying Indexes or ultimately liquidate.
Passive Management Risk
Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.
Small Capitalization Companies Risk8
Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments. Additionally, the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

6
Applies to IQ Candriam ESG U.S. Mid Cap Equity ETF and IQ U.S. Mid Cap R&D Leaders ETF

7
Applies to IQ Candriam ESG U.S. Mid Cap Equity ETF, IQ Global Equity R&D Leaders ETF, IQ U.S. Large Cap R&D Leaders ETF, and IQ U.S. Mid Cap R&D Leaders ETF.

8
Applies to IQ CBRE NextGen Real Estate ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam ESG U.S. Large Cap Equity ETF, IQ Candriam ESG International Equity ETF, IQ Engender Equality ETF, IQ Cleaner Transport ETF, and IQ Clean Oceans ETF.

Notes to Financial Statements (continued)

October 31, 2022 (unaudited)
Total Return Swap Risk9
Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.
Tracking Error Risk
Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for a number of reasons, including that the strategies used by the Advisor to match the performance of the Underlying Indexes were unsuccessful and because a Fund incurs expenses, which an Underlying Index does not incur.
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when market price in the Secondary Market and the NAV vary significantly. During periods of market stress, shares of a Fund may also experience significantly wider “bid/ask” spreads, premiums and discounts between a Fund’s NAV and market price.
U.S. Investing Risk
Certain Funds may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations, tariffs or the threat of tariffs, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
10. SUBSEQUENT EVENTS
On December 8, 2022, the Board of Trustees of the IndexIQ ETF Trust, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF and IQ S&P High Yield Low Volatility Bond ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of each Fund and its shareholders to liquidate the Funds. The Funds will be liquidated on or about February 7, 2023.
Other than the Fund liquidation, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

9
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, and IQ Merger Arbitrage ETF.

Board Review of Investment Advisory Agreements

October 31, 2022 (unaudited)
Approval Relating to the IQ Candriam ESG U.S. Mid Cap Equity ETF
The Board (the members of which are referred to as “Trustees”), including the Trustees who are not an “interested person” of the Trust, as defined by the Investment Company Act of 1940 (the “1940 Act”)(the “Independent Trustees”), met in person on September 28, 2022, to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”), with respect to the IQ Candriam ESG U.S. Mid Cap Equity ETF (the “New Fund”) between the Trust and IndexIQ Advisors LLC (the “Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment. In connection with considering approval of the Advisory Agreement Amendment, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board, including the Independent Trustees, focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor will provide to the New Fund, and the fee that the Advisor will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratio to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that the New Fund was a passively managed exchange-traded fund (“ETF”) designed to track an index created by an affiliate of the Advisor.
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) information about the proposed expense limitation and fee waiver agreement; (3) information describing the Advisor and the services to be provided thereby; (4) information regarding the compliance program and portfolio management team of the Advisor; (5) a copy of the Form ADV of the Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ Active ETF Trust.
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Fund:
1.
The nature, extent, and quality of the facilities and services to be provided to the New Fund by the Advisor. The Independent Trustees reviewed the services that the Advisor would provide to the New Fund. In connection with the investment advisory services to be provided to the New Fund, the Independent Trustees noted the responsibilities that the Advisor would have as the New Fund’s investment adviser, including overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund.

Board Review of Investment Advisory Agreements (continued)

October 31, 2022 (unaudited)
The Independent Trustees reviewed and considered the Advisor’s performance in managing the existing Funds of the Trust. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations, and resources.
2.
Comparison of services to be provided and fees to be charged by the Advisor and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by the Advisor from its relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with the Advisor to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fee and projected expense ratio for the New Fund’s first year of operations to other ETFs in the New Fund’s peer group. The Independent Trustees also considered that the New Fund will have in place an Expense Limitation Agreement to limit the total operating expenses.

After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by the Advisor and the costs expected to be incurred by the Advisor in rendering those services, the Independent Trustees concluded that the fee proposed to be paid to the Advisor with respect to the New Fund was fair and reasonable.
3.
The Advisor’s profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of the Advisor in connection with its serving as investment adviser to the New Fund, including operational costs. Due to the fact that the New Fund had not yet commenced operations, the Independent Trustees made no determination with respect to economies of scale or the impact of the New Fund on the Advisor’s profitability.

4.
Investment performance of the Advisor. Because the New Fund had not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment with the Advisor was reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment.
As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment was in the best interests of the New Fund. The Board and the Independent Trustees, voting separately, approved the Advisory Agreement Amendment with respect to the New Fund.

IndexIQ ETF Trust
Semi-Annual Report | October 31, 2022
IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Real Return ETF (CPI)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Merger Arbitrage ETF (MNA)
IQ Global Resources ETF (GRES)
IQ CBRE NextGen Real Estate ETF
   (Formerly IQ U.S. Real Estate Small Cap ETF)    (ROOF)
IQ FTSE International Equity Currency Neutral ETF
   (Formerly IQ 50 Percent Hedged FTSE International ETF) (HFXI)
IQ Chaikin U.S. Large Cap ETF (CLRG)
IQ Chaikin U.S. Small Cap ETF (CSML)
IQ 500 International ETF (IQIN)
IQ Candriam ESG U.S. Large Cap Equity ETF
   (Formerly IQ Candriam ESG US Equity ETF)    (IQSU)
IQ Candriam ESG U.S. Mid Cap Equity ETF (IQSM)
IQ Candriam ESG International Equity ETF (IQSI)
IQ Healthy Hearts ETF (HART)
IQ Engender Equality ETF (EQUL)
IQ Cleaner Transport ETF (CLNR)
IQ Clean Oceans ETF (OCEN)
IQ Global Equity R&D Leaders ETF (WRND)
IQ U.S. Large Cap R&D Leaders ETF (LRND)
IQ U.S. Mid Cap R&D Leaders ETF (MRND)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

5013915.2ME10-12/22

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 28, 2022

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	December 28, 2022